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                                     [LOGO]

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2000
                                  (UNAUDITED)
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TABLE OF CONTENTS

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
                                                                PAGE
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund......................................      1
  SA U.S. Market Fund.......................................      3
  SA U.S. HBtM Fund.........................................     13
  SA U.S. Small Company Fund................................     16
  SA International HBtM Fund................................     29
  SA International Small Company Fund.......................     35
STATEMENTS OF ASSETS AND LIABILITIES........................     36
STATEMENTS OF OPERATIONS....................................     38
STATEMENTS OF CHANGES IN NET ASSETS.........................     40
FINANCIAL HIGHLIGHTS........................................     44
NOTES TO FINANCIAL STATEMENTS...............................     50
SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS
GROUP INC. & DFA INVESTMENT TRUST COMPANY...................     58

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SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited)

                                              FACE
                                             AMOUNT        VALUE+
--------------------------------------------------------------------
BONDS AND NOTES -- 69.0%
GOVERNMENT AGENCY -- 0.7%
  Federal Home Loan Bank, 5.875%,
    9/17/01.............................  USD   250,000  $   249,892
                                                         -----------

AIRPORT -- 1.2%
  Kansai International Airport, 1.300%,
    7/29/04.............................  JPY 50,000,000     447,014
                                                         -----------

BANKS -- 19.3%
  African Development Bank, MTN, 8.625%,
    5/01/01.............................  USD   250,000      251,923
  Asian Development Bank, 8.500%,
    5/02/01.............................  USD   600,000      604,822
  Caisse D'Amortissement de La Dette
    Sociale, 5.500%, 4/25/02............  EUR   600,000      568,245
  Credit Agricole Indosuez, 7.140%,
    7/03/01.............................  USD   600,000      602,400
  Credit Local De France SA, 6.000%,
    9/24/01.............................  EUR   300,000      283,439
  DSL Finance NV, 5.000%, 5/07/02.......  EUR 1,000,000      481,979
  European Investment Bank, 0.875%,
    11/08/04............................  JPY 75,000,000     658,968
  Export-Import Bank, 4.375%,
    10/01/03............................  JPY 48,000,000     460,689
  Intermediate American Development
    Bank, 8.500%, 5/01/01...............  USD   500,000      503,747
  International Bank for
    Reconstruction & Development,
    4.750%, 12/20/04....................  JPY 50,000,000     504,810
  Landeskreditbank Baden-Wuerttemberg,
    7.750%, 2/20/02.....................  EUR   500,000      247,553
  Nederlandse Waterschapsbank NV,
    5.125%, 12/30/02....................  EUR 1,600,000      684,975
  Rheinische Hypothekenbank AG, 5.500%,
    12/05/01............................  EUR 1,000,000      944,634
  Westfaelische Hypothekenbank, 3.250%,
    8/15/01.............................  EUR   250,000      232,426
                                                         -----------
                                                           7,030,610
                                                         -----------

CHEMICALS -- 2.2%
  E.I. du Pont de Nemours & Co., 6.410%,
    3/09/01.............................  USD   800,000      790,456
                                                         -----------

FINANCE -- AUTO LOANS -- 2.6%
  Toyota Motor Credit Corp., 1.000%,
    12/20/04............................  JPY 107,000,000     941,589
                                                         -----------

FINANCIAL SERVICES -- 8.3%
  Beta Finance, Inc., 6.460%, 3/28/01...  USD   800,000      787,654
  CC USA, Inc., 6.500%, 3/05/01.........  USD   800,000      790,900
  General Electric Capital Corp.,
    5.250%, 5/31/02.....................  EUR   800,000      756,834
  Sigma Finance, Inc., 6.480%,
    3/06/01.............................  USD   700,000      691,936
                                                         -----------
                                                           3,027,324
                                                         -----------
                                              FACE
                                             AMOUNT        VALUE+
--------------------------------------------------------------------

FOREIGN GOVERNMENT/AGENCY -- 24.3%
  Alberta Treasury Branch, 4.750%,
    3/30/01.............................  CAD   500,000  $   332,550
  Canada Mortgage & Housing Corp.,
    7.250%, 9/01/01.....................  CAD   350,000      235,625
  Federal Republic of Germany, 4.750%,
    11/20/01............................  EUR 1,000,000      939,829
  Government of France, 5.500%,
    10/12/01............................  EUR   900,000      849,838
  Japan Finance Corp., 8.700%,
    7/30/01.............................  USD   500,000      506,539
  KFW International Finance, 5.000%,
    1/22/02.............................  USD   300,000      296,592
  Kingdom of Belgium, Zero Coupon Bond,
    9/06/01.............................  EUR 1,000,000      910,266
  Kingdom of Denmark, 5.375%, 9/15/03...  DKK  9,000,000     966,565
  Kingdom of Netherlands, 8.750%,
    9/15/01.............................  EUR   900,000      867,094
  Kingdom of Sweden, 5.000%, 1/15/04....  SEK  9,000,000     967,412
  Kommuninvest Oerebro, 5.875%,
    1/15/04.............................  SEK  5,000,000     536,339
  Oresundskonsortiet, 5.500%, 8/19/04...  SEK  9,000,000     965,886
  Province of Alberta, 10.250%,
    8/22/01.............................  CAD   700,000      479,997
                                                         -----------
                                                           8,854,532
                                                         -----------

INSURANCE -- 3.5%
  AIG Funding, Inc., 6.480%, 2/20/01....  USD   800,000      792,800
  American International Group, Inc.,
    MTN, 6.340%, 8/16/01................  USD   250,000      250,313
  MBIA, Inc., 9.000%, 2/15/01...........  USD   250,000      250,541
                                                         -----------
                                                           1,293,654
                                                         -----------

OIL & GAS -- 1.4%
  Elf Aquitaine SA, 8.000%, 10/15/01....  USD   500,000      507,725
                                                         -----------

RETAIL -- GENERAL -- 0.5%
  Wal-Mart Stores, Inc., 6.150%,
    8/10/01.............................  USD   200,000      200,175
                                                         -----------

TELECOMMUNICATIONS -- 2.2%
  Southwestern Bell Telephone Co.,
    6.250%, 3/12/01.....................  USD   800,000      798,942
                                                         -----------

TRANSPORTATION -- 1.4%
  Societe Nationale des Chemins de Fer,
    9.800%, 2/19/02.....................  EUR   500,000      494,034
                                                         -----------

UTILITY -- 1.4%
  National Rural Utilities Cooperative
    Finance Corp., 5.280%, 2/04/02......  USD   500,000      495,881
                                                         -----------
  TOTAL BONDS AND NOTES
    (Identified Cost $24,786,931).......                  25,131,828
                                                         -----------

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SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

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
                                              FACE
                                             AMOUNT        VALUE+
SHORT-TERM INVESTMENTS -- 25.1%

BANKS -- 1.6%
  Commerzbank, 6.270%, 1/05/01..........  USD   600,000  $   599,582
                                                         -----------
FINANCE -- LEASING COMPANIES -- 2.5%
  Enterprise Funding Corp., 6.510%,
    1/31/01.............................  USD   900,000      895,117
                                                         -----------

FINANCIAL SERVICES -- 12.3%
  Barton Capital Corp., 6.530%,
    1/23/01.............................  USD   800,000      796,808
  Ciesco LP, 6.540%, 1/12/01............  USD   800,000      798,401
  Corporate Asset Fund, 6.520%,
    1/18/01.............................  USD 1,000,000      996,921
  Sheffield Receivable Corp., 6.670%,
    1/05/01.............................  USD 1,000,000      999,259
  Windmill Financial Corp., 6.610%,
    1/25/01.............................  USD   900,000      896,034
                                                         -----------
                                                           4,487,423
                                                         -----------

HEALTH CARE -- DRUGS -- 2.2%
  Glaxo Wellcome Plc, 6.500%, 1/26/01...  USD   800,000      796,388
                                                         -----------

OIL & GAS -- 5.5%
  BP Amoco Capital Plc, 6.530%,
    1/10/01.............................  USD 1,000,000      998,368
  Exxon Mobil, 6.530%, 1/05/01..........  USD 1,000,000      999,274
                                                         -----------
                                                           1,997,642
                                                         -----------

                                             SHARES        VALUE+
--------------------------------------------------------------------

OTHER -- 1.0%
  SSgA Government Money Market Fund.....            252  $       252
  SSgA Money Market Fund................        363,048      363,048
                                                         -----------
                                                             363,300
                                                         -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $9,139,453)........                   9,139,452
                                                         -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 94.1%
  (IDENTIFIED COST $33,926,384)#                    34,271,280
  Cash and Other Assets, Less Liabilities -- 5.9%    2,142,951
                                                    ----------
NET ASSETS -- 100%................................  $36,414,231
                                                    ==========

  +  See Note 1.
  # At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $33,926,384. Net unrealized appreciation aggregated $344,896, of which $679,240 related to appreciated investment securities and $334,344 related to depreciated investment securities.
Key to abbreviations:
CAD  -- Canadian Dollar
DKK  -- Danish Krone
EUR  -- European Monetary Unit
JPY  -- Japanese Yen
SEK  -- Swedish Krona
USD  -- U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited)

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 93.4%
ADVERTISING -- 0.7%
  Catalina Marketing Corp.*.............       300   $    11,681
  Interpublic Group of Cos., Inc........       600        25,537
  Lamar Advertising Co. Class A*........       200         7,719
  Omnicom Group, Inc....................     1,800       149,175
  TMP Worldwide, Inc.*..................     1,800        99,000
  True North Communications, Inc........       500        21,250
                                                     -----------
                                                         314,362
                                                     -----------

AEROSPACE/DEFENSE -- 1.1%
  Alliant Techsystems, Inc.*............       300        20,025
  Boeing Co.............................     1,700       112,200
  General Dynamics Corp.................       300        23,400
  Honeywell International, Inc..........     1,600        75,700
  Litton Industries, Inc.*..............       300        23,606
  Newport News Shipbuilding, Inc........       400        20,800
  Northrop Grumman Corp.................       300        24,900
  Raytheon Co. Class B..................       500        15,531
  REMEC, Inc.*..........................       300         2,888
  United Technologies Corp..............     2,300       180,837
                                                     -----------
                                                         499,887
                                                     -----------

AIRLINES -- 0.4%
  AMR Corp.*............................     3,000       117,563
  Delta Air Lines, Inc..................       300        15,056
  Southwest Airlines Co.................     1,000        33,530
                                                     -----------
                                                         166,149
                                                     -----------

APPLIANCES -- 0.0%
  Maytag Corp...........................       200         6,463
                                                     -----------

AUTO & RELATED -- 0.9%
  AutoZone, Inc.*.......................       600        17,100
  Cummins Engine Co., Inc...............       200         7,587
  Dollar Thrifty Automotive
    Group, Inc.*........................       500         9,375
  Ford Motor Co.........................     2,300        53,906
  General Motors Corp...................     2,500       127,344
  Harley-Davidson, Inc..................       600        23,850
  Johnson Controls, Inc.................       200        10,400
  Lear Corp.*...........................       700        17,369
  Navistar International Corp.*.........     1,200        31,425
  O'Reilly Automotive, Inc.*............     1,000        26,750
  PACCAR, Inc...........................       200         9,850
  Tower Automotive, Inc.*...............       600         5,400
  TRW, Inc..............................     2,500        96,875
  Visteon Corp..........................       301         3,462
                                                     -----------
                                                         440,693
                                                     -----------

BANKS/SAVINGS & LOANS -- 6.1%
  Associated Banc-Corp..................       330        10,024
  Astoria Financial Corp................       300        16,294
  BancWest Corp.........................       600        15,675
  Bank of America Corp..................     3,300       151,387
  Bank of New York Co., Inc.............     1,500        82,781
  Bank One Corp.........................     4,600       168,475
  BB&T Corp.............................     1,084        40,447
                                           SHARES      VALUE+
----------------------------------------------------------------
  BOK Financial Corp....................       600   $    12,750
  Charter One Financial, Inc............     1,100        31,763
  Chase Manhattan Corp..................    12,300       558,881
  Comerica, Inc.........................       300        17,813
  Commercial Federal Corp...............       600        11,663
  Compass Bancshares, Inc...............     2,400        57,300
  Fifth Third Bancorp...................       750        44,812
  First Charter Corp....................       600         8,925
  First Financial Bancorp...............       600        10,200
  First Union Corp......................     2,000        55,625
  First Virginia Banks, Inc.............       300        14,400
  Firstar Corp..........................     1,918        44,593
  FleetBoston Financial Corp............     1,800        67,612
  Golden State Bancorp, Inc.............       500        15,719
  Golden West Financial Corp............       300        20,250
  Greater Bay Bancorp...................       400        16,400
  GreenPoint Financial Corp.............       700        28,656
  Hibernia Corp. Class A................     1,000        12,750
  Huntington Bancshares, Inc............     1,000        16,188
  Independence Community Bank Corp......       700        11,156
  Marshall & Ilsley Corp................       200        10,166
  Mercantile Bankshares Corp............       400        17,275
  National Commerce Bancorp.............       600        14,850
  Northern Trust Corp...................     1,100        89,719
  Old National Bancorp..................       420        12,574
  PNC Bank Corp.........................       600        43,837
  Richmond County Financial Corp........       600        15,675
  Riggs National Corp...................       500         6,969
  SouthTrust Corp.......................       300        12,206
  Summit Bancorp........................       400        15,275
  Sun Trust Banks, Inc..................     3,000       189,000
  The Colonial BancGroup, Inc...........     1,100        11,825
  TrustCo Bank Corp. NY.................     1,200        14,625
  Trustmark Corp........................       600        12,600
  U.S. Bancorp..........................     1,500        43,781
  UBS AG................................        67        10,948
  UnionBanCal Corp......................     1,600        38,500
  Wachovia Corp.........................     5,400       313,875
  Washington Mutual, Inc................     5,300       281,231
  Whitney Holding Corp..................       300        10,894
  Zions Bancorp.........................     2,700       168,581
                                                     -----------
                                                       2,876,945
                                                     -----------

BROADCASTING -- 0.3%
  Clear Channel
    Communications, Inc.*...............     1,200        58,125
  Hearst-Argyle Television, Inc.*.......       500        10,219
  Infinity Broadcasting Corp.
    Class A*............................       500        13,969
  Pegasus Communications Corp.*.........       200         5,150
  Sinclair Broadcast Group, Inc.
    Class A*............................     2,200        22,069
  Univision Communications, Inc.
    Class A*............................       200         8,187
                                                     -----------
                                                         117,719
                                                     -----------

BUILDING & CONSTRUCTION -- 0.3%
  Armstrong Holdings, Inc...............       200           413
  Clayton Homes, Inc....................     1,100        12,650
  Dal-Tile International, Inc.*.........     1,100        15,606
  Dycom Industries, Inc.*...............       300   $    10,781

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Fleetwood Enterprises, Inc............       700         7,350
  Jacobs Engineering Group, Inc.*.......       300        13,856
  Lennar Corp...........................       500        18,125
  Masco Corp............................       900        23,119
  Modine Manufacturing Co...............       400         8,300
  Simpson Manufacturing Co., Inc.*......       200        10,200
  Texas Industries, Inc.................       300         9,000
                                                     -----------
                                                         129,400
                                                     -----------
BUSINESS SERVICES -- 2.0%
  Ariba, Inc.*..........................     2,400       128,700
  Automatic Data Processing, Inc........     1,300        82,306
  BEA Systems, Inc.*....................       400        26,925
  Cendant Corp.*........................     1,000         9,625
  Cintas Corp...........................       300        15,956
  CMGI, Inc.*...........................       500         2,797
  Complete Business Solutions, Inc.*....       700         7,219
  Consolidated Graphics, Inc.*..........       300         3,581
  DiamondCluster
    International, Inc.*................     1,300        39,650
  Ecolab, Inc...........................       300        12,956
  Electronic Data Systems Corp..........     1,000        57,750
  First Data Corp.......................       800        42,150
  Fiserv, Inc.*.........................       500        23,719
  i2 Technologies, Inc.*................     1,020        55,462
  Imation Corp.*........................     3,300        51,150
  Modis Professional Services, Inc.*....     1,200         4,950
  National Data Corp....................       300        10,988
  NCO Group, Inc.*......................       500        15,188
  Paychex, Inc..........................       750        36,469
  Robert Half International, Inc.*......       800        21,200
  Sapient Corp.*........................       400         4,775
  SEI Investments Co....................       300        33,600
  Solectron Corp.*......................     6,200       210,180
  Spherion Corp.*.......................       500         5,656
  TeleTech Holdings, Inc.*..............       400         7,350
  Westwood One, Inc.*...................       400         7,725
                                                     -----------
                                                         918,027
                                                     -----------

CHEMICALS -- 0.9%
  Air Products & Chemicals, Inc.........       500        20,500
  Albemarle Corp........................       500        12,375
  Cabot Corp............................       400        10,550
  Cabot Microelectronics Corp.*.........       112         5,827
  Dow Chemical Co.......................     2,000        73,250
  E.I. du Pont de Nemours & Co..........     2,100       101,456
  Eastman Chemical Co...................       200         9,750
  Great Lakes Chemical Corp.............       300        11,156
  IMC Global, Inc.......................       700        10,894
  International Specialty
    Products, Inc.*.....................     4,800        32,100
  Lyondell Chemical Co..................       700        10,719
  MacDermid, Inc........................       300         5,700
  PolyOne Corp..........................     2,200        12,925
  Praxair, Inc..........................       300        13,313
  Rohm & Haas Co........................       900   $    32,681
  RPM, Inc..............................       900         7,706
  Sigma-Aldrich Corp....................       400        15,725
  Solutia, Inc..........................     1,100        13,200
                                           SHARES      VALUE+
----------------------------------------------------------------
                                                     -----------
                                                         399,827
                                                     -----------

COMMERCIAL SERVICES -- 0.2%
  ACNielsen Corp.*......................       600        21,750
  Deluxe Corp...........................       600        15,162
  Quanta Services, Inc.*................     1,300        41,844
  Sodexho Marriott Services, Inc........       600        13,275
  Veritas DGC, Inc.*....................       500        16,150
                                                     -----------
                                                         108,181
                                                     -----------

COMMUNICATIONS EQUIPMENT -- 0.0%
  Allen Telecom, Inc.*..................       600        10,762
  Entrada Networks, Inc.*...............        25            44
                                                     -----------
                                                          10,806
                                                     -----------

COMPUTERS -- 1.2%
  Apple Computer, Inc.*.................       600         8,925
  Compaq Computer Corp..................     3,400        51,170
  Dell Computer Corp....................     5,100        88,931
  Gateway, Inc.*........................       600        10,794
  Hewlett-Packard Co....................     4,000       126,250
  International Business Machines
    Corp................................     3,300       280,500
                                                     -----------
                                                         566,570
                                                     -----------

COMPUTER EQUIPMENT -- 2.2%
  Adaptec, Inc.*........................       500         5,125
  Electronics for Imaging, Inc.*........       200         2,788
  EMC Corp.*............................     4,200       279,300
  Emulex Corp.*.........................       800        63,950
  Ingram Micro, Inc. Class A*...........       600         6,750
  Intel Corp............................     3,000        90,187
  Maxtor Corp.*.........................       900         5,034
  Mentor Graphics Corp.*................       600        16,463
  Palm, Inc.*...........................     1,038        29,388
  RadiSys Corp.*........................       200         5,175
  SanDisk Corp.*........................       200         5,550
  SCM Microsystems, Inc.*...............       100         3,300
  Silicon Storage Technology, Inc.*.....       300         3,544
  VERITAS Software Corp.*...............     5,978       523,075
  Verity, Inc.*.........................       300         7,219
                                                     -----------
                                                       1,046,848
                                                     -----------

COMPUTER SERVICES -- 1.2%
  Affiliated Computer Services, Inc.
    Class A*............................       900        54,619
  Aspen Technology, Inc.*...............       200         6,650
  Cadence Design Systems, Inc.*.........     1,200        33,000
  CDW Computer Centers, Inc.*...........       200         5,575
  Ceridian Corp.*.......................     1,500        29,906
  Cisco Systems, Inc.*..................     1,000        38,250
  Computer Sciences Corp.*..............       300        18,037
  Compuware Corp.*......................       700         4,375
  NCR Corp.*............................       500        24,562
  Network Appliance, Inc.*..............     1,600   $   102,700
  Radiant Systems, Inc.*................       300         6,150
  Safeguard Scientifics, Inc.*..........       300         1,988
  Sun Microsystems, Inc.*...............     6,800       189,550

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  SunGard Data Systems, Inc.*...........       300        14,138
  Unisys Corp.*.........................     1,600        23,400
  Wind River Systems, Inc.*.............       200         6,825
  Zomax, Inc.*..........................       400         1,825
                                                     -----------
                                                         561,550
                                                     -----------

COMPUTER SOFTWARE -- 2.9%
  3Com Corp.............................       700         5,950
  Adobe Systems, Inc....................       400        23,275
  BMC Software, Inc.....................       500         7,000
  BroadVision, Inc.*....................       900        10,631
  CheckFree Corp.*......................       300        12,750
  Citrix Systems, Inc.*.................     1,900        42,750
  Computer Associates
    International, Inc..................     5,300       103,350
  Convera Corp.*........................       300         5,325
  Electronic Arts, Inc.*................     2,000        85,250
  Inktomi Corp.*........................       200         3,575
  Internet Security Systems, Inc.*......       200        15,687
  IntraNet Solutions, Inc.*.............       400        20,400
  Intuit, Inc.*.........................     2,000        78,875
  Macromedia, Inc.*.....................       200        12,150
  Mercury Interactive Corp.*............       400        36,100
  Micromuse, Inc.*......................       400        24,144
  Microsoft Corp.*......................     8,800       381,700
  National Instruments Corp.*...........       500        24,281
  Netopia, Inc.*........................       200           863
  Network Associates, Inc.*.............     1,400         5,862
  New Era of Networks, Inc.*............       300         1,763
  Novell, Inc.*.........................       700         3,653
  Oracle Corp.*.........................    11,600       337,125
  Parametric Technology Corp.*..........       500         6,719
  PeopleSoft, Inc.*.....................       500        18,594
  Peregrine Systems, Inc.*..............       200         3,950
  Pinnacle Systems, Inc.*...............       400         2,950
  Puma Technology, Inc.*................       200           831
  Rational Software Corp.*..............       400        15,575
  Siebel Systems, Inc.*.................       800        54,100
  SYNAVANT, Inc.*.......................        30           141
                                                     -----------
                                                       1,345,319
                                                     -----------

CONSUMER PRODUCTS -- 2.3%
  Avon Products, Inc....................     2,400       114,900
  Clorox Co.............................     2,300        81,650
  Colgate-Palmolive Co..................     5,700       367,935
  Energizer Holdings, Inc.*.............       800        17,100
  Estee Lauder Companies, Inc.
    Class A.............................       200         8,763
  Fortune Brands, Inc...................       300         9,000
  Gillette Co...........................     5,300       191,462
  Hasbro, Inc...........................       900         9,563
  Mattel, Inc...........................     2,100        30,324
  Newell Rubbermaid, Inc................       600   $    13,650
  Procter & Gamble Co...................     2,600       203,937
  The Dial Corp.........................       900         9,900
  Tupperware Corp.......................       600        12,262
                                                     -----------
                                                       1,070,446
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

CONTAINERS-PAPER/PLASTIC -- 0.0%
  Sealed Air Corp.*.....................       200         6,100
                                                     -----------

DISTRIBUTION/WHOLESALE -- 0.1%
  Fastenal Company......................       200        10,975
  Genuine Parts Co......................       900        23,569
  International Multifoods Corp.........       900        18,281
                                                     -----------
                                                          52,825
                                                     -----------

DIVERSIFIED OPERATIONS -- 3.5%
  Carlisle Cos., Inc....................       600        25,762
  Cognex Corp.*.........................       200         4,425
  Cooper Industries, Inc................       500        22,969
  Corning, Inc..........................    14,400       760,500
  Danaher Corp..........................       300        20,513
  Federal Signal Corp...................       600        11,775
  Hawaiian Electric Industries, Inc.....       300        11,156
  Hillenbrand Industries, Inc...........     1,300        66,950
  Illinois Tool Works, Inc..............       600        35,737
  Lockheed Martin Corp..................       800        27,160
  Minnesota Mining & Manufacturing
    Co..................................       800        96,400
  Perkin Elmer, Inc.....................     4,100       430,500
  PPG Industries, Inc...................       300        13,894
  Ralston Purina Co.....................     2,400        62,700
  SPS Technologies, Inc.*...............       300        16,444
  Textron, Inc..........................       300        13,950
  Viad Corp.............................       600        13,800
  Volt Information Sciences, Inc.*......       300         6,225
                                                     -----------
                                                       1,640,860
                                                     -----------

EDUCATION -- 0.0%
  Learning Tree International, Inc.*....       200         9,900
                                                     -----------

ELECTRICAL EQUIPMENT -- 1.8%
  Belden, Inc...........................       500        12,688
  Cable Design Technologies Corp.*......       450         7,566
  Credence Systems Corp.*...............       200         4,600
  General Electric Co...................    11,500       551,281
  Ibis Technology Corp.*................       100         1,925
  Lincoln Electric Holdings, Inc........       900        17,662
  Microchip Technology, Inc.*...........       300         6,581
  Micron Technology, Inc.*..............     4,000       142,000
  Molex, Inc............................       200         7,100
  Power Integrations, Inc.*.............       200         2,300
  Power-One, Inc.*......................       200         7,863
  PRI Automation, Inc.*.................     1,000        18,750
  Sanmina Corp.*........................       440        33,715
  Xilinx, Inc.*.........................       600        27,675
                                                     -----------
                                                         841,706
                                                     -----------

ELECTRONICS -- 5.6%
  ACT Manufacturing, Inc.*..............       200   $     3,150
  Advanced Micro Devices, Inc.*.........     1,300        17,956
  Agilent Technologies, Inc.*...........     4,562       249,769
  Alpha Industries, Inc.*...............       400        14,800
  Altera Corp.*.........................       800        21,050
  American Superconductor Corp.*........       200         5,713

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Amkor Technology, Inc.*...............     1,500        23,273
  Analog Devices, Inc.*.................       700        35,831
  Anixter International, Inc.*..........       700        15,138
  Applied Materials, Inc.*..............     6,600       252,037
  Applied Micro Circuits Corp.*.........     2,400       180,112
  Arrow Electronics, Inc.*..............     1,000        28,625
  Atmel Corp.*..........................       800         9,300
  ATMI, Inc.*...........................       200         3,900
  Avnet, Inc............................       400         8,600
  AVX Corp..............................       400         6,550
  Broadcom Corp. Class B*...............       100         8,400
  Coherent, Inc.*.......................       200         6,500
  Cree, Inc.*...........................       200         7,106
  Cypress Semiconductor Corp.*..........       400         7,875
  Dallas Semiconductor Corp.............     4,200       107,625
  DSP Group, Inc.*......................       200         4,209
  DuPont Photomasks, Inc.*..............       200        10,569
  EMCORE Corp.*.........................       200         9,400
  Emerson Electric Co...................     5,900       464,994
  ESS Technology, Inc.*.................       800         4,100
  Exar Corp.*...........................       600        18,591
  General Motors Corp. Class H*.........     3,900        89,700
  Gentex Corp.*.........................       700        13,038
  Integrated Device
    Technology, Inc.*...................       200         6,625
  Integrated Silicon Solution, Inc.*....       500         7,188
  Jabil Circuit, Inc.*..................     2,300        58,362
  Kent Electronics Corp.*...............       600         9,900
  KLA-Tencor Corp.*.....................       400        13,475
  Lam Research Corp.*...................       600         8,700
  Linear Technology Corp................     3,100       143,375
  LSI Logic Corp.*......................       600        10,254
  Maxim Integrated Products, Inc.*......       600        28,687
  Micrel, Inc.*.........................       400        13,475
  Molecular Devices Corp.*..............       200        13,688
  National Semiconductor Corp.*.........       900        18,113
  Newport Corp..........................       300        23,583
  Novellus Systems, Inc.*...............       600        21,563
  Oak Technology, Inc.*.................       500         4,344
  PMC-Sierra, Inc.*.....................       300        23,587
  Rambus, Inc.*.........................     4,400       158,950
  Rockwell International Corp...........       400        19,050
  Sawtek, Inc.*.........................       200         9,238
  SCI Systems, Inc.*....................       600        15,825
  SDL, Inc.*............................       200        29,637
  Siliconix, Inc.*......................       300         6,750
  Tektronix, Inc........................     2,000        67,375
  Teradyne, Inc.*.......................       300        11,175
  Texas Instruments, Inc................     3,200       151,600
  Thermo Electron Corp.*................     1,195   $    35,551
  Three-Five Systems, Inc.*.............       150         2,700
  TranSwitch Corp.*.....................       400        15,650
  TriQuint Semiconductor, Inc.*.........       400        17,475
  Vitesse Semiconductor Corp.*..........       900        49,781
  Zoran Corp.*..........................     1,000        15,500
                                                     -----------
                                                       2,639,087
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

ENERGY -- 1.6%
  DTE Energy Co.........................       300        11,681
  El Paso Energy Corp...................       500        35,813
  Energy East Corp......................       500         9,844
  Enron Corp............................     7,400       615,125
  Entergy Corp..........................       900        38,081
  Progress Energy, Inc..................       300        14,756
  Sempra Energy.........................       500        11,625
  Syntroleum Corp.*.....................       700        11,900
                                                     -----------
                                                         748,825
                                                     -----------

FACILITY SERVICES -- 0.0%
  ABM Industries, Inc...................       400        12,250
                                                     -----------

FINANCIAL SERVICES -- 6.8%
  A.G. Edwards, Inc.....................     1,700        80,644
  Ambac Financial Group, Inc............       450        26,241
  American Express Co...................     2,700       148,331
  American General Corp.................       500        40,750
  AmSouth Bancorporation................       700        10,675
  Capital One Financial Corp............       400        26,325
  Charles Schwab Corp...................       600        17,025
  CIT Group, Inc. Class A...............       600        12,075
  Citigroup, Inc........................    13,333       680,816
  Concord EFS, Inc.*....................       400        17,575
  Countrywide Credit
    Industries, Inc.....................     3,000       150,750
  E*Trade Group, Inc.*..................       500         3,688
  Eaton Vance Corp......................       600        19,350
  Equifax, Inc..........................       600        17,212
  Finova Group, Inc.....................       400           375
  First Commonwealth Financial Corp.....     1,200        12,000
  Franklin Resources, Inc...............     1,000        38,100
  H&R Block, Inc........................       400        16,550
  Household International, Inc..........     1,000        55,000
  J.P. Morgan & Co., Inc................     3,200       529,600
  KeyCorp...............................     1,800        50,400
  Lehman Brothers Holdings, Inc.........     4,400       297,550
  MBIA, Inc.............................       200        14,825
  MBNA Corp.............................     1,600        59,100
  Mellon Financial Corp.................     1,000        49,187
  Merrill Lynch & Co., Inc..............     1,400        95,462
  Morgan Stanley Dean Witter & Co.......     2,200       174,350
  National City Corp....................     1,200        34,500
  Pacific Century Financial Corp........     2,500        44,219
  Providian Financial Corp..............       600        34,500
  Raymond James Financial, Inc..........       600        20,925
  Regions Financial Corp................     4,400       120,175
  State Street Corp.....................       300        37,263
  Stilwell Financial, Inc...............       400        15,775
  Susquehanna Bancshares, Inc...........       800   $    13,200
  Synovus Financial Corp................       600        16,163
  The Goldman Sachs Group, Inc..........       900        96,244
  UICI*.................................       400         2,375
  Union Planters Corp...................     2,700        96,525
  USA Education, Inc....................       300        20,400
                                                     -----------
                                                       3,196,220
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
FOOD & BEVERAGES -- 2.1%
  Adolph Coors Co. Class B..............       200        16,063
  Anheuser-Busch Cos., Inc..............     1,800        81,900
  Archer-Daniels-Midland Co.............     1,050        15,750
  Campbell Soup Co......................       800        27,700
  Coca-Cola Co..........................     3,400       207,187
  Coca-Cola Enterprises, Inc............       800        15,200
  ConAgra, Inc..........................       800        20,800
  Corn Products International, Inc......       400        11,625
  General Mills, Inc....................       600        26,737
  H.J. Heinz Co.........................     3,100       147,056
  Hershey Foods Corp....................       200        12,875
  IBP, Inc..............................       600        16,050
  Interstate Bakeries Corp..............     4,300        60,469
  Kellogg Co............................       800        21,000
  PepsiCo, Inc..........................     2,400       118,950
  Quaker Oats Co........................       300        29,212
  Suiza Foods Corp.*....................       300        14,400
  SYSCO Corp............................     1,400        42,000
  Whitman Corp..........................     3,400        55,675
  Wm. Wrigley Jr. Co....................       200        19,163
                                                     -----------
                                                         959,812
                                                     -----------

FOREST & PAPER PRODUCTS -- 0.7%
  Georgia-Pacific Group.................       405        12,605
  International Paper Co................     4,124       168,311
  Kimberly-Clark Corp...................     1,100        77,759
  Mead Corp.............................     1,000        31,375
  Wausau-Mosinee Paper Corp.............       600         6,075
  Weyerhaeuser Co.......................       500        25,375
                                                     -----------
                                                         321,500
                                                     -----------

FUNERAL SERVICES -- 0.0%
  Service Corp. International...........     3,000         5,250
                                                     -----------

HEALTH CARE -- BIOTECHNOLOGY -- 1.1%
  Affymetrix, Inc.*.....................       200        14,887
  Amgen, Inc.*..........................     2,000       127,875
  Avigen, Inc.*.........................       200         4,150
  Aviron*...............................       400        26,725
  Biogen, Inc.*.........................       300        18,019
  Chiron Corp.*.........................       400        17,800
  CuraGen Corp.*........................       200         5,463
  Enzo Biochem, Inc.*...................       100         2,488
  Gene Logic, Inc.*.....................       300         5,512
  Genzyme Corp.*........................       200        17,987
  Guilford Pharmaceuticals, Inc.*.......       500   $     9,000
  IDEC Pharmaceuticals Corp.*...........       100        18,956
  Immunex Corp.*........................     1,000        40,625
  Incyte Pharmaceuticals, Inc.*.........       200         4,975
  Medtronic, Inc........................     2,400       144,900
                                           SHARES      VALUE+
----------------------------------------------------------------
  Myriad Genetics, Inc.*................       200        16,550
  Protein Design Labs, Inc.*............       200        17,375
  Texas Biotechnology Corp.*............       800         6,872
  Vical, Inc.*..........................       200         3,700
                                                     -----------
                                                         503,859
                                                     -----------

HEALTH CARE -- DRUGS -- 5.2%
  Abbott Laboratories...................     3,100       150,156
  Alkermes, Inc.*.......................       200         6,275
  Alliance Pharmaceutical Corp.*........     4,700        40,537
  ALZA Corp.*...........................     4,200       178,500
  American Home Products Corp...........     2,600       165,230
  Bristol-Myers Squibb Co...............     9,800       724,587
  Eli Lilly & Co........................     2,200       204,737
  Forest Laboratories, Inc.*............       200        26,575
  Inhale Therapeutic Systems, Inc.*.....       200        10,100
  IVAX Corp.*...........................       600        22,980
  King Pharmaceuticals, Inc.*...........     1,012        52,308
  MedImmune, Inc.*......................       300        14,306
  Millennium Pharmaceuticals, Inc.*.....     1,000        61,875
  Mylan Laboratories, Inc...............     2,500        62,969
  Pfizer, Inc...........................    11,175       514,050
  Pharmacia Corp........................     2,500       152,500
  Pharmacopeia, Inc.*...................       200         4,363
  Sepracor, Inc.*.......................       300        24,038
  Watson Pharmaceuticals, Inc.*.........       200        10,238
                                                     -----------
                                                       2,426,324
                                                     -----------

HEALTH CARE -- PRODUCTS -- 2.7%
  Abgenix, Inc.*........................     1,200        70,875
  Allergan, Inc.........................       200        19,362
  Apogent Technologies, Inc.*...........       400         8,200
  ArthroCare Corp.*.....................     2,000        39,000
  Bausch & Lomb, Inc....................       200         8,088
  Beckman Coulter, Inc..................     2,500       104,844
  Becton, Dickinson & Co................       500        17,312
  Boston Scientific Corp.*..............       800        10,950
  C.R. Bard, Inc........................       300        13,969
  Cooper Cos., Inc......................       300        11,963
  Datascope Corp........................       300        10,275
  Edwards Lifesciences Corp.*...........       120         2,130
  Guidant Corp.*........................       600        32,362
  Human Genome Sciences, Inc.*..........       200        13,863
  Johnson & Johnson.....................     2,800       294,175
  Merck & Co., Inc......................     4,400       411,950
  MiniMed, Inc.*........................       200         8,406
  Schering-Plough Corp..................     2,900       164,575
  Stryker Corp..........................       400        20,236
  Sybron Dental Specialties, Inc.*......       133         2,244
                                                     -----------
                                                       1,264,779
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
HEALTH CARE -- SERVICES -- 2.7%
  Advance Paradiam, Inc.*...............       400   $    18,200
  Apria Healthcare Group, Inc.*.........       800        23,800
  Baxter International, Inc.............     2,600       229,612
  Cardinal Health, Inc..................       500        49,812
  Caremark Rx, Inc.*....................     1,100        14,919
  Cerner Corp.*.........................       400        18,500
  Covance, Inc.*........................     1,100        11,825
  First Health Group Corp.*.............     4,300       200,219
  HCA-The Healthcare Corp...............     1,700        74,817
  Health Management Associates, Inc.
    Class A*............................     1,000        20,750
  Health Net, Inc.*.....................     1,000        26,188
  Healthsouth Corp.*....................     1,500        24,469
  Humana, Inc.*.........................     1,300        19,825
  IMS Health, Inc.......................       600        16,200
  McKesson HBOC, Inc....................       600        21,534
  Mid Atlantic Medical
    Services, Inc.*.....................       500         9,906
  Omnicare, Inc.........................       600        12,975
  Quest Diagnostics, Inc.*..............       400        56,800
  Renal Care Group, Inc.*...............       500        13,711
  Tenet Healthcare Corp.................       600        26,662
  Trigon Healthcare, Inc.*..............       300        23,344
  UnitedHealth Group, Inc...............     5,600       343,700
                                                     -----------
                                                       1,257,768
                                                     -----------

HOUSEHOLD PRODUCTS -- 0.0%
  Black & Decker Corp...................       300        11,775
                                                     -----------

INSTRUMENTS -- SCIENTIFIC -- 0.2%
  Applera Corp. -- Applied Biosystems
    Group*..............................       400        37,625
  FEI Co.*..............................     1,400        31,850
  Millipore Corp........................       200        12,600
  Waters Corp.*.........................       200        16,700
                                                     -----------
                                                          98,775
                                                     -----------

INSURANCE -- 4.3%
  Aetna, Inc.*..........................     1,400        57,487
  AFLAC, Inc............................     1,000        72,187
  Alfa Corp.............................       600        11,025
  Allmerica Financial Corp..............       200        14,500
  Allstate Corp.........................     3,200       139,400
  American International Group, Inc.....     7,650       754,003
  Aon Corp..............................     2,600        89,050
  Chubb Corp............................       400        34,600
  Cincinnati Financial Corp.............       800        31,650
  CNA Financial Corp.*..................       900        34,875
  Conseco, Inc..........................     3,300        43,519
  Harleysville Group, Inc...............     2,900        84,825
  Hartford Financial Services
    Group, Inc..........................       500        35,312
  Horace Mann Educators Corp............       700        14,963
  Lincoln National Corp.................       800        37,850
  Loews Corp............................       200        20,712
  Markel Corp.*.........................       100        18,100
  Marsh & McLennan Cos., Inc............     3,000       351,000
  MGIC Investment Corp..................       200   $    13,488
                                           SHARES      VALUE+
----------------------------------------------------------------
  MONY Group, Inc.......................       400        19,775
  Ohio Casualty Corp....................       700         7,000
  Old Republic International Corp.......       700        22,400
  Radian Group, Inc.....................       200        15,012
  Reinsurance Group of America, Inc.....       400        14,200
  St. Paul Cos., Inc....................       400        21,725
  Torchmark, Inc........................       500        19,219
  Unitrin, Inc..........................       300        12,188
  UnumProvident Corp....................       500        13,438
  W.R. Berkley Corp.....................       500        23,594
                                                     -----------
                                                       2,027,097
                                                     -----------

INSURANCE CONTRACTS -- 1.7%
  CIENA Corp.*..........................     5,600       455,000
  CIGNA Corp............................     2,300       304,290
  Jefferson-Pilot Corp..................       200        14,950
                                                     -----------
                                                         774,240
                                                     -----------

INTERNET SERVICES -- 1.4%
  America Online, Inc.*.................    11,600       403,680
  At Home Corp. Series A*...............       700         3,872
  CNET Networks, Inc.*..................       503         8,048
  DoubleClick, Inc.*....................     2,410        26,510
  Exodus Communications, Inc.*..........       600        12,000
  iGATE Capital Corp.*..................       300           863
  InfoSpace, Inc.*......................       400         3,537
  Real Networks, Inc.*..................       300         2,606
  RSA Security, Inc.*...................       200        10,575
  S1 Corp.*.............................       500         2,625
  SoftNet Systems, Inc.*................       300           544
  VeriSign, Inc.*.......................     1,915       142,069
  Visual Networks, Inc.*................       300           975
  Yahoo!, Inc.*.........................     1,100        33,069
                                                     -----------
                                                         650,973
                                                     -----------

LEISURE -- 0.7%
  Extended Stay America, Inc.*..........     1,000        12,850
  Gaylord Entertainment Co..............       700        14,612
  Harrah's Entertainment, Inc.*.........       500        13,188
  Mandalay Resort Group*................       500        10,969
  Marriott International, Inc.
    Class A.............................       500        21,125
  Metro-Goldwyn-Mayer, Inc. *...........       400         6,525
  MGM Grand, Inc........................     1,600        45,100
  Pinnacle Entertainment, Inc.*.........       500         6,750
  Sabre Holdings Corp. Class A..........     1,316        56,752
  Six Flags, Inc.*......................       800        13,750
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............       400        14,100
  Station Casinos, Inc.*................     5,850        87,384
  Topps Co., Inc.*......................       900         8,269
                                                     -----------
                                                         311,374
                                                     -----------

MACHINERY -- 0.3%
  Caterpillar, Inc......................       700        33,119
  Deere & Co............................       500        22,906
  Dover Corp............................       400        16,225
  GaSonics International Corp.*.........       300   $     5,513

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Ingersoll-Rand Co.....................       300        12,562
  Kennametal, Inc.......................       400        11,650
  Kulicke and Soffa
    Industries, Inc.*...................       400         4,500
  Milacron, Inc.........................       700        11,244
  SPX Corp.*............................       100        10,819
  Tecumseh Products Co. Class A.........       700        29,356
                                                     -----------
                                                         157,894
                                                     -----------

MANUFACTURING -- 0.1%
  American Standard Cos., Inc.*.........       300        14,794
  Donaldson Co., Inc....................       500        13,906
  Leggett & Platt, Inc..................       800        15,150
  Nordson Corp..........................       400        10,200
                                                     -----------
                                                          54,050
                                                     -----------

METALS & MINING -- 0.3%
  Alcoa, Inc............................     1,400        46,900
  Kaiser Aluminum Corp.*................     5,000        18,437
  Mueller Industries, Inc.*.............       300         8,044
  Newmont Mining Corp...................       800        13,650
  Phelps Dodge Corp.....................       200        11,163
  Precision Castparts Corp..............       600        25,237
  Stillwater Mining Co.*................       800        31,480
                                                     -----------
                                                         154,911
                                                     -----------

MULTIMEDIA -- 2.2%
  Adelphia Communications Corp.
    Class A*............................       200        10,325
  AT&T Corp. -- Liberty Media Corp.
    Class A*............................     7,600       103,075
  Emmis Communications Corp.
    Class A*............................       200         5,738
  Gannett Co., Inc......................     4,900       309,006
  Key3Media Group, Inc.*................       300         3,656
  Macrovision Corp.*....................       200        14,803
  McGraw-Hill Cos, Inc..................       400        23,450
  Media General, Inc. Class A...........       200         7,280
  Time Warner, Inc......................     1,200        62,688
  Tribune Co............................       500        21,125
  USA Networks, Inc.*...................       600        11,663
  Viacom, Inc. Class A*.................     2,800       131,600
  Viacom, Inc. Class B*.................     6,819       318,788
  Walt Disney Co........................       400        11,575
                                                     -----------
                                                       1,034,772
                                                     -----------

OFFICE EQUIPMENT -- 0.1%
  Lexmark International Group, Inc.
    Class A*............................       300        13,294
  Pitney Bowes, Inc.....................       500        16,562
  Xerox Corp............................     1,300         6,013
                                                     -----------
                                                          35,869
                                                     -----------
OFFICE FURNISHINGS & SUPPLIES -- 0.0%
  Avery Dennison Corp...................       200        10,975
                                                     -----------

OIL & GAS -- 4.4%
  AGL Resources, Inc....................     4,300   $    94,869
  Amerada Hess Corp.....................       900        65,756
  Anadarko Petroleum Corp...............       300        21,324
  Apache Corp...........................       200        14,013
                                           SHARES      VALUE+
----------------------------------------------------------------
  Atmos Energy Corp.....................       500        12,188
  Atwood Oceanics, Inc.*................       200         8,762
  Baker Hughes, Inc.....................       700        29,094
  BJ Services Co.*......................       200        13,775
  Burlington Resources, Inc.............       900        45,450
  Cabot Oil & Gas Corp. Class A.........       500        15,594
  Cal Dive International, Inc.*.........       400        10,650
  Chevron Corp..........................     1,200       101,325
  Coastal Corp..........................       400        35,325
  Devon Energy Corp.....................       200        12,194
  Diamond Offshore Drilling, Inc........       300        12,000
  ENSCO International, Inc..............       300        10,219
  EOG Resources, Inc....................       600        32,812
  Exxon Mobil Corp......................     4,532       394,001
  Global Marine, Inc.*..................       400        11,350
  Halliburton Co........................     5,900       213,875
  Kerr-McGee Corp.......................     1,900       127,181
  Nabors Industries, Inc. *.............       300        17,745
  Noble Affiliates, Inc.................       500        23,000
  Noble Drilling Corp.*.................       300        13,031
  Occidental Petroleum Corp.............       700        16,975
  Ocean Energy, Inc.*...................     5,000        86,875
  ONEOK, Inc............................       400        19,250
  Phillips Petroleum Co.................       500        28,437
  Piedmont Natural Gas Co., Inc.........     1,600        61,100
  Pioneer Natural Resources Co. *.......       800        15,750
  Pride International, Inc.*............       700        17,238
  Stone Energy Corp.*...................     1,400        90,370
  Sunoco, Inc...........................       500        16,844
  Texaco, Inc...........................     2,800       173,950
  Tidewater, Inc........................       600        26,625
  Trico Marine Services, Inc.*..........       700        10,806
  Unocal Corp...........................     1,000        38,687
  USX- Marathon Group...................       600        16,650
  Williams Cos., Inc....................     2,200        87,862
                                                     -----------
                                                       2,042,952
                                                     -----------

OIL REFINING -- 0.1%
  Ultramar Diamond Shamrock Corp........       500        15,438
  Valero Energy Corp....................     1,200        44,625
                                                     -----------
                                                          60,063
                                                     -----------

PAPER & RELATED PRODUCTS -- 0.0%
  Boise Cascade Corp....................       300        10,088
  Westvaco Corp.........................       400        11,675
                                                     -----------
                                                          21,763
                                                     -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co......................       600        23,625
  Polaroid Corp.........................       900         5,231
                                                     -----------
                                                          28,856
                                                     -----------

PRINTING -- 0.0%
  Valassis Communications, Inc.*........       300   $     9,469
                                                     -----------

PUBLISHING -- 0.1%
  Knight-Ridder, Inc....................       200        11,375

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  The New York Times Co. Class A........       400        16,025
  The Reader's Digest
    Association, Inc....................       400        15,650
                                                     -----------
                                                          43,050
                                                     -----------

RESTAURANTS -- 0.5%
  Applebee's International, Inc.........     1,300        40,869
  Bob Evans Farms, Inc..................       700        14,919
  Darden Restaurants, Inc...............       600        13,725
  McDonald's Corp.......................     2,700        91,800
  Sonic Corp.*..........................       600        13,987
  Starbucks Corp.*......................       900        39,825
  Wendy's International, Inc............       500        13,125
                                                     -----------
                                                         228,250
                                                     -----------

RETAIL -- FOOD -- 1.0%
  Albertson's, Inc......................       800        21,200
  Dean Foods Co.........................       300         9,206
  Delhaize America, Inc. Class A........       500         8,844
  Kroger Co.*...........................     1,700        46,006
  Ruddick Corp..........................       900        10,294
  Safeway, Inc.*........................     5,000       312,500
  Sara Lee Corp.........................     1,800        44,212
  Winn-Dixie Stores, Inc................       600        11,625
                                                     -----------
                                                         463,887
                                                     -----------
RETAIL -- GENERAL -- 1.8%
  7-Eleven, Inc.*.......................     1,600        14,000
  BJ's Wholesale Club, Inc.*............       300        11,513
  CVS Corp..............................       800        47,950
  Dollar General Corp...................       625        11,797
  Family Dollar Stores, Inc.............       700        15,006
  Federated Department Stores, Inc.*....       400        14,000
  J.C. Penney Co., Inc..................     1,000        10,875
  Longs Drug Stores Corp................       300         7,238
  May Department Stores Co..............       700        22,925
  Sears, Roebuck & Co...................     3,500       121,625
  Target Corp...........................     1,800        58,050
  TJX Cos., Inc.........................       600        16,650
  Wal-Mart Stores, Inc..................     8,900       472,812
                                                     -----------
                                                         824,441
                                                     -----------

RETAIL -- SPECIALTY -- 2.5%
  Amazon.com, Inc.*.....................     1,000        15,562
  AutoNation, Inc.......................     2,200        13,200
  Bed Bath & Beyond, Inc.*..............       600        13,425
  Best Buy Co., Inc.*...................     4,300       127,119
  Callaway Golf Co......................       800        14,900
  Children's Place Retail
    Stores, Inc.*.......................     2,200        44,550
  Circuit City Stores-Circuit City
    Group...............................       400         4,600
  Claire's Stores, Inc..................     1,000        17,937
  Consolidated Stores Corp.*............     2,200        23,375
  Costco Wholesale Corp.*...............     2,800   $   111,825
  EBay, Inc.*...........................     1,300        42,900
  Home Depot, Inc.......................     4,650       212,447
  Kohl's Corp.*.........................       600        36,600
  Limited, Inc..........................       800        13,650
  Lowe's Cos., Inc......................     1,900        84,550
                                           SHARES      VALUE+
----------------------------------------------------------------
  Nordstrom, Inc........................       700        12,731
  Office Depot, Inc.*...................     1,500        10,688
  OfficeMax, Inc.*......................     2,300         6,613
  Pacific Sunwear of
    California, Inc.*...................       600        15,375
  PC Connection, Inc.*..................       450         4,669
  PETsMART, Inc.*.......................     2,200         6,325
  RadioShack Corp.......................       400        17,125
  Saks, Inc.*...........................     5,000        50,000
  Staples, Inc.*........................       900        10,631
  Talbots, Inc..........................       400        18,250
  The Gap, Inc..........................     1,700        43,350
  The Sherwin Williams Co...............       700        18,419
  Toys "R" Us, Inc.*....................     4,300        71,756
  V.F. Corp.............................       500        18,120
  Venator Group, Inc.*..................     1,400        21,700
  Walgreen Co...........................     2,000        83,625
  Williams-Sonoma, Inc.*................       300         6,000
                                                     -----------
                                                       1,192,017
                                                     -----------

STEEL -- 0.2%
  Carpenter Technology Corp.............       400        14,000
  Nucor Corp............................       200         7,938
  Reliance Steel & Aluminum Co..........     2,500        61,875
  USX- U.S. Steel Group.................       400         7,200
                                                     -----------
                                                          91,013
                                                     -----------

TELECOMMUNICATIONS -- 6.0%
  Adaptive Broadband Corp.*.............       400         2,450
  ADC Telecommunications, Inc.*.........     1,200        21,750
  Adtran, Inc.*.........................       200         4,250
  Advanced Fibre
    Communications, Inc.*...............       200         3,613
  ALLTEL Corp...........................       600        37,463
  American Tower Corp. Class A*.........       600        22,725
  Anaren Microwave, Inc.*...............       300        20,156
  ANTEC Corp.*..........................       200         1,581
  AT&T Corp.............................    15,400       266,612
  Avaya, Inc.*..........................       533         5,497
  Aware, Inc.*..........................       200         3,550
  BellSouth Corp........................     5,600       229,250
  Broadwing, Inc........................       900        20,531
  Cabletron Systems, Inc.*..............     3,200        48,200
  Cablevision Systems Corp. Class A*....       300        25,481
  Carrier Access Corp.*.................       200         1,800
  Centennial Communications Corp.
    Class A*............................       900        16,875
  CenturyTel, Inc.......................       700        25,025
  Citizens Communications Co.*..........     3,300        43,312
  Comcast Corp. Class A.................     8,300       346,525
  CommScope, Inc.*......................       300         4,969
  Comverse Technology, Inc.*............     2,300       249,837
  Cox Communications, Inc. Class A*.....     2,600   $   121,062
  Crown Castle International Corp.*.....       300         8,119
  CT Communications, Inc................       400         5,625
  CTC Communications Group, Inc.*.......       300         1,388
  EchoStar Communications Corp.
    Class A*............................     2,300        52,325
  Harmonic, Inc.*.......................       400         2,275
  Harris Corp...........................       600        18,375

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  JDS Uniphase Corp.*...................     1,170        48,774
  Level 3 Communications, Inc.*.........       700        22,969
  Lucent Technologies, Inc..............     6,400        86,400
  McLeodUSA, Inc.*......................       900        12,713
  Metromedia Fiber Network, Inc.
    Class A*............................       900         9,113
  Motorola, Inc.........................     3,516        71,199
  MRV Communications, Inc.*.............       200         2,675
  Natural MicroSystems Corp.*...........       200         1,975
  Nextel Communications, Inc.
    Class A*............................     1,200        29,700
  NTL, Inc.*............................       300         7,181
  Osicom Technologies, Inc.*............       100         1,606
  PanAmSat Corp.*.......................       300        10,406
  Plantronics, Inc.*....................       300        14,100
  Powertel, Inc.*.......................       100         6,194
  Price Communications Corp.............       500         8,406
  Primus Telecommunications
    Group, Inc.*........................       300           694
  Proxim, Inc.*.........................       200         8,600
  QUALCOMM, Inc.*.......................     1,500       123,281
  Qwest Communications
    International, Inc.*................     1,729        70,889
  RCN Corp.*............................       200         1,263
  RF Micro Devices, Inc.*...............       400        10,975
  SBC Communications, Inc...............     6,300       300,825
  Scientific-Atlanta, Inc...............       400        13,025
  Sprint Corp...........................     1,600        32,500
  Sprint Corp. (PCS Group)*.............       400         8,175
  Symbol Technologies, Inc..............       300        10,800
  Telephone & Data Systems, Inc.........       100         9,000
  Tellabs, Inc.*........................       800        45,200
  Tollgrade Communications, Inc.*.......       100         3,650
  Verizon Communications................     1,200        60,150
  West TeleServices Corp.*..............       600        16,875
  Winstar Communications, Inc.*.........       200         2,338
  WorldCom, Inc.........................     8,450       118,828
  XO Communications, Inc. Class A*......       500         8,906
                                                     -----------
                                                       2,790,006
                                                     -----------

TEXTILE & APPAREL -- 0.3%
  Guess?, Inc.*.........................     2,000        10,625
  Jones Apparel Group, Inc. *...........       500        16,094
  Mohawk Industries, Inc.*..............     1,100        30,112
  NIKE, Inc. Class B....................       400        22,325
  Polo Ralph Lauren Corp.*..............       700        15,619
  Reebok International Ltd.*............       600        16,404
  Shaw Industries, Inc..................       600        11,363
                                                     -----------
                                                         122,542
                                                     -----------

TIRES & RUBBER -- 0.1%
  Goodyear Tire & Rubber Co.............     1,000   $    22,990
                                                     -----------

TOBACCO -- 0.7%
  Philip Morris Cos., Inc...............     7,400       325,600
  UST, Inc..............................       600        16,837
                                                     -----------
                                                         342,437
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

TOOLS-HAND HELD -- 0.1%
  Snap-on, Inc..........................       300         8,362
  Stanley Works.........................       900        28,069
                                                     -----------
                                                          36,431
                                                     -----------

TRANSPORTATION -- 1.7%
  Burlington Northern Santa Fe Corp.....     4,000       113,250
  C.H. Robinson Worldwide, Inc..........       400        12,575
  CNF Transportation, Inc...............     1,000        33,812
  CSX Corp..............................       900        23,344
  FedEx Corp.*..........................     5,600       223,776
  Forward Air Corp.*....................       300        11,194
  Kansas City Southern
    Industries, Inc.....................       100         1,013
  Kirby Corp.*..........................       500        10,500
  Landstar Systems, Inc.*...............       200        11,088
  Norfolk Southern Corp.................       800        10,650
  Roadway Express, Inc..................     1,000        21,187
  Union Pacific Corp....................     4,300       218,225
  USFreightways Corp....................     2,600        78,203
  Werner Enterprises, Inc...............       600        10,200
                                                     -----------
                                                         779,017
                                                     -----------

UTILITIES -- 3.9%
  AES Corp.*............................       800        44,300
  Allegheny Energy, Inc.................       400        19,275
  ALLETE................................     5,400       133,987
  Ameren Corp...........................       300        13,894
  American Electric Power Co., Inc......       400        18,600
  Avista Corp...........................       500        10,250
  Calpine Corp.*........................       400        18,025
  Cinergy Corp..........................       600        21,075
  Cleco Corp............................       300        16,425
  CMS Energy Corp.......................       400        12,675
  Consolidated Edison, Inc..............       800        30,800
  Constellation Energy Group............       300        13,519
  Documentum, Inc.*.....................       400        19,875
  Dominion Resources, Inc...............     2,400       160,800
  DPL, Inc..............................       600        19,912
  DQE, Inc..............................       300         9,825
  Duke Energy Corp......................       700        59,675
  Dynegy, Inc. Class A..................       768        43,056
  Edison International..................     1,300        20,312
  El Paso Electric Co.*.................     1,200        15,840
  Exelon Corp...........................       750        52,657
  FirstEnergy Corp......................       500        15,781
  FPL Group, Inc........................       900        64,575
  GPU, Inc..............................       300        11,044
  IDACORP, Inc..........................       600        29,437
  Kansas City Power & Light Co..........     1,200        32,925
  MDU Resources Group, Inc..............     5,500   $   178,750
  NiSource, Inc.........................       737        22,663
  NiSource, Inc.-Sails*.................       122           336
  Northwest Natural Gas Co..............       500        13,250
  NorthWestern Corp.....................       500        11,563
  OGE Energy Corp.......................       500        12,219
  Parker-Hannifin Corp..................       600        26,475
  Peoples Energy Corp...................     1,800        80,550

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  PG&E Corp.............................       800        16,000
  Philadelphia Suburban Corp............       625        15,313
  Pinnacle West Capital Corp............       300        14,288
  Potomac Electric Power Co.............       600        14,826
  Public Service Enterprise
    Group, Inc..........................       400        19,450
  Puget Sound Energy, Inc...............       500        13,906
  Questar Corp..........................       700        21,044
  Reliant Energy, Inc...................     3,100       134,269
  SCANA Corp............................       400        11,825
  Sierra Pacific Resources..............       800        12,850
  Southern Co...........................     3,200       106,400
  TECO Energy, Inc......................       500        16,187
  TXU Corp..............................     2,600       115,212
  UIL Holdings Corp.....................       200         9,950
  Unisource Energy Corp.................       600        11,288
  UtiliCorp United, Inc.................       600        18,600
  WGL Holdings, Inc.*...................       400        12,175
  Wisconsin Energy Corp.................       500        11,281
  Xcel Energy, Inc......................       600        17,437
                                                     -----------
                                                       1,846,646
                                                     -----------

WASTE MANAGEMENT -- 0.3%
  Allied Waste Industries, Inc.*........     1,000        14,562
  Waste Management, Inc.................     4,400       122,100
                                                     -----------
                                                         136,662
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

OTHER -- 1.7%
  DFA U.S. 9-10 Small Company
    Portfolio...........................    84,522   $   814,788
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $44,660,756).......              43,686,242
                                                     -----------

SHORT-TERM INVESTMENTS -- 5.1%

OTHER -- 5.1%
  SSgA Government Money Market Fund.....  1,568,772    1,568,772
  SSgA Money Market Fund................   812,748       812,748
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $2,381,520)........               2,381,520
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 98.5%
  (IDENTIFIED COST $47,042,276)#..................  46,067,762
  Cash and Other Assets, Less Liabilities --
    1.5%..........................................     719,762
                                                    ----------
NET ASSETS -- 100%................................  $46,787,524
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $47,042,276. Net unrealized depreciation aggregated $974,514, of which $5,910,842 related to appreciated investment securities and $6,885,356 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited)

                                           SHARES     VALUE+
---------------------------------------------------------------
COMMON STOCKS -- 93.4%
AEROSPACE/DEFENSE -- 2.8%
  Northrop Grumman Corp.................    1,500   $   124,500
  Raytheon Co. Class A..................    4,100       118,900
  Raytheon Co. Class B..................   13,700       425,556
                                                    -----------
                                                        668,956
                                                    -----------

AIRLINES -- 3.4%
  Alaska Air Group, Inc.*...............      300         8,925
  AMR Corp.*............................    8,500       333,094
  Delta Air Lines, Inc..................    7,600       381,425
  UAL Corp..............................    2,000        77,875
                                                    -----------
                                                        801,319
                                                    -----------

AUTO & RELATED -- 5.9%
  ANC Rental Corp.*.....................    1,312         4,592
  Borg-Warner Automotive, Inc...........      800        32,000
  Cummins Engine Co., Inc...............    1,600        60,700
  Dana Corp.............................   11,200       171,500
  Federal-Mogul Corp....................    1,000         2,313
  Ford Motor Co.........................   17,500       410,156
  General Motors Corp...................    9,300       473,719
  Lear Corp.*...........................    2,300        57,069
  Tenneco Automotive, Inc...............      360         1,080
  United Rentals, Inc.*.................    2,700        36,281
  Visteon Corp..........................   11,391       130,996
                                                    -----------
                                                      1,380,406
                                                    -----------
BANKS/SAVINGS & LOANS -- 2.0%
  Astoria Financial Corp................    1,800        97,763
  BancWest Corp.........................    2,000        52,250
  Commercial Federal Corp...............    2,000        38,875
  GreenPoint Financial Corp.............    3,000       122,812
  Hibernia Corp. Class A................    3,500        44,625
  Independence Community Bank Corp......    2,300        36,656
  Sovereign Bancorp, Inc................    8,400        68,250
                                                    -----------
                                                        461,231
                                                    -----------

BROADCASTING -- 0.5%
  Chris-Craft Industries, Inc...........      500        33,250
  Hearst-Argyle Television, Inc.*.......    2,900        59,269
  Sinclair Broadcast Group, Inc.
    Class A*............................    1,600        16,050
                                                    -----------
                                                        108,569
                                                    -----------
BUILDING & CONSTRUCTION -- 1.5%
  Armstrong Holdings, Inc...............      500         1,031
  Centex Corp...........................    1,500        56,344
  Lafarge Corp..........................    2,700        63,788
  Pulte Corp............................    2,000        84,375
  Rayonier, Inc.........................      900        35,831
  York International Corp...............    3,900       119,681
                                                    -----------
                                                        361,050
                                                    -----------

BUSINESS SERVICES -- 0.4%
  Modis Professional Services, Inc.*....      800         3,300
  Spherion Corp.*.......................    4,200        47,513
  The Profit Recovery Group
    International, Inc.*................    5,200   $    33,150
                                           SHARES     VALUE+
---------------------------------------------------------------
                                                    -----------
                                                         83,963
                                                    -----------

CHEMICALS -- 1.7%
  Ashland, Inc..........................    1,900        68,191
  Crompton Corp.........................    2,500        26,250
  Eastman Chemical Co...................    1,200        58,500
  IMC Global, Inc.......................    4,500        70,031
  Lubrizol Corp.........................    1,800        46,350
  Lyondell Chemical Co..................    4,100        62,781
  Millennium Chemicals, Inc.............    2,800        50,750
  Valhi, Inc............................    1,800        20,700
                                                    -----------
                                                        403,553
                                                    -----------

COMPUTER EQUIPMENT -- 0.5%
  Ingram Micro, Inc. Class A*...........   10,000       112,500
  Silicon Graphics, Inc.*...............    4,100        16,400
                                                    -----------
                                                        128,900
                                                    -----------

CONSUMER PRODUCTS -- 0.6%
  Fortune Brands, Inc...................    3,700       111,000
  Hasbro, Inc...........................    3,400        36,125
                                                    -----------
                                                        147,125
                                                    -----------

CONTAINERS & GLASS -- 0.9%
  Crown Cork & Seal Co., Inc............    5,000        37,187
  Owens-Illinois, Inc.*.................    4,800        27,300
  Pactiv Corp.*.........................    1,800        22,275
  Smurfit-Stone Container Corp.*........    8,900       132,944
                                                    -----------
                                                        219,706
                                                    -----------

DIVERSIFIED OPERATIONS -- 0.2%
  Trinity Industries, Inc...............      700        17,500
  U.S. Industries, Inc..................    2,500        20,000
                                                    -----------
                                                         37,500
                                                    -----------

ELECTRONICS -- 3.5%
  Arrow Electronics, Inc.*..............      700        20,038
  General Motors Corp. Class H*.........    5,000       115,000
  MIPS Technologies, Inc. Class B*......      568        14,475
  Tech Data Corp.*......................      500        13,524
  Thermo Electron Corp.*................    2,000        59,500
  Thomas & Betts Corp...................    5,000        80,938
  Vishay Intertechnology, Inc.*.........   33,900       512,737
                                                    -----------
                                                        816,212
                                                    -----------

FINANCIAL SERVICES -- 4.1%
  Bear Stearns Cos., Inc................    3,160       160,172
  CIT Group, Inc. Class A...............    8,900       179,112
  Countrywide Credit
    Industries, Inc.....................    3,900       195,975
  Finova Group, Inc.....................    1,900         1,781
  Heller Financial, Inc. Class A........    1,000        30,688
  KeyCorp...............................    9,700       271,600
  Liberty Financial Cos., Inc...........    1,800        80,213
  Pacific Century Financial Corp........    2,800        49,525
                                                    -----------
                                                        969,066
                                                    -----------

FOOD & BEVERAGES -- 3.8%
  Archer-Daniels-Midland Co.............   23,520   $   352,800

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

---------------------------------------------------------------
                                           SHARES     VALUE+
  Coca-Cola Enterprises, Inc............   20,700       393,300
  Corn Products International, Inc......      900        26,156
  IBP, Inc..............................    3,000        80,250
  Tyson Foods, Inc. Class A.............    3,700        47,175
                                                    -----------
                                                        899,681
                                                    -----------

FOREST & PAPER PRODUCTS -- 6.1%
  Georgia-Pacific Group.................    7,400       230,325
  International Paper Co................   14,485       591,168
  Mead Corp.............................    4,300       134,912
  Weyerhaeuser Co.......................    9,700       492,275
                                                    -----------
                                                      1,448,680
                                                    -----------

FUNERAL SERVICES -- 0.1%
  Service Corp. International...........    8,000        14,000
                                                    -----------

HEALTH CARE -- PRODUCTS -- 0.3%
  Bergen Brunswig Corp. Class A.........    4,200        66,486
                                                    -----------

HEALTH CARE -- SERVICES -- 2.4%
  Health Net, Inc.*.....................    3,600        94,275
  Healthsouth Corp.*....................   15,100       246,319
  Humana, Inc.*.........................    5,200        79,300
  Manor Care, Inc.*.....................    2,200        45,375
  Omnicare, Inc.........................    4,200        90,825
  PacifiCare Health Systems, Inc.*......    1,000        15,000
                                                    -----------
                                                        571,094
                                                    -----------

INSURANCE -- 16.5%
  Aetna, Inc.*..........................    5,000       205,313
  Allmerica Financial Corp..............    1,500       108,750
  Allstate Corp.........................   15,100       657,794
  American Financial Group, Inc.........   13,400       355,937
  American National Insurance Co........    1,200        87,600
  Cincinnati Financial Corp.............    5,500       217,594
  CNA Financial Corp.*..................    7,100       275,125
  Conseco, Inc..........................   27,400       361,337
  Everest Reinsurance Holdings, Inc.....      400        28,650
  Lincoln National Corp.................    2,000        94,625
  Loews Corp............................    4,100       424,606
  MONY Group, Inc.......................    1,700        84,044
  Old Republic International Corp.......    3,500       112,000
  Safeco Corp...........................    5,200       170,950
  St. Paul Cos., Inc....................    6,100       331,306
  The First American Corp...............    2,200        72,325
  Unitrin, Inc..........................    2,000        81,250
  UnumProvident Corp....................    7,700       206,938
                                                    -----------
                                                      3,876,144
                                                    -----------
INTERNET SERVICES -- 1.3%
  At Home Corp. Series A*...............   13,800        76,331
  CNET Networks, Inc.*..................   14,353       229,648
                                                    -----------
                                                        305,979
                                                    -----------
LEISURE -- 2.6%
  Brunswick Corp........................    2,600        42,738
  Extended Stay America, Inc.*..........    3,300   $    42,405
  Mandalay Resort Group*................    2,600        57,037
  Park Place Entertainment Corp.*.......   18,900       225,619
                                           SHARES     VALUE+
---------------------------------------------------------------
  Six Flags, Inc.*......................    3,000        51,562
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............    5,300       186,825
                                                    -----------
                                                        606,186
                                                    -----------

MACHINERY -- 0.1%
  Tecumseh Products Co. Class A.........      600        25,163
                                                    -----------

METALS & MINING -- 0.7%
  Phelps Dodge Corp.....................    3,000       167,438
                                                    -----------

MULTIMEDIA -- 4.1%
  A.H. Belo Corp. Series A..............    3,100        49,600
  Adelphia Communications Corp.
    Class A*............................    7,000       361,375
  AT&T Corp. -- Liberty Media Corp.
    Class A*............................   40,100       543,856
  Key3Media Group, Inc.*................    1,550        18,891
                                                    -----------
                                                        973,722
                                                    -----------

OFFICE EQUIPMENT -- 0.0%
  IKON Office Solutions, Inc............    2,000         5,000
  Lanier Worldwide, Inc.*...............      400         1,200
                                                    -----------
                                                          6,200
                                                    -----------

OIL & GAS -- 2.5%
  Amerada Hess Corp.....................    1,200        87,675
  Devon Energy Corp.....................    1,200        73,164
  Helmerich & Payne, Inc................      800        35,100
  Occidental Petroleum Corp.............    4,000        97,000
  Pioneer Natural Resources Co. *.......    3,200        63,000
  Sunoco, Inc...........................    1,000        33,687
  Tidewater, Inc........................      500        22,188
  USX- Marathon Group...................    6,400       177,600
                                                    -----------
                                                        589,414
                                                    -----------

OIL REFINING -- 0.6%
  Ultramar Diamond Shamrock Corp........    2,500        77,188
  Valero Energy Corp....................    1,600        59,500
                                                    -----------
                                                        136,688
                                                    -----------

PAPER & RELATED PRODUCTS -- 3.5%
  American Greetings Corp. Class A......    2,900        27,369
  Boise Cascade Corp....................    2,300        77,337
  Bowater, Inc..........................    1,400        78,925
  Louisiana-Pacific Corp................    3,100        31,388
  Potlatch Corp.........................      900        30,206
  Temple-Inland, Inc....................    2,800       150,150
  Westvaco Corp.........................   14,500       423,219
                                                    -----------
                                                        818,594
                                                    -----------

PUBLISHING -- 0.2%
  Hollinger International, Inc.
    Class A.............................    2,600        41,275
  Pulitzer, Inc.........................      300        14,055
                                                    -----------
                                                         55,330
                                                    -----------

RETAIL -- FOOD -- 0.4%
  Great Atlantic & Pacific Tea
    Co., Inc............................      700   $     4,900
  SUPERVALU, Inc........................    6,000        83,250
                                                    -----------
                                                         88,150
                                                    -----------

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

---------------------------------------------------------------
                                           SHARES     VALUE+
RETAIL -- GENERAL -- 4.1%
  Dillards, Inc. Class A................    3,900        46,069
  Federated Department Stores, Inc.*....    9,400       329,000
  J.C. Penney Co., Inc..................   18,400       200,100
  Kmart Corp.*..........................   24,100       128,031
  Longs Drug Stores Corp................    4,000        96,500
  Sears, Roebuck & Co...................    4,800       166,800
                                                    -----------
                                                        966,500
                                                    -----------

RETAIL -- SPECIALTY -- 2.1%
  AutoNation, Inc.......................   13,900        83,400
  Consolidated Stores Corp.*............    5,400        57,375
  Office Depot, Inc.*...................   10,900        77,662
  Rite Aid Corp.........................   14,200        33,725
  Saks, Inc.*...........................    5,500        55,000
  Toys "R" Us, Inc.*....................    8,000       133,500
  Venator Group, Inc.*..................    3,800        58,900
                                                    -----------
                                                        499,562
                                                    -----------
STEEL -- 0.6%
  AK Steel Holding Corp.................    3,300        28,875
  Timken Co.............................    1,800        27,225
  USX- U.S. Steel Group.................    3,300        59,400
  Worthington Industries, Inc...........    3,000        24,188
                                                    -----------
                                                        139,688
                                                    -----------
TELECOMMUNICATIONS -- 4.9%
  AT&T Corp.............................   35,400       612,862
  Harris Corp...........................    2,000        61,250
  WorldCom, Inc.........................   33,400       469,688
                                                    -----------
                                                      1,143,800
                                                    -----------

TIRES & RUBBER -- 0.7%
  Cooper Tire & Rubber Co...............    2,300        24,437
  Goodyear Tire & Rubber Co.............    6,400       147,136
                                                    -----------
                                                        171,573
                                                    -----------

TOBACCO -- 1.5%
  R.J. Reynolds Tobacco
    Holdings, Inc.......................    7,100       346,125
                                                    -----------

TRANSPORTATION -- 6.3%
  Airborne, Inc.*.......................    1,500   $    14,625
                                           SHARES     VALUE+
---------------------------------------------------------------
  Alexander & Baldwin, Inc..............    1,400        36,750
  Burlington Northern Santa Fe Corp.....   14,600       413,362
  CSX Corp..............................    8,500       220,469
  GATX Corp.............................    1,500        74,812
  Norfolk Southern Corp.................   14,700       195,694
  Ryder System, Inc.....................    6,200       103,075
  Union Pacific Corp....................    8,500       431,375
                                                    -----------
                                                      1,490,162
                                                    -----------

UTILITIES -- 0.0%
  Alliant Energy Corp...................      400        12,750
                                                    -----------
  TOTAL COMMON STOCKS
    (Identified Cost $20,902,196).......             22,006,665
                                                    -----------

SHORT-TERM INVESTMENTS -- 2.4%

OTHER -- 2.4%
  SSgA Government Money Market Fund.....    8,440         8,440
  SSgA Money Market Fund................  549,924       549,924
                                                    -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $558,364)..........                558,364
                                                    -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 95.8%
  (IDENTIFIED COST $21,460,560)#..................  22,565,029
  Cash and Other Assets, Less Liabilities --
    4.2%..........................................     984,310
                                                    ----------
NET ASSETS -- 100%................................  $23,549,339
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $21,460,560. Net unrealized appreciation aggregated $1,104,469, of which $3,375,701 related to appreciated investment securities and $2,271,232 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited)

                                          SHARES     VALUE+
--------------------------------------------------------------
COMMON STOCKS -- 93.0%
ADVERTISING -- 0.1%
  Equity Marketing, Inc.*...............     800   $    11,000
  HA-LO Industries, Inc.*...............   1,500         3,375
  ValueVision International, Inc.
    Class A*............................   1,100        13,888
                                                   -----------
                                                        28,263
                                                   -----------

AEROSPACE/DEFENSE -- 1.2%
  AAR Corp..............................     800        10,100
  Alliant Techsystems, Inc.*............   1,200        80,100
  Armor Holdings, Inc.*.................     900        15,694
  BE Aerospace, Inc.*...................     800        12,800
  DRS Technologies, Inc.*...............   1,100        14,712
  Engineered Support Systems, Inc.......     800        17,400
  GenCorp, Inc..........................   1,300        12,512
  Hexcel Corp.*.........................   1,500        13,406
  Northrop Grumman Corp.................     195        16,185
  Orbital Sciences Corp. Class A*.......     700         2,888
  Primex Technologies, Inc..............     500        15,974
  REMEC, Inc.*..........................   1,200        11,550
  The Fairchild Corp. Class A...........   2,200        12,100
  Triumph Group, Inc.*..................     400        16,400
                                                   -----------
                                                       251,821
                                                   -----------

AGRICULTURAL OPERATIONS -- 0.3%
  AGCO Corp.............................   3,000        36,375
  Agribrands International, Inc.*.......     300        16,050
  Cadiz, Inc.*..........................   1,100         9,831
                                                   -----------
                                                        62,256
                                                   -----------

AIRLINES -- 1.4%
  AirTran Holdings, Inc.*...............   2,000        14,500
  Alaska Air Group, Inc.*...............   5,000       148,750
  America West Holding Corp.
    Class B*............................   1,700        21,781
  Amtran, Inc.*.........................     700        10,150
  Atlantic Coast Airlines
    Holdings, Inc.*.....................     600        24,525
  Frontier Airlines, Inc.*..............     500        15,469
  Mesa Air Group, Inc.*.................   1,700        11,900
  Midwest Express Holdings, Inc.*.......     400         5,875
  SkyWest, Inc..........................   1,000        28,750
                                                   -----------
                                                       281,700
                                                   -----------

AUTO & RELATED -- 1.6%
  A.S.V., Inc.*.........................     500         4,000
  ArvinMeritor, Inc.....................     500         5,688
  Avis Group Holdings, Inc.*............   3,100       100,944
  Collins & Aikman Corp.*...............   5,000        20,937
  CSK Auto Corp.*.......................   4,200        16,275
  Dollar Thrifty Automotive
    Group, Inc.*........................     500         9,375
  Exide Corp............................   1,100         8,387
  Hayes Lemmerz International, Inc.*....     900         6,019
  IMPCO Technologies, Inc.*.............     300         3,600
  Insurance Auto Auctions, Inc.*........   1,200        14,400
  Midas, Inc............................     500         5,969
  Monaco Coach Corp.*...................     600        10,612
  National R.V. Holdings, Inc.*.........   1,100        12,719
  Oshkosh Truck Corp....................     400        17,600
                                          SHARES     VALUE+
--------------------------------------------------------------
  Rent-A-Center, Inc.*..................     500   $    17,250
  Rollins Truck Leasing Corp............   2,900        23,200
  Skyline Corp..........................     500         9,469
  Standard Motor Products, Inc..........   1,300         9,587
  Strattec Security Corp.*..............     300         9,300
  Tenneco Automotive, Inc...............   2,100         6,300
  Tower Automotive, Inc.*...............     900         8,100
  United Auto Group, Inc.*..............   1,100         7,356
  Wabash National Corp..................     500         4,313
                                                   -----------
                                                       331,400
                                                   -----------

BANKS/SAVINGS & LOANS -- 6.5%
  1st Source Corp.......................     630        11,498
  Alliance Bancorp......................     600        13,800
  AMCORE Financial, Inc.................     600        12,413
  Anchor BanCorp Wisconsin, Inc.........     700        11,200
  Andover Bancorp, Inc..................     400        13,775
  Area Bancshares Corp..................     750        12,375
  BancorpSouth, Inc.....................   1,600        19,500
  Banner Corp...........................     660        10,065
  Bay View Capital Corp.................   1,000         6,250
  BB&T Corp.............................     348        12,985
  BSB Bancorp, Inc......................     600         7,903
  Cathay Bancorp, Inc...................     900        53,100
  Centennial Bancorp....................   1,050         9,188
  Chittenden Corp.......................     600        18,187
  Coastal Bancorp, Inc..................     700        16,800
  Colorado Business Bankshares, Inc.....     700        11,988
  Commonwealth Bancorp, Inc.............     700        10,806
  Community Bank Systems, Inc...........     400         9,900
  Corus Bankshares, Inc.................   1,400        69,278
  Eagle Bancshares, Inc.................     600         6,038
  East West Bancorp, Inc................   1,100        27,431
  F&M Bancorp...........................     500        10,313
  F&M National Corp.....................   1,200        31,350
  F.N.B Corp............................     700        14,700
  First Charter Corp....................     600         8,925
  First Citizens BancShares, Inc........     200        16,150
  First Federal Capital Corp............     900        13,286
  First Financial Bancorp...............   1,300        22,100
  First Financial Holdings, Inc.........     700        13,781
  First Indiana Corp....................     400         9,400
  First Niagara Financial
    Group, Inc..........................   1,100        11,894
  First Republic Bank*..................     500        16,500
  FirstFed Financial Corp.*.............     600        19,387
  Flagstar Bancorp, Inc.................     700        17,500
  GBC Bancorp...........................   1,300        49,887
  Hamilton Bancorp, Inc.*...............   2,000        18,000
  Harbor Florida Bancshares, Inc........   1,100        16,431
  Harleysville National Corp............     420        14,569
  Hopfed Bancorp, Inc...................     500         5,563
  Hudson River Bancorp, Inc.............     900        11,419
  Independent Bank Corp.-MA.............   1,400        17,500
  Independent Bank Corp.-MI.............     700        13,825
  Integra Bank Corp.....................     500        12,781
  MAF Bancorp, Inc......................   2,400        68,250

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  Merchants New York Bancorp, Inc.......     600   $    15,037
  Mississippi Valley
    Bankshares, Inc.....................     500        14,688
  National City Bancorp.................     900        14,850
  NBT Bancorp, Inc......................   1,260        18,427
  Northwest Bancorp, Inc................   1,400        12,688
  OceanFirst Financial Corp.............     700        17,237
  Ocwen Financial Corp.*................   1,400         8,925
  Pacific Capital Bancorp...............     500        14,063
  Pacific Northwest Bancorp.............     500         6,906
  PFF Bancorp, Inc......................     700        14,613
  Premier National Bancorp, Inc.........   1,000        20,812
  Promistar Financial Corp.*............     525         9,130
  Provident Bankshares Corp.............     800        16,700
  Republic Bancorp, Inc.................   1,400        15,137
  Richmond County Financial Corp........     600        15,675
  Riggs National Corp...................   1,100        15,331
  Second Bancorp, Inc...................   1,100        15,950
  Shoreline Financial Corp..............     735        11,025
  St. Francis Capital Corp..............     500         6,563
  Staten Island Bancorp, Inc............     700        14,962
  Sterling Bancshares, Inc..............   2,600        51,350
  Texas Regional Bancshares, Inc.
    Class A.............................     440        14,300
  TrustCo Bank Corp. NY.................   1,265        15,417
  UCBH Holdings, Inc....................     500        23,312
  United Community Financial Corp.......   1,700        11,914
  United National Bancorp...............     530        10,169
  USBANCORP, Inc........................   2,700        11,475
  Webster Financial Corp................     456        12,911
  WesBanco, Inc.........................   1,000        23,500
  West Coast Bancorp....................     847         8,258
  Westcorp, Inc.........................   5,360        80,400
                                                   -----------
                                                     1,339,716
                                                   -----------

BROADCASTING -- 0.4%
  4Kids Entertainment, Inc.*............     600         5,363
  ACTV, Inc.*...........................   1,500         6,375
  Citadel Communications Corp.*.........     700         8,400
  Cumulus Media, Inc. Class A*..........   1,100         3,988
  Liberty Digital, Inc. Class A*........     500         2,531
  On Command Corp.*.....................     600         5,250
  Paxson Communications Corp.*..........   5,000        59,687
                                                   -----------
                                                        91,594
                                                   -----------

BUILDING & CONSTRUCTION -- 2.7%
  Ampco-Pittsburgh Corp.................   1,000        12,000
  Armstrong Holdings, Inc...............     800         1,650
  Beazer Homes USA, Inc.*...............     500        20,000
  Butler Manufacturing Co...............     400        10,125
  Centex Construction Products, Inc.....     400        10,925
  Crossmann Communities, Inc.*..........     600        12,600
  Dal-Tile International, Inc.*.........   1,100        15,606
  Elcor Corp............................   1,000        16,875
  Emcor Group, Inc.*....................     500        12,750
  Fleetwood Enterprises, Inc............     700         7,350
  Florida Rock Industries, Inc..........   3,700   $   144,762
                                          SHARES     VALUE+
--------------------------------------------------------------
  Foster Wheeler Corp...................   1,200         6,300
  Granite Construction, Inc.............     500        14,469
  Lennox International, Inc.............   2,800        22,253
  M.D.C. Holdings, Inc..................     700        23,065
  Modine Manufacturing Co...............     800        16,600
  Nortek, Inc.*.........................   1,200        28,425
  Palm Harbor Homes, Inc.*..............     700        11,025
  Ryland Group, Inc.....................     400        16,300
  Standard Pacific Corp.................   1,400        32,725
  Stone & Webster, Inc..................     700           875
  Texas Industries, Inc.................     400        12,000
  The Shaw Group, Inc.*.................     600        30,000
  Thor Industries, Inc..................     400         7,900
  Toll Brothers, Inc.*..................     700        28,612
  Wackenhut Corrections Corp.*..........   1,300         9,588
  Washington Group
    International, Inc.*................   2,600        21,288
                                                   -----------
                                                       546,068
                                                   -----------

BUSINESS SERVICES -- 3.3%
  Acacia Research Corp.*................     200         3,563
  Administaff, Inc.*....................   1,400        38,080
  ADVO, Inc.*...........................     400        17,750
  Ambassadors International, Inc.*......   1,000        19,000
  American Management Systems, Inc.*....     800        15,850
  Angelica Corp.........................     900         8,437
  Aspect Communications Corp.*..........     900         7,242
  Banta Corp............................     500        12,710
  BARRA, Inc.*..........................     450        21,206
  Bowne & Co., Inc......................   1,100        11,619
  Brady Corp. Class A...................     400        13,525
  Butler International, Inc.*...........   1,000         4,625
  Cambridge Technology
    Partners, Inc.*.....................   1,300         3,413
  CCC Information Services
    Group, Inc.*........................   2,200        13,750
  CDI Corp.*............................     400         5,850
  Charles River Associates, Inc.*.......   1,000        10,312
  ChoicePoint, Inc.*....................     210        13,768
  CIBER, Inc.*..........................   1,200         5,850
  ClickAction, Inc.*....................   1,900        10,830
  CompuCom Systems, Inc.*...............   1,500         1,922
  Concero, Inc.*........................     300           900
  DiamondCluster
    International, Inc.*................     600        18,300
  E. W. Blanch Holdings, Inc............     300         5,231
  Edgewater Technology, Inc.*...........   1,800        11,700
  Electro Rent Corp.*...................   1,000        14,125
  eLoyalty Corp.*.......................     800         5,175
  Emergent Information
    Technologies, Inc.*.................   1,800         1,575
  En Pointe Technologies, Inc.*.........     300           938
  Encompass Services Corp.*.............   3,125        15,820
  ePlus, Inc.*..........................     500         5,688
  eXcelon Corp.*........................   2,900         4,350
  Fair, Issac & Co., Inc................     300        15,300
  Forrester Research, Inc.*.............   2,000       100,125
  Franklin Covey Co.*...................   1,000         7,500
  Frontline Capital Group*..............   1,100        14,627
  Hall, Kinion & Associates, Inc.*......     400         8,050

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
BUSINESS SERVICES  (CONTINUED)
  Heidrick & Struggles
    International, Inc.*................     500   $    21,031
  Imation Corp.*........................     700        10,850
  Intelligroup, Inc.*...................     300           263
  John H. Harland Co....................     600         8,475
  Keane, Inc.*..........................   1,100        10,725
  Kforce.com, Inc.*.....................     595         1,822
  Labor Ready, Inc.*....................     900         2,981
  Level 8 Systems, Inc.*................     300         1,828
  Marketing Services Group, Inc.*.......   1,800         2,138
  MAXIMUS, Inc.*........................     400        13,975
  Navigant Consulting, Inc.*............   1,200         4,575
  NCO Group, Inc.*......................     500        15,187
  On Assignment, Inc.*..................     600        17,100
  ProBusiness Services, Inc.*...........     500        13,281
  Professional Detailing, Inc.*.........     400        42,306
  QRS Corp.*............................     800         9,622
  RCM Technologies, Inc.*...............   1,200         4,350
  SierraCities.com, Inc.*...............     600         1,500
  SITEL Corp.*..........................   1,400         4,025
  Staff Leasing, Inc.*..................   1,100         3,300
  SVI Holdings, Inc.*...................   1,000         1,000
  The Profit Recovery Group
    International, Inc.*................   1,000         6,375
  Workflow Management, Inc.*............     400         2,750
                                                   -----------
                                                       668,165
                                                   -----------

CHEMICALS -- 1.5%
  A. Schulman, Inc......................   5,900        67,850
  Airgas, Inc.*.........................   1,400         9,538
  Arch Chemicals, Inc...................     700        12,425
  ChemFirst, Inc........................   1,800        39,712
  Dionex Corp.*.........................     600        20,700
  Ferro Corp............................     700        16,100
  H.B. Fuller Co........................     300        11,836
  Hawkins Chemical, Inc.................   1,200        10,050
  Landec Corp.*.........................   1,800         5,063
  MacDermid, Inc........................     600        11,400
  Minerals Technologies, Inc............     600        20,512
  Mississippi Chemical Corp.............   1,600         5,040
  PolyOne Corp..........................   2,000        11,750
  Spartech Corp.........................   1,400        29,013
  TETRA Technologies, Inc.*.............     800        12,400
  U.S. Plastic Lumber Corp.*............   2,800         3,413
  Uniroyal Technology Corp.*............     500         3,125
  WD-40 Co..............................     500         9,719
  Wellman, Inc..........................     700         9,887
                                                   -----------
                                                       309,533
                                                   -----------

COMMERCIAL SERVICES -- 1.3%
  Aviation Sales Co.*...................   1,700         4,250
  Bell & Howell Co.*....................   1,200        19,800
  Central Parking Corp..................     700        14,000
  Competitive Technologies, Inc.*.......     700         4,462
  CoStar Group, Inc.*...................     300         7,087
                                          SHARES     VALUE+
--------------------------------------------------------------
  Data Broadcasting Corp.*..............   6,000   $    21,000
  F.Y.I, Inc.*..........................   1,400        51,625
  Mail-Well, Inc.*......................   1,000         4,313
  Memberworks, Inc.*....................     800        20,194
  META Group, Inc.*.....................   1,100         7,150
  Pfsweb, Inc.*.........................     405           304
  Plexus Corp.*.........................     800        24,312
  Pre-Paid Legal Services, Inc.*........     600        15,300
  R.H. Donnelley Corp.*.................     700        17,019
  Source Information Management Co.*....   2,000         7,500
  StarTek, Inc.*........................   2,800        43,050
  Veritas DGC, Inc.*....................     400        12,920
                                                   -----------
                                                       274,286
                                                   -----------

COMMUNICATIONS EQUIPMENT -- 0.6%
  Advanced Radio Telecom Corp.*.........     800           825
  Allen Telecom, Inc.*..................     600        10,762
  ANADIGICS, Inc.*......................     600         9,825
  Brooktrout, Inc.*.....................   1,200        11,362
  Corsair Communications, Inc.*.........     400         2,850
  Entrada Networks, Inc.*...............     250           438
  Inter-Tel, Inc........................     800         6,150
  InterVoice-Brite, Inc.*...............   1,000         7,250
  Motient Corp.*........................   5,000        20,000
  Network Equipment
    Technologies, Inc.*.................   1,100         7,081
  Network Peripherals, Inc.*............     500         3,219
  North Pittsburgh Systems, Inc.........     800         8,800
  NumereX Corp.*........................   1,000         8,250
  P-Com, Inc.*..........................   1,500         4,594
  Performance Technologies, Inc.*.......     600         8,175
  SeaChange International, Inc.*........     400         8,125
  SymmetriCom, Inc.*....................   1,200        11,700
                                                   -----------
                                                       129,406
                                                   -----------

COMPUTER EQUIPMENT -- 2.3%
  3Dfx Interactive, Inc.*...............   1,300           325
  ACE*COMM Corp.*.......................   1,800         4,163
  Auspex Systems, Inc.*.................     900         6,300
  Blue Wave Systems, Inc.*..............     900         3,881
  Computer Network Technology Corp.*....     500        14,406
  Concurrent Computer Corp.*............   1,000         5,375
  Drexler Technology Corp.*.............   1,000        13,812
  Extended Systems, Inc.*...............     200         2,338
  Hutchinson Technology, Inc.*..........   1,000        13,750
  Insight Enterprises, Inc.*............   1,100        19,731
  Kronos, Inc.*.........................     300         9,281
  Maxtor Corp.*.........................   1,900        10,628
  Maxwell Technologies, Inc.*...........     500         7,469
  Media 100, Inc.*......................     400         1,025
  Mentor Graphics Corp.*................   4,900       134,444
  Mercury Computer Systems, Inc.*.......     400        18,575
  Micron Electronics, Inc.*.............   4,800        18,469
  MicroTouch Systems, Inc.*.............     700        14,623
  MTI Technology Corp.*.................   1,300         5,119
  NeoMagic Corp.*.......................   3,100         9,203
  Rainbow Technologies, Inc.*...........   1,300        20,556

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER EQUIPMENT  (CONTINUED)
  SCM Microsystems, Inc.*...............     400   $    13,200
  Silicon Graphics, Inc.*...............   3,200        12,800
  Silicon Storage Technology, Inc.*.....   1,500        17,719
  Standard Microsystems Corp.*..........     800        16,200
  Systems & Computer Technology
    Corp.*..............................   1,000        12,313
  TALX Corp.............................     660        26,400
  Veramark Technologies, Inc.*..........     800           500
  Vitech America, Inc.*.................   1,800         7,088
  Xircom, Inc.*.........................   1,500        23,250
                                                   -----------
                                                       462,943
                                                   -----------

COMPUTER SERVICES -- 1.4%
  Analysts International Corp...........   4,500        17,156
  Avocent Corp.*........................     836        22,572
  BindView Development Corp.*...........   1,500        14,109
  Carreker Corp.*.......................     600        20,850
  Computer Horizons Corp.*..............     900         2,194
  Cylink Corp.*.........................   3,000         6,469
  GTECH Holdings Corp.*.................   1,700        34,956
  Informix Corp.*.......................   1,400         4,156
  Intergraph Corp.*.....................   1,500         9,000
  Manhattan Associates, Inc.*...........     500        21,312
  MCSi, Inc.*...........................     400         8,550
  Metro Information Services, Inc.*.....     800         4,600
  OAO Technology Solutions, Inc.*.......   3,700         4,509
  Pegasus Solutions, Inc.*..............   2,500        17,344
  Pomeroy Computer Resources, Inc.*.....     700        10,675
  Procom Technology, Inc.*..............     200         2,594
  Radiant Systems, Inc.*................     600        12,300
  Safeguard Scientifics, Inc.*..........   2,100        13,913
  SafeNet, Inc.*........................     300        14,100
  Segue Software, Inc.*.................     900         4,050
  SeraNova, Inc.*.......................     300           675
  Styleclick, Inc. Class A*.............     800         1,650
  Sykes Enterprises, Inc.*..............     800         3,550
  Syntel, Inc.*.........................     800         4,600
  Technology Solutions Co...............     800         1,700
  Vertel Corp.*.........................     800         1,875
  Wind River Systems, Inc.*.............     644        21,976
  Zamba Corp.*..........................   4,700        11,257
  Zomax, Inc.*..........................     600         2,738
                                                   -----------
                                                       295,430
                                                   -----------

COMPUTER SOFTWARE -- 3.0%
  Acclaim Entertainment, Inc.*..........   3,200         1,100
  Active Voice Corp.*...................   1,000        19,750
  Activision, Inc.*.....................     700        10,587
  Actuate Corp.*........................   1,200        22,950
  Adept Technology, Inc.*...............   1,000        14,500
  Advantage Learning Systems, Inc.*.....     700        23,537
  Artisoft, Inc.*.......................     800         2,900
  Avant! Corp.*.........................     700        12,819
  AVT Corp.*............................   1,600         7,950
  Brio Technology, Inc.*................     700         2,953
  Concord Communications, Inc.*.........     300   $     2,625
                                          SHARES     VALUE+
--------------------------------------------------------------
  Convera Corp.*........................   3,000        53,250
  CUseeMe Networks, Inc.*...............     600           600
  Datastream Systems, Inc.*.............   1,000         9,750
  Dendrite International, Inc.*.........     700        15,662
  eBT International, Inc.*..............     300           619
  Elcom International, Inc.*............     600           825
  FileNET Corp.*........................     600        16,350
  Hypercom Corp.*.......................     700         2,188
  Hyperion Solutions Corp.*.............   1,000        15,437
  Identix, Inc.*........................   1,000         7,850
  IMRglobal Corp.*......................     800         4,300
  Information Architects Corp.*.........     900         1,631
  InteliData Technologies Corp.*........   1,200         3,113
  Interplay Entertainment Corp.*........   3,000         7,688
  IntraNet Solutions, Inc.*.............     500        25,500
  Intrusion.com, Inc.*..................     600         2,850
  JDA Software Group, Inc.*.............     700         9,144
  Logility, Inc.*.......................   1,500         2,344
  MapInfo Corp.*........................     450        21,262
  Mercator Software, Inc.*..............     900         4,838
  Midway Games, Inc.*...................     800         5,680
  Mobius Management Systems, Inc.*......   2,000         4,250
  Netopia, Inc.*........................     300         1,294
  NetSpeak Corp.*.......................   1,400         2,188
  New Era of Networks, Inc.*............     600         3,525
  Novadigm, Inc.*.......................     600         3,788
  Objective Systems
    Integrators, Inc.*..................   1,100        19,387
  Open Market, Inc.*....................     700           766
  Packeteer, Inc.*......................   1,400        17,325
  Peerless Systems Corp.*...............   1,400         1,356
  Pegasystems, Inc.*....................   1,500         3,469
  Per-Se Technologies, Inc.*............   1,200         4,181
  Pervasive Software, Inc.*.............     300           338
  Phoenix Technology Ltd.*..............     800        10,787
  Pinnacle Systems, Inc.*...............   6,000        44,250
  PLATO Learning, Inc.*.................     800        12,050
  Progress Software Corp.*..............   1,000        14,437
  Project Software &
    Development, Inc.*..................     400         4,294
  Puma Technology, Inc.*................     600         2,494
  Remedy Corp.*.........................     600         9,937
  SAGA SYSTEMS, Inc.*...................   2,900        33,169
  Sanchez Computer Associates, Inc.*....     500         4,125
  Santa Cruz Operation, Inc.*...........     700           897
  Secure Computing Corp.*...............   1,000         9,875
  SilverStream Software, Inc.*..........   1,000        20,625
  SPSS, Inc.*...........................     500        11,031
  SS&C Technologies, Inc.*..............   2,400        10,655
  Structural Dynamics Research Corp.*...     700         7,000
  Symantec Corp.*.......................     300        10,012
  The InterCept Group, Inc.*............     600        15,841
                                                   -----------
                                                       615,898
                                                   -----------

CONSUMER PRODUCTS -- 0.4%
  Central Garden & Pet Co.*.............   1,000         6,875
  Fossil, Inc.*.........................     600         8,691

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
CONSUMER PRODUCTS  (CONTINUED)
  IDEXX Laboratories, Inc.*.............     900   $    19,800
  Playtex Products, Inc.*...............   1,200        11,550
  Russ Berrie & Co., Inc................   1,000        21,116
  The Yankee Candle Co., Inc.*..........     700         7,744
                                                   -----------
                                                        75,776
                                                   -----------

CONTAINERS-PAPER/PLASTIC -- 0.3%
  AEP Industries, Inc.*.................     400        17,875
  EarthShell Corp.*.....................   4,400         5,638
  Longview Fibre Co.....................   2,600        35,100
                                                   -----------
                                                        58,613
                                                   -----------

DISTRIBUTION/WHOLESALE -- 0.7%
  Aviall, Inc.*.........................     900         4,556
  Brightpoint, Inc.*....................   1,100         3,850
  CellStar Corp.*.......................   1,200         1,725
  Daisytek International Corp.*.........     500         3,438
  Handleman Co.*........................     900         6,750
  Hughes Supply, Inc....................     500         8,970
  International Multifoods Corp.........   1,900        38,594
  Keystone Automotive
    Industries, Inc.*...................   1,700        11,900
  Nash-Finch Co.........................   1,200        14,025
  Owens & Minor, Inc....................   1,000        17,750
  ScanSource, Inc.*.....................     600        23,400
  SCP Pool Corp.*.......................     500        15,031
                                                   -----------
                                                       149,989
                                                   -----------

DIVERSIFIED OPERATIONS -- 1.4%
  AMERCO*...............................     700        13,738
  Applied Graphics
    Technologies, Inc.*.................   1,000         3,375
  Barnes Group, Inc.....................     600        11,925
  Cornell Corrections, Inc.*............   1,000         5,375
  Esterline Technologies Corp.*.........     900        23,625
  Fidelity Holdings, Inc.*..............     500           234
  Griffon Corp.*........................   1,500        11,813
  Mathews International Corp.
    Class A.............................     700        22,738
  Metromedia International
    Group, Inc.*........................   1,900         4,940
  Myers Industries, Inc.................     660         9,570
  NACCO Industries, Inc. Class A........     300        13,106
  Ogden Corp............................   1,500        23,063
  Park-Ohio Holdings Corp.*.............   1,200         5,850
  SPS Technologies, Inc.*...............     300        16,444
  Standex International Corp............     600        12,332
  Sturm, Ruger & Co., Inc...............   1,100        10,381
  Tredegar Corp.........................   1,900        33,131
  U.S. Industries, Inc..................   1,500        12,000
  Universal Corp........................     600        21,000
  Vector Group Ltd......................     661        10,452
  Volt Information Sciences, Inc.*......     500        10,375
  Walter Industries, Inc................   1,000         7,500
                                                   -----------
                                                       282,967
                                                   -----------

EDUCATION -- 0.8%
  Career Education Corp.*...............     800        31,300
  Education Management Corp.*...........     900        32,175
                                          SHARES     VALUE+
--------------------------------------------------------------
  ITT Educational Services, Inc.*.......     500   $    11,000
  ProsoftTraining.com*..................   2,300        27,888
  Strayer Education, Inc................   1,600        40,900
  Sylvan Learning Systems, Inc.*........   2,100        31,106
                                                   -----------
                                                       174,369
                                                   -----------

ELECTRICAL EQUIPMENT -- 4.7%
  Advanced Energy Industries, Inc.*.....     900        20,250
  American Technical Ceramics Corp.*....   1,200        12,000
  Artesyn Technologies, Inc.*...........   1,000        15,875
  Avid Technology, Inc.*................   1,300        23,745
  Belden, Inc...........................   2,300        58,363
  C&D Technologies, Inc.................     600        25,913
  Cable Design Technologies Corp.*......     900        15,131
  Celeritek, Inc.*......................     400        15,250
  Checkpoint Systems, Inc.*.............   3,000        22,313
  Cohu, Inc.............................     400         5,575
  CyberOptics Corp.*....................   1,550        26,253
  FLIR Systems, Inc.*...................   2,200        11,204
  General Electric Co...................     316        15,148
  Genlyte Group, Inc.*..................   1,400        33,250
  GenRad, Inc.*.........................     600         6,000
  Helix Technology Corp.................   1,100        26,039
  Ibis Technology Corp.*................     800        15,400
  Input/Output, Inc.*...................   1,500        15,281
  Lincoln Electric Holdings, Inc........   4,300        84,387
  Littelfuse, Inc.*.....................     400        11,450
  LTX Corp.*............................   1,000        12,953
  Meade Instruments Corp.*..............   1,600        10,500
  Measurement Specialties, Inc.*........     800        16,422
  ParkerVision, Inc.*...................     400        14,650
  Paxar Corp.*..........................   1,400        14,263
  Photon Dynamics, Inc.*................     400         9,000
  Power Integrations, Inc.*.............   2,700        31,050
  Power-One, Inc.*......................   6,300       247,669
  PRI Automation, Inc.*.................   1,200        22,500
  Rogers Corp.*.........................     400        16,425
  Sanmina Corp.*........................     420        32,183
  Seitel, Inc.*.........................     700        12,906
  SIPEX Corp.*..........................     400         9,575
  SLI, Inc..............................     700         4,506
  Spectrian Corp.*......................     300         4,875
  UCAR International, Inc.*.............   2,300        22,425
  Ultrak, Inc.*.........................   1,300         5,931
  Woodhead Industries, Inc..............     600        11,775
                                                   -----------
                                                       958,435
                                                   -----------

ELECTRONICS -- 5.9%
  ACT Manufacturing, Inc.*..............     300         4,725
  Actel Corp.*..........................     700        16,931
  ADE Corp.*............................     700        12,338
  Aeroflex, Inc.*.......................   1,000        28,828
  Alpha Technologies Group, Inc.*.......   1,300        11,538
  American Superconductor Corp.*........     300         8,569
  AMETEK, Inc...........................     600        15,562
  Analogic Corp.........................     300        13,369

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  Andrea Electronics Corp.*.............   1,500   $     3,150
  Anixter International, Inc.*..........   1,100        23,787
  Applied Micro Circuits Corp.*.........   3,836       287,880
  ATMI, Inc.*...........................   1,500        29,250
  Avnet, Inc............................     320         6,880
  AXT, Inc.*............................   1,900        62,819
  Benchmark Electronics, Inc.*..........     500        11,281
  BOLDER Technologies Corp.*............   2,100         2,231
  Brooks Automation, Inc.*..............     500        14,031
  C.P. Clare Corp.*.....................   1,000         3,750
  California Amplifier, Inc.*...........     400         3,700
  Coherent, Inc.*.......................     500        16,250
  Cubic Corp............................     500        12,844
  Cymer, Inc.*..........................     600        15,441
  Detection Systems, Inc.*..............   1,300        23,156
  Diodes, Inc.*.........................     600         6,225
  DSP Group, Inc.*......................     800        16,837
  DuPont Photomasks, Inc.*..............     300        15,853
  Electro Scientific
    Industries, Inc.*...................     600        16,800
  EMCORE Corp.*.........................     600        28,200
  ESS Technology, Inc.*.................     800         4,100
  Exar Corp.*...........................     600        18,591
  Excel Technology, Inc.*...............   1,100        21,948
  General Semiconductor, Inc.*..........   1,100         6,875
  II-VI, Inc.*..........................     400         6,075
  InFocus Corp.*........................     500         7,375
  Integrated Silicon Solution, Inc.*....   1,000        14,375
  Interlink Electronics, Inc.*..........     300         3,806
  IXYS Corp.*...........................     500         7,313
  Kent Electronics Corp.*...............     600         9,900
  Lamson & Sessions Co.*................   1,300        13,650
  MagneTek, Inc.*.......................   1,200        15,600
  Mattson Technology, Inc.*.............     800         8,250
  MEMC Electronic Materials, Inc.*......   1,400        13,563
  Merix Corp.*..........................   1,050        14,044
  Methode Electronics, Inc. Class A.....     600        13,763
  Micros Systems, Inc.*.................     300         5,475
  Microsemi Corp.*......................     400        11,125
  MIPS Technologies, Inc. Class A*......     300         8,006
  Molecular Devices Corp.*..............     570        39,009
  Nanometrics, Inc.*....................   1,100        15,194
  Pericom Semiconductor Corp.*..........     600        11,100
  Photronics, Inc.*.....................   2,400        56,250
  Pioneer-Standard Electronics, Inc.....     800         8,800
  Planar Systems, Inc.*.................     500        12,889
  Robotic Vision Systems, Inc.*.........     800         2,200
  Spectra-Physics Lasers, Inc.*.........     500        12,625
  Spectrum Control, Inc.*...............   1,200        12,075
  Stoneridge, Inc.*.....................     700         4,725
  Superconductor Technologies, Inc*.....     300         1,088
  Supertex, Inc.*.......................     400         7,906
  Three-Five Systems, Inc.*.............     600        10,800
  Trimble Navigation Ltd.*..............   2,300        55,200
  Ultratech Stepper, Inc.*..............     900        23,287
                                          SHARES     VALUE+
--------------------------------------------------------------
  Valence Technology, Inc.*.............     800   $     7,450
  Xicor, Inc.*..........................     600         2,025
  Zygo Corp.*...........................     200         5,656
                                                   -----------
                                                     1,204,338
                                                   -----------

ENERGY -- 0.1%
  Energy East Corp......................       5            98
  Syntroleum Corp.*.....................     700        11,900
                                                   -----------
                                                        11,998
                                                   -----------

ENVIROMENTAL SERVICES -- 0.4%
  Calgon Carbon Corp....................   1,600         9,100
  Catalytica, Inc.*.....................   2,900        37,686
  Layne Christensen Co.*................   1,200         3,919
  Rollins, Inc..........................     800        16,050
  Stericycle, Inc.*.....................     400        15,250
                                                   -----------
                                                        82,005
                                                   -----------

FACILITY SERVICES -- 0.2%
  ABM Industries, Inc...................   1,100        33,688
                                                   -----------

FINANCIAL SERVICES -- 2.9%
  Advanta Corp. Class A.................   1,000         8,813
  Advest Group, Inc.....................     500        17,781
  American Capital Strategies Ltd.......     500        12,594
  Amresco, Inc.*........................     300           431
  Cash America International, Inc.......   1,500         6,563
  Coinstar, Inc.*.......................   1,000        15,250
  Credit Acceptance Corp.*..............   2,100        12,600
  Dain Rauscher Corp....................     200        18,937
  Financial Federal Corp.*..............   3,000        71,625
  First Albany Cos., Inc................     945         7,678
  First Commonwealth Financial Corp.....   1,200        12,000
  Hoenig Group, Inc.*...................     900         9,788
  Investors Financial Services Corp.....     600        51,600
  Irwin Financial Corp..................     600        12,712
  Jefferies Group, Inc..................   2,400        75,000
  JWGenesis Financial Corp.*............     900        10,237
  Morgan Keegan, Inc....................     600        15,900
  National Processing, Inc.*............   1,000        17,000
  New Century Financial Corp.*..........   1,500        15,750
  Phoenix Investment Partners Ltd.......   1,300        20,394
  Resource America, Inc.................   1,400        16,100
  Siebert Financial Corp................   1,400         5,775
  Sky Financial Group, Inc..............     601        10,067
  South Financial Group, Inc............   2,600        34,450
  Southwest Bancorporation of
    Texas, Inc.*........................     600        25,762
  Southwest Securities Group, Inc.......     440        11,385
  Susquehanna Bancshares, Inc...........   2,000        33,000
  Tucker Anthony Sutro Corp.............     700        17,194
  UICI*.................................   1,400         8,313
  WFS Financial, Inc....................     500         9,250
  World Acceptance Corp.*...............   3,800        20,900
                                                   -----------
                                                       604,849
                                                   -----------

FOOD & BEVERAGES -- 1.3%
  American Italian Pasta Co.
    Class A*............................     400        10,725

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
FOOD & BEVERAGES  (CONTINUED)
  American States Water Co..............     300   $    11,063
  Aurora Foods, Inc.*...................   4,000         9,750
  Dole Food Co., Inc....................   1,100        18,012
  Dreyer's Grand Ice Cream, Inc.........     600        19,350
  Fleming Cos., Inc.....................   1,000        11,813
  Hain Celestial Group, Inc.*...........     779        25,317
  Interstate Bakeries Corp..............   1,100        15,469
  Michael Foods, Inc....................     400        12,050
  Panera Bread Co. Class A*.............     500        11,406
  Performance Food Group Co.*...........   1,400        71,772
  Pilgrim's Pride Corp..................   1,400        10,889
  Ralcorp Holdings, Inc.*...............   1,500        24,562
  Triarc Cos., Inc.*....................     600        14,550
                                                   -----------
                                                       266,728
                                                   -----------

FOREST & PAPER PRODUCTS -- 0.7%
  Buckeye Technologies, Inc.*...........     700         9,844
  Caraustar Industries, Inc.............     800         7,500
  Chesapeake Corp.......................     400         8,225
  Deltic Timber Corp....................     400         9,550
  FiberMark, Inc.*......................     800         6,250
  P.H. Glatfelter Co....................   2,100        26,145
  Pope & Talbot, Inc....................     700        11,768
  Schweitzer-Mauduit
    International, Inc..................     800        15,320
  Universal Forest Products, Inc........   1,000        13,250
  Wausau-Mosinee Paper Corp.............   2,600        26,325
                                                   -----------
                                                       134,177
                                                   -----------

HEALTH CARE -- BIOTECHNOLOGY -- 3.7%
  Aastrom Biosciences, Inc.*............   1,900         1,663
  Advanced Tissue Sciences, Inc.*.......   1,800         5,456
  Alexion Pharmaceuticals, Inc.*........     300        19,481
  ArQule Inc.*..........................     500        16,000
  Avigen, Inc.*.........................   1,300        26,975
  Aviron*...............................     500        33,406
  Axys Pharmaceuticals, Inc.*...........   3,700        21,228
  Bio-Technology General Corp.*.........   1,100         7,769
  BioCryst Pharmaceuticals, Inc.*.......     500         3,313
  Cell Genesys, Inc.*...................   1,000        22,812
  Collateral Therapeutics, Inc.*........     300         5,306
  Cryolife Incorporated*................     450        13,612
  CUNO, Inc.*...........................     500        13,406
  Curis, Inc.*..........................     240         2,130
  Digene Corp.*.........................     800        35,750
  Emisphere Technologies, Inc.*.........     900        22,500
  EntreMed, Inc.*.......................   1,600        27,600
  Gene Logic, Inc.*.....................   1,300        23,887
  Genelabs Technologies, Inc.*..........   2,400         9,825
  Genome Therapeutics Corp.*............     400         2,788
  Genzyme Corp.-Genzyme Biosurgery
    Division*...........................     350         3,041
  Genzyme Transgenics Corp.*............   2,000        28,625
  Geron Corp.*..........................     600         9,263
  Gliatech, Inc.*.......................     500         2,031
  Guilford Pharmaceuticals, Inc.*.......     700   $    12,600
                                          SHARES     VALUE+
--------------------------------------------------------------
  Hyseq, Inc.*..........................     300         4,313
  Integra LifeSciences Holdings*........   1,600        21,800
  Interpore International, Inc.*........   1,400         5,513
  LifeCell Corp.*.......................   1,500         2,391
  Microcide Pharmaceuticals, Inc.*......   1,400         5,775
  Nanogen, Inc.*........................     400         3,600
  NeoRx Corp.*..........................     500         2,625
  Neose Technologies, Inc.*.............     300         9,900
  Novavax, Inc.*........................   2,000        17,000
  Organogenesis, Inc.*..................   1,100         9,889
  Pharmaceutical Product
    Development, Inc.*..................   2,400       119,250
  Progenics Phaarmaceuticals, Inc.*.....     600        10,666
  Protein Design Labs, Inc.*............     800        69,500
  Ribozyme Pharmaceuticals, Inc.*.......     500         7,156
  Scott Technologies, Inc.*.............     500        11,187
  Targeted Genetics Corp.*..............   1,100         7,356
  Texas Biotechnology Corp.*............   4,100        35,219
  Titan Pharmaceuticals, Inc.*..........     500        17,685
  Transkaryotic Therapies, Inc.*........     500        18,219
  Vical, Inc.*..........................     500         9,250
  VISX, Inc.*...........................   1,000        10,438
                                                   -----------
                                                       769,199
                                                   -----------

HEALTH CARE -- DRUGS -- 4.0%
  Alliance Pharmaceutical Corp.*........   2,400        20,700
  Amylin Pharmaceuticals, Inc.*.........   1,300        10,238
  Aphton Corp.*.........................     800        14,400
  ARIAD Pharmaceuticals, Inc.*..........     700         3,325
  Atrix Laboratories, Inc.*.............     600        10,238
  AVANT Immunotherapeutics, Inc.*.......   1,000         6,875
  Cell Therapeutics, Inc.*..............     800        36,050
  Cephalon, Inc.*.......................     333        21,083
  CIMA Labs, Inc.*......................   1,000        65,062
  Connetics Corp.*......................   3,000        13,687
  Corixa Corp.*.........................     902        25,129
  Cubist Pharmaceuticals, Inc.*.........     600        17,400
  CV Therapeutics, Inc.*................     600        42,450
  Dura Pharmaceuticals, Inc.*...........   3,900        11,673
  GelTex Pharmaceuticals, Inc.*.........     600        34,130
  ILEX Oncology, Inc.*..................     400        10,525
  Immune Response Corp.*................     800         2,100
  ImmunoGen, Inc.*......................   1,000        21,437
  Isis Pharmaceuticals, Inc.*...........   2,900        30,812
  King Pharmaceuticals, Inc.*...........   1,012        52,308
  Kos Pharmaceuticals, Inc.*............     600        10,575
  Ligand Pharmaceuticals, Inc.
    Class B*............................   1,100        15,400
  Magainin Pharmaceuticals, Inc.*.......   3,000         6,656
  Matrix Pharmaceutical, Inc.*..........     700        11,988
  Maxim Pharmaceuticals, Inc.*..........   2,300        14,662
  Nabi*.................................   1,800         8,325
  NeoPharm, Inc.*.......................     600        22,725
  Neurocrine Biosciences, Inc.*.........     400        13,250
  Neurogen Corp.*.......................     300        10,538
  NPS Pharmaceuticals, Inc.*............     500        24,000

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE  (CONTINUED)
  Omega Protein Corp.*..................   2,400   $     3,600
  Onyx Pharmaceuticals, Inc.*...........     900        13,388
  Orphan Medical, Inc.*.................     800        11,300
  OSI Pharmaceuticals, Inc.*............   1,100        88,137
  Penwest Pharmaceuticals Co.*..........     600         7,763
  Pharmacopeia, Inc.*...................     500        10,906
  Pharmacyclics, Inc.*..................   1,500        51,375
  SciClone Pharmaceuticals, Inc.*.......   1,200         4,800
  SuperGen, Inc.*.......................     900        12,488
  Valentis, Inc.*.......................     800         5,700
  ViroPharma, Inc.*.....................     800        11,588
  Watson Pharmaceuticals, Inc.*.........     295        15,100
                                                   -----------
                                                       823,886
                                                   -----------

HEALTH CARE -- PRODUCTS -- 4.8%
  Abaxis, Inc.*.........................   2,800        16,625
  ABIOMED, Inc.*........................     400         9,700
  Arrow International, Inc..............     500        18,836
  ArthroCare Corp.*.....................   1,100        21,450
  ATS Medical, Inc.*....................     700         9,931
  Aurora Biosciences Corp.*.............   1,000        32,530
  Bergen Brunswig Corp. Class A.........   2,000        31,660
  Biosite Diagnostics, Inc.*............     700        28,306
  Bone Care International, Inc.*........     600        10,387
  BriteSmile, Inc.*.....................   1,200         3,375
  Carter-Wallace, Inc...................     700        23,362
  Cerus Corp.*..........................     300        22,575
  Closure Medical Corp.*................     400        14,400
  Colorado MEDtech, Inc.*...............   2,500         7,969
  Columbia Laboratories, Inc.*..........   1,500         6,469
  CONMED, Corp.*........................     500         8,563
  Cooper Cos., Inc......................   2,800       111,650
  COR Therapeutics, Inc.*...............   1,000        35,187
  Cyberonics, Inc.*.....................     600        13,950
  Cytyc Corp.*..........................     800        50,050
  Datascope Corp........................     300        10,275
  Diametrics Medical, Inc.*.............   2,700        16,031
  EPIX Medical, Inc.*...................   2,300        19,262
  Fusion Medical Technologies, Inc.*....     500         2,000
  Haemonetics Corp.*....................     500        15,437
  Henry Schein, Inc.*...................     800        27,700
  Hollis-Eden Pharmaceuticals, Inc.*....     600         3,131
  Immucor, Inc.*........................     800         2,150
  Invacare Corp.........................     600        20,550
  Inverness Medical
    Technology, Inc.*...................   2,100        81,769
  Laser Vision Centers, Inc.*...........   1,300         2,113
  LaserSight, Inc.*.....................     900         1,125
  Lifecore Biomedical, Inc.*............   1,400         6,475
  Mentor Corp.*.........................   1,200        23,400
  Merit Medical Systems, Inc.*..........   1,600         9,000
  MGI Pharma, Inc.*.....................     500         8,250
  Noven Pharmaceuticals, Inc.*..........     700        26,162
  Novoste Corp.*........................     300         8,250
  Ocular Sciences, Inc.*................   1,200        14,421
                                          SHARES     VALUE+
--------------------------------------------------------------
  Orasure Technologies, Inc.*...........     800   $     6,600
  OrthoLogic Corp.*.....................   3,000         8,625
  Perrigo Co.*..........................   1,500        12,422
  PharmaNetics, Inc.*...................     800         9,400
  PolyMedica Corp.*.....................     300        10,013
  PSS World Medical, Inc.*..............   1,400         7,000
  Respironics, Inc.*....................     700        19,950
  SangStat Medical Corp.*...............   1,800        21,375
  Sola International, Inc.*.............     700         2,888
  Sunrise Technologies
    International, Inc.*................   1,400         2,494
  Thermo Cardiosystems, Inc.*...........   1,200        10,500
  Thoratec Laboratories Corp.*..........   1,100        12,100
  Twinlab Corp.*........................   1,700         2,869
  Varian Medical Systems, Inc.*.........     600        40,762
  Ventana Medical Systems, Inc.*........     300         5,550
  Vital Signs, Inc......................     400        12,850
  Vysis, Inc.*..........................   1,100         9,281
  West Pharmaceutical Services, Inc.....     300         7,369
  Zoll Medical Corp.*...................     200         7,013
                                                   -----------
                                                       983,537
                                                   -----------

HEALTH CARE -- SERVICES -- 2.5%
  AmeriPath, Inc.*......................     700        17,500
  Beverly Enterprises, Inc.*............   2,000        16,375
  Boron, LePore & Associates, Inc.*.....   1,200        12,600
  Cerner Corp.*.........................     700        32,375
  CHRONIMED, Inc.*......................   1,500        18,188
  Covance, Inc.*........................   1,100        11,825
  Coventry Health Care, Inc.*...........   1,200        32,025
  DaVita, Inc.*.........................   1,600        27,400
  Hooper Holmes, Inc....................   1,200        13,272
  IDX Systems Corp.*....................     600        15,000
  IMPATH, Inc.*.........................     800        53,200
  InterDent, Inc.*......................   2,900         3,625
  Kendle International, Inc.*...........   2,300        22,856
  Laboratory Corporation of America
    Holdings*...........................     380        66,880
  MedQuist, Inc.*.......................   1,000        16,000
  Mid Atlantic Medical
    Services, Inc.*.....................   1,000        19,813
  PacifiCare Health Systems, Inc.*......     700        10,500
  Pediatrix Medical Group, Inc.*........     800        19,250
  RehabCare Group, Inc.*................     400        20,550
  STERIS Corp.*.........................   1,300        20,962
  Sunquest Information
    Systems, Inc.*......................     800         7,150
  Sunrise Assisted Living, Inc.*........     400        10,000
  Syncor International Corp.*...........   1,200        43,650
                                                   -----------
                                                       510,996
                                                   -----------

HOUSEHOLD PRODUCTS -- 0.3%
  Applica, Inc.*........................     700         3,413
  Bassett Furniture Industries, Inc.....     600         6,750
  Enesco Group, Inc.....................   1,500         7,031
  Oneida Ltd............................     500         9,281
  Quaker Fabric Corp.*..................   2,400        10,079
  Restoration Hardware, Inc.*...........   1,900         1,781
  Salton, Inc.*.........................     300         6,206

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HOUSEHOLD PRODUCTS  (CONTINUED)
  Sunbeam Corp.*........................   2,000   $       625
  WestPoint Stevens, Inc................   2,500        18,694
                                                   -----------
                                                        63,860
                                                   -----------

INSTRUMENTS -- SCIENTIFIC -- 0.1%
  FEI Co.*..............................     600        13,650
                                                   -----------

INSURANCE -- 2.7%
  Alfa Corp.............................   1,100        20,212
  Arthur J. Gallagher & Co..............     400        25,450
  Brown & Brown, Inc....................     600        21,000
  Citizens, Inc. Class A................   1,800        12,874
  CNA Surety Corp.......................   4,400        62,700
  Danielson Holding Corp.*..............   1,900         8,669
  Enhance Financial Services
    Group, Inc..........................     800        12,350
  FBL Financial Group, Inc. Class A.....   1,000        17,437
  FPIC Insurance Group, Inc.*...........   1,400        12,718
  Fremont General Corp..................   1,400         3,938
  Harleysville Group, Inc...............     600        17,550
  HCC Insurance Holdings, Inc...........   1,000        26,937
  HealthAxis, Inc.*.....................     400           575
  Hilb, Rogal & Hamilton Co.............     300        11,963
  Horace Mann Educators Corp............     800        17,100
  LandAmerica Financial Group, Inc......     500        20,219
  Meadowbrook Insurance Group, Inc......     900         7,313
  Medical Assurance, Inc................     525         8,761
  Ohio Casualty Corp....................   1,200        12,000
  Philadelphia Consolidated Holding
    Corp.*..............................     700        21,612
  Presidential Life Corp................     600         8,963
  Professionals Group, Inc..............     500        12,031
  RLI Corp..............................   1,000        44,687
  SCPIE Holdings, Inc...................     400         9,450
  Selective Insurance Group, Inc........     600        14,550
  State Auto Financial Corp.............   1,200        21,450
  Stewart Information Services Corp.....     800        17,750
  Trenwick Group Ltd....................     700        17,369
  Triad Guaranty, Inc.*.................     400        13,250
  United Wisconsin Services, Inc........   1,900         6,413
  Vesta Insurance Group, Inc............   2,100        10,763
  W.R. Berkley Corp.....................     500        23,594
  Zenith National Insurance Corp........     500        14,687
                                                   -----------
                                                       556,335
                                                   -----------
INTERNET SERVICES -- 1.0%
  24/7 Media, Inc.*.....................   2,000         1,063
  About.com., Inc.*.....................     600        16,162
  Akamai Technologies, Inc.*............     178         3,749
  Answerthink, Inc.*....................     900         3,263
  CACI International, Inc. Class A*.....     600        13,809
  Cheap Tickets, Inc.*..................   1,200        10,308
  click2learn.com, Inc.*................   1,700        16,575
  Cyber-Care, Inc.*.....................   3,000         6,375
  CyberSource Corp.*....................     700         1,663
  eLOT, Inc.*...........................   3,100         1,550
  ePresence, Inc.*......................     500         2,172
                                          SHARES     VALUE+
--------------------------------------------------------------
  F5 Networks, Inc.*....................   1,100   $    10,450
  Fronstep, Inc.*.......................     400         1,375
  GoTo.com, Inc.*.......................   2,600        19,012
  iGATE Capital Corp.*..................   1,500         4,312
  Internet Commerce &
    Communications, Inc.*...............   2,500           938
  Learn2.com, Inc.*.....................   1,500           609
  marchFIRST, Inc.*.....................   3,100         4,650
  Net Perceptions, Inc.*................   4,000         8,375
  Net2Phone, Inc.*......................   1,400        10,229
  NextCard, Inc.*.......................   2,700        21,600
  NQL, Inc.*............................   1,300           731
  Opticnet, Inc.*.......................     200            16
  Panja, Inc.*..........................     900         4,106
  Pilot Network Services, Inc.*.........     300           244
  PSINet, Inc.*.........................     630           453
  Quokka Sports, Inc.*..................     900           506
  SoftNet Systems, Inc.*................     500           906
  TheStreet.com., Inc.*.................   4,000        11,776
  Travelocity.com, Inc.*................     300         3,637
  Webb Interactive Services, Inc.*......   1,100         1,856
  WorldGate Communications, Inc.*.......   3,500        13,344
  Worldwide Xceed Group, Inc.*..........     500            63
  Zixit Corp.*..........................     500         4,375
                                                   -----------
                                                       200,252
                                                   -----------

LEISURE -- 1.7%
  AMC Entertainment, Inc.*..............   1,000         4,000
  American Classic Voyages Co.*.........     400         5,600
  Anchor Gaming*........................     400        15,600
  Argosy Gaming Co.*....................   1,400        26,863
  Aztar Corp.*..........................     800        10,350
  Bally Total Fitness Holding Corp.*....   1,200        40,650
  Boca Resorts, Inc. Class A*...........   4,200        60,375
  Boyd Gaming Corp.*....................   1,900         6,531
  Casino Data Systems*..................   1,800        12,565
  Championship Auto Racing
    Teams, Inc.*........................     500        10,500
  Choice Hotels International, Inc.*....   2,600        35,587
  Churchill Downs, Inc..................     500        14,906
  Fairfield Communities, Inc.*..........   2,100        29,531
  Pinnacle Entertainment, Inc.*.........     500         6,750
  Prime Hospitality Corp.*..............   1,400        16,275
  Trump Hotels & Casino Resorts, Inc*...   4,400         8,525
  Vail Resorts, Inc.*...................   1,400        32,813
  WMS Industries, Inc.*.................     900        18,113
                                                   -----------
                                                       355,534
                                                   -----------

MACHINERY -- 3.0%
  A.O. Smith Corp.......................     700        11,919
  Alamo Group, Inc......................   1,000        13,062
  Applied Industrial
    Technologies, Inc...................     600        12,337
  Astec Industries, Inc.*...............     600         7,913
  Baldor Electric Co....................   3,400        71,825
  BEI Technologies, Inc.................     800         9,300
  CARBO Ceramics, Inc...................     300        11,231
  CFM Technologies, Inc.*...............     900         5,288

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
MACHINERY  (CONTINUED)
  Chart Industries, Inc.................   2,400   $    10,350
  Dril-Quip, Inc.*......................     500        17,094
  Flowserve Corp........................     800        17,100
  FSI International, Inc.*..............     800         6,700
  GaSonics International Corp.*.........     300         5,513
  Gerber Scientific, Inc................     700         5,994
  Graco, Inc............................   1,000        41,375
  Gulf Islands Fabrication, Inc.*.......     700        12,731
  Intermet Corp.........................   1,000         3,625
  Intevac, Inc.*........................   1,300         4,063
  JLG Industries, Inc...................     900         9,562
  Kulicke and Soffa
    Industries, Inc.*...................   1,400        15,750
  Lufkin Industries, Inc................     700        12,556
  Milacron, Inc.........................   3,500        56,219
  National-Oilwell, Inc.*...............     541        20,930
  Powell Industries, Inc.*..............   1,200        15,300
  Presstek, Inc.*.......................     700         7,350
  Regal-Beloit Corp.....................     600        10,236
  SatCon Technology Corp.*..............   1,400        13,825
  Sauer, Inc............................   2,700        25,312
  Semitool, Inc.*.......................     600         5,813
  SpeedFam-IPEC, Inc.*..................     600         3,638
  Stewart & Stevenson Services, Inc.....   1,100        24,973
  Tennant Co............................     300        14,400
  Terex Corp.*..........................     800        12,950
  The Manitowoc Co., Inc................   2,500        72,500
  Thomas Industries, Inc................     500        11,625
  Woodward Governor Co..................     400        17,900
                                                   -----------
                                                       618,259
                                                   -----------

MANUFACTURING -- 0.4%
  Applied Films Corp.*..................     400         8,175
  CLARCOR, Inc..........................   1,200        24,825
  Coastcast Corp.*......................     700        12,250
  JAKKS Pacific, Inc.*..................     600         5,475
  Polymer Group, Inc....................   1,000         5,375
  Quanex Corp...........................     700        14,088
  Rayovac Corp.*........................   1,400        19,862
                                                   -----------
                                                        90,050
                                                   -----------

METALS & MINING -- 0.9%
  A.M. Castle & Co......................     700         7,000
  Amcast Industrial Corp................   1,000         9,938
  AMCOL International Corp..............     800         3,800
  Brush Engineered Materials, Inc.......     700        14,131
  Commercial Metals Co..................   1,400        31,150
  Kaiser Aluminum Corp.*................   4,000        15,548
  Kaydon Corp...........................   3,000        74,625
  MAXXAM, Inc.*.........................     400         6,075
  USEC, Inc.............................   2,600        11,212
  Wolverine Tube, Inc.*.................     700         8,393
                                                   -----------
                                                       181,872
                                                   -----------

MULTIMEDIA -- 0.5%
  Ackerley Group, Inc...................   1,200        10,533
                                          SHARES     VALUE+
--------------------------------------------------------------
  LodgeNet Entertainment Corp.*.........   1,200   $    21,150
  Sonic Foundry, Inc.*..................   1,100         1,444
  USA Networks, Inc.*...................   2,376        46,183
  Young Broadcasting, Inc. Class A*.....     400        13,394
  YouthStream Media Networks, Inc.*.....     500           375
                                                   -----------
                                                        93,079
                                                   -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.3%
  Global Imaging Systems, Inc.*.........     600         2,250
  Hunt Corp.............................   1,100         5,363
  Interface, Inc........................   2,800        24,325
  New England Business Service, Inc.....     400         7,300
  Standard Register Co..................     500         7,125
  Wallace Computer Services, Inc........   1,200        20,400
                                                   -----------
                                                        66,763
                                                   -----------

OIL & GAS -- 4.6%
  3TEC Energy Corp.*....................     800        14,200
  Atmos Energy Corp.....................     600        14,625
  Atwood Oceanics, Inc.*................     300        13,143
  Basin Exploration, Inc.*..............   1,100        28,050
  Berry Petroleum Co. Class A...........   1,100        14,713
  Cabot Oil & Gas Corp. Class A.........     600        18,713
  Cal Dive International, Inc.*.........     600        15,975
  Callon Petroleum Co.*.................   1,200        20,025
  Chesapeake Energy Corp.*..............   2,000        20,250
  Clayton Williams Energy, Inc.*........     900        24,300
  Cross Timbers Oil Co..................   1,500        41,625
  EEX Corp.*............................   2,200        10,786
  Evergreen Resources, Inc.*............     500        19,312
  Forest Oil Corp.*.....................     550        20,281
  Frontier Oil Corp.*...................   1,600        11,000
  Giant Industries, Inc.*...............   1,100         8,044
  Grey Wolf, Inc.*......................   3,300        19,387
  Horizon Offshore, Inc.*...............   1,900        37,525
  Houston Exploration Co.*..............     500        19,062
  HS Resources, Inc.*...................     600        25,425
  Key Production Co., Inc.*.............   1,200        40,275
  New Jersey Resources Corp.............     400        17,300
  Newpark Resources, Inc.*..............   2,100        20,081
  Nuevo Energy Co.*.....................     600        10,388
  Oceaneering International, Inc.*......     700        13,606
  Parker Drilling Co.*..................   2,000        10,125
  Patina Oil & Gas Corp.................     600        14,400
  Pennaco Energy, Inc.*.................   3,900        76,537
  Petroleum Development Corp.*..........   1,800        11,813
  Plains Resources, Inc.*...............     700        14,788
  Prima Energy Corp.*...................     450        15,750
  Range Resources Corp..................   2,200        15,125
  Remington Oil & Gas Corp.*............   1,100        14,269
  SEACOR SMIT, Inc.*....................     300        15,788
  SEMCO Energy, Inc.....................     900        14,006
  Southwestern Energy Co................   1,500        15,563
  St. Mary Land & Exploration Co........     600        19,987
  Superior Energy Services, Inc.*.......   4,200        48,300
  Swift Energy Co.*.....................     400        15,050

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Tesoro Petroleum Corp.*...............   1,000   $    11,625
  The Meridian Resource Corp.*..........   1,400        12,075
  Tom Brown, Inc.*......................     700        23,012
  TransMontaigne, Inc.*.................     900         2,475
  Trico Marine Services, Inc.*..........   1,000        15,438
  UGI Corp..............................     500        12,656
  Unit Corp.*...........................   1,100        20,831
  UTI Energy Corp.*.....................     800        26,300
  Western Gas Resources, Inc............     600        20,212
                                                   -----------
                                                       944,216
                                                   -----------

PERSONAL CARE -- 0.2%
  Chattem, Inc.*........................     500         2,813
  French Fragrances, Inc.*..............   1,500        18,094
  Guest Supply, Inc.*...................     700        11,812
                                                   -----------
                                                        32,719
                                                   -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Concord Camera Corp.*.................     800        13,200
  Polaroid Corp.........................     900         5,231
                                                   -----------
                                                        18,431
                                                   -----------

PUBLISHING -- 0.1%
  Cadmus Communications Corp............   1,000         9,125
  Journal Register Co.*.................     900        14,456
  Playboy Enterprises, Inc. Class B*....     400         3,975
                                                   -----------
                                                        27,556
                                                   -----------

REAL ESTATE -- 0.3%
  Avatar Holdings, Inc.*................     500        10,563
  Insignia Financial Group, Inc.*.......   1,100        13,062
  Jones Lang LaSalle, Inc.*.............     900        12,488
  LNR Property Corp.....................     500        11,000
  Trammell Crow Co.*....................   1,800        24,300
                                                   -----------
                                                        71,413
                                                   -----------

RESTAURANTS -- 1.2%
  Bob Evans Farms, Inc..................     800        17,050
  Buca, Inc.*...........................     700        10,344
  CBRL Group, Inc.......................   1,200        21,825
  CKE Restaurants, Inc..................   1,500         4,125
  Dave & Buster's, Inc.*................   1,400        15,400
  IHOP Corp.*...........................     600        13,013
  Landry's Seafood Restaurants, Inc.....   1,500        14,906
  Lone Star Steakhouse &
    Saloon, Inc.........................   1,100        10,588
  Luby's, Inc...........................   2,200        13,200
  O' Charley's, Inc.*...................     800        14,250
  P.F. Chang's China Bistro, Inc.*......     400        12,575
  Papa John's International, Inc.*......     500        11,125
  RARE Hospitality
    International, Inc.*................   1,800        40,162
  Ruby Tuesday, Inc.....................   1,200        18,300
  Ryan's Family Steak Houses, Inc.*.....   1,200        11,325
  Sonic Corp.*..........................     600        13,987
                                                   -----------
                                                       242,175
                                                   -----------

RETAIL -- FOOD -- 0.5%
  Delhaize America, Inc. Class A........     800   $    14,150
                                          SHARES     VALUE+
--------------------------------------------------------------
  Great Atlantic & Pacific Tea
    Co., Inc............................   1,200         8,400
  Morrison Management
    Specialists, Inc....................     440        15,360
  Ruddick Corp..........................     900        10,294
  Smart & Final, Inc.*..................   1,500        12,750
  The J. M. Smucker Co..................   1,500        41,925
  Wild Oats Markets, Inc.*..............     600         2,550
                                                   -----------
                                                       105,429
                                                   -----------

RETAIL -- GENERAL -- 0.7%
  Ames Department Stores, Inc.*.........     600           863
  Bebe stores, Inc.*....................     500        10,687
  Casey's General Stores, Inc...........   1,100        16,431
  Duane Reade, Inc.*....................     500        15,281
  Electronics Boutique Holdings
    Corp.*..............................   1,100        19,250
  Factory 2-U Stores, Inc.*.............     400        13,250
  Gottschalks, Inc.*....................   2,500        10,312
  Longs Drug Stores Corp................   1,000        24,125
  PriceSmart, Inc.*.....................     300         9,863
  ShopKo Stores, Inc.*..................   3,000        15,000
  The Pantry, Inc.*.....................   1,100        11,000
  Value City Department
    Stores, Inc.*.......................   1,000         5,250
                                                   -----------
                                                       151,312
                                                   -----------

RETAIL -- SPECIALTY -- 2.9%
  A.C. Moore Arts & Crafts, Inc.*.......   1,500        12,281
  American Eagle Outfitters, Inc.*......     900        38,025
  Blair Corp............................     500         9,312
  Burlington Coat Factory Warehouse
    Corp................................     900        17,044
  Chico's FAS, Inc.*....................     500        10,437
  Children's Place Retail
    Stores, Inc.*.......................     500        10,125
  Copart, Inc.*.........................   1,100        23,650
  Cost Plus, Inc.*......................   1,000        29,375
  Deb Shops, Inc........................     700         9,450
  Discount Auto Parts, Inc.*............   1,000         5,500
  Genesco, Inc.*........................     700        17,106
  Goody's Family Clothing, Inc.*........   3,300        14,850
  Group 1 Automotive, Inc.*.............     600         5,625
  Guitar Center, Inc.*..................   4,400        50,050
  Hines Horticulture, Inc.*.............   2,200         6,050
  Hollywood Entertainment Corp.*........     900           956
  Hot Topic, Inc.*......................     800        13,150
  J.Baker, Inc..........................   1,400         6,300
  Movado Group, Inc.....................   1,000        15,250
  NBTY, Inc.*...........................   2,100         9,975
  Pacific Sunwear of
    California, Inc.*...................     600        15,375
  PC Connection, Inc.*..................     500         5,188
  Pep Boys -- Manny, Moe & Jack.........   1,100         3,988
  PETsMART, Inc.*.......................   2,200         6,325
  Pier 1 Imports, Inc...................   1,900        19,594
  Regis Corp............................   2,000        29,000
  Rex Stores Corp.*.....................     700        11,175
  Right Start, Inc.*....................     600           750
  Rush Enterprises, Inc.*...............     700         2,450
  Sharper Image Corp.*..................     700        10,762
  Shop At Home, Inc.*...................   2,800         3,413
  Sonic Automotive, Inc. Class A*.......   3,000        20,625
  Stein Mart, Inc.*.....................   2,200   $    25,575
  Sunglass Hut International, Inc.*.....     900         4,613

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
  Systemax, Inc.*.......................   1,100         1,375
  The Buckle, Inc.*.....................   1,000        17,715
  The Cato Corp. Class A................   1,000        13,750
  The Dress Barn, Inc.*.................     500        14,500
  Transport World Entertainment
    Corp.*..............................   1,000         8,938
  Tuesday Morning Corp.*................     800         4,250
  United Retail Group, Inc.*............   2,700        16,200
  Wet Seal, Inc.*.......................   1,100        22,619
  Whitehall Jewellers, Inc.*............   1,700        12,006
  Wilsons The Leather Experts, Inc.*....     900        12,600
                                                   -----------
                                                       587,297
                                                   -----------

STEEL -- 0.5%
  Bethlehem Steel Corp.*................   3,000         5,250
  Carpenter Technology Corp.............     400        14,000
  Material Sciences Corp.*..............     900         6,919
  Maverick Tube Corp.*..................     500        11,313
  NS Group, Inc.*.......................     700         6,615
  Reliance Steel & Aluminum Co..........     600        14,850
  Roanoke Electric Steel Corp...........     600         6,225
  Ryerson Tull, Inc.....................     500         4,125
  Steel Dynamics, Inc.*.................   2,400        26,400
  Valmont Industries, Inc...............     700        12,862
  Weirton Steel Corp.*..................   1,700         2,023
  WHX Corp.*............................   1,600         1,200
                                                   -----------
                                                       111,782
                                                   -----------

TELECOMMUNICATIONS -- 2.1%
  Adaptive Broadband Corp.*.............     800         4,900
  Adtran, Inc.*.........................     700        14,875
  Anaren Microwave, Inc.*...............     900        60,469
  ANTEC Corp.*..........................     800         6,325
  APAC Telecommunications Corp.*........   1,400         5,163
  Applied Digital Solutions, Inc.*......   1,400           963
  Aware, Inc.*..........................     400         7,100
  Boston Communications Group, Inc.*....     500        13,937
  C-Cor.net Corp.*......................   1,700        18,428
  Carrier Access Corp.*.................     500         4,500
  CIDCO, Inc.*..........................   2,800         4,200
  Com21, Inc.*..........................   2,500        12,023
  Communications Systems, Inc...........     900         7,931
  Comtech Telecommunications Corp.*.....   1,100        17,119
  Comverse Technology, Inc.*............     115        12,492
  CT Communications, Inc................     400         5,625
  e.spire Communications, Inc.*.........   1,000           500
  eGlobe, Inc.*.........................     574            40
  General Communication, Inc.
    Class A*............................   1,800        12,600
  Glenayre Technologies, Inc.*..........   1,300         4,591
  Global TeleSystems, Inc.*.............   3,900         3,169
  Harmonic, Inc.*.......................   2,900        16,494
  Hickory Tech Corp.....................     700        14,350
  IDT Corp.*............................     800        16,300
  InterDigital Communications Corp.*....   1,100         5,947
  International FiberCom, Inc.*.........     600   $     2,963
  Lightbridge, Inc.*....................     500         6,562
  Metro One
    Telecommunications, Inc.*...........     600        14,416
  Natural MicroSystems Corp.*...........   1,800        17,775
                                          SHARES     VALUE+
--------------------------------------------------------------
  Netro Corp.*..........................   1,400         9,712
  NTELOS, Inc.*.........................     300         5,288
  Optical Cable Corp.*..................   2,850        25,828
  Osicom Technologies, Inc.*............   1,000        16,062
  Primus Telecommunications
    Group, Inc.*........................   2,400         5,550
  Proxim, Inc.*.........................     400        17,200
  PTEK Holdings, Inc.*..................   2,800         4,025
  Rural Celluar Corp. Class A*..........     200         5,925
  Smith Micro Software, Inc.*...........     500           453
  Startec Global Communications
    Corp.*..............................     500         1,938
  Symbol Technologies, Inc..............     250         9,000
  Telscape International, Inc.*.........     800           775
  Tollgrade Communications, Inc.*.......     200         7,300
  Viatel, Inc.*.........................   1,500         5,578
  Wireless Telecom Group, Inc.*.........   1,900         3,681
  World Access, Inc.*...................   1,900         4,572
                                                   -----------
                                                       434,644
                                                   -----------

TEXTILE & APPAREL -- 1.5%
  Brown Shoe Co., Inc...................     900        11,700
  Charming Shoppes, Inc.*...............   2,000        12,000
  Columbia Sportswear Co.*..............     500        24,875
  G & K Services, Inc. Class A..........     400        11,250
  Global Sports, Inc.*..................     600         3,319
  Guess?, Inc.*.........................   2,200        11,688
  Haggar Corp...........................     800         9,200
  Kellwood Co...........................     600        12,675
  Lands' End, Inc.*.....................     600        15,072
  Nautica Enterprises, Inc.*............   1,000        15,234
  Oshkosh B' Gosh, Inc. Class A.........   1,400        25,900
  Phillips-Van Heusen Corp..............   2,700        35,100
  Quiksilver, Inc.*.....................     700        13,562
  Reebok International Ltd.*............   1,100        30,074
  Russell Corp..........................   1,600        24,700
  Steven Madden Ltd.*...................     600         4,575
  Stride Rite Corp......................   1,400         9,800
  Unifi, Inc.*..........................   1,600        14,300
  Vans, Inc.*...........................     700        11,856
  Wolverine World Wide, Inc.............     900        13,725
                                                   -----------
                                                       310,605
                                                   -----------

TOOLS-HAND HELD -- 0.1%
  Toro Co...............................     300        11,006
                                                   -----------

TRANSPORTATION -- 2.7%
  American Freightways Corp.*...........     168         2,879
  Arnold Industries, Inc................   1,200        22,833
  Consolidated Freightways Corp.*.......   2,400        10,050
  Covenant Transport, Inc. Class A*.....   1,300        14,567
  EGL, Inc.*............................   1,800        43,087
  Forward Air Corp.*....................     400        14,925
  Fritz Companies, Inc.*................   1,100         6,669
  Heartland Express, Inc.*..............     700        15,969
  Interpool, Inc........................   2,700   $    46,069
  J.B. Hunt Transport Services, Inc.....   3,500        58,844
  Kansas City Southern
    Industries, Inc.*...................   2,500        25,312
  Kirby Corp.*..........................   2,500        52,500

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
  Knight Transportation, Inc.*..........     800        15,400
  Landstar Systems, Inc.*...............     200        11,088
  M.S. Carriers, Inc.*..................     400        13,100
  Offshore Logistics, Inc.*.............   1,100        23,702
  Overseas Shipholding Group, Inc.......     700        16,056
  RailAmerica, Inc.*....................   1,200         9,413
  Roadway Express, Inc..................     600        12,712
  USFreightways Corp....................     500        15,039
  Werner Enterprises, Inc...............     900        15,300
  Wisconsin Central Transportation
    Corp.*..............................   2,500        37,656
  XTRA Corp.*...........................   1,300        62,400
  Yellow Corp.*.........................     800        16,287
                                                   -----------
                                                       561,857
                                                   -----------

UTILITIES -- 2.0%
  Avista Corp...........................     700        14,350
  Black Hills Corp......................     500        22,375
  California Water Service Group........     400        10,800
  Cascade Natural Gas Corp..............     600        11,288
  CH Energy Group, Inc..................     300        13,425
  Chesapeake Utilities Corp.............     600        11,175
  El Paso Electric Co.*.................   1,200        15,840
  Empire District Electric Co...........     500        13,156
  Energen Corp..........................     600        19,312
  FuelCell Energy, Inc.*................     400        27,425
  Ionics, Inc.*.........................     500        14,187
  Laclede Gas Co........................     600        14,025
  Madison Gas and Electric Co...........     500        11,313
  Middlesex Water Co....................     500        16,875
  Northwest Natural Gas Co..............     500        13,250
  NorthWestern Corp.....................     500        11,563
  NUI Corp..............................     400        12,875
  Otter Tail Power Co...................   2,400        66,600
  Parker-Hannifin Corp..................     216         9,531
  Southwest Gas Corp....................     600   $    13,125
  Southwest Water Co....................   1,000        14,875
  UIL Holdings Corp.....................     300        14,925
                                          SHARES     VALUE+
--------------------------------------------------------------
  Unisource Energy Corp.................   1,000        18,812
  Unitil Corp...........................     500        13,250
                                                   -----------
                                                       404,352
                                                   -----------

WASTE MANAGEMENT -- 0.2%
  Casella Waste Systems, Inc.
    Class A*............................   1,300        11,294
  IMCO Recycling, Inc...................   1,700         9,031
  Waste Connections, Inc.*..............     500        16,531
                                                   -----------
                                                        36,856
                                                   -----------
  TOTAL COMMON STOCKS
    (Identified Cost $18,143,741).......            19,105,333
                                                   -----------

SHORT-TERM INVESTMENTS -- 7.9%

OTHER -- 7.9%
  SSgA Government Money Market Fund.....  723,307      723,307
  SSgA Money Market Fund................  891,468      891,468
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,614,775)........             1,614,775
                                                   -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 100.9%
  (IDENTIFIED COST $19,758,516)#..................  20,720,108
  Liabilities, Less Cash and Other Assets --
    (0.9%)........................................    (188,950)
                                                    ----------
NET ASSETS -- 100%................................  $20,531,158
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $19,758,516. Net unrealized appreciation aggregated $961,592, of which $4,330,236 related to appreciated investment securities and $3,368,644 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited)

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 91.4%
AUSTRALIA -- 2.4%
  Amcor Ltd.............................    21,847   $    63,751
  AMP Ltd...............................    16,828       189,314
  Bank of Western Australia Ltd.
    (BankWest)..........................    18,100        36,816
  Boral Ltd.*...........................    23,303        26,837
  Commonwealth Bank of Australia........     3,865        66,453
  CSR Ltd...............................    29,346        76,392
  Goodman Fielder Ltd...................    37,199        26,076
  Howard Smith Ltd......................     6,520        30,470
  M.I.M. Holdings Ltd...................    73,027        47,129
  Mayne Nickless Ltd....................    11,730        38,112
  Mirvac Group..........................    11,594        23,008
  National Australia Bank Ltd...........     7,799       125,006
  Normandy Mining Ltd...................    65,401        35,294
  Orica Ltd.............................     3,543        11,354
  Origin Energy Ltd.*...................    24,081        27,465
  Pacific Dunlop Ltd....................    33,045        27,577
  Paperlinx Ltd.*.......................     2,297         4,229
  Pasminco Ltd.*........................    15,518         5,672
  Publishing & Broadcasting Ltd.........     4,567        33,150
  Qantas Airways Ltd....................    47,180        93,130
  Rio Tinto Ltd.........................     5,951        97,461
  Santos Ltd............................    17,341        58,079
  Smorgon Steel Group Ltd...............    22,900        13,632
  St. George Bank Ltd...................    15,849       120,986
  WMC Ltd...............................    39,245       167,183
                                                     -----------
                                                       1,444,576
                                                     -----------

AUSTRIA -- 0.1%
  Bank Austria AG.......................       301        16,563
  Voest-Alpine Stahl AG.................     2,342        64,874
                                                     -----------
                                                          81,437
                                                     -----------

BELGIUM -- 0.7%
  Bekaert NV............................     1,100        51,490
  Solvay SA.............................     4,700       262,150
  Tessenderlo Chemie NV.................     1,400        41,607
  Union Miniere SA......................     2,600        97,656
                                                     -----------
                                                         452,903
                                                     -----------

DENMARK -- 1.0%
  Carlsberg A/S.........................     1,000        58,922
  Danisco A/S...........................     2,500       102,924
  Danske Bank*..........................    21,563       388,217
  Jyske Bank A/S........................     2,720        54,792
                                                     -----------
                                                         604,855
                                                     -----------

FINLAND -- 2.8%
  Fortum Corp...........................   101,472       414,477
  Huhtamaki Van Leer Oyj, Series 1......     2,800        74,669
  Kemira Oyj............................     6,100        30,931
  Kesko Oyj.............................     8,800        88,829
  Metra Oyj, Class B....................     5,000        92,491
  Metsa-Serla Oyj, Series B.............    12,000        95,778
  Metso Oyj*............................    16,254       181,624
  Outokumpu Oyj.........................    10,700        80,881
                                           SHARES      VALUE+
----------------------------------------------------------------
  Pohjola Group Insurance Corp.,
    Series B............................     3,600   $   158,879
  Sanitec Oyj*..........................       236         1,884
  Stora Enso Oyj, Series A..............     5,600        67,623
  Stora Enso Oyj........................    14,800       175,105
  UPM-Kymmene Oyj.......................     7,200       247,107
                                                     -----------
                                                       1,710,278
                                                     -----------

FRANCE -- 10.6%
  Accor SA..............................     3,500       147,893
  Assurances Generales De France........     7,900       548,939
  Banque Nationale de Paris.............     8,600       755,050
  Bouygues SA*..........................       800        36,245
  Bull SA*..............................     4,700        21,581
  Christian Dior SA*....................       800        38,349
  Ciments Francais......................     1,180        60,941
  Compagnie de Saint-Gobain.............     3,500       549,831
  Compagnie Generele des Etablissements
    Michelin, Class B...................     5,700       206,331
  Credit Industriel et Commercial.......       500        55,166
  Credit Lyonnais SA....................     6,600       230,543
  Eiffage SA............................       200        13,296
  Eridania Beghin-Say SA................       900        78,256
  Euro Disney SCA*......................    25,454        12,907
  Faurecia..............................       400        15,775
  Financiere Marc de Lacharriere SA*....     1,000        33,691
  Gecina................................       800        76,622
  Groupe Danone*........................     2,800       422,249
  Imerys................................       600        68,171
  L'Oreal SA*...........................     5,600       480,092
  Lafarge SA............................     4,500       377,337
  Lapeyre SA............................       400        24,414
  Pechiney SA...........................     1,500        68,580
  Pernod-Ricard SA......................     2,400       165,640
  PSA Peugeot Citroen...................     1,900       432,287
  Rallye SA.............................     1,100        64,040
  Remy Cointreau SA*....................     1,228        51,889
  Rue Imperiale de Lyon.................        20        36,809
  SEB SA*...............................       500        27,208
  Simco SA..............................       204        14,099
  Societe BIC SA........................     1,000        39,335
  Societe Fonciere Lyonaise*............       800        21,650
  Societe Generale*.....................    12,600       783,239
  Unibail...............................       600        95,609
  Usinor SA.............................    10,200       134,664
  Valeo SA..............................     3,400       151,840
  Vinci.................................     1,200        73,805
                                                     -----------
                                                       6,414,373
                                                     -----------

GERMANY -- 7.9%
  Bankgesellschaft Berlin AG*...........    12,900       187,753
  BASF AG...............................     9,900       447,793
  Bayer AG..............................     9,400       493,142
  BHW Holding AG........................     1,300        35,998
  Commerzbank AG........................     8,200       237,847
  Continental AG........................     2,000        32,114
  DaimlerChrysler AG....................    16,000       672,174
  DBV-Winterthur Holding AG.............       500        16,925
  Degussa-Huels AG......................     2,000        68,923

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
GERMANY  (CONTINUED)
  DePfa Deutsche Pfandbriefbank AG......       500   $    37,091
  Deutsche Bank AG......................     1,700       142,885
  Deutsche Lufthansa AG.................     5,000       128,878
  Dresdner Bank AG......................     8,200       357,656
  Dyckerhoff AG.........................       912        21,837
  Ergo Versicherungs Gruppe AG..........       900       152,118
  Gehe AG...............................       500        18,883
  Heidelberg Zement.....................       700        32,208
  Heidelberger Druckmaschinen AG........       500        30,564
  Hochtief AG...........................       600        11,775
  Hoechst AG............................     3,900       126,342
  HypoVereinsbank.......................     6,200       351,054
  Kamps AG..............................     1,200        12,733
  Linde AG..............................     6,000       291,278
  MAN AG................................     1,750        44,532
  Merck KGaA............................     3,200       141,226
  RWE AG*...............................       500        22,442
  Stinnes AG............................       900        19,437
  Thyssen Krupp AG......................     8,200       127,047
  Veba AG...............................     4,900       298,151
  Vereins-und Westbank AG...............       750        22,536
  Volkswagen AG.........................     4,050       211,786
                                                     -----------
                                                       4,795,128
                                                     -----------

HONG KONG -- 2.0%
  Amoy Properties Ltd...................   125,000       137,826
  China Overseas Land & Investment
    Ltd.*...............................    90,000        11,654
  Great Eagle Holdings Ltd..............    21,177        35,975
  Hang Lung Development Co., Ltd........    55,000        48,656
  Hongkong and Shanghai Hotels Ltd......    27,000        14,885
  Hysan Development Co., Ltd............    42,000        59,233
  Kerry Properties Ltd..................    40,495        54,515
  New World Development Co., Ltd........    71,000        86,023
  New World Infrastructure Ltd.*........    14,400         8,723
  Shangri-La Asia Ltd...................    96,000       104,004
  Sino Land Co., Ltd....................   156,000        82,003
  Swire Pacific Ltd.....................    29,000       208,213
  Tsim Sha Tsui Properties Ltd..........    58,253        36,410
  Wharf (Holdings) Ltd..................   101,000       246,035
  Wheelock and Co., Ltd.................    78,000        64,502
                                                     -----------
                                                       1,198,657
                                                     -----------

IRELAND -- 0.3%
  Allied Irish Banks Plc................     2,628        30,601
  Independent News & Media Plc..........     4,819        13,122
  Irish Life & Permanent Plc............     5,785        71,704
  Jefferson Smurfit Group Plc...........    40,056        78,986
                                                     -----------
                                                         194,413
                                                     -----------

ITALY -- 4.2%
  Alitalia SpA*.........................    80,000       143,855
  Banca di Roma.........................   342,500       371,778
  Banca Popolare di Milano..............    16,000        79,627
  Banca Popolare di Verona..............    12,000       139,160
  Banca Toscana.........................    17,500        63,758
  Buzzi Unicem SpA......................     4,000        34,368
                                           SHARES      VALUE+
----------------------------------------------------------------
  CIR-Compagnie Industriali Riunite
    SpA.................................     7,500   $    19,543
  Class Editori SpA.....................     5,000        56,340
  Compagnia Assicuratrice Unipol SpA....    17,000        55,072
  Compart SpA*..........................    52,500       113,384
  Fiat SpA..............................    23,000       567,137
  Ifil (Finanziiaria di partecipazioni)
    SpA.................................    16,000       132,211
  Italcementi SpA.......................     9,180        76,805
  La Rinascente SpA.....................    17,000       100,407
  Milano Assicurazioni..................    14,000        49,823
  Parmalat Finanziaria SpA..............    80,000       129,582
  Riunione Adriatica di Sicurta SpA.....    18,600       290,100
  SAI SpA*..............................     3,500        69,378
  Snia SpA*.............................    20,800        44,922
                                                     -----------
                                                       2,537,250
                                                     -----------

JAPAN -- 20.8%
  Aisin Seiki Co., Ltd..................     2,000        26,889
  Akita Bank Ltd........................     5,000        18,063
  Amada Co., Ltd........................    12,000        89,223
  Amano Corp............................     2,000        15,203
  Aomori Bank Ltd.......................     6,000        25,980
  Asahi Bank Ltd........................   121,000       411,730
  Asahi Breweries Ltd...................    17,000       173,242
  ASATSU-DK, Inc........................     1,200        28,866
  Ashikaga Bank Ltd.*...................     8,000        13,856
  Autobacs Seven Co., Ltd...............     1,200        25,035
  Awa Bank Ltd..........................     7,000        30,738
  Bandai Co., Ltd.......................     1,000        36,914
  Bank of Kyoto Ltd.....................    10,000        44,262
  Bank of Nagoya Ltd....................     6,000        31,123
  Bank of Yokohama Ltd..................     4,000        18,160
  Best Denki Co., Ltd...................     3,000        13,515
  Canon Sales Co., Inc..................     4,000        46,921
  Casio Computer Co., Ltd...............     3,000        25,324
  Chiba Bank Ltd........................    28,000       109,972
  Chiyoda Fire & Marine Insurance Co.,
    Ltd.................................    11,000        30,406
  Chudenko Corp.........................     2,000        25,980
  Chugoku Bank Ltd......................     7,000        51,863
  Chuo Trusts & Banking Co., Ltd........     7,000        21,554
  Citizen Watch Co......................     7,000        51,006
  Cosmo Oil Co., Ltd....................    21,000        37,290
  Dai-Tokyo Fire and Marine Insurance
    Co., Ltd............................     9,000        26,846
  Daicel Chemical Industries Ltd........    11,000        33,389
  Daido Steel Co., Ltd..................    35,000        89,704
  Daiichi Pharmaceutical Co., Ltd.......     3,000        89,223
  Daimaru, Inc..........................     6,000        17,425
  Daio Paper Corp.......................    10,000        78,464
  Daishi Bank Ltd.......................     9,000        29,916
  Daito Trust Construction Co., Ltd.....       900        16,139
  Daiwa Bank Ltd........................    67,000       109,596
  Daiwa House Industry Co., Ltd.........    19,000       118,002
  Dowa Fire & Marine Insurance Co.,
    Ltd.................................     9,000        19,839
  Ezaki Glico Co., Ltd..................     4,000        24,213
  Fuji Photo Film.......................     5,000       209,062
  Fujikura Ltd..........................     8,000        59,902
  Fukuoka City Bank Ltd.................    21,000        89,643

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Fukuoka City Bank Ltd.................     9,000   $    35,033
  Fukuyama Transporting Co., Ltd........     8,000        34,010
  Futaba Industrial Co., Ltd............     2,000        23,915
  Futuba Corp...........................     1,000        30,878
  General Sekiyu K.K....................     2,000        10,777
  Gunma Bank Ltd........................    15,000        73,347
  GUNZE Ltd.............................     5,000        17,276
  Hachijuni Bank Ltd....................    21,000       107,829
  Hankyu Department Stores, Inc.........     4,000        17,670
  Hanshin Electric Railway Co., Ltd.....    11,000        28,000
  Heiwa Corp............................     2,000        25,560
  Higo Bank Ltd.........................     5,000        18,282
  Hino Motors Ltd.*.....................     8,000        31,001
  Hiroshima Bank Ltd....................    19,000        68,641
  Hitachi Cable Ltd.....................     5,000        45,399
  Hitachi Ltd...........................    49,000       436,337
  Hitachi Maxell Ltd....................     3,000        50,647
  Hitachi Metals Ltd....................     4,000        25,157
  Hokkoku Bank Ltd......................     9,000        35,820
  Hokuriku Bank Ltd.*...................    24,000        49,965
  House Foods Corp......................     4,000        52,134
  Hyakugo Bank Ltd......................     9,000        35,033
  Hyakujushi Bank Ltd...................     9,000        48,417
  Inax Corp.............................     7,000        35,331
  Ishikawajima-Harima Heavy Industries
    Co., Ltd.*..........................    43,000        91,777
  Itochu Corp.*.........................     4,000        18,614
  Itoham Foods, Inc.....................     4,000        13,611
  Iyo Bank Ltd..........................    10,000        54,496
  Izumiya Co., Ltd......................     9,000        51,802
  Japan Airport Terminal Co., Ltd.......     2,000        18,369
  Japan Energy Corp.*...................    39,000        60,383
  Japan Radio Co., Ltd..................     3,000        19,026
  JGC Corp..............................     6,000        40,885
  Joyo Bank Ltd.........................    32,000       101,610
  Juroku Bank Ltd.......................    12,000        46,186
  Kagoshima Bank Co., Ltd...............     7,000        26,636
  Kajima Corp...........................     6,000        16,638
  Kamigumi Co., Ltd.....................     8,000        35,689
  Kandenko Co., Ltd.....................     5,000        26,111
  Kansai Paint Co., Inc.................     6,000        18,317
  Kawasaki Heavy Industries Ltd.*.......    46,000        49,090
  Kawasaki Steel Corp...................   117,000       120,766
  Kinden Corp...........................     9,000        51,566
  Kissei Pharmaceutical Co., Ltd........     2,000        39,538
  Kiyo Bank Ltd.........................    23,000        57,943
  Koa Fire & Marine Insurance Co.,
    Ltd.................................     6,000        20,679
  Kobe Steel Ltd.*......................    85,000        46,099
  Kokusai Securities Co., Ltd...........    10,000        81,351
  Kokuyo Co., Ltd.......................     3,000        44,559
  Komatsu Ltd...........................    35,000       154,610
  Komori Corp...........................     1,000        16,620
  Konica Corp...........................     5,000        40,894
  Kubota Corp...........................    52,000       158,293
  Kyushu Matsushita Electric Co.,
    Ltd.................................     6,000        53,272
                                           SHARES      VALUE+
----------------------------------------------------------------
  Lion Corp.............................    11,000   $    38,585
  Makita Corp...........................     4,000        27,992
  Marubeni Corp.*.......................    55,000       129,899
  Marui Co., Ltd........................     8,000       120,714
  Maruichi Steel Tube Ltd...............     2,000        27,642
  Matsushita Electric Industrial Co.,
    Ltd.................................    15,000       358,205
  Matsushita-Kotobuk Electronics
    Industries Ltd......................     5,000        77,064
  Mazda Motor Corp......................    45,000       114,941
  Michinoku Bank Ltd....................     3,000        17,057
  Mitsubishi Gas Chemical Co., Inc......    17,000        51,303
  Mitsubishi Heavy Industries Ltd.......   124,000       540,168
  Mitsubishi Material Corp.*............    13,000        31,044
  Mitsubishi Motor Corp.*...............    34,000        98,146
  Mitsubishi Rayon Co., Ltd.............    17,000        51,006
  Mitsui Chemicals, Inc.................    26,000       125,770
  Mitsui Marine & Fire Insurance Co.,
    Ltd.................................     7,000        40,107
  Mizuho Holdings, Inc..................        31       191,987
  Mori Seiki Co., Ltd...................     3,000        33,275
  Musashino Bank Ltd....................       600        21,991
  Mycal Corp............................     6,000        12,859
  Nagase & Co., Ltd.....................     4,000        14,871
  Nanto Bank Ltd........................     6,000        19,104
  National House Industrial Co., Ltd....     6,000        37,001
  New Japan Securities Co., Ltd.*.......    42,000       127,117
  NHK Spring Co., Ltd...................     5,000        21,781
  Nichido Fire and Marine Insurance Co.,
    Ltd.................................    11,000        58,406
  Nichirei Corp.........................     6,000        25,192
  Nippon Kayaku Co., Ltd................     3,000        18,396
  Nippon Mitsubishi Oil Corp............   121,000       582,138
  Nippon Paint Co., Ltd.................     8,000        21,973
  Nippon Sanso Corp.....................     9,000        35,427
  Nippon Shinpan Co., Ltd...............    30,000        38,051
  Nippon Shokubai Co., Ltd..............     4,000        15,325
  Nishi-Nippon Bank Ltd.................    15,000        56,421
  Nishimatsu Construction Co., Ltd......     5,000        17,057
  Nissei Sangyo Co., Ltd................     2,000        21,519
  Nisshin Flour Milling Co., Ltd........     3,000        25,455
  Nisshin Steel Co., Ltd................    98,000        78,866
  Nisshinbo Industries, Inc.............    23,000       104,619
  Nissho Iwai Corp.*....................    13,000        12,281
  NKK Corp.*............................   271,000       168,308
  Noritsu Koki Co., Ltd.................     1,000        21,868
  Noritz Corp...........................     1,000         8,004
  North Pacific Bank Ltd................     9,000        53,298
  NTN Corp..............................    15,000        46,580
  Obayashi Corp.........................    27,000       116,200
  Okumura Corp..........................     6,000        20,206
  Onward Kashiyama Co., Ltd.............     6,000        49,860
  Pioneer Corp..........................     1,000        26,679
  Q.P. Corp.............................     3,000        24,878
  Rengo Co., Ltd........................     5,000        18,413
  Rinnai Corp...........................     1,100        18,186
  Ryosan Co., Ltd.......................     1,000        17,057
  San-In Godo Bank Ltd..................     3,000        15,037
  Sanyo Electric Co., Ltd...............    22,000       182,820

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SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
JAPAN  (CONTINUED)
  Sanyo Shinpan Finance Co., Ltd........     1,300   $    37,867
  Sapporo Breweries Ltd.................    12,000        35,164
  Seino Transportation Co., Ltd.........    15,000        63,112
  Sekisui Chemical Co., Ltd.............    18,000        51,172
  Sekisui House Ltd.....................    26,000       237,666
  Shiga Bank Ltd........................     4,000        16,585
  Shikoku Bank Ltd......................     6,000        32,435
  Shima Seiki Mfg., Ltd.................     1,000        18,369
  Shimachu Co., Ltd.....................     1,000        11,809
  Shimadzu Corp.........................     9,000        30,152
  Shimizu Corp..........................    33,000        97,568
  Showa Shell Sekiyu K.K................    13,000        54,470
  Snow Brand Milk Products Co., Ltd.....     8,000        27,502
  Sumitomo Forestry Co., Ltd............     6,000        42,250
  Sumitomo Metal Industries Ltd.*.......   108,000        61,407
  Sumitomo Metal Mining Co..............    18,000        94,157
  Sumitomo Realty & Development Co.,
    Ltd.................................    15,000        75,446
  Sumitomo Rubber Industries Ltd........     5,000        20,906
  Suzuken Co., Ltd......................     1,000        26,242
  Taiheiyo Cement Corp..................    93,000       159,447
  Taisei Corp...........................    28,000        56,088
  Takashimaya Co., Ltd..................    10,000        67,967
  Tanabe Seiyaku Co., Ltd...............     6,000        50,385
  Teijin Ltd............................    12,000        61,931
  Teikoku Oil Co., Ltd..................     7,000        29,146
  The 77 Bank Ltd.......................     9,000        51,251
  The Nissan Fire & Marine Insurance
    Co., Ltd............................     6,000        20,154
  Toda Corp.............................     9,000        41,174
  Toho Bank Ltd.........................     5,000        17,888
  Tokai Bank Ltd........................    36,000       155,878
  Tokuyama Corp.........................     5,000        19,682
  Tokyo Style Co., Ltd..................     2,000        18,334
  Toppan Printing Co., Ltd..............    25,000       217,591
  Toray Industries, Inc.................    39,000       146,693
  Toshiba Tec Corp......................    10,000        25,805
  Tostem Corp...........................     7,000        86,888
  Toto Ltd..............................     9,000        64,162
  Toyo Seikan Kaisha Ltd................     7,000       113,891
  Toyo Suisan Kaisha Ltd................     2,000        15,010
  Toyo Trust & Banking Co., Ltd.........    26,000        81,875
  Toyobo Co., Ltd.......................    11,000        21,842
  Toyoda Machine Works Ltd..............     2,000        10,777
  Toyota Tsusho Corp....................     9,000        29,522
  Uny Co., Ltd..........................     6,000        64,031
  Victor Company of Japan Ltd.*.........     9,000        58,258
  Wacoal Corp...........................     3,000        24,983
  Yamagata Bank Ltd.....................     3,000        13,751
  Yamaguchi Bank Ltd....................     5,000        29,260
  Yamaha Corp...........................     6,000        58,782
  Yamatake Corp.........................     2,000        19,297
  Yamazaki Baking Co., Ltd..............     6,000        41,725
  Yasuda Trust & Banking Co., Ltd.*.....    46,000        38,226
  Yokogawa Electric Corp................     3,000        25,324
                                           SHARES      VALUE+
----------------------------------------------------------------
  Yokohama Rubber Co., Ltd..............     6,000   $    11,232
  Zexel Corp............................    27,000        28,814
                                                     -----------
                                                      12,565,859
                                                     -----------

NETHERLANDS -- 5.2%
  ABN AMRO Holding NV...................    27,556       626,694
  Buhrmann NV...........................     1,800        48,255
  DSM NV................................     1,640        57,456
  Hagemeyer NV..........................       818        18,243
  ING Groep NV..........................    19,455     1,554,262
  Ispat International NV................     1,000         2,498
  Koninklijke (Royal) KPN NV............    24,000       276,291
  Koninklijke (Royal) Philips
    Electronics NV*.....................    13,192       483,352
  Koninklijke Vopak NV..................       600        12,620
  N.V. Holdingmaatschappij De
    Telegraaf...........................       800        16,226
  Oce NV................................     1,310        20,912
  Royal Vendex KBB NV...................     1,414        18,535
  Vedior NV.............................     1,500        18,099
                                                     -----------
                                                       3,153,443
                                                     -----------

NEW ZEALAND -- 0.1%
  Carter Holt Harvey Ltd................    31,900        23,150
  Lion Nathan Ltd.......................    10,000        22,523
                                                     -----------
                                                          45,673
                                                     -----------

NORWAY -- 0.4%
  Bergesen d.y. ASA, Class A............     2,500        39,214
  Den Norske Bank ASA*..................    15,700        84,765
  Elkem ASA.............................       900        14,322
  Kvaerner ASA, Series A*...............     1,361         9,669
  Norske Skogindustrier ASA.............     1,300        54,820
  Petroleum Geo-Services ASA*...........     1,200        15,822
                                                     -----------
                                                         218,612
                                                     -----------

PORTUGAL -- 0.4%
  Banco Commercial Portugues SA.........     9,000        47,748
  Banco Espirito Santo SA...............     1,304        21,918
  Cimpor-Cimento de Portugal SGPA SA....     5,800       144,869
  Portugal Telecom SA...................     2,800        25,608
                                                     -----------
                                                         240,143
                                                     -----------

SINGAPORE -- 1.1%
  Centrepoint Properties Ltd............    49,779        51,158
  City Developments Ltd.................    47,000       218,447
  Fraser & Neave Ltd....................    16,000        61,894
  Keppel Corporation Ltd................    41,000        80,011
  Keppel Land Ltd.......................    38,000        60,335
  Keppel Tat Lee Bank Ltd.*.............    88,750       117,343
  Neptune Orient Lines Ltd.*............    76,000        59,677
  Singapore Land Ltd....................    12,000        27,298
                                                     -----------
                                                         676,163
                                                     -----------

SPAIN -- 2.6%
  Aceralia Corporation Siderurgica SA...     4,700        39,764
  Acerinox SA...........................     3,000        91,553
  ACS, Actividades de Construccion y
    Servicious SA.......................       800        18,855
  Autopistas del Mare Nostrum SA........     3,200        51,923

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SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
SPAIN  (CONTINUED)
  Autopistas, Concesionaria Espanola
    SA..................................    13,335   $   116,576
  Azucarera Ebro Agricolas SA...........     3,200        36,478
  Compania Espanole de Petroleos SA.....    12,800       110,577
  Corporacion Mapfre....................     2,900        55,279
  Endesa SA.............................     9,600       163,611
  Fomento de Construcciones y Contratas
    SA..................................     6,200       117,600
  Grupo Dragados SA.....................     6,500        70,801
  Hidroelectrica del Cantabrico SA......     5,400       100,905
  Metrovacesa SA........................     2,100        30,446
  Red Electrica de Espana...............     2,800        26,423
  Repsol-YPF SA.........................    26,100       417,124
  Sociedad General de Aguas de Barcelona
    SA..................................     5,000        61,082
  Sociedad General de Aguas de Barcelona
    SA*.................................        50           634
  Sol Melia SA..........................     4,700        48,590
  Vallehermoso SA.......................     4,400        26,773
                                                     -----------
                                                       1,584,994
                                                     -----------

SWEDEN -- 2.6%
  AssiDoman AB..........................     5,300       106,685
  Atlas Copco AB, Series A..............     5,300       115,950
  Atlas Copco AB, Series B..............     2,600        54,402
  Electrolux AB, Series B...............    16,500       214,138
  Gambro AB, Series A...................    11,400        82,731
  Gambro AB, Series B...................     4,200        30,035
  Mo Och Domsjoe AB (MoDo), Series B....     3,500       103,825
  NCC AB................................     3,500        25,585
  Nordic Baltic Holding AB..............     5,716        44,618
  Perstorp AB, Series B.................     2,000        13,985
  Scandinaviska Enskiilda Banken,
    Series A............................    11,500       126,708
  SKF AB, Series B......................     2,900        43,781
  SKF AB, Series A......................     1,600        22,291
  SSAB Svenskt Stal AB, Series A........     3,100        29,558
  Svenska Cellulosa AB (SCA),
    Series B............................    10,400       220,913
  Trelleborg AB, Series B...............     1,500        10,806
  Volvo AB, Series A....................     6,300       103,454
  Volvo AB, Series B....................    13,700       227,148
                                                     -----------
                                                       1,576,613
                                                     -----------

SWITZERLAND -- 6.3%
  Ascom Holding AG*.....................       500        32,698
  Baloise Holding Ltd...................       330       362,391
  Bobst AG..............................        15        21,377
  Ciba Specialty Chemicals AG...........     3,700       250,524
  Credit Suisse Group...................       820       155,815
  Georg Fischer AG......................       120        34,055
  Helvetia Patria Holding...............       310       321,303
  Lonza AG..............................       210       122,043
  Oerlikon-Buehrle Holding AG*..........       100        22,518
  Rieter Holding AG*....................       140        42,581
  SAirGroup.............................       720       114,825
  Saurer AG*............................        50        23,135
  Schindler Holding AG..................        20        31,452
                                           SHARES      VALUE+
----------------------------------------------------------------
  Schweizerische Lebensversicherungs-und
    Rentenanstalt.......................       660   $   550,509
  SIG Schweizerische
    Industrie-Gesellschaft Holding AG...        40        25,270
  Sika Finanz AG........................        60        17,213
  Sulzer AG*............................       200       144,241
  Sulzer Medica AG......................       570       149,630
  Swisscom AG...........................     1,010       262,641
  UBS AG................................     2,960       483,016
  Valora Holdings AG....................       770       164,603
  Zurich Financial Services AG*.........       768       452,466
                                                     -----------
                                                       3,784,306
                                                     -----------

UNITED KINGDOM -- 19.9%
  3I Group Plc..........................    24,034       444,913
  Abbey National Plc....................    16,731       304,968
  Aggregate Industries Plc..............    34,304        41,164
  Alliance & Leicester Group Treasury
    Plc.................................    20,000       203,361
  Allied Domecq Plc*....................    39,100       258,421
  Antofagasta Holdings Plc..............     7,000        46,055
  Associated British Foods Plc..........    37,000       278,567
  Associates British Ports Holdings
    Plc.................................    12,500        68,784
  BAA Plc...............................    48,577       448,898
  BAE Systems Plc.......................    48,632       277,788
  Barratt Developments Plc..............     6,000        26,467
  Bass Plc..............................    34,800       379,346
  Berkeley Group Plc....................     5,060        56,822
  BG Group Plc..........................   165,000       646,418
  Blue Circle Industries Plc............    23,276       153,488
  Bodycote International Plc............     4,380        16,898
  BPB Plc...............................    14,200        58,392
  Britannic Plc.........................     7,200       110,030
  British Airways Plc...................    42,995       251,054
  British Land Company Plc..............    19,000       134,951
  British Vita..........................     4,000        11,723
  Brixton Estate Plc....................     6,700        24,245
  Canary Wharf Finance Plc*.............    12,000        87,475
  Caradon Plc...........................     7,106        21,251
  CGU Plc...............................    35,335       571,690
  Chelsfield Plc........................     8,069        43,436
  Corus Group Plc*......................   114,500       120,704
  David S. Smith (Holdings) Plc.........     6,000        15,162
  Debenhams Plc.........................     6,113        26,485
  Glynwed International Plc.............     5,000        14,430
  Great Universal Stores Plc............    40,000       314,312
  Halifax Group Plc.....................    89,000       882,997
  Hammerson Plc.........................    10,300        71,309
  Hanson Plc............................    26,900       184,626
  Hanson Plc*...........................     1,137         7,623
  Hilton Group Plc......................    59,800       186,886
  IMI Plc...............................    10,000        35,439
  Innogy Holdings Plc...................    27,400        79,075
  J Sainsbury Plc.......................    76,581       454,611
  Laporte Plc...........................     2,000        20,575
  LASMO Plc.............................    53,500       159,997
  Lattice Group Plc*....................   112,000       252,885
  Liberty International Plc.............    13,712        99,699

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SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited) (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
UNITED KINGDOM  (CONTINUED)
  London Merchant Securities Plc........     7,000   $    18,736
  Marks & Spencer Plc...................   134,739       374,744
  Millennium & Copthorne Hotels Plc.....     9,882        64,721
  Morgan Crucible Company Plc...........     9,140        40,181
  National Power Plc....................    41,000       153,881
  Northern Foods Plc....................    10,000        20,635
  Northern Rock Plc.....................    10,000        64,597
  P & O Princess Cruises Plc*...........    22,283        94,295
  Peninsular and Oriental Steam
    Navigation Co.......................    28,091       133,154
  Pilkington Plc........................    31,289        51,933
  PowerGen Plc..........................    25,332       239,395
  Railtrack Group Plc...................    20,033       277,087
  Rank Group Plc........................    25,000        65,419
  Rexam Plc.............................    16,283        54,783
  RMC Group Plc.........................    10,000        88,073
  Rolls-Royce Plc.......................    58,290       172,797
  Royal & Sun Alliance Insurance Group
    Plc.................................    68,400       586,056
  Royal Bank of Scotland Group Plc*.....     2,600         3,227
  Royal Bank of Scotland Group Plc......     2,618        61,930
  Safeway Plc...........................    41,486       185,482
  Scottish & Newcastle Plc..............    26,000       182,726
  Signet Group Plc......................    23,000        17,213
  Slough Estates Plc....................    16,400       101,034
  Smith W.H. Plc........................     9,000        57,296
  Stagecoach Holdings Plc...............    44,426        43,844
  Tate & Lyle Plc.......................    17,600        65,530
  Taylor Woodrow Plc....................    15,493        41,237
  Thistle Hotels Plc....................    19,000        33,525
  Trinity Mirror Plc....................    11,530        78,661
  Unigate Plc...........................     4,100        14,944
  Vodafone Group Plc....................   124,000       455,199
  Whitbread Plc.........................    19,262       158,414
  Wilson Bowden Plc.....................     2,000        22,280
  Wolseley Plc..........................    20,165       138,703
                                                     -----------
                                                      12,055,152
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $53,459,328).......              55,334,828
                                                     -----------

PREFERRED STOCK -- 0.1%

AUSTRALIA -- 0.1%
  The News Corp., Ltd...................     6,021        42,877
                                                     -----------
  TOTAL PREFERRED STOCK
    (Identified Cost $46,551)...........                  42,877
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------
WARRANTS -- 0.0%

FRANCE -- 0.0%
  Simco SA*.............................       204   $     1,092
                                                     -----------
  TOTAL WARRANTS
    (Identified Cost $0)................                   1,092
                                                     -----------

SHORT-TERM INVESTMENTS -- 2.2%

UNITED STATES -- 2.2%
  SSgA Government Money Market Fund.....     1,970         1,971
  SSgA Money Market Fund................  1,301,376    1,301,376
                                                     -----------
                                                       1,303,347
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,303,347)........               1,303,347
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 93.7%
  (IDENTIFIED COST $54,809,226)#..................  56,682,144
  Cash and Other Assets, Less Liabilities --
    6.3%..........................................   3,830,001
                                                    ----------
NET ASSETS -- 100%................................  $60,512,145
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $54,809,226. Net unrealized appreciation aggregated $1,872,918, of which $5,624,589 related to appreciated investment securities and $3,751,671 related to depreciated investment securities.

Ten Largest Sector Holdings at December 31, 2000
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Banks/Savings & Loans                15.2%
Insurance                             7.9%
Building & Construction               6.2%
Financial Services                    6.2%
Oil & Gas                             4.8%
Diversified Operations                4.0%
Food & Beverages                      3.4%
Chemicals                             3.2%
Real Estate                           2.9%
Auto & Related                        2.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF DECEMBER 31, 2000 (Unaudited)

                                           SHARES      VALUE+
----------------------------------------------------------------
MUTUAL FUNDS -- 93.8%
  DFA International Small
    Company Portfolio...................  1,713,460  $14,307,394
                                                     -----------
  TOTAL MUTUAL FUNDS
    (Identified Cost $14,532,594).......              14,307,394
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 93.8%
  (IDENTIFIED COST $14,532,594)#..................  14,307,394
  Cash and Other Assets, Less Liabilities --
    6.2%..........................................     952,293
                                                    ----------
NET ASSETS -- 100%................................  $15,259,687
                                                    ==========

  +  See Note 1.
  # At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $14,532,594. Net unrealized depreciation aggregated $225,200, which related solely to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2000 (Unaudited)

                                SA           SA
                           FIXED INCOME  U.S. MARKET
                               FUND         FUND
----------------------------------------------------
ASSETS
  Investments in
    securities, at market  $25,131,828   $43,686,242
  Short-term investments
    (at amortized cost)      9,139,452     2,381,520
  Cash                              82           600
  Foreign currency              77,877            --
  Receivable for
    investments sold               452           147
  Dividends and interest
    receivable                 481,139        43,210
  Receivable for fund
    shares sold              1,889,631     2,581,433
  Receivable for forward
    foreign currency
    exchange contracts
    (Note 1)                        --            --
  Receivable due from
    Manager (Note 2)            70,263        83,363
  Receivable for foreign
    tax reclaims                    --            --
                           -----------   -----------
    TOTAL ASSETS            36,790,724    48,776,515
                           -----------   -----------

LIABILITIES
  Due to Custodian                  --            --
  Payable for investments
    purchased                       --     1,867,310
  Payable for forward
    foreign currency
    exchange contracts
    (Note 1)                   281,473            --
  Payable for fund shares
    redeemed                        --        47,226
  Advisory fees payable
    (Note 2)                    53,694        39,803
  Administration fee
    payable (Note 2)             2,885         3,549
  Trustees' fees payable
    (Note 2)                       388           387
  Shareholder servicing
    fee payable (Note 2)         1,442         1,775
  Accrued expenses and
    other liabilities           36,611        28,941
                           -----------   -----------
    TOTAL LIABILITIES          376,493     1,988,991
                           -----------   -----------

NET ASSETS                 $36,414,231   $46,787,524
                           ===========   ===========
NET ASSETS CONSIST OF:
  Capital paid in          $37,216,211   $47,545,823
  Undistributed/(overdistributed)
    net investment income     (719,436)         (945)
  Accumulated net
    realized gain/(loss)      (162,795)      217,160
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments                344,896      (974,514)
    Foreign currency
      translations            (264,645)           --
                           -----------   -----------

NET ASSETS                 $36,414,231   $46,787,524
                           ===========   ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       3,714,250     4,307,105
NET ASSET VALUE PER SHARE  $      9.80   $     10.86

IDENTIFIED COST OF
  INVESTMENTS              $33,926,384   $47,042,276
COST OF FOREIGN CURRENCY   $    76,868   $        --

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          SA                    SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                                      U.S. HBTM              SMALL COMPANY        HBTM         SMALL COMPANY
                                         FUND                    FUND             FUND              FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in
    securities, at market            $22,006,665              $19,105,333     $55,378,797       $14,307,394
  Short-term investments
    (at amortized cost)                  558,364                1,614,775       1,303,347                --
  Cash                                       571                       --             305            57,357
  Foreign currency                            --                       --       1,093,700                --
  Receivable for
    investments sold                     287,594                  165,277         817,142                --
  Dividends and interest
    receivable                            36,085                   15,454          74,163                --
  Receivable for fund
    shares sold                          697,132                  944,816       3,280,524           952,849
  Receivable for forward
    foreign currency
    exchange contracts
    (Note 1)                                  --                       --           4,666                --
  Receivable due from
    Manager (Note 2)                      49,348                   84,177          73,374            54,636
  Receivable for foreign
    tax reclaims                              --                       --          39,993                --
                                     -----------              -----------     -----------       -----------
    TOTAL ASSETS                      23,635,759               21,929,832      62,066,011        15,372,236
                                     -----------              -----------     -----------       -----------

LIABILITIES
  Due to Custodian                            --                   42,096              --                --
  Payable for investments
    purchased                                 --                1,281,137       1,304,124            55,000
  Payable for forward
    foreign currency
    exchange contracts
    (Note 1)                                  --                       --              --                --
  Payable for fund shares
    redeemed                                  --                    2,205          58,347            18,022
  Advisory fees payable
    (Note 2)                              39,312                   43,245         126,615             9,957
  Administration fee
    payable (Note 2)                       1,778                    1,495           4,613             1,171
  Trustees' fees payable
    (Note 2)                                 387                      388             388               387
  Shareholder servicing
    fee payable (Note 2)                     889                      747           2,307               586
  Accrued expenses and
    other liabilities                     44,054                   27,361          57,472            27,426
                                     -----------              -----------     -----------       -----------
    TOTAL LIABILITIES                     86,420                1,398,674       1,553,866           112,549
                                     -----------              -----------     -----------       -----------

NET ASSETS                           $23,549,339              $20,531,158     $60,512,145       $15,259,687
                                     ===========              ===========     ===========       ===========
NET ASSETS CONSIST OF:
  Capital paid in                    $21,704,335              $19,440,568     $58,725,080       $16,581,767
  Undistributed/(overdistributed)
    net investment income                 (7,758)                 (16,132)        (64,011)          198,992
  Accumulated net
    realized gain/(loss)                 748,293                  145,130         (30,940)       (1,295,872)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments                        1,104,469                  961,592       1,872,918          (225,200)
    Foreign currency
      translations                            --                       --           9,098                --
                                     -----------              -----------     -----------       -----------

NET ASSETS                           $23,549,339              $20,531,158     $60,512,145       $15,259,687
                                     ===========              ===========     ===========       ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING                 2,338,565                1,687,350       6,102,896         1,663,104
NET ASSET VALUE PER SHARE            $     10.07              $     12.17     $      9.92       $      9.18

IDENTIFIED COST OF
  INVESTMENTS                        $21,460,560              $19,758,516     $54,809,226       $14,532,594
COST OF FOREIGN CURRENCY             $        --              $        --     $ 1,073,372       $        --

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- SIX MONTHS ENDED DECEMBER 31, 2000 (Unaudited)

                                SA           SA
                           FIXED INCOME  U.S. MARKET
                               FUND         FUND
----------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends              $        --   $   251,817
    Income distributions
      received from DFA
      International Small
      Co. Portfolio                 --            --
    Interest                   839,202        35,421
    Less: Foreign taxes
      withheld                    (887)           --
                           -----------   -----------
  TOTAL INCOME                 838,315       287,238
                           -----------   -----------
  EXPENSES:
    Advisory fees
      (Note 2)                 159,672       173,408
    Shareholder service
      fees (S Class)
      (Note 2)                   3,334         4,714
    Shareholder service
      fees (I Class)
      (Note 1 and
      Note 2)                    6,995         8,669
    Administration fees
      (Note 2)                  15,353        19,268
    Sub-Administration
      fees (Note 2)             43,057        44,172
    Trustees' fees and
      expenses (Note 2)          2,910         2,910
    Custody and
      accounting fees
      (Note 2)                  43,882        62,959
    Transfer agent fees
      (S Class)                  3,607         3,607
    Transfer agent fees
      (I Class) (Note 1)        22,331        22,142
    Audit fees                  15,856        16,144
    Legal fees                  16,116        11,579
    Registration fees           14,011        15,461
    Other expenses               9,798         9,735
                           -----------   -----------
  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:            356,922       394,768
    Less: Expenses waived
      or borne by the
      Manager (Note 2)        (215,683)     (203,678)
                           -----------   -----------
    NET EXPENSES               141,239       191,090
                           -----------   -----------
  NET INVESTMENT INCOME
    (LOSS)                     697,076        96,148
                           -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    REALIZED GAIN (LOSS)
      ON:
      Investments           (1,109,438)      307,001
      Foreign currency
        transactions           973,488            --
    CAPITAL GAIN
      DISTRIBUTIONS
      RECEIVED FROM DFA
      INTERNATONAL SMALL
      CO. PORTFOLIO                 --            --
    INCREASE (DECREASE)
      IN UNREALIZED
APPRECIATION/DEPRECIATION
      ON:
      Investments              826,040    (2,860,407)
      Foreign currency
        translations          (355,536)           --
                           -----------   -----------
    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)           334,554    (2,553,406)
                           -----------   -----------
  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS             $ 1,031,630   $(2,457,258)
                           ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          SA                    SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                                      U.S. HBTM              SMALL COMPANY        HBTM         SMALL COMPANY
                                         FUND                    FUND             FUND              FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                         $  212,905               $  69,533       $ 384,141        $        --
    Income distributions
      received from DFA
      International Small
      Co. Portfolio                           --                      --              --            278,573
    Interest                              21,756                  17,466          75,067                 --
    Less: Foreign taxes
      withheld                                --                      --         (40,900)                --
                                      ----------               ---------       ---------        -----------
  TOTAL INCOME                           234,661                  86,999         418,308            278,573
                                      ----------               ---------       ---------        -----------
  EXPENSES:
    Advisory fees
      (Note 2)                           100,377                  98,851         282,904             51,874
    Shareholder service
      fees (S Class)
      (Note 2)                             2,030                   1,997           5,234              1,492
    Shareholder service
      fees (I Class)
      (Note 1 and
      Note 2)                              4,065                   3,610          10,430              2,747
    Administration fees
      (Note 2)                             8,962                   8,037          23,000              6,103
    Sub-Administration
      fees (Note 2)                       43,761                  44,068          43,373             46,317
    Trustees' fees and
      expenses (Note 2)                    2,910                   2,910           2,910              2,911
    Custody and
      accounting fees
      (Note 2)                            40,089                  72,323          75,673             34,348
    Transfer agent fees
      (S Class)                            3,607                   3,607           3,607              3,607
    Transfer agent fees
      (I Class) (Note 1)                  22,196                  22,668          22,165             21,875
    Audit fees                            16,144                  16,144          16,144             16,144
    Legal fees                            11,555                  11,579          11,823             17,066
    Registration fees                      9,510                   9,574          16,864              9,305
    Other expenses                         9,656                   8,912           9,850              9,349
                                      ----------               ---------       ---------        -----------
  TOTAL EXPENSES BEFORE
    WAIVERS AND
    REIMBURSEMENTS:                      274,862                 304,280         523,977            223,138
    Less: Expenses waived
      or borne by the
      Manager (Note 2)                  (176,720)               (201,149)       (179,436)          (143,557)
                                      ----------               ---------       ---------        -----------
    NET EXPENSES                          98,142                 103,131         344,541             79,581
                                      ----------               ---------       ---------        -----------
  NET INVESTMENT INCOME
    (LOSS)                               136,519                 (16,132)         73,767            198,992
                                      ----------               ---------       ---------        -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    REALIZED GAIN (LOSS)
      ON:
      Investments                        748,295                 156,608          12,464         (1,368,400)
      Foreign currency
        transactions                          --                      --         (37,255)                --
    CAPITAL GAIN
      DISTRIBUTIONS
      RECEIVED FROM DFA
      INTERNATONAL SMALL
      CO. PORTFOLIO                           --                      --              --            210,137
    INCREASE (DECREASE)
      IN UNREALIZED
APPRECIATION/DEPRECIATION
      ON:
      Investments                      2,167,695                (613,252)        810,686           (306,374)
      Foreign currency
        translations                          --                      --           4,226                 --
                                      ----------               ---------       ---------        -----------
    Net realized and
      unrealized gain
      (loss) on
      investments and
      change in
      unrealized
      appreciation
      (depreciation)                   2,915,990                (456,644)        790,121         (1,464,637)
                                      ----------               ---------       ---------        -----------
  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS                        $3,052,509               $(472,776)      $ 863,888        $(1,265,645)
                                      ==========               =========       =========        ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                   SA FIXED INCOME FUND
                           ------------------------------------
                              SIX MONTHS ENDED     PERIOD ENDED
                           12/31/2000 (UNAUDITED)   6/30/2000*
---------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income       $    697,076       $   637,912
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions                  (135,950)          413,813
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                       --                --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)                 470,504          (390,253)
                                ------------       -----------
    Net increase
      (decrease) from
      operations                   1,031,630           661,472
                                ------------       -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                             --          (206,380)
      Class I (Note 1)            (1,858,310)         (430,392)
    Net realized gains
      Class S                             --                --
      Class I (Note 1)                    --                --
                                ------------       -----------
  TOTAL DISTRIBUTIONS             (1,858,310)         (636,772)
                                ------------       -----------
  SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                          7,518        18,847,826
      Class I (Note 1)            11,006,305        15,482,141
    Value of
      distributions
      reinvested
      Class S                             --           186,666
      Class I (Note 1)             1,733,744           427,262
    Cost of shares
      redeemed
      Class S                       (206,134)       (1,970,358)
      Class I (Note 1)            (1,560,635)       (6,788,124)
    Value of shares
      consolidated
      (Note 1)
      Class S                    (10,890,518)               --
      Class I (Note 1)            10,890,518                --
                                ------------       -----------
  TOTAL SHARE
    TRANSACTIONS                  10,980,798        26,185,413
    Shareholder
      transaction fees
      (Note 2)                            --                --
                                ------------       -----------
  Net increase from share
    transactions                  10,980,798        26,185,413
                                ------------       -----------
  TOTAL INCREASE IN NET
    ASSETS                        10,154,118        26,210,113
NET ASSETS
  Beginning of period             26,260,113            50,000
                                ------------       -----------
  End of period                 $ 36,414,231       $26,260,113
                                ============       ===========
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                     $   (719,436)      $   441,798
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                         746         1,879,337
  Issued for
    distributions
    reinvested                            --            18,640
  Shares redeemed                    (20,428)         (196,319)
  Shares consolidated to
    Class I (Note 1)              (1,084,476)               --
                                ------------       -----------
  Net increase (decrease)
    in fund shares                (1,104,158)        1,701,658
                                ============       ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription                   1,106,714         2,140,747
  Issued for
    distributions
    reinvested                       176,055            42,704
  Shares redeemed                   (155,473)         (676,200)
  Shares consolidated
    from Class S
    (Note 1)                       1,077,203                --
                                ------------       -----------
  Net increase in fund
    shares                         2,204,499         1,507,251
                                ============       ===========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                   SA U.S. MARKET FUND                    SA U.S. HBTM FUND
                           ------------------------------------  ------------------------------------
                              SIX MONTHS ENDED     PERIOD ENDED     SIX MONTHS ENDED     PERIOD ENDED
                           12/31/2000 (UNAUDITED)  6/30/2000**   12/31/2000 (UNAUDITED)  6/30/2000**
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income       $     96,148       $    39,305        $   136,519        $    90,846
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions                   307,001            43,902            748,295             63,322
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                       --                --                 --                 --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)              (2,860,407)        1,885,893          2,167,695         (1,063,226)
                                ------------       -----------        -----------        -----------
    Net increase
      (decrease) from
      operations                  (2,457,258)        1,969,100          3,052,509           (909,058)
                                ------------       -----------        -----------        -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                             --                --                 --                 --
      Class I (Note 1)              (137,062)               --           (235,632)                --
    Net realized gains
      Class S                             --                --                 --                 --
      Class I (Note 1)              (133,743)               --            (63,324)                --
                                ------------       -----------        -----------        -----------
  TOTAL DISTRIBUTIONS               (270,805)               --           (298,956)                --
                                ------------       -----------        -----------        -----------
  SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                         31,202        16,914,276             18,664          7,917,425
      Class I (Note 1)            20,305,559        16,340,573          9,016,680          7,771,314
    Value of
      distributions
      reinvested
      Class S                             --                --                 --                 --
      Class I (Note 1)               246,331                --            277,187                 --
    Cost of shares
      redeemed
      Class S                       (310,391)       (2,306,344)           (93,271)        (1,055,665)
      Class I (Note 1)            (2,590,974)       (1,093,745)        (1,815,193)          (342,297)
    Value of shares
      consolidated
      (Note 1)
      Class S                    (14,333,743)               --         (6,792,153)                --
      Class I (Note 1)            14,333,743                --          6,792,153                 --
                                ------------       -----------        -----------        -----------
  TOTAL SHARE
    TRANSACTIONS                  17,681,727        29,854,760          7,404,067         14,290,777
    Shareholder
      transaction fees
      (Note 2)                            --                --                 --                 --
                                ------------       -----------        -----------        -----------
  Net increase from share
    transactions                  17,681,727        29,854,760          7,404,067         14,290,777
                                ------------       -----------        -----------        -----------
  TOTAL INCREASE IN NET
    ASSETS                        14,953,664        31,823,860         10,157,620         13,381,719
NET ASSETS
  Beginning of period             31,833,860            10,000         13,391,719             10,000
                                ------------       -----------        -----------        -----------
  End of period                 $ 46,787,524       $31,833,860        $23,549,339        $13,391,719
                                ============       ===========        ===========        ===========
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                     $       (945)      $    39,969        $    (7,758)       $    91,355
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                       2,655         1,560,286              2,034            867,160
  Issued for
    distributions
    reinvested                            --                --                 --                 --
  Shares redeemed                    (26,362)         (208,109)           (10,149)          (124,605)
  Shares consolidated to
    Class I (Note 1)              (1,328,970)               --           (734,940)                --
                                ------------       -----------        -----------        -----------
  Net increase (decrease)
    in fund shares                (1,352,677)        1,352,177           (743,055)           742,555
                                ============       ===========        ===========        ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription                   1,889,475         1,491,978            981,716            846,965
  Issued for
    distributions
    reinvested                        23,195                --             29,116                 --
  Shares redeemed                   (220,908)          (95,991)          (190,098)           (37,150)
  Shares consolidated
    from Class S
    (Note 1)                       1,218,856                --            707,516                 --
                                ------------       -----------        -----------        -----------
  Net increase in fund
    shares                         2,910,618         1,395,987          1,528,250            809,815
                                ============       ===========        ===========        ===========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                SA U.S. SMALL COMPANY FUND
                           ------------------------------------
                              SIX MONTHS ENDED     PERIOD ENDED
                           12/31/2000 (UNAUDITED)   6/30/2000*
---------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)                    $   (16,132)       $   (18,030)
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions                  156,608             50,325
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                      --                 --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)               (613,252)         1,574,844
                                -----------        -----------
    Net increase
      (decrease) from
      operations                   (472,776)         1,607,139
                                -----------        -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                            --                 --
      Class I (Note 1)                   --                 --
    Net realized gains
      Class S                            --                 --
      Class I (Note 1)              (43,808)                --
                                -----------        -----------
  TOTAL DISTRIBUTIONS               (43,808)                --
                                -----------        -----------
  SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                        16,863          7,105,475
      Class I (Note 1)            8,374,104          6,869,906
    Value of
      distributions
      reinvested
      Class S                            --                 --
      Class I (Note 1)               40,176                 --
    Cost of shares
      redeemed
      Class S                      (137,276)        (1,233,256)
      Class I (Note 1)             (793,949)          (811,440)
    Value of shares
      consolidated
      (Note 1)
      Class S                    (5,756,771)                --
      Class I (Note 1)            5,756,771                 --
                                -----------        -----------
  TOTAL SHARE
    TRANSACTIONS                  7,499,918         11,930,685
    Shareholder
      transaction fees
      (Note 2)                           --                 --
                                -----------        -----------
  Net increase from share
    transactions                  7,499,918         11,930,685
                                -----------        -----------
  TOTAL INCREASE IN NET
    ASSETS                        6,983,334         13,537,824
NET ASSETS
  Beginning of period            13,547,824             10,000
                                -----------        -----------
  End of period                 $20,531,158        $13,547,824
                                ===========        ===========
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                     $   (16,132)       $        --
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                      1,315            632,762
  Issued for
    distributions
    reinvested                           --                 --
  Shares redeemed                   (10,857)           (98,437)
  Shares consolidated to
    Class I (Note 1)               (525,283)                --
                                -----------        -----------
  Net increase (decrease)
    in fund shares                 (534,825)           534,325
                                ===========        ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription                    742,842            610,751
  Issued for
    distributions
    reinvested                        3,463                 --
  Shares redeemed                   (61,456)           (67,823)
  Shares consolidated
    from Class S
    (Note 1)                        459,073                 --
                                -----------        -----------
  Net increase in fund
    shares                        1,143,922            542,928
                                ===========        ===========

  *  From commencement of operations, August 5, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                SA INTERNATIONAL HBTM FUND       SA INTERNATIONAL SMALL COMPANY FUND
                           ------------------------------------  ------------------------------------
                              SIX MONTHS ENDED     PERIOD ENDED     SIX MONTHS ENDED     PERIOD ENDED
                           12/31/2000 (UNAUDITED)   6/30/2000*   12/31/2000 (UNAUDITED)   6/30/2000*
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)                    $     73,767       $   318,516        $   198,992        $    30,705
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions                   (24,791)           (3,956)        (1,368,400)           192,969
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                       --                --            210,137                 --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)                 814,912         1,067,104           (306,374)            81,174
                                ------------       -----------        -----------        -----------
    Net increase
      (decrease) from
      operations                     863,888         1,381,664         (1,265,645)           304,848
                                ------------       -----------        -----------        -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                             --           (25,889)                --            (40,786)
      Class I (Note 1)              (340,159)          (37,689)                --            (51,606)
    Net realized gains
      Class S                             --                --                 --                 --
      Class I (Note 1)               (36,164)               --           (268,891)                --
                                ------------       -----------        -----------        -----------
  TOTAL DISTRIBUTIONS               (376,323)          (63,578)          (268,891)           (92,392)
                                ------------       -----------        -----------        -----------
  SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                         47,394        19,325,531             19,534          5,978,947
      Class I (Note 1)            23,099,567        20,976,901          6,284,747          5,640,710
    Value of
      distributions
      reinvested
      Class S                             --            25,526                 --             40,128
      Class I (Note 1)               349,807            37,689            251,919             51,605
    Cost of shares
      redeemed
      Class S                       (396,183)       (2,254,486)           (92,209)        (1,087,109)
      Class I (Note 1)            (1,914,222)         (601,030)          (390,405)          (239,486)
    Value of shares
      consolidated
      (Note 1)
      Class S                    (16,752,782)               --         (4,864,291)                --
      Class I (Note 1)            16,752,782                --          4,864,291                 --
                                ------------       -----------        -----------        -----------
  TOTAL SHARE
    TRANSACTIONS                  21,186,363        37,510,131          6,073,586         10,384,795
    Shareholder
      transaction fees
      (Note 2)                            --                --             35,755             77,631
                                ------------       -----------        -----------        -----------
  Net increase from share
    transactions                  21,186,363        37,510,131          6,109,341         10,462,426
                                ------------       -----------        -----------        -----------
  TOTAL INCREASE IN NET
    ASSETS                        21,673,928        38,828,217          4,574,805         10,674,882
NET ASSETS
  Beginning of period             38,838,217            10,000         10,684,882             10,000
                                ------------       -----------        -----------        -----------
  End of period                 $ 60,512,145       $38,838,217        $15,259,687        $10,684,882
                                ============       ===========        ===========        ===========
UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME, END
  OF PERIOD                     $    (64,011)      $   202,381        $   198,992        $        --
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                       4,711         2,009,067              1,660            588,817
  Issued for
    distributions
    reinvested                            --             2,608                 --              4,078
  Shares redeemed                    (39,610)         (243,683)            (8,688)          (105,962)
  Shares consolidated to
    Class I (Note 1)              (1,733,593)               --           (480,405)                --
                                ------------       -----------        -----------        -----------
  Net increase (decrease)
    in fund shares                (1,768,492)        1,767,992           (487,433)           486,933
                                ============       ===========        ===========        ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription                   2,454,300         2,181,176            656,785            556,108
  Issued for
    distributions
    reinvested                        36,553             3,846             27,898              5,245
  Shares redeemed                   (200,481)          (63,491)           (41,126)           (23,443)
  Shares consolidated
    from Class S
    (Note 1)                       1,690,493                --            481,137                 --
                                ------------       -----------        -----------        -----------
  Net increase in fund
    shares                         3,980,865         2,121,531          1,124,694            537,910
                                ============       ===========        ===========        ===========

  *  From commencement of operations, August 5, 1999.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         SA FIXED
                                                        INCOME FUND
---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                           DECEMBER 31, 2000      PERIOD ENDED
                                              (UNAUDITED)        JUNE 30, 2000*
                                          --------------------  -----------------
                                               (I CLASS)            (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD            $ 10.04              $ 10.00
                                                -------              -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.22                 0.35
  Net realized and unrealized gain on
    securities                                     0.12                 0.03
                                                -------              -------
Total from investment operations                   0.34                 0.38
                                                -------              -------

LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.58)               (0.34)
  Distributions from capital gains                   --                   --
                                                -------              -------
Total distributions                               (0.58)               (0.34)
                                                -------              -------

NET ASSET VALUE, END OF PERIOD                  $  9.80              $ 10.04
                                                =======              =======

Total return (1)                                   3.43%                3.90%
Net assets, end of period (000s)                $36,414              $15,165
Ratio of net expenses to average net
  assets (2)                                       0.92%                1.00%
Ratio of gross expenses to average net
  assets (2)(3)                                    2.33%                3.08%
Ratio of net investment income to
  average net assets (2)                           4.55%                4.35%
Portfolio turnover rate (1)                          54%                  20%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the Financial Statements, net
  investment income per share would have
  been (3)                                      $  0.15              $  0.18

  *  From commencement of operations, July 29, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                          SA U.S.
                                                        MARKET FUND
---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                           DECEMBER 31, 2000      PERIOD ENDED
                                              (UNAUDITED)        JUNE 30, 2000*
                                          --------------------  -----------------
                                               (I CLASS)            (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD            $ 11.59              $ 10.00
                                                -------              -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.02                 0.02
  Net realized and unrealized gain
    (loss) on securities                          (0.68)                1.57
                                                -------              -------
Total from investment operations                  (0.66)                1.59
                                                -------              -------

LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.04)                  --
  Distributions from capital gains                (0.03)                  --
                                                -------              -------
Total distributions                               (0.07)                  --
                                                -------              -------

NET ASSET VALUE, END OF PERIOD                  $ 10.86              $ 11.59
                                                =======              =======

Total return (1)                                  (5.68)%              15.90%
Net assets, end of period (000s)                $46,788              $16,188
Ratio of net expenses to average net
  assets (2)                                       0.99%                1.08%
Ratio of gross expenses to average net
  assets (2)(3)                                    2.05%                3.33%
Ratio of net investment income to
  average net assets (2)                           0.50%                0.43%
Portfolio turnover rate (1)                           2%                   1%
Without giving effect to the voluntary
  expense limitations described in
  Note 2 of the Financial Statements,
  net investment loss per share would
  have been (3)                                 $ (0.02)             $ (0.09)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                          SA U.S.
                                                         HBTM FUND
---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                           DECEMBER 31, 2000      PERIOD ENDED
                                              (UNAUDITED)        JUNE 30, 2000*
                                          --------------------  -----------------
                                               (I CLASS)            (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD            $  8.62              $10.00
                                                -------              ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.05                0.06
  Net realized and unrealized gain
    (loss) on securities                           1.54               (1.44)
                                                -------              ------
Total from investment operations                   1.59               (1.38)
                                                -------              ------

LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.11)                 --
  Distributions from capital gains                (0.03)                 --
                                                -------              ------
Total distributions                               (0.14)                 --
                                                -------              ------

NET ASSET VALUE, END OF PERIOD                  $ 10.07              $ 8.62
                                                =======              ======

Total return (1)                                  18.51%             (13.80)%
Net assets, end of period (000s)                $23,549              $6,987
Ratio of net expenses to average net
  assets (2)                                       1.10%               1.13%
Ratio of gross expenses to average net
  assets (2)(3)                                    3.07%               5.67%
Ratio of net investment income to
  average net assets (2)                           1.53%               1.57%
Portfolio turnover rate (1)                          17%                  3%
Without giving effect to the voluntary
  expense limitations described in
  Note 2 of the Financial Statements,
  net investment loss per share would
  have been (3)                                 $ (0.01)             $(0.12)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                          SA U.S.
                                                    SMALL COMPANY FUND
---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                           DECEMBER 31, 2000      PERIOD ENDED
                                              (UNAUDITED)        JUNE 30, 2000*
                                          --------------------  -----------------
                                               (I CLASS)            (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD            $ 12.58              $10.00
                                                -------              ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                             (0.01)              (0.01)
  Net realized and unrealized gain
    (loss) on securities                          (0.37)               2.59
                                                -------              ------
Total from investment operations                  (0.38)               2.58
                                                -------              ------

LESS DISTRIBUTIONS:
  Dividends from net investment income               --                  --
  Distributions from capital gains                (0.03)                 --
                                                -------              ------
Total distributions                               (0.03)                 --
                                                -------              ------

NET ASSET VALUE, END OF PERIOD                  $ 12.17              $12.58
                                                =======              ======

Total return (1)                                  (3.02)%             25.80%
Net assets, end of period (000s)                $20,531              $6,836
Ratio of net expenses to average net
  assets (2)                                       1.29%               1.28%
Ratio of gross expenses to average net
  assets (2)(3)                                    3.79%               6.62%
Ratio of net investment loss to average
  net assets (2)                                  (0.20)%             (0.18)%
Portfolio turnover rate (1)                           6%                  4%
Without giving effect to the voluntary
  expense limitations described in
  Note 2 of the Financial Statements,
  net investment loss per share would
  have been (3)                                 $ (0.13)             $(0.30)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                     SA INTERNATIONAL
                                                         HBTM FUND
---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                           DECEMBER 31, 2000      PERIOD ENDED
                                              (UNAUDITED)        JUNE 30, 2000*
                                          --------------------  -----------------
                                               (I CLASS)            (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD            $  9.99              $ 10.00
                                                -------              -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.00**               0.11
  Net realized and unrealized loss on
    securities                                       --                (0.08)
                                                -------              -------
Total from investment operations                     --                 0.03
                                                -------              -------

LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.06)               (0.04)
  Distributions from capital gains                (0.01)                  --
                                                -------              -------
Total distributions                               (0.07)               (0.04)
                                                -------              -------

NET ASSET VALUE, END OF PERIOD                  $  9.92              $  9.99
                                                =======              =======

Total return (1)                                  (0.11)%               0.36%
Net assets, end of period (000s)                $60,512              $21,192
Ratio of net expenses to average net
  assets (2)                                       1.50%                1.53%
Ratio of gross expenses to average net
  assets (2)(3)                                    2.28%                3.66%
Ratio of net investment income to
  average net assets (2)                           0.32%                2.22%
Portfolio turnover rate (1)                           1%                   2%
Without giving effect to the voluntary
  expense limitations described in
  Note 2 of the Financial Statements,
  net investment income per share would
  have been (3)                                 $  0.00**            $  0.00

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                  SA INTERNATIONAL SMALL
                                                       COMPANY FUND
---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                           DECEMBER 31, 2000      PERIOD ENDED
                                              (UNAUDITED)        JUNE 30, 2000*
                                          --------------------  -----------------
                                               (I CLASS)            (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD            $ 10.42              $10.00
                                                -------              ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.12                0.17
  Net realized and unrealized gain
    (loss) on securities                          (1.18)               0.47
                                                -------              ------
Total from investment operations                  (1.06)               0.64
                                                -------              ------

LESS DISTRIBUTIONS:
  Dividends from net investment income               --               (0.22)
  Distributions from capital gains                (0.18)                 --
                                                -------              ------
Total distributions                               (0.18)              (0.22)
                                                -------              ------

NET ASSET VALUE, END OF PERIOD                  $  9.18              $10.42
                                                =======              ======

Total return (1)                                  10.85%               5.84%
Net assets, end of period (000s)                $15,260              $5,613
Ratio of net expenses to average net
  assets (2)                                       1.31%               1.28%
Ratio of gross expenses to average net
  assets (2)(3)                                    3.66%               7.08%
Ratio of net investment income to
  average net assets (2)                           3.27%               0.95%
Portfolio turnover rate (1)                         N/A                  25%
Without giving effect to the voluntary
  expense limitations described in
  Note 2 of the Financial Statements,
  net investment income (loss) per share
  would have been (3)                           $  0.03              $(0.86)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
N/A  Refer to respective Master Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SA Funds--Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998 under the name RWB Funds--Investment Trust, which was changed to the current name on June 7, 1999. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust consists of the following Funds:

    SA Fixed Income Fund
    SA U.S. Market Fund
    SA U.S. HBtM Fund
    SA U.S. Small Company Fund
    SA International HBtM Fund
    SA International Small Company Fund

    All of the Funds commenced investment operations on August 5, 1999 with the exception of the SA Fixed Income Fund, which commenced operations on July 29, 1999. On November 23, 1999 the Trust's Board of Trustees authorized the creation of two additional Funds. These two additional Funds have not commenced operations.

    On July 7, 1999, the SA Fixed Income Fund issued 2,500 Class I shares and 2,500 Class S shares, and each of the SA U.S. Market, U.S. HBtM, U.S. Small Company, International HBtM and International Small Company Funds issued 500 Class I shares and 500 Class S shares at net asset value (the "Initial Shares") to RWB Advisory Services Inc. Effective April 7, 2000, RWB Advisory Services Inc. changed its name to Assante Asset Management Inc. (the "Manager").

    Prior to October 30, 2000, the Funds offered two classes of shares -- Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination). Because the Funds' outstanding shares as of December 31, 2000 were previously accounted for as Class I shares, for the purposes of these financial statements, all references to Class I shares as of that date pertain to all of the outstanding shares of the relevant Fund.

    Effective October 30, 2000, the SA International Small Company Fund became a feeder fund in a master/ feeder relationship, which means that it invests all of its assets in the DFA International Small Company Portfolio (the "Master"). Prior to the effective date, the SA International Small Company Fund was a fund of funds. The financial statements of the DFA International Small Company Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (UNAUDITED) (Continued)

--------------------------------------------------------------------------------

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

    SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term debt securities are valued based upon prices provided by an independent pricing service. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Trustees of the Funds.

    The shares of the DFA International Small Company Portfolio held by the SA International Small Company Fund are valued at the respective daily net asset value of that fund.

    REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. (the "Sub-adviser") will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

    FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

    The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

    The SA Fixed Income and International HBtM Funds may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (UNAUDITED) (Continued)

--------------------------------------------------------------------------------
the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

    Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    At December 31, 2000, the following Funds had open forward foreign currency exchange and spot contracts:

                                         LOCAL     AGGREGATE                 UNREALIZED
                           DELIVERY    CURRENCY       FACE       TOTAL      APPRECIATION
                             DATE       AMOUNT       AMOUNT      VALUE     (DEPRECIATION)
                           ---------  -----------  ----------  ----------  --------------
SA FIXED INCOME FUND:
  Japanese Yen (sell)....  1/09/2001  345,559,660  $3,116,800  $3,028,239    $  88,562
  Euro (sell)............  1/22/2001    8,991,720   8,153,692   8,453,049     (299,357)
  Swedish Krona (sell)...  1/22/2001   32,841,623   3,431,010   3,485,343      (54,334)
  Canadian Dollar
    (sell)...............  1/29/2001    1,620,112   1,064,253   1,080,597      (16,344)
                                                                             ---------
                                                                             $(281,473)
                                                                             =========
SA INTERNATIONAL HBTM
  FUND:
  Pound Sterling (buy)...  1/02/2001      249,852     369,106     373,604    $   4,497
  Singapore Dollar
    (buy)................  1/03/2001      261,645     150,978     151,065           87
  Swiss Franc (buy)......  1/03/2001       14,911       9,118       9,199           82
                                                                             ---------
                                                                             $  (4,666)
                                                                             =========

    INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (UNAUDITED) (Continued)

--------------------------------------------------------------------------------

    Expenses that cannot be attributed to a particular Fund are apportioned among the Funds either evenly or based on relative net assets. Otherwise, expenses are attributed directly to the appropriate Fund or class as applicable.

    FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

    DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding the Fixed Income Fund, declares and pays its investment income annually. The Fixed Income Fund declares and pays its net investment income quarterly. All Funds declare and pay distributions from net realized capital gains at least annually.

    Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

    ORGANIZATION EXPENSES -- Costs and expenses of the Trust paid by the Manager in connection with the organization of the Trust and the initial public offering of its shares were immediately expensed by each Fund.

2.  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Advisory and Administrative Services Agreement with the Manager, an indirect, wholly-owned subsidiary of Assante Corporation which is a publicly traded financial service company located in Winnipeg, Canada, under which the Manager manages the investments of and provides administrative services to each Fund. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable monthly at the rate of 0.85% of the average daily net assets of each Fund, plus an amount that the Manager pays to the sub-adviser for sub-advisory services. The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with Dimensional Fund Advisors Inc. ("DFA"). For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fees set forth below. The SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the master fund in which the SA International Small Company Fund invests and also receives advisory fees for providing advisory services to the funds in which the master fund invests.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (UNAUDITED) (Continued)

--------------------------------------------------------------------------------

    The total advisory fees applicable to each Fund are as follows:

                                                    ADVISORY
FUND                                                  FEE
----                                                --------
SA Fixed Income Fund..............................   1.04%
SA U.S. Market Fund...............................   0.90%
SA U.S. HBtM Fund.................................   1.12%
SA U.S. Small Company Fund........................   1.23%
SA International HBtM Fund........................   1.23%
SA International Small Company Fund...............   0.85%

    For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

    The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided, the Manager is paid an annual service fee at the rate of up to 0.05% of the value of the average daily net assets of each Fund. Prior to August 11, 2000, the Manager was paid an annual service fee at the rate of up to 0.05% of the value of the average daily net assets of the Class I shares and an annual service fee at the rate of up to 0.25% of the value of the average daily net assets of the Class S shares of each Fund.

    The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below. This agreement will remain in effect until August 15, 2002, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

                                                    EXPENSE
FUND                                                 LIMIT
----                                                -------
SA Fixed Income Fund..............................   0.85%
SA U.S. Market Fund...............................   0.92%
SA U.S. HBtM Fund.................................   1.05%
SA U.S. Small Company Fund........................   1.25%
SA International HBtM Fund........................   1.45%
SA International Small Company Fund...............   1.28%

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (UNAUDITED) (Continued)

--------------------------------------------------------------------------------

    Prior to August 15, 2000, each Fund's total operating expenses were limited to the amounts shown in the table below:

                                                    CLASS I*
                                                     EXPENSE
FUND                                                  LIMIT
----                                                ---------
SA Fixed Income Fund..............................    1.00%
SA U.S. Market Fund...............................    1.08%
SA U.S. HBtM Fund.................................    1.13%
SA U.S. Small Company Fund........................    1.28%
SA International HBtM Fund........................    1.53%
SA International Small Company Fund...............    1.28%

  * Prior to being consolidated into Class I shares on August 11, 2000, the total operating expenses of Class S shares were also limited at different amounts.

    The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitations. As of December 31, 2000, the following amounts are subject to this recapture through July 15, 2002 and July 15, 2003, respectively. No amounts were recaptured during the six months ended December 31, 2000.

                                             AMOUNT         AMOUNT
                                           SUBJECT TO     SUBJECT TO
                                            RECAPTURE      RECAPTURE
                                             THROUGH        THROUGH
FUND                                      JULY 15, 2002  JULY 15, 2003
----                                      -------------  -------------
SA Fixed Income Fund....................    $320,543       $215,683
SA U.S. Market Fund.....................     299,745        203,678
SA U.S. HBtM Fund.......................     288,927        176,720
SA U.S. Small Company Fund..............     309,431        201,149
SA International HBtM Fund..............     330,510        179,436
SA International Small Company Fund.....     251,190        143,557

    TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive a $5,000 annual retainer fee and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees receive no compensation for their services as trustees.

    SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a sub-administration agreement with the Trust and the Manager of the Trust. For providing such services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (UNAUDITED) (Continued)

--------------------------------------------------------------------------------

    During the first six months of operations of each Fund, State Street waived its minimum fee charges for sub-administration, custody and accounting, subject to certain requirements. The agreement for the sub-administration waiver states that if certain requirements are not met during the first three years of the Funds' operations, the Funds will repay State Street certain fees waived. As of December 31, 2000, the waived fees subject to repayment are $255,354.

    SHAREHOLDER TRANSACTION FEES -- The SA International Small Company Fund charges a transaction fee, currently 0.675% of the Fund's offering price on purchases of, and exchanges for, shares of the Fund. The fee does not apply to reinvested dividends or capital gain distributions. The fee is not a sales charge. It is paid to the Fund and is used to protect existing shareholders by offsetting the transaction costs associated with purchasing additional securities.

3.  PURCHASES AND SALES OF SECURITIES

    Excluding short-term investments, each Fund's purchases and sales of securities for the six months ended December 31, 2000 were as follows:

                                                    PURCHASES
                                          ------------------------------
                                          U.S. GOVERNMENT      OTHER
                                          ---------------  -------------
SA Fixed Income Fund....................    $1,039,642      $10,672,015
SA U.S. Market Fund.....................            --       15,492,000
SA U.S. HBtM Fund.......................            --        8,744,183
SA U.S. Small Company Fund..............            --        6,941,879
SA International HBtM Fund..............            --       18,790,699
SA International Small Company Fund.....           N/A*             N/A*

                                                      SALES
                                          ------------------------------
                                          U.S. GOVERNMENT      OTHER
                                          ---------------  -------------
SA Fixed Income Fund....................    $4,520,618      $ 7,411,937
SA U.S. Market Fund.....................            --          827,663
SA U.S. HBtM Fund.......................            --        2,909,936
SA U.S. Small Company Fund..............            --          895,417
SA International HBtM Fund..............            --          611,770
SA International Small Company Fund.....           N/A*             N/A*

  * Refer to the Financial Statements of the respective Master Fund located elsewhere in this report.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2000 (UNAUDITED) (Continued)

--------------------------------------------------------------------------------

4.  BENEFICIAL INTEREST

    The following table shows the number of shareholders each owning beneficially or of record 5% or more of the shares of a Fund outstanding as of December 31, 2000 and the total percentage of the shares of the Fund held by such shareholders.

                                             5% OR GREATER
                                             SHAREHOLDERS
                                          -------------------
HELD                                      NUMBER  % OF SHARES
----                                      ------  -----------
SA Fixed Income Fund....................      2       45.27%
SA U.S. Market Fund.....................      2       60.07%
SA U.S. HBtM Fund.......................      3       58.41%
SA U.S. Small Company Fund..............      2       59.33%
SA International HBtM Fund..............      3       61.96%
SA International Small Company Fund.....      3       59.83%

--------------------------------------------------------------------------------
     SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.
                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO
TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                PAGE
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)....     60
SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2000................     61
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2000
(UNAUDITED).................................................     62
STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2000....     63
STATEMENT OF OPERATIONS.....................................     64
STATEMENTS OF CHANGES IN NET ASSETS.........................     65
FINANCIAL HIGHLIGHTS........................................     66
NOTES TO FINANCIAL STATEMENTS...............................     67
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS..........     70

                 (This page has been left blank intentionally.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                               DECEMBER 31, 2000

                                  (UNAUDITED)

                                                                      VALUE
                                                                      -----
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (28.2%) (Cost $141,433,515)......       $ 89,366,002
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (13.7%) (Cost $64,543,699)...         43,443,829
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (18.3%) (Cost $51,805,158)...         57,853,259
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (39.7%) (Cost
  $114,937,730).............................................        125,711,989
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.63%,
    01/02/01
    (Collateralized by U.S. Treasury Notes 5.375%, 02/15/01,
    valued at $128,363) to be repurchased at $126,020 (Cost
    $126,000)...............................................            126,000
                                                                   ------------
    Total Investments (100%) (Cost $372,846,102)+...........       $316,501,079
                                                                   ============

--------------
+The cost for federal income tax purposes is $373,088,064.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                      VALUE+
                                                                      ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (30.7%) (Cost $139,110,435)......       $ 94,791,167
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (14.1%) (Cost $66,050,286)...         43,476,496
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (17.2%) (Cost $51,495,821)...         53,316,731
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (37.6%) (Cost
  $113,549,888).............................................        116,301,419
Temporary Cash Investments (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
    12/01/00
    (Collateralized by U.S. Treasury Note 5.75%, 04/30/03,
    valued at $1,335,088) to be repurchased at $1,334,222
    (Cost $1,334,000).......................................          1,334,000
                                                                   ------------
    Total Investments (100%) (Cost $371,540,430)++..........       $309,219,813
                                                                   ============

--------------
++The cost for federal income tax purposes is $371,782,392.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost $372,846)                             $   316,501
Cash                                                                      15
Receivable for Fund Shares Sold                                        1,277
Prepaid Expenses and Other Assets                                          8
                                                                 -----------
        Total Assets                                                 317,801
                                                                 -----------
LIABILITIES:
Payable for Fund Share Redeemed                                          491
Accrued Expenses and Other Liabilities                                   135
                                                                 -----------
        Total Liabilities                                                626
                                                                 -----------
NET ASSETS                                                       $   317,175
                                                                 ===========
SHARES OUTSTANDING $.01 PAR VALUE (Authorized 100,000,000)        37,976,972
                                                                 ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                   $      8.35
                                                                 ===========
PUBLIC OFFERING PRICE PER SHARE                                  $      8.41
                                                                 ===========
NET ASSETS CONSIST OF:
Paid-In Capital                                                  $   373,875
Undistributed Net Investment Loss                                       (521)
Undistributed Net Realized Gain                                          152
Undistributed Net Realized Foreign Exchange Gain                           7
Unrealized Depreciation of Investment Securities and Foreign
Currency                                                             (56,345)
Unrealized Net Foreign Exchange Gain                                       7
                                                                 -----------
        Total Net Assets                                         $   317,175
                                                                 ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $371,540)                             $   309,220
Cash                                                                      15
Receivable for Fund Shares Sold                                          139
Prepaid Expenses and Other Assets                                          7
                                                                 -----------
        Total Assets                                                 309,381
                                                                 -----------
LIABILITIES:
Payable for Fund Shares Redeemed                                         191
Accrued Expenses and Other Liabilities                                   130
                                                                 -----------
        Total Liabilities                                                321
                                                                 -----------
NET ASSETS                                                       $   309,060
                                                                 ===========
SHARES OUTSTANDING $.01 PAR VALUE (Authorized 100,000,000)        36,407,227
                                                                 ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                   $      8.49
                                                                 ===========
PUBLIC OFFERING PRICE PER SHARE                                  $      8.55
                                                                 ===========

NET ASSETS CONSIST OF:
Paid-In Capital                                                  $   361,026
Undistributed Net Investment Income                                    5,149
Undistributed Net Realized Gain                                        5,326
Accumulated Net Realized Foreign Exchange Loss                           (51)
Unrealized Depreciation of Investment Securities and Foreign
Currency                                                             (62,321)
Unrealized Net Foreign Exchange Loss                                     (69)
                                                                 -----------
        Total Net Assets                                         $   309,060
                                                                 ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income from The DFA Investment
  Trust Company                                         $  7,271
  Interest                                                    67
                                                        --------
        Total Investment Income                            7,338
                                                        --------
EXPENSES
  Administrative Services                                  1,154
  Accounting & Transfer Agent Fees                            31
  Legal Fees                                                  10
  Audit Fees                                                   2
  Filing Fees                                                 47
  Shareholders' Reports                                       18
  Directors' Fees and Expenses                                 3
  Other                                                       10
                                                        --------
        Total Expenses                                     1,275
                                                        --------
  NET INVESTMENT INCOME                                    6,063
                                                        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities Sold          4,738
  Net Realized Loss on Foreign Currency
  Transactions                                               (51)
  Change in Unrealized Appreciation (Depreciation)
  of:
    Investment Securities and Foreign Currency           (28,028)
    Translation of Foreign Currency Denominated
    Amounts                                                  (56)
                                                        --------
  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
  CURRENCY                                               (23,397)
                                                        --------
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                              $(17,334)
                                                        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                  YEAR        YEAR
                                  ENDED       ENDED
                                NOV. 30,    NOV. 30,
                                  2000        1999
                                ---------   ---------
INCREASE (DECREASE) IN NET
ASSETS
Operations:
  Net Investment Income         $  6,063    $  4,344
  Net Realized Gain on
  Investment Securities Sold       4,738       1,375
  Net Realized Gain (Loss) on
  Foreign Currency
  Transactions                       (51)        581
  Change in Unrealized
  Appreciation (Depreciation)
  of:
    Investment Securities and
    Foreign Currency             (28,028)     30,163
    Translation of Foreign
    Currency Denominated
    Amounts                          (56)        (31)
                                --------    --------
      Net Increase (Decrease)
      in Net Assets Resulting
      from Operations            (17,334)     36,432
                                --------    --------
Distributions From:
  Net Investment Income           (5,230)     (5,036)
                                --------    --------
      Total Distributions         (5,230)     (5,036)
                                --------    --------
Capital Share Transactions
(1):
  Shares Issued                  134,645      87,035
  Shares Issued in Lieu of
  Cash Distributions               5,230       5,036
  Shares Redeemed                (58,693)   (147,017)
                                --------    --------
      Net Increase (Decrease)
      From Capital Shares
      Transactions                81,182     (54,946)
                                --------    --------

      Total Increase
      (Decrease)                  58,618     (23,550)

NET ASSETS
  Beginning of Period            250,442     273,992
                                --------    --------
  End of Period                 $309,060    $250,442
                                ========    ========
(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued                  14,827      10,458
   Shares Issued in Lieu of
   Cash Distributions                588         671
   Shares Redeemed                (6,433)    (18,732)
                                --------    --------
                                   8,982      (7,603)
                                ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 YEAR         YEAR         YEAR         YEAR         OCT. 1,
                ENDED        ENDED        ENDED        ENDED           TO
               NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,      NOV. 30,
                 2000         1999         1998         1997          1996
------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning
  of
  Period.....  $   9.13     $   7.82     $   7.82     $   9.96     $  10.00
               --------     --------     --------     --------     --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
   Investment
    Income...      0.17         0.15         0.15         0.10         0.01
  Net Gains
    (Losses)
    on
   Securities
    (Realized
    and
    Unreal-
    ized)....     (0.62)        1.31        (0.04)       (2.22)       (0.05)
               --------     --------     --------     --------     --------
    Total
      From
   Investment
Operations...     (0.45)        1.46         0.11        (2.12)       (0.04)
------------------------------------------------------------------------------
LESS
DISTRIBUTIONS
  Net
   Investment
    Income...     (0.19)       (0.15)       (0.11)       (0.02)          --
  Net
    Realized
    Gains....        --           --           --           --           --
               --------     --------     --------     --------     --------
    Total
    Distributions...    (0.19)    (0.15)    (0.11)       (0.02)          --
------------------------------------------------------------------------------
Net Asset
  Value, End
  of
  Period.....  $   8.49     $   9.13     $   7.82     $   7.82     $   9.96
==============================================================================
Total
  Return.....     (5.01)%      19.07%        1.49%      (21.35)%      (0.40)%#
------------------------------------------------------------------------------
Net Assets,
  End of
  Period
  (thou-
  sands).....  $309,060     $250,442     $273,992     $230,469     $104,118
Ratio of
  Expenses to
  Average Net
 Assets(1)...      0.71%        0.75%        0.73%        0.75%        0.70%*
Ratio of
  Expenses to
  Average Net
  Assets
  (excluding
  waivers and
  assumption
  of
  expenses)(1)...     0.71%     0.75%        0.73%        0.75%        0.79%*
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.....      2.10%        1.76%        1.62%        1.46%        0.54%*
Ratio of Net
  Investment
  Income to
  Average Net
  Assets
  (excluding
  waivers and
  assumption
  of
 expenses)...      2.10%        1.76%        1.62%        1.46%        0.45%*
Portfolio
  Turnover
  Rate.......       N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------

           *  Annualized
           #  Non-annualized
         (1) Represents the combined ratios for the portfolio and its respective pro-rata share of its Master Fund Series.
         N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 2000

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. One of the Fund's thirty-eight portfolios (the "Portfolio") is included in this report. Of the remaining thirty-seven portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, twenty-seven are presented in separate reports, and four have not commenced operations.

    The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                PERCENTAGE
                                                                                                 OWNERSHIP
PORTFOLIO (FEEDER FUND)                         SERIES (MASTER FUNDS)                           AT 11/30/00
----------------------------------------------  ----------------------------------------------  -----------
The International Small Company Portfolio       The Japanese Small Company Series                    49%
                                                The Pacific Rim Small Company Series                 33%
                                                The United Kingdom Small Company Series              49%
                                                The Continental Small Company Series                 51%

    The Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Master Fund shares held by the Feeder Fund reflect its proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Portfolio accrues its respective share of income, net of expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1%.

    Effective October 1, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of the Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................  $ 19,939
    Gross Unrealized Depreciation...........................   (82,502)
                                                              --------
      Net...................................................  $(62,563)
                                                              ========

E. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price

(including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 30, 2000.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. REIMBURSEMENT FEES:

    Shares of the Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fees for the Portfolio are 0.675% of the net asset value of its shares.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The International Small Company Portfolio (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

--------------------------------------------------------------------------------
       SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY
                       THE JAPANESE SMALL COMPANY SERIES
                      THE PACIFIC RIM SMALL COMPANY SERIES
                    THE UNITED KINGDOM SMALL COMPANY SERIES
                      THE CONTINENTAL SMALL COMPANY SERIES
TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                PAGE
SCHEDULES OF INVESTMENTS -- DECEMBER 31, 2000 (UNAUDITED)
  The Japanese Small Company Series.........................     72
  The Pacific Rim Small Company Series......................     80
  The United Kingdom Small Company Series...................     89
  The Continental Small Company Series......................     95
SCHEDULES OF INVESTMENTS -- NOVEMBER 30, 2000
  The Japanese Small Company Series.........................    105
  The Pacific Rim Small Company Series......................    113
  The United Kingdom Small Company Series...................    122
  The Continental Small Company Series......................    128
STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2000
(UNAUDITED).................................................    138
STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2000...    139
STATEMENTS OF OPERATIONS....................................    140
STATEMENTS OF CHANGES IN NET ASSETS.........................    141
FINANCIAL HIGHLIGHTS........................................    143
NOTES TO FINANCIAL STATEMENTS...............................    145
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS..........    148

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2000
                                  (UNAUDITED)

                                                            SHARES            VALUE
                                                            ------            -----
JAPAN -- (98.6%)
COMMON STOCKS -- (98.6%)
 *ASK Corp., Yokohama..................................      64,000    $     53,240
 Achilles Corp.........................................     549,000         687,452
 Aica Kogyo Co., Ltd...................................     164,000         898,984
 *Aichi Corp...........................................      57,000          72,872
 *Aichi Machine Industry Co., Ltd......................     157,000         251,585
 Aichi Steel Works, Ltd................................     292,000         772,189
 Aichi Tokei Denki Co., Ltd............................      67,000         151,366
 Aida Engineering, Ltd.................................     160,000         580,035
 *Aim Services Co., Ltd................................       2,000          21,016
 Airport Facilities Co., Ltd...........................      40,700         140,775
 *Aisan Industry Co., Ltd..............................      23,000         120,841
 *Akai Electric Co., Ltd...............................     363,000           3,179
 Akebono Brake Industry Co., Ltd.......................     141,000         243,231
 *Aloka Co., Ltd.......................................      13,000         103,590
 Amada Sonoike Co., Ltd................................     191,414         435,794
 *Amatsuji Steel Ball Manufacturing Co., Ltd...........      12,000          99,825
 Ando Corp.............................................     120,000         195,447
 *Ando Electronic Co., Ltd.............................      17,000         136,953
 Anest Iwata Corp......................................      74,000         102,382
 *Anrakutei Co., Ltd...................................       4,000          24,588
 *Aoi Advertising Promotion, Inc.......................       6,000          52,539
 *Aoki Corp............................................      70,000          20,228
 Aoki International Co., Ltd...........................      74,200         207,916
 *Apic Yamada Corp.....................................       7,000          35,552
 *Arabian Oil Co., Ltd.................................      48,300         370,920
 Arai-Gumi, Ltd........................................      49,300          43,170
 Araya Industrial Co., Ltd.............................      84,000          69,142
 *Argo 21 Corp.........................................       4,000          73,555
 Asahi Denka Kogyo KK..................................     169,000       1,151,331
 Asahi Diamond Industrial Co., Ltd.....................      68,000         344,763
 Asahi Kogyosha Co., Ltd...............................      48,000         104,658
 Asahi Optical Co., Ltd................................     102,000         227,758
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         680,385
 *Asahi Tec Corp.......................................      86,000         109,194
 Asanuma Corp..........................................     145,000         167,601
 Ashimori Industry Co., Ltd............................      84,000         133,870
 *Asia Securities Printing Co., Ltd....................       8,000          72,715
 *Asics Corp...........................................     333,000         285,762
 Azel Corp., Tokyo.....................................      89,000         144,956
 Bando Chemical Industries, Ltd........................     213,000         359,974
 Bank of Okinawa, Ltd..................................      19,300         384,479
 *Bank of the Ryukyus, Ltd.............................      23,980         321,273
 *Bull Dog Sauce Co., Ltd..............................       9,000          47,679
 Bunka Shutter Co., Ltd................................     134,000         253,450
 CKD Corp..............................................     113,000         744,098
 *Cabin Co., Ltd.......................................      67,000          46,935
 Calpis Co., Ltd.......................................      66,000         265,849
 Calsonic Corp.........................................     261,000         642,215
 Canon Electronics, Inc................................      25,000         251,751
 *Canon System & Support, Inc..........................      15,000         104,159
 *Catena Corp..........................................      18,000         132,399
 *Cats, Inc............................................       4,000         110,333
 Central Finance Co., Ltd..............................     180,000         539,054
                                                            SHARES            VALUE
                                                            ------            -----

 Central Glass Co., Ltd................................     184,000    $    866,830
 Cesar Co..............................................      79,000         131,436
 *Chiba Kogyo Bank, Ltd................................      38,100         376,663
 Chino Corp............................................      70,000         126,883
 *Chisan Tokan Co., Ltd................................      64,000          41,471
 *Chiyoda Co., Ltd.....................................      24,000          96,883
 *Chiyoda Corp.........................................     226,000         138,529
 *Chofu Seisakusho Co., Ltd............................      25,000         249,562
 *Chori Co., Ltd.......................................     175,000         137,916
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         361,471
 Chugai Ro Co., Ltd....................................     139,000         327,417
 Chugoku Marine Paints, Ltd............................     111,000         195,368
 Chugokukogyo Co., Ltd.................................      45,000          59,501
 Chukyo Coca-Cola Bottling Co., Ltd....................      40,000         302,277
 Chukyo Sogo Bank, Ltd.................................     118,000         451,541
 *Chuo Paperboard Co., Ltd.............................      76,000          66,550
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         306,883
 Cleanup Corp..........................................      41,000         174,483
 *Co-Op Chemical Co., Ltd..............................      80,000          56,743
 *Computer Engineering & Consulting, Ltd...............       8,000          84,764
 *Copyer Co., Ltd......................................       8,000          21,086
 *Corona Corp..........................................      12,000         106,130
 D'urban, Inc..........................................     114,000         160,718
 Dai Nippon Toryo, Ltd.................................     193,000         265,333
 Dai-Dan Co., Ltd......................................      80,000         311,734
 Daido Hoxan, Inc......................................     196,000         657,338
 Daido Kogyo Co., Ltd..................................      60,000         104,553
 *Daido Steel Sheet Corp...............................      84,000         122,102
 Daidoh, Ltd...........................................      54,000         117,741
 Daihen Corp...........................................     205,000         305,166
 Daiho Corp............................................      96,000         113,485
 Daiichi Cement Co., Ltd...............................      33,000          45,368
 *Daiichi Chuo Kisen Kaisha............................     390,000         143,433
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         133,800
 *Dai-Ichi Katei Denki Co., Ltd........................      91,000          28,687
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000         114,413
 Daiken Corp...........................................     110,000         289,930
 Daiki Co., Ltd........................................      31,000         328,459
 *Daikyo, Inc..........................................     268,000         398,949
 Daimei Telecom Engineering Corp.......................      66,000         436,340
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         485,289
 *Dainippon Shigyo Co., Ltd............................      16,000          65,849
 Daiso Co., Ltd........................................     112,000         179,475
 *Daisue Construction Co., Ltd.........................     185,000          64,799
 Daisyo Corp...........................................      14,000         144,045
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000          27,215
 Daiwa Danchi Co., Ltd.................................     202,000         369,685
 Daiwa Industries, Ltd.................................      42,000         102,242
 Daiwa Kosho Lease Co., Ltd............................     101,000         273,284
 *Daiwa Seiko, Inc.....................................     145,000         146,016
 Daiwabo Co., Ltd......................................     262,000         211,068
 *Daiwabo Info.........................................       9,000          94,650
 *Dantani Corp.........................................      68,000          30,963
 Danto Corp............................................      42,000         133,870

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Denki Kogyo Co., Ltd..................................      59,000    $    323,415
 Deodeo Corp...........................................      44,600         262,445
 Descente, Ltd.........................................     133,000         221,278
 *Dia Kensetsu Co., Ltd................................      31,000          60,806
 *Diamond Computer Service Co., Ltd....................       8,000          65,849
 *Dijet Industrial Co., Ltd............................      34,000          40,490
 *Doshisha Co., Ltd....................................       5,000          74,431
 *Dynic Corp...........................................      52,000          64,203
 Eagle Industry Co., Ltd...............................      43,000         138,187
 *Eco-Tech Construction Co., Ltd.......................      68,000          60,140
 *Eiken Chemical Co., Ltd..............................       9,000         113,800
 *Elna Co., Ltd........................................       5,000          13,354
 *Enshu, Ltd...........................................      69,000          85,797
 Exedy Corp............................................      40,000         273,205
 *FDK Corp.............................................      94,000         976,217
 *First Baking Co., Ltd................................      67,000         120,858
 France Bed Co., Ltd...................................     193,000         550,946
 Fudo Construction Co., Ltd............................     201,000         183,047
 *Fuji Car Manufacturing Co., Ltd......................      36,000          32,785
 *Fuji Coca Cola Bottling Co., Ltd.....................      15,000         114,930
 Fuji Denki Reiki Co., Ltd.............................      81,800         249,268
 Fuji Kiko Co., Ltd....................................      51,000          87,977
 *Fuji Kisen Kaisha, Ltd...............................       8,000          17,093
 *Fuji Kosan Co., Ltd..................................     130,000          83,100
 Fuji Kyuko Co., Ltd...................................     107,000         335,429
 *Fuji Spinning Co., Ltd., Tokyo.......................     163,000          71,366
 Fujicco Co., Ltd......................................      19,000         223,774
 *Fujii & Co., Ltd.....................................      44,000             385
 *Fujiko Co., Ltd......................................      55,000          19,746
 Fujirebio, Inc........................................      75,000         400,613
 *Fujitsu Denso, Ltd...................................      12,000         123,152
 *Fujitsu Devices, Inc.................................      14,000         147,110
 *Fujitsu Kiden, Ltd...................................       4,000          18,564
 *Fujitsu Systems Construction, Ltd....................       4,000          35,236
 *Fujiya Co., Ltd......................................     190,000         347,723
 Fukuda Corp...........................................      65,000         149,124
 Fukushima Bank, Ltd...................................      90,000         254,553
 *Fukusuke Corp........................................      95,000          98,993
 *Furukawa Battery Co., Ltd............................      45,000         110,333
 Furukawa Co., Ltd.....................................     208,000         418,914
 *Fuso Lexel Inc.......................................       8,000          70,753
 Fuso Pharmaceutical Industries, Ltd...................      78,000         321,699
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         192,312
 Gastec Service, Inc...................................      41,000         150,788
 *Geostar Corp.........................................      10,000          77,933
 Godo Shusei Co., Ltd..................................      74,000         142,557
 *Godo Steel, Ltd......................................     245,000         173,774
 *Goldwin, Inc.........................................      47,000          48,564
 Gourmet Kineya Co., Ltd...............................      31,000         219,877
 *Graphtec Corp........................................      39,000          42,347
 *Gun-Ei Chemical Industry Co., Ltd....................     164,000         209,667
 *Gunze Sangyo, Inc., Tokyo............................      90,000          74,869
 Hac Kimisawa Co., Ltd.................................      25,000         184,326
 *Hakone Tozan Railway Co., Ltd........................      52,000         124,308
 Hakuyosha Co., Ltd....................................      57,000         177,189
 *Hanwa Co., Ltd.......................................     405,000         354,641
 *Harashin Co., Ltd....................................       8,000          61,646
 Harima Chemicals, Inc.................................      37,000         127,977
 Hayashikane Sangyo Co., Ltd...........................     128,000         130,017
 *Hazama Corp..........................................      19,000           7,820
 Heiwado Co., Ltd......................................      49,000         308,932
                                                            SHARES            VALUE
                                                            ------            -----

 Hibiya Engineering, Ltd...............................      60,000    $    231,173
 Hisaka Works, Ltd.....................................      48,000         181,996
 *Hitachi AIC, Inc.....................................      21,000         136,077
 *Hitachi Electronics Engineering Co., Ltd.............      13,000          64,317
 *Hitachi Kiden Kogyo, Ltd.............................      20,000          60,420
 Hitachi Koki Co., Ltd.................................     111,000         307,145
 Hitachi Kokusai Electric, Inc.........................      44,000         332,890
 Hitachi Medical Corp..................................      28,000         286,865
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         473,380
 Hitachi Powdered Metal Co., Ltd.......................      46,000         382,662
 *Hitachi Seiki Co., Ltd...............................     141,000         166,681
 *Hitachi Tool Engineering, Ltd........................      15,000          69,615
 Hochiki Corp..........................................      42,000         105,184
 *Hodogaya Chemical Co., Ltd...........................     100,000         133,100
 *Hohsui Corp..........................................      56,000          36,778
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         240,735
 *Hokkaido Bank, Ltd...................................     100,000         111,208
 *Hokkaido Coca Cola Bottling Co., Ltd.................      17,000         126,532
 Hokkaido Gas Co., Ltd.................................      87,000         150,841
 Hokko Chemical Industry Co., Ltd......................      41,000         111,655
 *Hoko Fishing Co., Ltd................................      79,000          43,581
 *Hokuriku Electric Industry Co., Ltd..................     112,000         219,685
 Hokuriku Electrical Construction Co., Ltd.............      36,000          97,408
 *Hokuriku Gas Co., Ltd................................      26,000          68,301
 Hokuriku Seiyaku Co., Ltd.............................      31,000         502,189
 Hokushin Co., Ltd.....................................      39,900          40,179
 *Honen Corp...........................................     128,000         198,389
 Horiba, Ltd...........................................      54,000         404,291
 Hosokawa Micron Corp..................................      40,000         215,412
 Howa Machinery, Ltd...................................     181,000         180,683
 *Ichida and Co., Ltd..................................      78,000          32,102
 Ichikawa Co., Ltd.....................................      49,000          98,686
 Ichiken Co., Ltd......................................      48,000          39,930
 Ichikoh Industries, Ltd...............................     141,000         233,354
 *Ichiyoshi Securities Co., Ltd........................      24,000          79,860
 Idec Izumi Corp.......................................      60,000         593,695
 Ihara Chemical Industry Co., Ltd......................      80,000         128,196
 Iino Kaiun Kaisha, Ltd................................     161,000         210,061
 *Ikegai Corp..........................................      90,000          76,445
 *Ikegami Tsushinki Co., Ltd...........................     102,000         188,459
 Inaba Denki Sangyo Co., Ltd...........................      22,000         228,284
 *Inaba Seisa Kusho Co., Ltd...........................       8,000         101,576
 Inabata and Co., Ltd., Osaka..........................      85,000         426,489
 Inageya Co., Ltd......................................      56,000         318,739
 Intec, Inc............................................      19,000         163,546
 *Inui Steamship Co., Ltd..............................      31,000          15,473
 *Iseki & Co., Ltd.....................................     322,000         217,110
 *Ishihara Sangyo Kaisha, Ltd..........................     193,000         344,763
 *Ishii Hyoki Co., Ltd.................................       3,000          86,165
 Ishii Iron Works Co., Ltd.............................      52,000          84,693
 *Ishikawa Seisakusho, Ltd.............................      75,000          53,853
 *Ishikawajima Transport Machinery Co., Ltd............      16,000          48,757
 Ishizuka Glass Co., Ltd...............................      49,000          77,233
 Itochu Fuel Corp......................................     192,000         679,229
 Itoki Crebio Corp.....................................      56,000         137,303
 *Iuchi Seieido Co., Ltd...............................       7,000         109,720
 Iwasaki Electric Co., Ltd.............................     110,000         288,967
 *Iwatsu Electric Co., Ltd.............................     145,000         271,716

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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Izukyu Corp..........................................       5,000    $     88,441
 Izumi Co., Ltd........................................      55,000         440,674
 *Izutsuya Co., Ltd....................................      70,000          85,814
 JGC Corp..............................................     146,000         995,919
 JMS Co., Ltd..........................................      59,000         183,923
 *Jac Holdings Co., Ltd................................       5,000          60,026
 *Jaccs Co., Ltd.......................................      84,000         222,137
 *Jamco Corp...........................................       5,000          19,396
 *Janome Sewing Machine Co., Ltd.......................     224,000         160,841
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         145,884
 *Japan Aviation Electronics Industry, Ltd.............     130,000         883,362
 Japan Carlit Co., Ltd.................................      28,000         189,772
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          68,196
 Japan Digital Laboratory Co., Ltd.....................      28,100         321,354
 Japan Foundation Engineering Co., Ltd.................      49,200         170,606
 *Japan Kenzai Co., Ltd................................       4,000          19,229
 *Japan Metals & Chemicals Co., Ltd....................     201,000         186,567
 Japan Oil Transportation Co., Ltd.....................      45,000          70,928
 Japan Paperboard Industries Co., Ltd., Tokyo..........     127,000         231,313
 Japan Pulp and Paper Co., Ltd.........................      99,000         302,548
 *Japan Steel Works, Ltd...............................     338,000         272,294
 Japan Storage Battery Co., Ltd........................      63,000         179,291
 Japan Transcity Corp..................................      90,000         150,525
 Japan Vilene Co., Ltd.................................     101,000         203,415
 Japan Wool Textile Co., Ltd...........................      86,000         314,028
 Jastec Co., Ltd.......................................       3,000          85,902
 Jeol, Ltd.............................................      97,000         458,669
 *Joban Kosan Co., Ltd.................................     101,000         121,165
 Joint Corp............................................       5,000         102,890
 Joshin Denki Co., Ltd.................................      98,000         235,989
 *Jsp Corp.............................................       4,000          19,229
 *Jujiya Co., Ltd......................................     161,000          53,573
 Juken Sangyo Co., Ltd.................................      86,000         436,777
 Juki Corp.............................................     153,000         542,601
 K.R.S.Corp............................................       2,000          19,264
 *Kabuki-Za Co., Ltd...................................       5,000         166,375
 Kaga Electronics Co., Ltd.............................      19,000         218,783
 Kagawa Bank, Ltd......................................      68,350         359,107
 Kahma Co., Ltd........................................      46,000         207,443
 *Kakuei (L.) Corp.....................................     100,000             876
 Kamei Corp............................................      59,000         262,452
 Kanaden Corp..........................................      50,000         183,888
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         405,867
 Kanamoto Co., Ltd.....................................      24,000          94,151
 *Kanematsu Corp.......................................     249,500         297,128
 Kanematsu Electronics, Ltd............................      38,000         146,743
 *Kanematsu-NNK Corp...................................      60,000          71,454
 *Kansai Kisen Kaisha..................................     184,000          69,282
 Kanto Auto Works, Ltd., Yokosuka......................      74,000         376,480
 Kanto Bank, Ltd.......................................      13,400         157,233
 Kanto Denka Kogyo Co., Ltd............................      83,000         255,832
 Kanto Natural Gas Development Co., Ltd................     104,000         471,734
 *Kanto Special Steel Works, Ltd.......................      84,000          44,133
 Kasei (C.I.) Co., Ltd.................................      46,000         125,271
 Kasumi Co., Ltd.......................................     132,000         497,023
 Katakura Chikkarin Co., Ltd...........................      17,000          50,613
 Katakura Industries Co., Ltd..........................      49,000         207,242
                                                            SHARES            VALUE
                                                            ------            -----

 *Kato Sangyo Co., Ltd.................................      17,000    $     95,271
 *Kato Spring Works Co., Ltd...........................       8,000          18,914
 Kato Works Co., Ltd...................................      82,000          95,499
 Katsumura Construction Co., Ltd.......................      48,600          49,792
 Kawada Industries, Inc................................      76,000         135,096
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000         111,830
 *Kawashima Textile Manufacturers, Ltd.................     126,000         141,226
 *Kawasho Corp.........................................     222,000         204,116
 Kawasho Gecoss Corp...................................      52,000         122,942
 *Kawasumi Laboratories, Inc...........................      11,000         103,546
 Kayaba Industry Co., Ltd..............................     321,000         486,278
 Keihin Co., Ltd.......................................     100,000         119,965
 Keiyo Co., Ltd........................................     104,900         423,458
 Kentucky Fried Chicken Japan Ltd......................      10,000         134,851
 Key Coffee, Inc.......................................      16,000         184,238
 *Kimmon Manufacturing Co., Ltd........................      41,000          39,851
 Kimura Chemical Plants Co., Ltd.......................      27,000          41,611
 *Kinki Nippon Tourist Co., Ltd........................     133,000         308,625
 Kinki Sharyo Co., Ltd., Nagaokakyo....................     101,000         110,552
 Kinseki, Ltd..........................................      56,000         505,079
 *Kinsho-Mataichi Corp.................................      42,000          34,571
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          55,236
 Kioritz Corp..........................................      96,000         105,079
 Kishu Paper Co., Ltd..................................      63,000          88,266
 Kitagawa Iron Works Co., Ltd..........................     124,000         129,212
 Kita-Nippon Bank, Ltd.................................       6,806         339,108
 Kitano Construction Corp..............................     116,000         211,278
 Kitz Corp.............................................     234,000         305,306
 Koa Oil Co., Ltd......................................     132,000         290,123
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         225,394
 *Kobe Kiito Co., Ltd..................................      53,000          17,172
 *Koito Industries, Ltd................................       8,000          19,545
 *Kokune Corp..........................................      42,000          25,744
 Kokusai Kogyo Co., Ltd................................      60,000         262,697
 Komai Tekko, Inc......................................      53,000         114,168
 *Komatsu Construction Co., Ltd........................      29,000          32,250
 *Komatsu Electronics Metals Co., Ltd..................      13,000          80,823
 *Komatsu Forklift Co., Ltd............................     153,000         200,963
 Komatsu Seiren Co., Ltd...............................      75,000         172,067
 Komatsu Zenoah Co.....................................      73,000         145,744
 Konishi Co., Ltd......................................      16,000         128,196
 *Kosaido Co., Ltd.....................................      10,000          87,040
 *Kosei Securities Co., Ltd............................     137,000         208,739
 Krosaki Corp..........................................      96,000         114,326
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         209,002
 Kurabo Industries, Ltd................................     374,000         537,093
 Kuraya Sanseido, Inc..................................      56,950         455,799
 Kurimoto, Ltd.........................................     116,000         223,468
 Kyodo Printing Co., Ltd...............................      75,000         198,336
 Kyodo Shiryo Co., Ltd.................................     145,000         133,319
 Kyoei Sangyo Co., Ltd.................................      23,000          66,664
 Kyoei Tanker Co., Ltd.................................      53,000          47,338
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         137,840
 Kyokuyo Co., Ltd......................................     167,000         204,728
 *Kyoritsu Maintenance Co., Ltd........................       3,000          49,912
 Kyosan Electric Manufacturing Co., Ltd................      94,000         186,848
 Kyowa Leather Cloth Co., Ltd..........................      32,000         130,858
 Kyudenko Corp.........................................      68,000         203,047

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Kyushu Bank, Ltd......................................     146,000    $    402,714
 *Laox Co., Ltd........................................      21,000          75,394
 Life Corp.............................................      83,000         465,149
 MR Max Corp...........................................      56,300         154,307
 Maeda Road Construction Co., Ltd......................      20,000          81,436
 Maezawa Industries, Inc...............................      18,700         109,711
 *Maezawa Kaisei Industries Co., Ltd...................       7,600          73,205
 Magara Construction Co., Ltd..........................      61,000          69,974
 *Mars Engineering Corp................................       5,000         143,170
 *Marubun Corp.........................................       9,000          98,511
 Marudai Food Co., Ltd.................................     232,000         280,350
 Maruei Department Store Co., Ltd......................      72,000         141,226
 Maruetsu, Inc.........................................     106,000         277,531
 Maruha Corp...........................................     434,000         490,245
 Marusan Securities Co., Ltd...........................      67,000         274,571
 Maruwn Corp...........................................      44,000          73,205
 Maruyama Manufacturing Co., Inc.......................      73,000          83,739
 Maruzen Co., Ltd......................................     179,000         496,874
 Maruzen Showa Unyu Co., Ltd...........................     175,000         301,883
 Maspro Denkoh Corp....................................      16,000         142,907
 *Matsuda Sangyo Co., Ltd..............................       4,000          73,905
 Matsui Construction Co., Ltd..........................      40,000         104,378
 Matsuo Bridge Co., Ltd................................      37,000          66,743
 Matsuya Co., Ltd......................................      74,000         226,795
 *Matsuya Foods Co., Ltd...............................       8,000         121,891
 Matsuzakaya Co., Ltd..................................     123,000         281,112
 Meiden Engineering Co., Ltd...........................      31,000         154,186
 *Meidensha Corp.......................................     183,000         294,851
 Meiji Shipping Co., Ltd...............................      47,000          65,849
 Meiko National Securities Co., Ltd....................      99,000         175,114
 *Meisei Industrial Co., Ltd...........................      29,000          28,949
 Meito Sangyo Co., Ltd.................................      38,000         376,007
 *Meito Transportation Co., Ltd........................       5,000          42,732
 *Meiwa Trading Co., Ltd...............................      55,000          44,308
 Mercian Corp..........................................     109,000         244,343
 Mimasu Semiconductor Industry Co., Ltd................      17,000         147,671
 *Miroku Jyoho Service Co., Ltd........................       3,000          21,778
 Misawa Homes Co., Ltd.................................     108,000         286,550
 Misawa Resort Co., Ltd................................      40,000          83,362
 *Misawavan Corp.......................................      43,000         176,970
 *Mito Securities Co., Ltd.............................      35,000          79,685
 Mitsuba Corp..........................................      67,000         233,503
 Mitsubishi Cable Industries, Ltd......................     270,000         631,261
 Mitsubishi Chemical Corp..............................         250             659
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         180,315
 Mitsubishi Pencil Co., Ltd............................      61,000         392,601
 *Mitsubishi Plastics, Inc.............................     310,000         507,618
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         189,562
 *Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         194,956
 Mitsuboshi Belting, Ltd...............................     153,000         361,734
 *Mitsui Construction Co., Ltd.........................     314,000         164,974
 Mitsui Home Co., Ltd..................................      55,000         199,869
 Mitsui Matsushima Co., Ltd............................      90,000         115,849
 *Mitsui Mining Co., Ltd...............................     225,000         169,440
 Mitsui Sugar Co., Ltd.................................     116,000         206,200
 *Mitsui Wood Systems, Inc.............................      41,500          33,433
 Mitsui-Soko Co., Ltd..................................     115,000         216,506
 *Mitsumura Printing Co., Ltd..........................       6,000          16,550
 Mitsuuroko Co., Ltd...................................      76,000         408,616
 Miura Co., Ltd........................................      31,000         428,897
                                                            SHARES            VALUE
                                                            ------            -----

 Miyaji Iron Works Co. Ltd.............................      90,000    $    139,492
 *Miyakoshi Corp.......................................      18,000           5,201
 Miyoshi Oil & Fat Co., Ltd............................     120,000         220,665
 Miyuki Keori Co., Ltd.................................      50,000         176,445
 Mizuno Corp...........................................     120,000         335,201
 Morinaga & Co., Ltd...................................     220,000         452,714
 *Morishita Jinton Co., Ltd............................       2,000          32,925
 Morita Corp...........................................      72,000         154,466
 Morozoff, Ltd., Osaka.................................      50,000          89,755
 Mory Industries, Inc..................................      66,000         123,100
 Mos Food Services, Inc................................      29,000         228,292
 *Mutoh Industries, Ltd................................      61,000         149,028
 Mutow Co., Ltd........................................      38,000         183,012
 *Myojo Foods Co., Ltd.................................      25,000          47,067
 NOF Corp..............................................      54,000         110,648
 *Nabco, Ltd...........................................     120,000         152,364
 Nachi-Fujikoshi Corp..................................     188,000         266,690
 Nagano Bank, Ltd......................................      63,000         246,042
 *Nagano Japan Radio Co., Ltd..........................       6,000          26,217
 Nagatanien Co., Ltd...................................      32,000         218,844
 *Naigai Co., Ltd......................................     109,000          72,539
 Nakabayashi Co., Ltd..................................      92,000         197,373
 Nakamuraya Co., Ltd...................................      85,000         203,940
 *Nakano Corp..........................................      66,000          41,033
 Nakayama Steel Works, Ltd.............................     206,000         223,678
 Nemic-Lambda KK.......................................       3,484          72,609
 Neturen Co., Ltd., Tokyo..............................      67,000         164,273
 Nichia Steel Works, Ltd...............................      64,900         154,010
 Nichias Corp..........................................     237,000         645,420
 Nichiban Co., Ltd.....................................      58,000         156,935
 *Nichiboshin, Ltd.....................................     119,000           1,042
 Nichiha Corp..........................................      27,000         144,457
 Nichimen Corp.........................................     190,000         183,012
 Nichimo Co., Ltd......................................      54,000          54,851
 *Nichimo Corp.........................................      85,000          50,613
 Nichireki Co., Ltd....................................      44,000         164,904
 Nichiro Corp..........................................     289,000         604,825
 *Nidec Tosok Corp.....................................       3,000          20,963
 *Nihon Kentetsu Co., Ltd..............................      27,000          51,068
 Nihon Kohden Corp.....................................      85,000         219,571
 Nihon Matai Co., Ltd..................................      50,000          93,257
 Nihon Nohyaku Co., Ltd................................     103,000         178,581
 Nihon Nosan Kogyo KK..................................     201,000         299,212
 Nihon Parkerizing Co., Ltd............................      92,000         266,655
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          87,285
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          75,088
 *Niigata Chuo Bank, Ltd...............................     130,000               0
 *Niigata Engineering Co., Ltd.........................     586,000         364,326
 Nikken Chemicals Co., Ltd.............................     130,000         369,965
 Nikkiso Co., Ltd......................................      61,000         259,063
 Nikko Co., Ltd., Akashi...............................      65,000         140,017
 *Nippei Toyama Corp...................................      10,000          14,974
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         313,266
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          85,788
 *Nippon Carbon Co., Ltd...............................     177,000         134,842
 *Nippon Ceramic Co., Ltd..............................       4,000          75,131
 Nippon Chemical Industrial Co., Ltd...................     131,000         418,695
 Nippon Chemi-Con Corp.................................     103,000         704,404
 *Nippon Chemiphar Co., Ltd............................      49,000          98,257
 Nippon Chutetsukan KK.................................      44,000          74,361

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
                                                            SHARES            VALUE
                                                            ------            -----
 *Nippon Columbia Co., Ltd.............................      99,000    $    148,240
 *Nippon Concrete Industries Co., Ltd..................      65,000          51,795
 Nippon Conlux Co., Ltd................................      63,000         301,208
 *Nippon Conveyor Co., Ltd.............................      43,000          27,110
 Nippon Denko Co., Ltd.................................     159,000         213,021
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         332,714
 Nippon Felt Co., Ltd..................................      28,000          82,627
 Nippon Fine Chemical Co., Ltd.........................      23,000          81,567
 Nippon Flour Mills Co., Ltd...........................     147,000         315,368
 *Nippon Formula Feed Manufacturing Co., Ltd...........     100,000         100,700
 Nippon Gas Co., Ltd...................................      62,000         333,888
 Nippon Hume Pipe Co., Ltd.............................      43,000          72,671
 *Nippon Kasei Chemical Co., Ltd.......................     113,000         136,550
 *Nippon Kinzoku Co., Ltd..............................      93,000          65,149
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         256,970
 *Nippon Kokan Koji Corp...............................       7,000          20,841
 Nippon Konpo Unyu Soko Co., Ltd.......................      59,000         374,562
 *Nippon Koshuha Steel Co., Ltd........................     151,000         105,779
 *Nippon Lace Co., Ltd.................................      26,000          20,490
 Nippon Light Metal Co., Ltd...........................     243,000         185,123
 *Nippon Metal Industry Co., Ltd.......................     282,000         170,385
 Nippon Pipe Manufacturing Co., Ltd....................      35,000         108,494
 *Nippon Piston Ring Co., Ltd..........................     133,000          96,664
 Nippon Road Co., Ltd..................................     147,000         194,369
 *Nippon Seiki Co., Ltd................................      25,000         120,403
 Nippon Seisen Co., Ltd................................      39,000          67,618
 Nippon Sharyo, Ltd....................................     122,000         202,977
 Nippon Shinyaku Co., Ltd..............................      59,000         499,588
 Nippon Signal Co., Ltd................................     109,000         348,380
 Nippon Soda Co., Ltd..................................     129,000         321,935
 *Nippon Steel Chemical Co., Ltd.......................     241,000         400,963
 Nippon Suisan Kaisha, Ltd.............................     246,000         383,432
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         179,685
 *Nippon Typewriter Co., Ltd...........................      11,000          32,750
 Nippon Valqua Industries, Ltd.........................     119,000         152,137
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000         123,415
 Nippon Yusoki Co., Ltd................................      49,000          73,800
 *Nishimatsuya Chain Co., Ltd..........................       7,000          99,912
 *Nissan Construction Co., Ltd.........................     128,000          82,942
 *Nissan Diesel Motor Co., Ltd.........................     214,000         178,021
 *Nissan Shatai Co., Ltd...............................     251,000         309,904
 *Nisseki House Industry Co., Ltd......................     260,000         261,821
 Nissha Printing Co., Ltd..............................      81,000         413,511
 *Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         265,534
 Nisshin Oil Mills, Ltd................................     122,000         306,602
 Nissin Corp...........................................     150,000         241,681
 Nissin Electric Co., Ltd..............................     187,000         361,883
 *Nissin Kogyo Co., Ltd................................       6,000          89,317
 Nitsuko Corp..........................................      75,000         334,939
 Nitta Corp............................................      24,000         247,986
 Nittetsu Mining Co., Ltd..............................     147,000         297,347
 Nitto Boseki Co., Ltd.................................     225,000         269,921
 Nitto Construction Co., Ltd...........................      19,000          32,443
 Nitto Electric Works, Ltd.............................      67,000         504,553
 Nitto Flour Milling Co., Ltd..........................      54,000          98,827
 Nitto Seiko Co., Ltd..................................      56,000          85,814
 *Nitto Seimo Co., Ltd.................................      32,000          20,736
 Nittoc Construction Co., Ltd..........................      61,000          79,054
 Nohmi Bosai, Ltd......................................      59,000         196,839
                                                            SHARES            VALUE
                                                            ------            -----

 *Nomura Co., Ltd......................................       6,000    $     15,762
 O-M, Ltd..............................................      46,000          46,322
 *OKK Corp.............................................     101,000         102,592
 Obayashi Road Corp....................................      65,000         133,757
 Odakyu Construction Co., Ltd..........................      29,000          60,946
 Odakyu Real Estate Co., Ltd...........................      58,000          96,497
 Ohki Corp.............................................      73,000         146,383
 *Ohkura Electric Co., Ltd.............................      34,000          43,170
 *Ohtsu Tire & Rubber Co., Ltd.........................      65,000         105,298
 Oiles Corp............................................      18,000         264,010
 Okabe Co., Ltd........................................      39,000         103,476
 Okamoto Industries, Inc...............................     127,000         270,236
 Okamura Corp..........................................     197,000         931,523
 Oki Electric Cable Co., Ltd...........................      56,000         132,399
 *Okinawa Electric Power Co., Ltd......................       6,000         103,503
 *Okuma and Howa Machinery, Ltd........................      69,000         101,506
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         273,205
 *Olympic Corp.........................................      10,000         192,644
 *Ono Sokki Co., Ltd...................................      43,000          64,010
 *Optec Dai-Ichi Denko Co., Ltd........................     116,333          82,513
 Organo Corp...........................................     101,000         359,956
 Oriental Construction Co., Ltd........................      39,000         123,967
 *Oriental Yeast Co., Ltd..............................      16,000          62,907
 Origin Electric Co., Ltd..............................      54,000         297,898
 Osaka Oxygen Industries, Ltd..........................     190,000         374,343
 Osaka Steel Co., Ltd..................................      38,000         141,419
 Osaki Electric Co., Ltd...............................      56,000         306,970
 Oyo Corp..............................................      29,000         307,268
 P.S.C. Corp...........................................      35,000         102,977
 *PCA Corp.............................................       3,000          33,625
 Pacific Industrial Co., Ltd...........................      78,000         172,119
 *Pacific Metals Co., Ltd..............................     299,000         500,079
 Parco Co., Ltd........................................      82,000         219,002
 *Pasco Corp...........................................      68,500         215,937
 Penta-Ocean Construction Co., Ltd.....................      72,000          83,853
 Pigeon Corp...........................................      18,000         119,790
 Pilot Corp............................................      32,000         140,105
 *Pokka Corp...........................................      48,000         168,126
 *Press Kogyo Co., Ltd.................................     143,000          76,384
 *Prima Meat Packers, Ltd..............................     230,000         211,471
 *Pulstec Industrial Co., Ltd..........................       6,000          87,215
 Raito Kogyo Co., Ltd..................................      47,800         159,054
 Rasa Industries, Ltd..................................     119,000         245,919
 Rengo Co., Ltd........................................         800           2,949
 *Renown Look, Inc.....................................      50,000          91,944
 *Renown, Inc..........................................     402,000         369,615
 Rheon Automatic Machinery Co., Ltd....................      40,000         122,592
 *Rhythm Watch Co., Ltd................................     344,000         487,986
 *Ricoh Elemex Corp....................................      11,000          60,683
 *Ricoh Leasing Co., Ltd...............................       4,000          64,799
 *Right ON Co., Ltd....................................       5,000          72,154
 Riken Corp............................................     193,000         366,734
 Riken Keiki Co., Ltd..................................      33,000         124,256
 Riken Vinyl Industry Co., Ltd.........................     123,000         327,425
 *Riken Vitamin Co., Ltd...............................      10,000         113,835
 Rohto Pharmaceutical Co., Ltd.........................      57,000         718,739
 Royal Co., Ltd........................................      35,000         292,075
 *Ryobi, Ltd...........................................     238,000         285,517
 Ryoden Trading Co., Ltd...............................      80,000         220,665
 Ryoyo Electro Corp....................................      45,000         520,140
 S.T. Chemical Co., Ltd................................      48,000         269,002

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 SMK Corp..............................................     127,000    $    583,844
 *SPC Electronic Corp..................................       9,000          77,233
 *SRL, Inc.............................................      23,000         192,741
 SXL Corp..............................................     148,000         301,961
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          72,119
 Sagami Chain Co., Ltd.................................      20,000         152,014
 Sagami Co., Ltd.......................................      60,000         181,261
 *Sailor Pen Co., Ltd..................................      16,000          75,937
 Sakai Chemical Industry Co., Ltd......................     184,000       1,168,126
 Sakai Heavy Industries, Ltd...........................      60,000         109,282
 *Sakai Ovex Co., Ltd..................................      85,000          56,567
 Sakata Inx Corp.......................................      92,000         227,180
 *Sakurada Co., Ltd....................................      38,000          30,613
 San-Ai Oil Co., Ltd...................................     118,000         304,816
 Sankei Building Co., Ltd..............................      97,000         306,629
 Sanki Engineering Co., Ltd............................      76,000         330,087
 *Sanko Co., Ltd.......................................       2,000          15,797
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          52,014
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         198,047
 Sankyo Seiko Co., Ltd.................................      86,000         183,748
 *Sankyu, Inc., Tokyo..................................     302,000         240,648
 Sanoh Industrial Co., Ltd.............................      32,000         136,743
 Sanshin Electronics Co., Ltd..........................      51,000         275,096
 *Sansui Electric Co., Ltd.............................     353,000          21,637
 *Sanwa Electric Co., Ltd..............................      17,000          35,727
 *Sanyo Denki Co., Ltd.................................      36,000         167,075
 Sanyo Industries, Ltd., Tokyo.........................      48,000         146,270
 Sanyo Shokai, Ltd.....................................     113,000         271,121
 Sanyo Special Steel Co., Ltd..........................     339,000         409,650
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............     257,000         150,779
 Sata Construction Co., Ltd., Gumma....................      61,000          59,825
 *Sato Kogyo Co., Ltd..................................      34,000          13,695
 Sato Shoji Corp.......................................      31,000          99,623
 Satori Electric Co., Ltd..............................       2,000          19,790
 Sawafugji Electric Co., Ltd...........................      31,000          53,476
 Seika Corp............................................     145,000         190,455
 *Seikitokyu Kogyo Co., Ltd............................      86,000          54,974
 *Seiko Corp...........................................      45,150         158,144
 Seiren Co., Ltd.......................................      81,000         200,017
 Seiyo Food Systems, Inc...............................     137,000         386,287
 Sekisui Jushi Co., Ltd................................      85,000         256,786
 Sekisui Plastics Co., Ltd.............................     150,000         240,368
 Senko Co., Ltd........................................     205,000         362,609
 Senshukai Co., Ltd....................................      40,000         195,096
 *Setouchi Bank, Ltd...................................      11,000          40,937
 Shibaura Engineering Works Co., Ltd...................      45,000         210,026
 Shibusawa Warehouse Co., Ltd..........................     119,000         239,667
 Shibuya Kogyo Co., Ltd................................      54,000         399,562
 *Shikibo, Ltd.........................................     155,000          88,222
 Shikoku Chemicals Corp................................      89,000         293,809
 Shimizu Bank, Ltd.....................................       8,900         329,658
 *Shimura Kako Co., Ltd................................      55,000         221,541
 Shin Nippon Air Technologies Co., Ltd.................      37,180         120,461
 Shinagawa Fuel Co., Ltd...............................     160,000         484,763
 Shinagawa Refractories Co., Ltd.......................     116,000         189,947
 Shindengen Electric Manufacturing Co., Ltd............      68,000         359,650
 Shin-Etsu Polymer Co., Ltd............................      68,000         370,368
 *Shinko Electric Co., Ltd.............................     257,000         351,068
                                                            SHARES            VALUE
                                                            ------            -----

 Shinko Shoji Co., Ltd.................................      41,000    $    251,313
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         285,989
 *Shinmaywa Industries, Ltd............................     168,000         250,087
 *Shinsho Corp.........................................     110,000         125,219
 *Shintom Co., Ltd.....................................     178,000          35,849
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         127,128
 Shinyei Kaisha........................................      54,000          65,254
 Shiroki Co., Ltd......................................     132,000         218,459
 Sho-Bond Corp.........................................      24,100         331,322
 *Shobunsha Publications, Inc..........................      12,000         130,088
 *Shochiku Co., Ltd....................................      99,000         425,648
 *Shoei Co., Ltd.......................................       6,000          52,014
 Shoko Co., Ltd........................................     156,000         177,583
 *Shokusan Bank, Ltd...................................      28,000          98,074
 *Shokusan Jutaku Sogo Co., Ltd........................     207,000         105,131
 *Showa Aluminum Corp..................................     181,000         242,496
 Showa Corp............................................     117,000         631,103
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......     313,000         444,010
 Showa Highpolymer Co., Ltd............................      79,000         231,051
 *Showa Mining Co., Ltd................................       8,000          16,112
 Showa Sangyo Co., Ltd.................................     160,000         252,189
 *Silver Seiko, Ltd....................................      87,000          73,897
 Sintokogio, Ltd., Nagoya..............................     108,000         218,459
 *Snow Brand Seed Co., Ltd.............................       4,000          16,147
 Soda Nikka Co., Ltd...................................      35,000          53,940
 *Sodick Co., Ltd......................................      15,000          54,641
 *Sokkisha Co., Ltd....................................      40,000          54,291
 *Sonton Food Industry Co., Ltd........................      10,000          75,306
 Sotetsu Rosen Co., Ltd................................      42,000         176,532
 Star Micronics Co., Ltd...............................      84,000         919,439
 Subaru Enterprise Co., Ltd............................      36,000         105,289
 *Suminoe Textile Co., Ltd.............................     142,000         149,212
 *Sumitomo Coal Mining Co., Ltd........................     181,000          96,681
 *Sumitomo Construction Co., Ltd.......................     320,000         182,137
 Sumitomo Corporation's Leasing, Ltd...................      38,000         316,112
 Sumitomo Densetsu Co., Ltd............................      50,700         224,199
 *Sumitomo Light Metal Industries, Ltd.................     493,000         315,140
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         202,855
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         215,254
 Sumitomo Warehouse Co., Ltd...........................     126,000         316,655
 Sun Wave Corp.........................................      88,000         134,851
 Sun-S, Inc............................................      38,300         285,070
 SunTelephone Co., Ltd.................................      65,000         134,326
 *Suruga Corp..........................................       5,000          59,107
 *Suzutan Co., Ltd.....................................      62,000          48,862
 *T.Hasegawa Co., Ltd..................................       9,000         141,856
 TYK Corp..............................................      67,000          99,151
 Tabai Espec Corp......................................      34,000         294,746
 *Tachihi Enterprise Co., Ltd..........................       5,000          83,187
 *Tachikawa Corp.......................................       4,000          22,837
 Tachi-S Co., Ltd......................................       2,000           8,844
 Tadano, Ltd...........................................     127,000         185,718
 Taihei Dengyo Kaisha, Ltd.............................      66,000         143,327
 Taihei Kogyo Co., Ltd.................................     114,000         121,786
 *Taiheiyo Kaiun Co., Ltd..............................      72,000          28,371
 Taiheiyo Kouhatsu, Inc................................      90,000          90,630
 *Taiho Kogyo Co., Ltd.................................      10,000          77,846
 Taikisha, Ltd.........................................      97,000         605,613

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Taisei Fire & Marine Insurance Co., Ltd...............     118,000    $    325,482
 *Taisei Prefab Construction Co., Ltd..................     134,000         118,511
 Taisei Rotec Corp.....................................     127,000         166,813
 Taito Co., Ltd........................................      70,000         137,916
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         424,588
 Takada Kiko Co., Ltd..................................      31,000         109,939
 *Takagi Securities Co., Ltd...........................      34,000         113,135
 *Takamatsu Corp.......................................       6,500          70,578
 *Takano Co., Ltd......................................       7,000          78,459
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......     156,000         177,583
 *Taka-Q Co., Ltd......................................      69,500          54,772
 *Takara Co., Ltd......................................      39,000         153,678
 *Takara Printing Co., Ltd.............................       6,000          43,398
 *Takarabune Corp......................................      52,000          40,070
 Takasago International Corp...........................      91,000         320,333
 *Takasaki Paper Manufacturing Co., Ltd................     157,000         104,483
 *Takashima & Co., Ltd.................................      60,000          56,217
 Takiron Co., Ltd......................................     140,000         419,264
 Tamura Corp...........................................      65,000         220,271
 *Tamura Electric Works, Ltd...........................      74,000         136,077
 Tasaki Shinju Co., Ltd................................      53,000         190,280
 *Tateho Chemical Industries Co., Ltd..................      26,500          38,984
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         145,727
 Tayca Corp............................................      74,000         150,981
 Teac Corp.............................................     109,000         292,066
 *Techno Ryowa, Ltd....................................       3,400          14,886
 *Tecmo, Ltd...........................................       7,000          49,037
 Teijin Seiki Co., Ltd.................................     138,000         290,017
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         205,455
 Teikoku Sen-I Co., Ltd................................      39,000          58,056
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         194,965
 Teisan KK.............................................     219,000       1,173,625
 Tekken Corp...........................................     274,000         239,930
 Ten Allied Co., Ltd...................................      37,000         123,765
 Tenma Corp............................................      29,000         259,019
 *Teraoka Seisakusho Co., Ltd..........................       4,000          23,818
 *Tesac Corp...........................................      92,000          33,835
 Tetra Co., Ltd., Tokyo................................      41,000          73,599
 The Daito Bank, Ltd...................................      81,000         231,226
 *Tigers Polymer Corp..................................       4,000          18,389
 *Titan Kogyo KK.......................................      36,000          46,025
 Toa Corp..............................................     181,000         206,042
 Toa Doro Kogyo Co., Ltd...............................      85,000         145,140
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          37,075
 *Tobishima Corp.......................................     100,000          41,156
 *Tobu Store Co., Ltd..................................      71,000         105,070
 Tochigi Bank, Ltd.....................................      60,000         363,047
 Tochigi Fuji Industrial Co., Ltd......................      51,000          85,744
 Toda Kogyo Corp.......................................      88,000         362,172
 Todentu Corp..........................................      57,000         152,233
 Toenec Corp...........................................      80,000         304,728
 Toho Real Estate Co., Ltd.............................      98,000         314,080
 *Toho Titanium Co., Ltd...............................       6,000          30,000
 Toho Zinc Co., Ltd....................................     205,000         353,634
 *Tohoku Bank..........................................      44,000          86,305
 *Tohpe Corp...........................................      36,000          38,144
                                                            SHARES            VALUE
                                                            ------            -----

 Tohto Suisan Co., Ltd.................................      54,000    $    110,175
 Tokai Carbon Co., Ltd.................................     186,000         377,863
 Tokai Corp............................................     108,000         572,154
 *Tokai Kanko Co., Ltd.................................     198,000          91,891
 Tokai Pulp Co., Ltd...................................      88,000         294,361
 Tokai Rika Co., Ltd...................................      61,000         427,855
 *Tokai Senko KK, Nagoya...............................      47,000          39,098
 Tokai Tokyo Securities Co., Ltd.......................     366,250         776,116
 Tokico, Ltd...........................................     189,000         306,173
 *Tokimec, Inc.........................................     119,000         122,960
 Tokin Corp............................................      53,000         617,250
 Toko Electric Corp....................................      39,000          99,037
 Toko, Inc.............................................      81,000         392,233
 Tokushima Bank, Ltd...................................      61,200         371,380
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         417,855
 Tokyo Denki Komusho Co., Ltd..........................      57,000         178,686
 *Tokyo Denpa Co., Ltd.................................       3,000          78,809
 Tokyo Kikai Seisakusho, Ltd...........................      74,000         248,179
 *Tokyo Leasing Co., Ltd...............................      29,000         147,285
 *Tokyo Nissan Auto Sales Co., Ltd.....................      63,000         102,609
 Tokyo Rakutenchi Co., Ltd.............................      92,000         281,961
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         280,490
 Tokyo Sangyo Co., Ltd.................................      36,500          94,286
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         344,979
 Tokyo Tatemono Co., Ltd...............................     244,000         395,271
 *Tokyo Tekko Co., Ltd.................................      67,000          36,961
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         170,648
 *Tokyo Tungsten Corp..................................      10,000          77,058
 Tokyotokeiba Co., Ltd.................................     261,000         249,116
 *Tokyu Car Corp.......................................     213,000         126,830
 *Tokyu Construction Co., Ltd..........................     356,000         208,862
 *Tokyu Department Store Co., Ltd......................     266,000         174,693
 *Tokyu Hotel Chain Co., Ltd...........................     189,000         316,103
 *Tokyu Recreation Corp................................      18,000          94,571
 Tokyu Store Chain Corp................................     175,000         481,173
 *Tokyu Tourist Corp...................................      38,000          39,264
 Toli Corp.............................................     101,000         168,923
 *Tomen Corp...........................................     216,500         210,433
 *Tomen Electronics Corp...............................       3,000          94,571
 Tomoe Corp............................................      56,000          81,891
 *Tomoegawa Paper Co., Ltd.............................      55,000         155,079
 Tomoku Co., Ltd.......................................     185,000         312,653
 Tonami Transportation Co., Ltd........................     173,000         318,126
 Topcon Corp...........................................      68,000         186,970
 Topre Corp............................................      85,000         255,298
 Topy Industries, Ltd..................................     187,000         266,909
 Torigoe Co., Ltd......................................      21,000          59,764
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         181,261
 *Toshiba Chemical Corp................................       9,000          23,249
 Toshiba Engineering & Construction Co., Ltd...........     101,000         193,686
 *Toshiba Machine Co., Ltd.............................     294,000         983,432
 Toshiba Tungaloy Co., Ltd.............................     124,000         510,333
 Tosho Printing Co., Ltd...............................      94,000         167,916
 Tostem Corp...........................................      21,482         266,926
 *Tostem Viva Corp.....................................     119,000         338,660
 Totenko Co., Ltd......................................      35,000          91,024
 Totetsu Kogyo Co., Ltd................................      53,000          96,532
 Totoku Electric Co., Ltd., Tokyo......................      62,000         141,156

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Towa Real Estate Development Co., Ltd................     160,000    $     70,053
 *Toyo Bussan Co., Ltd.................................      11,000          54,711
 Toyo Chemical Co., Ltd................................      52,000         165,744
 Toyo Communication Equipment Co., Ltd.................      79,000         546,497
 Toyo Construction Co., Ltd............................     290,000         159,982
 *Toyo Electric Co., Ltd...............................      67,000          70,403
 *Toyo Engineering Corp................................     247,000         198,984
 *Toyo Kanetsu KK......................................     206,000         174,974
 Toyo Kohan Co., Ltd...................................     140,000         330,998
 Toyo Radiator Co., Ltd................................     104,000         369,737
 Toyo Securities Co., Ltd..............................     113,000         229,562
 *Toyo Shutter Co., Ltd................................      77,000          60,683
 *Toyo Sugar Refining Co., Ltd.........................      60,000          57,268
 *Toyo Tire & Rubber Co., Ltd..........................     173,000         198,450
 Toyo Umpanki Co., Ltd.................................     146,000         324,728
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         139,492
 Tsubaki Nakashima Co., Ltd............................      47,000         421,848
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          65,499
 *Tsudakoma Corp.......................................     101,000          98,170
 *Tsugami Corp.........................................     124,000         358,319
 *Tsukamoto Co., Ltd...................................      44,000          45,464
 Tsukishima Kikai Co., Ltd.............................      38,000         215,622
 *Tsumura & Co., Inc...................................     124,000         342,031
 Tsurumi Manufacturing Co., Ltd........................      42,000         188,669
 Tsutsumi Jewelry Co., Ltd.............................      16,900         229,526
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         170,972
 *Tsuzuki Denki Co., Ltd...............................       5,000          16,856
 U-Shin, Ltd...........................................      19,000          57,898
 *Ube Material Industries, Ltd.........................      16,000          15,832
 Uchida Yoko Co., Ltd..................................      72,000         373,240
 Ueki Corp.............................................      47,000          69,142
 Uniden Corp...........................................      42,000         199,334
 *Unimat Offisco Corp..................................       9,700          69,650
 *Unisia Jecs Corp.....................................     215,000         327,583
 *Unitika, Ltd.........................................     433,000         303,327
 *Utoc Corp............................................      38,000          43,257
 Wakachiku Construction Co., Ltd.......................     194,000         159,685
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         170,228
 *Warabeya Nichiyo Co., Ltd............................       6,000          47,811
 Yahagi Construction Co., Ltd..........................      59,000         183,406
 *Yahagi Corp..........................................      40,000               0
 *Yamaichi Electronics Co., Ltd........................       6,000          87,320
 Yamamura Glass Co., Ltd...............................     213,000         296,559
 *Yamatane Corp........................................     131,000         135,359
 Yamatane Securities Co., Ltd..........................     203,000         366,182
 *Yamato International, Inc............................      43,000          49,702
 Yamato Kogyo Co., Ltd.................................      73,000         240,350
 Yamaura Corp..........................................      19,000          56,235
                                                            SHARES            VALUE
                                                            ------            -----

 *Yamazen Co., Ltd.....................................     140,000    $    232,925
 Yaoko Co., Ltd........................................      16,000         158,599
 Yasuda Warehouse Co., Ltd.............................      18,000          55,954
 Yellow Hat, Ltd., Tokyo...............................      28,000         188,301
 Yokogawa Bridge Corp..................................      70,400         215,762
 *Yokohama Matsuzakaya, Ltd............................      27,000          18,441
 Yokohama Reito Co., Ltd...............................     111,000         579,299
 *Yokowo Co., Ltd......................................      12,000         193,345
 Yomeishu Seizo Co., Ltd...............................      46,000         279,947
 Yomiuri Land Co., Ltd.................................     157,000         457,802
 Yondenko Corp.........................................      58,800         191,538
 Yonekyu Corp..........................................      31,500         303,415
 Yorozu Corp...........................................      26,800          99,737
 Yoshihara Oil Mill, Ltd...............................      36,000          81,331
 Yoshimoto Kogyo Co., Ltd..............................      60,000         485,464
 Yuasa Corp............................................     161,000         300,289
 *Yuasa Trading Co., Ltd...............................     174,000         176,743
 *Yuken Kogyo Co., Ltd.................................      60,000          55,692
 *Yukiguni Maitake Co., Ltd............................      12,000          58,844
 Yurtec Corp...........................................      73,000         230,123
 Zenchiku Co., Ltd.....................................     126,000         188,669
 *Zensho Co., Ltd......................................       6,000          43,608
 *Zexel Corp...........................................     214,000         228,616
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $382,509,607)..................................                 175,460,622
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $20,865)......................................                      20,581
                                                                       ------------
TOTAL -- JAPAN
  (Cost $382,530,472)..................................                $175,481,203
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.63%,
   01/04/01 (Collateralized by U.S. Treasury Notes
   6.375%, 08/15/02, valued at $2,474,160) to be
   repurchased at $2,438,286.
   (Cost $2,436,000)...................................    $  2,436       2,436,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $384,966,472)+.................................                $177,917,203
                                                                       ============

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities.
   +  The cost for federal income tax purposes is $387,860,622.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2000
                                  (UNAUDITED)


                                                            SHARES            VALUE
                                                            ------            -----
AUSTRALIA -- (30.0%)
COMMON STOCKS -- (30.0%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $     10,409
 A.P. Eagers, Ltd......................................       21,077         43,332
 ARB Corporation, Ltd..................................       11,364         49,883
 Abigroup, Ltd.........................................      129,710        136,938
 *Access1, Ltd.........................................      144,021         12,004
 Adelaide Bank, Ltd....................................      116,153        338,834
 Adelaide Brighton, Ltd................................      572,818        127,313
 Adsteam Marine, Ltd...................................      160,973        210,193
 Adtrans Group Limited.................................       29,000         27,232
 *Airboss, Ltd.........................................       27,480          1,222
 *Allstate Explorations NL.............................       49,087          6,410
 Amalgamated Holdings, Ltd.............................      266,483        303,543
 *Amity Oil NL.........................................       43,079         17,234
 *An Feng Kingstream Steel, Ltd........................      764,927         76,505
 *Anaconda Nickel NL...................................      500,170        606,415
 *Anzoil NL............................................      123,126          3,079
 *Aquarius Platinum (Australia), Ltd...................       44,452        249,465
 *Ariadne Australia, Ltd...............................      270,353         53,328
 *Ashanti Goldfields Co., Ltd..........................       16,421         38,322
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         20,723
 Asia Pacific Specialty Chemicals, Ltd.................       88,182         19,109
 Atkins Carlyle, Ltd...................................       69,772         85,291
 *AuIron Energy, Ltd...................................      260,290        137,397
 *Auridiam Consolidated NL.............................       63,097          2,524
 *Aurora Gold, Ltd.....................................      226,812         26,466
 Ausdoc Group, Ltd.....................................      116,098        106,440
 *Ausdrill, Ltd........................................      103,961          9,820
 *Aussie Online, Ltd...................................      394,855          5,924
 *Austpac Resources NL.................................      355,118         20,719
 Australand Holdings, Ltd..............................      445,600        307,018
 Australian Hospital Care, Ltd.........................      215,500        164,046
 *Australian Magnesium Corp., Ltd......................       84,257        135,535
 *Australian Oil & Gas Corp., Ltd......................       96,119         92,396
 Australian Pharmaceutical Industries, Ltd.............      287,700        380,465
 Australian Provincial Newspaper Holdings, Ltd.........      380,974        920,835
 *Australian Resources, Ltd............................      141,446         18,077
 Autron Corporation, Ltd...............................      223,118         49,590
 *Avatar Industries, Ltd...............................      229,505         24,867
 Bank of Queensland, Ltd...............................      128,108        419,265
 *Beach Petroleum NL...................................      371,700          8,674
 *Beaconsfield Gold NL.................................       89,078         18,561
 Bendigo Bank, Ltd.....................................      150,037        451,851
 *Bendigo Mining NL....................................      849,735         70,823
 *Beyond International, Ltd............................       61,256         23,826
 *Biota Holdings, Ltd..................................       97,808        192,930
 *Biotech International, Ltd...........................      149,379         22,825
 *Black Range Minerals NL..............................      169,951         17,942
 Blackmores, Ltd.......................................       27,894        101,055
 *Bligh Oil & Minerals.................................       29,422          1,798
 *Bligh Oil & Minerals NL Issue 00.....................       58,844          5,395
 *Boulder Group NL.....................................       78,500          6,543
 *Bourse Data, Ltd.....................................       30,700          6,823
 Brandrill, Ltd........................................       96,616        128,842

                                                            SHARES            VALUE
                                                            ------            -----

 Bridgestone Australia, Ltd............................       49,000   $     31,311
 Bristile, Ltd.........................................       81,032         53,580
 Buderim Ginger, Ltd...................................        7,889          2,104
 *Burns, Philp & Co., Ltd..............................      651,721        188,305
 CI Technologies Group, Ltd............................      109,822        191,609
 Caltex Australia, Ltd.................................      407,700        475,727
 Campbell Brothers, Ltd................................       61,413        158,676
 *Cape Range, Ltd......................................      430,495         62,193
 Capral Aluminium, Ltd.................................      379,330        488,993
 *Carrington Cotton Corp., Ltd.........................       22,200         51,932
 Casinos Austria International, Ltd....................      258,299        106,207
 Cedar Woods Properties, Ltd...........................       50,913         14,145
 *Centamin Egypt, Ltd..................................      261,882          9,749
 *Centaur Mining & Exploration, Ltd....................       62,058         13,103
 Central Equity, Ltd...................................      123,243        135,589
 Central Norseman Gold Corp., Ltd......................      409,800         63,757
 Centro Properties, Ltd................................      261,514        428,661
 *Charter Pacific Corp., Ltd...........................       72,823         28,729
 *Circadian Technologies, Ltd..........................       40,370         72,005
 *Cityview Energy Corp., Ltd...........................       52,581         26,003
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      163,017          9,511
 Clough, Ltd...........................................      403,574        132,304
 Coal & Allied Industries, Ltd.........................       11,250        115,644
 Coates Hire, Ltd......................................      258,842        149,577
 *Comet Resources NL...................................       83,600         19,510
 Consolidated Manufacturing Industries, Ltd............       32,784         20,038
 *Consolidated Minerals, Ltd...........................      123,800         28,891
 Consolidated Paper Industries, Ltd....................       66,203         62,535
 Consolidated Rutile, Ltd..............................      333,372        135,223
 *Coolgardie Gold NL...................................      222,685          5,321
 *Coplex Resources NL..................................      231,400         11,572
 Corporate Express Australia, Ltd......................      176,355        808,424
 Coventry Group, Ltd...................................       63,616        122,657
 Crane (G.E) Holdings, Ltd.............................       93,097        346,584
 *Croesus Mining NL....................................       97,100         20,772
 *Cudgen RZ, Ltd.......................................       36,650          3,869
 *DC International, Ltd................................      299,350          6,820
 *DJL, Ltd.............................................      277,900          1,544
 *Dalrymple Resources NL...............................       62,885         17,471
 Danks Holdings, Ltd...................................       10,425         45,182
 *Davnet Limited.......................................      402,200        106,153
 Delfin Property Group, Ltd............................       26,361         85,687
 *Delta Gold NL........................................      442,483        282,743
 *Denehurst, Ltd.......................................       95,000          3,853
 *Devex, Ltd...........................................      205,364         61,619
 *Devine, Ltd..........................................       44,183          3,314
 *Diamin Resources NL..................................      212,131         34,182
 Dollar Sweets Holdings, Ltd...........................      135,021         72,773
 *Dominion Mining, Ltd.................................      168,015         34,542
 *Durban Roodepoort Deep, Ltd..........................       18,619         10,346
 *Easycall Communications (Philippines), Ltd...........      177,300         19,211
 *Ecorp Limited........................................      254,988        218,900
 Email, Ltd............................................      409,709        644,257
 *Emporer Mines, Ltd...................................      120,600         22,784
 Energy Developments, Ltd..............................      161,980      1,142,683

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Energy Equity Corp., Ltd.............................      325,630   $     16,284
 Energy Resources of Australia, Ltd. Series A..........      231,589        360,308
 *Equatorial Mining, Ltd...............................       43,214         60,029
 Equigold NL...........................................       99,000         22,004
 Evans Deakin Industries, Ltd..........................      177,590        189,460
 Finemore Holdings, Ltd................................       75,789         90,961
 Fleetwood Corp., Ltd..................................       39,607         33,011
 Foodland Associates, Ltd..............................      114,415        572,612
 Forest Place Group, Ltd...............................       85,192         17,988
 *Formulab Neuronetics Corp., Ltd......................        1,061          1,415
 Forrester Parker Group, Ltd...........................      142,602         66,558
 Freedom Furniture, Ltd................................      123,400         74,052
 Futuris Corp., Ltd....................................      638,000        638,103
 GUD Holdings, Ltd.....................................       83,979         71,860
 GWA International, Ltd................................      415,102        433,621
 Gazal Corp., Ltd......................................       71,177         94,918
 *Geo2, Ltd............................................      164,199          5,474
 George Weston Foods, Ltd..............................       65,003        261,860
 *Golden West Refining Corp., Ltd......................       17,330          3,467
 Goldfields, Ltd.......................................      477,502        462,721
 *Goldstream Mining NL.................................       90,901         16,668
 Gowing Bros., Ltd.....................................       52,346         58,172
 *Gradipore, Ltd.......................................       21,628         50,233
 Grand Hotel Group.....................................      347,700        214,643
 *Grange Resources, Ltd................................       57,506          3,834
 *Greenfields Energy Corp., Ltd........................      193,687         10,009
 Green's Foods, Ltd....................................       66,082         13,953
 Gunns, Ltd............................................       48,287         79,150
 HIH Insurance, Ltd....................................      791,605        106,884
 Hamilton Island, Ltd..................................       52,600         80,374
 Hancock and Gore, Ltd.................................       50,013         31,958
 Haoma Mining NL.......................................       98,816          6,040
 *Hardman Resources NL.................................      314,890         58,614
 Harris Scarfe Holdings, Ltd...........................      107,660         68,794
 Hartley Poynton, Ltd..................................       84,981         74,606
 *Helix Resources NL...................................       25,000          7,918
 Henry Walker Group, Ltd...............................      287,948        195,196
 *Herald Resources, Ltd................................       69,910         22,919
 Hills Industries, Ltd.................................      212,581        307,111
 Hills Motorway Group..................................      279,349        768,799
 Housewares International, Ltd.........................       87,100         46,945
 Iama, Ltd.............................................      187,940        166,040
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          4,229
 Institute of Drug Technology Australia, Ltd...........       44,372         87,526
 *Intellect Holdings, Ltd..............................       75,070         39,209
 Ipoh, Ltd.............................................      179,956        154,587
 Iron Carbide Australia, Ltd...........................       89,832         36,438
 *Ixla, Ltd............................................       89,921         16,488
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000         33,339
 Jones (David), Ltd....................................      593,400        453,365
 Joyce Corp., Ltd......................................       13,049          4,785
 *Jubilee Gold Mines NL................................      133,974         99,752
 Jupiters, Ltd.........................................      189,523        414,912
 Just Jeans Holdings, Ltd..............................       94,342         45,606
 *Keycorp, Ltd.........................................       51,992        267,484
 *Kidston Gold Mines, Ltd..............................      246,300         14,370
 King Island (The) Co., Ltd............................       22,000         37,895
 *Kingsgate Consolidated NL............................       71,492         30,985
 *Kolback Group, Ltd...................................       90,810         50,458

                                                            SHARES            VALUE
                                                            ------            -----

 *Kresta Holdings, Ltd.................................       56,700   $      2,678
 Lemarne Corp., Ltd....................................       20,790         27,724
 *Leo Shield Exploration, Ltd..........................      286,300         12,408
 *Lynas Gold NL........................................       40,500          3,376
 *MRI Holdings, Ltd....................................       36,169          4,572
 *MacMahon Holdings, Ltd...............................      192,179         14,416
 Magellan Petroleum Australia, Ltd.....................       32,760         34,586
 Maryborough Sugar Factory, Ltd........................          600          2,000
 *Maxi-Cube, Ltd.......................................      128,356         12,124
 McConnell Dowell Corp., Ltd...........................       62,776         60,693
 McGuigan (Brian) Wines, Ltd...........................       50,532         80,583
 McPherson's, Ltd......................................       61,500         42,715
 *Media Entertainment Group, Ltd.......................      150,814         17,179
 *Micromedical Industries, Ltd.........................      150,461         27,589
 *Mikoh Corp., Ltd.....................................       39,999          2,556
 *Mineral Deposits, Ltd................................       49,458          9,756
 *Mobile Computing Corp................................       75,400        209,478
 *Mobile Innovations, Ltd..............................       84,600          9,401
 Monadelphous Group, Ltd...............................       18,988         26,904
 *Mosaic Oil NL........................................      345,724         30,736
 *Mount Kersey Mining NL...............................      146,152         21,114
 *Murchison United NL..................................       71,536         47,698
 'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/99............................................       40,918          8,867
 Namoi Cotton Cooperative, Ltd.........................      135,353         37,604
 National Can Industries, Ltd..........................       97,017         54,446
 National Foods, Ltd...................................      439,427        585,997
 *Nautronix, Ltd.......................................       74,694         22,827
 *New Hampton Goldfields NL............................      178,048         27,701
 Newcrest Mining, Ltd..................................      129,349        314,297
 Normandy Mt. Leyshon, Ltd.............................      133,376         56,323
 Normans Wine, Ltd.....................................       35,848         16,732
 North Flinders Mines, Ltd.............................       99,807        318,879
 Novogen, Ltd..........................................      105,184        167,153
 Novus Petroleum, Ltd..................................      245,359        245,399
 OPSM Protector, Ltd...................................      257,306        269,214
 Oil Company of Australia, Ltd.........................       51,800         59,004
 Online Advantage, Ltd.................................        2,475            165
 Orbital Engine Corp., Ltd.............................      537,358        462,799
 Oriel Communications..................................       27,653          1,398
 Oropa, Ltd............................................      333,580         12,419
 Oroton International, Ltd.............................       38,427         50,817
 PMP Communications, Ltd...............................      381,871        223,855
 Pacific BBA, Ltd......................................      271,086        477,038
 Pacific Hydro, Ltd....................................      148,384        212,718
 Pan Pacific Petroleum NL..............................      327,800         16,028
 Payce Consolidated, Ltd...............................       18,000          6,501
 Penfold (W.C.), Ltd...................................       14,100         14,181
 Peptide Technology, Ltd...............................      176,600        163,872
 Perilya Mines NL......................................      263,500         34,407
 Permanent Trustee Co., Ltd............................       20,052         67,408
 Perpetual Trustees Australia, Ltd.....................       47,694        902,940
 Petaluma, Ltd.........................................       29,519         76,762
 Peter Lehmann Wines, Ltd..............................       35,586         46,467
 Petroz NL.............................................      308,910        118,435
 Petsec Energy, Ltd....................................       97,992          6,806
 Pima Mining NL........................................      214,601         41,735
 Pirelli Cables Australia, Ltd.........................       97,420         44,929
 Planet Oil International..............................       31,489              0
 Plaspak Group, Ltd....................................       79,952         26,211
 Pocketmail Group, Ltd.................................       10,933            401
 Polartechnics, Ltd....................................       37,205         71,941
 Port Douglas Reef Resorts, Ltd........................      251,655         15,381

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Portman Mining, Ltd...................................      241,600   $    155,723
 Precious Metals Australia, Ltd........................      106,059          3,182
 Preston Resources NL..................................       64,000          9,602
 Prime Television, Ltd.................................      168,102        154,118
 Progen Industries, Ltd................................       24,788         15,151
 Prophecy International Holdings, Ltd..................       51,900         25,954
 Psiron, Ltd...........................................       40,381         10,770
 Quantum Resources, Ltd................................      115,007          3,834
 Queensland Cotton Holdings, Ltd.......................       39,866         70,884
 Quiktrak Networks, Ltd................................      396,495         20,489
 Raptis Group, Ltd.....................................       12,000            867
 Rebel Sport, Ltd......................................       77,898         28,567
 Redfire Resources NL..................................       27,900          2,170
 Reece Australia, Ltd..................................       32,100        342,455
 Reinsurance Australia Corp., Ltd......................      399,993         26,670
 Resolute, Ltd.........................................      324,045         15,485
 Ridley Corp., Ltd.....................................      576,240        211,322
 Rock Building Society, Ltd............................       11,373         16,114
 Rural Press, Ltd......................................      211,201        586,764
 SPC, Ltd..............................................       91,854         40,320
 Sabre Group, Ltd......................................       40,702         31,662
 Schaffer Corp., Ltd...................................       16,698         37,298
 Scientific Services, Ltd..............................      122,237         25,810
 Scott Corp., Ltd......................................       43,000         33,450
 Select Harvests.......................................       41,257         35,074
 Simeon Wines, Ltd.....................................      203,870        309,253
 Simsmetal, Ltd........................................      157,797        477,413
 Singleton Group, Ltd..................................      134,020        242,020
 Sino Securities International, Ltd....................        8,118          4,060
 Skilled Engineering, Ltd..............................      127,146         67,116
 Solution 6 Holdings, Ltd..............................      167,494        102,467
 Sonic Healthcare, Ltd.................................      245,203      1,193,514
 Sons of Gwalia, Ltd...................................      227,680        780,689
 Southern Cross Broadcasting (Australia), Ltd..........       44,848        249,196
 Southern Pacific Petroleum NL.........................      370,840        366,779
 Southern Star Group, Ltd..............................      154,982         39,182
 Spectrum Network Systems, Ltd. Series B...............      153,959         59,797
 Spicers Paper, Ltd....................................      246,300        396,881
 Spotless Group, Ltd...................................      438,502      1,753,316
 St. Barbara Mines, Ltd................................      375,500         32,340
 Straits Resources, Ltd................................       56,534         12,565
 Strategic Minerals Corp. NL...........................       13,100            218
 Striker Resources NL..................................      316,300         24,605
 Structural Systems, Ltd...............................       25,602         13,657
 Sunland Group, Ltd....................................       75,095         14,604
 Sydney Aquarium, Ltd..................................       24,135         51,899
 Taipan Resources NL...................................      300,000         12,669
 Takoradi, Ltd.........................................      993,152          8,278
 Tandou, Ltd...........................................        3,100          2,119
 Tanganyika Gold NL....................................      104,360         95,099
 Tap Oil...............................................      193,100         91,201
 Tassal, Ltd...........................................       93,157         54,350
 Techniche, Ltd........................................       43,482         19,328
 Telecasters Australia, Ltd............................       30,643        137,064
 Television & Media Services, Ltd......................      177,693        154,025
 Tempo Service, Ltd....................................       98,174         90,007
 Ten Network Holdings, Ltd.............................      110,000        129,882
 Thakral Holdings Group................................    1,124,244        399,796

                                                            SHARES            VALUE
                                                            ------            -----

 Third Rail, Ltd.......................................      151,200   $     13,862
 Ticor, Ltd............................................      347,850        210,676
 Timbercorp Limited....................................      230,149        203,075
 Titan Resources NL....................................       50,000          5,973
 Toll Holdings, Ltd....................................       94,029        600,838
 Tooth & Co., Ltd......................................      153,000         14,452
 Tourism Assets Holdings, Ltd..........................      469,760        162,354
 Transcom International, Ltd...........................      118,238         42,704
 Triako Resources, Ltd.................................        5,400          1,365
 Troy Resources NL.....................................       22,548          7,768
 Union Capital, Ltd....................................      395,200         12,956
 Union Gold Mining Co. NL..............................      142,500        102,933
 United Construction Group, Ltd........................       81,554         52,565
 *Utility Services Corp., Ltd..........................      116,121         45,165
 *Valdera Resources, Ltd...............................        5,530              0
 VeCommerce, Ltd.......................................       13,680         30,405
 *Victoria Petroleum NL................................      347,973          7,541
 Villa World, Ltd......................................      134,700         49,398
 Village Roadshow, Ltd.................................      356,394        334,668
 Vision Systems, Ltd...................................      179,067        256,704
 *Voicenet (Australia), Ltd............................      112,661         14,398
 *Vos Industries, Ltd..................................      102,161          9,650
 *Walhalla Mining Company NL...........................       95,388          4,240
 Waterco, Ltd..........................................       22,304         24,786
 Watpac, Ltd...........................................      116,557         17,163
 Wattyl, Ltd...........................................      147,230        214,336
 *Webster, Ltd.........................................       33,551         12,118
 *Westel Group, Ltd....................................      164,855         13,282
 *Western Metals, Ltd..................................      385,787         35,369
 Westralian Sands, Ltd.................................      293,919        675,796
 White (Joe) Maltings, Ltd.............................       13,724         23,716
 Wide Bay Capricorn Building Society, Ltd..............       26,958         51,977
 Williams R.M. Holdings, Ltd...........................       24,075         28,761
 *Wine Planet Holdings, Ltd............................       48,101          8,018
 Yates (Arthur) and Co. Property, Ltd..................      150,702         15,491
 *Zimbabwe Platinum Mines, Ltd.........................       74,620         30,267
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,120,087)...................................                  39,986,161
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $42,053)......................................       32,553         26,408
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $19,104)......................................                      19,519
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *A.P. Eagers, Ltd. Options 01/31/03...................        2,204            306
 *Access1 Options 11/30/02.............................       13,092            240
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369            486
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Beaconsfield Gold NL Options 03/15/02................        8,908            302
 *Bligh Oil & Minerals NL Options 02/15/02.............       29,422          1,226
 *IXLA, Ltd. Rights 02/02/01...........................       71,936              0
 *Mosaic Oil NL Options 06/30/02.......................       31,429            873

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Ridley Corp., Ltd. Options 04/30/02..................       57,485   $      4,791
 *Surfboard, Ltd. Options 12/31/01.....................       28,753            655
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,334)........................................                       8,879
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $52,184,578)...................................                  40,040,967
                                                                       ------------
SINGAPORE -- (29.2%)
COMMON STOCKS -- (29.1%)
 *ASA Ceramic, Ltd.....................................      356,000         56,458
 Acma, Ltd.............................................      472,600        190,781
 *Alliance Technology & Development, Ltd...............      156,000         14,844
 Amtek Engineering, Ltd................................      540,625        127,827
 *Apollo Enterprises, Ltd..............................      193,000         90,154
 Armstrong Industrial Corp.............................      730,000         63,148
 Avimo Group, Ltd......................................      317,250        669,616
 Benjamin (F.J.) Holdings, Ltd.........................      611,000         70,472
 Bonvests Holdings, Ltd................................      825,000        214,097
 *Broadway Industrial Group, Ltd.......................      352,000         22,329
 Bukit Sembawang Estates, Ltd..........................       71,334        489,539
 *CK Tang, Ltd.........................................      307,000         41,605
 CWT Distribution, Ltd.................................      461,500        155,694
 Causeway Investment, Ltd..............................      248,000         27,531
 Central Properties, Ltd...............................       66,000        521,444
 Chemical Industries (Far East), Ltd...................      105,910         94,670
 Chevalier Singapore Holdings, Ltd.....................      220,000         32,035
 Chuan Hup Holdings, Ltd...............................    3,050,000        633,207
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        113,308
 Comfort Group, Ltd....................................    2,469,000        790,237
 Compact Metal Industries..............................      643,000         88,995
 Cosco Investment, Ltd.................................    1,222,000        105,707
 Courts Singapore, Ltd.................................      495,000        135,595
 Dovechem Terminals Holdings, Ltd......................      339,000        158,354
 *Eastern Asia Technology, Ltd.........................      510,000        170,585
 Econ International, Ltd...............................    1,242,000        161,156
 Eltech Electronics, Ltd...............................      704,000         95,408
 Eng Wah Organisation, Ltd.............................      265,000         29,801
 First Capital Corp., Ltd..............................    1,215,000        980,952
 Focal Finance, Ltd....................................      336,200        482,770
 *Freight Links Express Holdings, Ltd..................    1,648,000         99,791
 Fu Yu Manufacturing, Ltd..............................    1,291,000        167,514
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          8,856
 GB Holdings, Ltd......................................      200,000         53,056
 GK Goh Holdings, Ltd..................................    1,120,000        413,372
 GP Industries, Ltd....................................      602,000        267,319
 General Magnetics, Ltd................................      308,000         30,640
 *Goldtron, Ltd........................................      473,000         35,461
 Guthrie GTS, Ltd......................................    1,174,400        203,180
 HTP Holdings, Ltd.....................................      479,000         98,063
 Hai Sun Hup Group, Ltd................................    2,604,000        330,375
 Haw Par Brothers International, Ltd...................      565,200      1,179,924
 *Hind Hotels International, Ltd.......................      171,000        173,068
 Hitachi Zosen (Singapore), Ltd........................      962,000        194,172
 Hong Fok Corp., Ltd...................................    1,796,000        258,934
 Hotel Grand Central, Ltd..............................      437,640        155,216
 Hotel Plaza, Ltd......................................    1,189,000        287,988
 Hotel Properties, Ltd.................................    1,393,000      1,180,897
 Hotel Royal, Ltd......................................      144,333        116,530
 Hour Glass, Ltd.......................................      298,000         62,727
 Hup Seng Huat, Ltd....................................      900,200         98,636
 Hwa Hong Corp., Ltd...................................    2,785,000        722,738

                                                            SHARES            VALUE
                                                            ------            -----

 Hwa Tat Lee, Ltd......................................      455,000   $     78,718
 IDT Holdings, Ltd.....................................      398,000        355,761
 *IPC Corp., Ltd.......................................    1,936,000        117,230
 Inchcape Motors, Ltd..................................      491,000        365,270
 *Inno-Pacific Holdings, Ltd...........................      962,500         72,158
 International Factors (Singapore), Ltd................      290,000         67,732
 Intraco, Ltd..........................................      292,500        207,479
 Isetan (Singapore), Ltd...............................       98,000        111,901
 Jack Chia-MPH, Ltd....................................      638,000        189,483
 Jaya Holdings, Ltd....................................    2,127,000        183,993
 Jurong Cement, Ltd....................................      132,500        122,259
 Jurong Engineering, Ltd...............................      112,000         87,842
 K1 Ventures, Ltd......................................    2,842,500        278,672
 Keppel Fels Energy and Infrastructure, Ltd............    1,526,500        985,958
 Keppel Tatlee Finance, Ltd............................      744,750        326,413
 Keppel Telecommunications and Transportation, Ltd.....    1,376,000        936,362
 Khong Guan Flour Milling, Ltd.........................       19,000         21,476
 *Kian Ann Engineering, Ltd............................      868,000        187,713
 *Kian Ho Bearings, Ltd................................      277,000         28,754
 Kim Eng Holdings, Ltd.................................    1,775,200        818,994
 Koh Brothers, Ltd.....................................    1,494,000        124,929
 *L & M Group Investments, Ltd.........................      451,100         94,953
 LC Development, Ltd...................................    1,191,767        137,456
 Labroy Marine, Ltd....................................    2,600,000        431,077
 Lee Kim Tah Holdings, Ltd.............................      795,000         96,279
 Liang Huat Aluminum, Ltd..............................    1,477,000        140,543
 *Lim Kah Ngam, Ltd....................................      350,999         36,435
 *Low Keng Huat Singapore, Ltd.........................      372,000         61,141
 Lum Chang Holdings, Ltd...............................    1,134,030        241,975
 Magnecomp International, Ltd..........................      466,000        194,835
 Marco Polo Developments, Ltd..........................      925,000        906,847
 *Metalock (Singapore), Ltd............................       60,000          7,526
 Metro Holdings, Ltd...................................    1,575,800        381,675
 *Natsteel Broadway, Ltd...............................      546,000        900,538
 *Nippecraft, Ltd......................................    1,013,000         61,340
 *Orchard Parade Holdings, Ltd.........................    1,084,022        340,705
 *Osprey Maritime, Ltd.................................      966,000        557,084
 Ossia International, Ltd..............................      708,000        118,406
 Overseas Union Enterprise, Ltd........................      542,000      2,125,453
 Overseas Union Trust (Foreign)........................      163,800        249,380
 PCI, Ltd..............................................      530,000        372,889
 *Pacific Can Investment Holdings, Ltd.................      101,000          5,388
 Pacific Carriers, Ltd.................................      900,000        456,739
 Pan-United Corp., Ltd.................................    1,624,000        243,502
 Pentex-Schweizer Circuits, Ltd........................      916,000        126,780
 Pertama Holdings, Ltd.................................      459,750         66,283
 *Pokka Corp. (Singapore), Ltd.........................      159,000         21,090
 Prima, Ltd............................................      106,000        238,404
 Provisions Suppliers Corp.............................    3,373,000        272,325
 Republic Hotels and Resorts, Ltd......................      881,000        370,887
 Robinson & Co., Ltd...................................      284,832        686,607
 Rotary Engineering, Ltd...............................    1,231,000        198,774
 SMB United............................................    1,254,000        155,482
 SNP Corp., Ltd........................................      207,495         83,164
 *SPP, Ltd.............................................      454,000         27,491
 *ST Capital, Ltd......................................      940,553        306,461
 San Teh, Ltd..........................................      838,406        145,050
 *Scotts Holdings, Ltd.................................    1,807,250        375,201
 Sea View Hotel, Ltd...................................       66,000        315,911
 Sime Singapore, Ltd...................................    1,617,000        829,934
 Sin Soon Huat, Ltd....................................      929,000         61,611

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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Sing Investments & Finance, Ltd. (Foreign)............       94,500   $     54,497
 Singapore Finance, Ltd................................      598,000        506,946
 Singapore Reinsurance Corp., Ltd......................      280,170        226,200
 *Singapore Shipping Corp., Ltd........................    1,302,000        120,136
 Singapura Building Society, Ltd.......................      139,250         81,910
 Singatronics, Ltd.....................................      748,000        129,410
 Ssangyong Cement (Singapore), Ltd.....................      236,000        204,149
 Stamford Tyres Corp., Ltd.............................       62,000         13,587
 Straits Trading Co., Ltd..............................    1,117,200      1,133,932
 Sunright, Ltd.........................................      378,000        106,815
 Superbowl Holdings, Ltd...............................      490,000         66,406
 Superior Metal Printing, Ltd..........................      490,500         50,916
 Tibs Holdings, Ltd....................................      423,000        246,380
 Tiger Medicals, Ltd...................................      224,000        201,519
 *Transmarco, Ltd......................................      106,500         30,555
 *Tuan Sing Holdings, Ltd..............................    3,362,000        319,908
 United Engineers, Ltd.................................      632,666        437,824
 *United Overseas Bank Securities......................    1,352,000        436,625
 United Overseas Insurance, Ltd........................      125,500        152,711
 United Overseas Land, Ltd.............................    1,104,000        986,834
 United Pulp & Paper Co., Ltd..........................      354,000        100,033
 *Uraco Holdings, Ltd..................................    1,803,600        166,419
 *Van der Horst, Ltd...................................      309,100         79,324
 Vickers Ballas Holdings, Ltd..........................    1,924,000        876,548
 WBL Corp., Ltd........................................      510,000        620,577
 Wearnes International (1994), Ltd.....................       33,000         10,752
 Wing Tai Holdings, Ltd................................      505,000        366,949
 *Yeo Hiap Seng, Ltd...................................      102,000         73,528
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $54,800,950)...................................                  38,880,884
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $102,710).....................................      172,500        136,784
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Singapore Dollars
   (Cost $1,642).......................................                       1,640
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $54,905,302)...................................                  39,019,308
                                                                       ------------
HONG KONG -- (28.3%)
COMMON STOCKS -- (28.3%)
 ABC Communications (Holdings), Ltd....................      930,000         77,501
 ALCO Holdings, Ltd....................................      314,000         19,122
 *AWT World Transport Holdings, Ltd....................      250,800            354
 Aeon Credit Service (Asia) Co., Ltd...................       62,000         18,878
 *Allied Group, Ltd....................................    7,298,000        421,043
 *Allied Properties (Hong Kong), Ltd...................    6,786,000        321,904
 *Anex International Holdings, Ltd.....................      152,000          2,787
 *Applied International Holdings, Ltd..................    1,243,000         27,091
 *Asia Commercial Holdings, Ltd........................       72,800          3,500
 Asia Financial Holdings, Ltd..........................    1,900,794        311,929
 *Asia Securities International, Ltd...................    2,386,600         81,084
 *Asia Standard Hotel Group, Ltd.......................       38,000            872
 Asia Standard International Group, Ltd................    2,870,000         53,353
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         75,529
 Associated International Hotels, Ltd..................      898,000        408,710
 Beauforte Investors Corp., Ltd........................       72,000         82,155

                                                            SHARES            VALUE
                                                            ------            -----

 *Beijing Development (Hong Kong), Ltd.................      166,000   $     31,285
 *Benelux International, Ltd...........................       30,000             65
 Bossini International Holdings, Ltd...................      122,000         16,110
 Boto International Holdings, Ltd......................    2,290,000         64,590
 *Burwill Holdings, Ltd................................    2,059,200        182,162
 *CCT Telecom Holdings, Ltd............................    1,449,700        157,982
 *CIL Holdings, Ltd....................................    2,058,000          2,638
 *CNT Group, Ltd.......................................    3,078,000        122,332
 Cafe de Coral Holdings, Ltd...........................    1,191,000        507,708
 *Capetronic International Holdings, Ltd...............      292,490         73,498
 *Capital Asia, Ltd....................................       98,736          2,380
 *Cash On-Line, Ltd....................................       90,073          1,848
 *Central China Enterprises, Ltd.......................    2,104,000         45,857
 *Century City International Holdings, Ltd.............      542,056         10,216
 Champion Technology Holdings, Ltd.....................   11,854,749        337,408
 *Cheerful Holdings, Ltd...............................      900,735         30,025
 Chen Hsong Holdings, Ltd..............................    1,515,000        244,734
 Cheuk Nang Technologies (Holdings), Ltd...............    7,500,080         36,539
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         23,290
 *Cheung Wah Development Co., Ltd......................      140,000         16,872
 Chevalier (OA) International, Ltd.....................    1,776,251         86,536
 *Chevalier Construction Holdings, Ltd.................      131,203          3,953
 Chevalier International Holdings, Ltd.................    2,793,991        207,761
 *China Aerospace International Holdings, Ltd..........    1,499,400        134,563
 *China Development Corp., Ltd.........................    1,150,000         30,962
 *China Digicontent Co., Ltd...........................    2,710,000          6,949
 *China Everbright International, Ltd..................    1,975,000         74,696
 *China Everbright Technology, Ltd.....................    3,244,000        172,599
 China Foods Holdings, Ltd.............................    1,544,000        338,496
 China Hong-Kong Photo Products Holdings, Ltd..........    2,338,000        227,808
 *China Investments Holdings, Ltd......................      175,000          4,151
 China Motor Bus Co., Ltd..............................      114,200        729,131
 *China Online (Bermuda), Ltd..........................   10,580,000        124,791
 China Overseas Land & Investment, Ltd.................    4,558,000        590,209
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        241,269
 *China Star Entertainment, Ltd........................    1,676,400         52,012
 China Strategic Holdings, Ltd.........................    3,760,000         81,950
 China Travel International Investment, Ltd............    2,730,000        343,004
 *China United Holdings, Ltd...........................    1,639,800          3,994
 *Chinese Estates Holdings, Ltd........................    1,204,000        134,294
 *Chinney Investments, Ltd.............................    1,144,000         46,201
 Chow Sang Sang Holdings International, Ltd............    1,098,400        229,540
 Chuangs China Investments, Ltd........................    1,347,000         41,447
 Chuang's Consortium International, Ltd................    1,858,884         59,580
 Chun Wo Holdings, Ltd.................................    1,671,917         61,090
 *Chung Hwa Development Holdings, Ltd..................    1,691,712          2,603
 Cig-Wh International Holdings, Ltd....................      472,000         11,800
 *Climax International Co., Ltd........................      296,000         11,764
 *Companion Building Material International Holdings,
   Ltd.................................................   17,316,066         35,521
 *Concord Land Development Co., Ltd....................      184,000         20,052

 84
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

                                                            SHARES            VALUE
                                                            ------            -----
 Continental Holdings, Ltd.............................       98,825   $      8,362
 Continental Mariner Investment Co., Ltd...............    1,629,000        233,910
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         34,134
 *Crocodile Garments, Ltd..............................    1,539,000         38,278
 Cross Harbour Tunnel Co., Ltd.........................      365,603        159,367
 *Culturecom Holdings, Ltd.............................    2,161,000        152,380
 *Cybersonic Technology, Ltd...........................      193,000          4,454
 *DC Finance Holdings, Ltd.............................       27,000            935
 *Dah Hwa International Holdings, Ltd..................    1,122,000         24,454
 *Daido Group, Ltd.....................................      223,000          2,087
 Dickson Concepts International, Ltd...................      222,000         80,405
 *DigitalHongKong.com..................................       15,318            589
 *Dong-Jun Holdings, Ltd...............................    2,484,000          3,185
 *Dransfield Holdings, Ltd.............................      190,000          2,265
 Dynamic Holdings, Ltd.................................      158,000         13,572
 *Easyknit International Holdings, Ltd.................      707,150         22,665
 Egana International Holdings, Ltd.....................   19,766,208        433,341
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         90,605
 *Ehealthcareasia, Ltd.................................       66,900          2,187
 Elec & Eltek International Holdings, Ltd..............    2,565,659        299,330
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         30,525
 Emperor International Holdings, Ltd...................      644,369         44,611
 *Englong International, Ltd...........................      130,000              0
 *Essential Enterprises Co., Ltd.......................      320,000         24,616
 *Evergo China Holdings, Ltd...........................    3,720,000         42,924
 FPB Bank Holding Co., Ltd.............................    2,784,520      1,231,629
 Fairwood Holdings, Ltd................................      426,000          6,445
 *Fairyoung Holdings, Ltd..............................    1,446,000         30,033
 Far East Consortium International, Ltd................    1,641,378        111,531
 *Far East Holdings International, Ltd.................       70,000          3,455
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         97,402
 *First Sign International Holdings, Ltd...............    1,050,000         25,712
 Fong's Industries Co., Ltd............................      962,000         55,501
 *Fortuna International Holdings, Ltd..................    2,727,000         17,481
 *Founder Holdings, Ltd................................      590,000        164,521
 Fountain Set Holdings, Ltd............................    1,274,000         94,734
 Four Seas Frozen Food Holdings, Ltd...................      347,184         20,475
 Four Seas Mercantile Holdings, Ltd....................      592,000        129,027
 *Four Seas Travel International, Ltd..................      600,000          1,462
 Frankie Dominion International, Ltd...................      630,173         20,602
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000          6,704
 *G-Prop Holdings, Ltd.................................      378,200          6,061
 Glorious Sun Enterprises, Ltd.........................      840,000        120,617
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        263,458
 Golden Resources Development International, Ltd.......    1,456,500         65,357
 *Gold-Face Holdings, Ltd..............................    2,003,600        215,775
 Goldlion Holdings, Ltd................................    2,052,000         92,078
 *Goldtron (Bermuda) Holdings, Ltd.....................      231,111         13,037
 Golik Holdings, Ltd...................................    1,536,500         51,217
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        140,138
 Grande Holdings, Ltd..................................      504,105        407,166
 Great Wall Electronic International, Ltd..............    3,159,034         65,611
 *Greaterchina Technology Group, Ltd...................      150,410          3,857
 Group Sense (International), Ltd......................    2,062,000         65,297
 *Guangdong Investment, Ltd............................    2,150,000        248,080
 *Guangnan Holdings, Ltd...............................      762,000         11,430

                                                            SHARES            VALUE
                                                            ------            -----

 *Guangzhou Investment Co., Ltd........................    3,510,000   $    261,003
 HKCB Bank Holding Co., Ltd............................    1,130,000        391,158
 HKR International, Ltd................................      403,260        191,292
 Hanny Holdings, Ltd...................................    3,644,224        135,492
 Harbour Centre Development, Ltd.......................      784,000        512,621
 *Harbour Ring International Holdings, Ltd.............    2,636,000        153,768
 Henderson China Holdings, Ltd.........................      911,000        385,428
 *Heng Fung Holdings Co., Ltd..........................    1,050,000          9,827
 High Fashion International, Ltd.......................      178,000         32,634
 *Hikari Tsushin International, Ltd....................    2,248,000         59,947
 *Hinet Holdings, Ltd..................................      611,057         10,419
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         80,743
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        529,300
 *Hong Kong Parkview Group, Ltd........................    1,130,000        289,747
 *Hop Hing Holdings, Ltd...............................      660,265         22,432
 Hopewell Holdings, Ltd................................      175,000         67,869
 Hsin Chong Construction Group, Ltd....................    1,569,658         90,558
 *Hualing Holdings, Ltd................................    1,344,000         49,970
 *Huey Tai International, Ltd..........................    2,363,112         89,375
 Hung Hing Printing Group, Ltd.........................      934,442        365,395
 IDT International, Ltd................................    4,028,486        320,217
 *IMC Holdings, Ltd....................................      604,000         52,657
 *ITC Corp., Ltd.......................................      466,157         60,362
 *Ideal Pacific Holdings, Ltd..........................      838,000         43,512
 *Imgo, Ltd............................................      636,000         48,924
 *Innovative International (Holdings), Ltd.............    1,474,003         19,654
 *Interchina Holdings Co., Ltd.........................      990,000         72,347
 *Interform Ceramics Technologies, Ltd.................    1,104,000         22,363
 International Bank of Asia, Ltd.......................    2,615,714        695,855
 International Pipe, Ltd...............................    2,022,392        134,828
 *Iquorom Cybernet, Ltd................................    4,145,000         16,474
 *Island Dyeing & Printing Co., Ltd....................      444,000         44,401
 *Isteelasia.com, Ltd..................................      667,286         42,775
 JCG Holdings, Ltd.....................................    1,048,333        490,572
 Jackin International Holdings, Ltd....................      210,000         15,885
 *Jinhui Holdings Co., Ltd.............................      370,000         10,389
 K Wah International Holdings, Ltd.....................    3,940,915        237,468
 *KPI Co., Ltd.........................................      264,000          4,062
 *KTP Holdings, Ltd....................................      180,400         11,564
 *Kader Holdings Co., Ltd..............................      545,600         14,619
 *Kantone Holdings, Ltd................................      123,902          7,625
 Karrie International Holdings, Ltd....................       66,000          2,792
 Keck Seng Investments (Hong Kong), Ltd................      858,600         81,458
 Kee-Shing Holdings Co., Ltd...........................      886,000        121,542
 King Fook Holdings, Ltd...............................    1,000,000         38,462
 Kingboard Chemical Holdings, Ltd......................      926,000        430,358
 Kingmaker Footwear Holdings, Ltd......................      962,500        154,249
 *Kong Sun Holdings, Ltd...............................      480,000         17,231
 *Kong Tai International Holdings Co., Ltd.............    8,300,000        202,182
 *Kumagai Gumi Hong Kong, Ltd..........................      970,000        133,066
 *Kwong Sang Hong International, Ltd...................    1,434,000         69,862
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         57,026
 *Lai Sun Development Co., Ltd.........................    2,970,000         90,243
 *Lai Sun Garment (International), Ltd.................    2,325,000         57,530
 *Lai Sun Hotels International, Ltd....................    3,268,000         71,226
 *Lam Soon (Hong Kong), Ltd............................      302,310         55,037
 *Lam Soon Food Industries, Ltd........................      228,000         45,308
 *Lamex Holdings, Ltd..................................    3,628,800         20,936
 Le Saunda Holdings, Ltd...............................      236,000         13,313

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

                                                            SHARES            VALUE
                                                            ------            -----
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000   $      9,773
 Leefung-Asco Printers Holdings, Ltd...................      144,000         29,723
 *Leung Kee Holdings, Ltd..............................      354,000          8,260
 *Lippo, Ltd...........................................    1,074,760        192,908
 Liu Chong Hing Bank, Ltd..............................      365,000        423,498
 Liu Chong Hing Investment, Ltd........................      635,200        380,717
 *Logic International Holdings, Ltd....................      812,000         65,585
 *Luks Industrial Co., Ltd.............................      537,963         47,590
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        138,521
 *Magnificent Estates, Ltd.............................    3,778,000         24,218
 *Magnum International Holdings, Ltd...................      300,000          4,615
 *Mansion Holdings, Ltd................................    1,420,360         16,753
 *Mansion House Group, Ltd.............................      698,200         33,120
 *Megga (S.) International Holdings, Ltd...............    2,270,100          3,493
 Melbourne Enterprises, Ltd............................       45,500        158,668
 *Melco International Development, Ltd.................      180,000         20,769
 Midland Realty (Holding), Ltd.........................      496,000         37,518
 *Millennium Group, Ltd................................      928,000         12,849
 Min Xin Holdings, Ltd.................................      987,200         68,345
 Mingly Corp., Ltd.....................................    4,032,600        253,333
 Moulin International Holdings, Ltd....................    3,350,183        270,595
 *Mui Hong Kong, Ltd...................................    1,845,000         24,364
 *Multi-Asia International Holdings, Ltd...............    2,800,500        427,261
 Nanyang Holdings, Ltd.................................      137,500        110,178
 *National Electronics Holdings, Ltd...................    2,156,000         37,592
 New Island Printing Holdings, Ltd.....................      176,000         41,518
 *New Rank City Development, Ltd.......................        1,664            192
 *New World Cyberbase, Ltd.............................       25,220            563
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        553,583
 *Nph International Holdings, Ltd......................      108,400         11,813
 Ocean Information Holdings, Ltd.......................      122,000          5,944
 *Onfem Holdings, Ltd..................................    1,922,000         65,299
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         40,467
 *Oriental Press Group, Ltd............................    4,080,600        596,402
 Oxford Properties & Finance, Ltd......................      110,000        163,592
 *Pacific Andes International Holdings, Ltd............      156,000          5,200
 *Pacific Concord Holding, Ltd.........................    2,134,629        158,731
 *Pacific Plywood Holdings, Ltd........................   10,210,000         91,629
 *Paramount Publishing Group, Ltd......................      620,000         29,013
 Paul Y. ITC Construction Holdings, Ltd................      612,677         25,529
 *Peace Mark (Holdings), Ltd...........................    6,758,122         42,455
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         31,376
 Pegasus International Holdings, Ltd...................      226,000         24,628
 *Perfect Treasure Holdings, Ltd.......................      364,000         24,267
 Perfectech International Holdings, Ltd................      571,450         76,927
 Pico Far East Holdings, Ltd...........................    1,190,000        100,693
 Playmate Toys Holdings, Ltd...........................    1,585,000         60,962
 Pokfulam Development Co., Ltd.........................      234,000         58,501
 *Poly Investments Holdings, Ltd.......................    2,670,000         85,236
 Prestige Properties Holdings, Ltd.....................      965,000         61,860
 *Prime Succession, Ltd................................      768,000         11,323
 *Prosper Evision, Ltd.................................       96,000          5,477
 *QPL International Holdings, Ltd......................    1,191,000        683,306
 *Quality Healthcare Asia, Ltd.........................    1,338,000        240,157
 *RNA Holdings, Ltd....................................       20,600            951
 Raymond Industrial, Ltd...............................      605,400         56,660
 Realty Development Corp, Ltd..........................      475,000        101,091
 *Regal Hotels International Holdings, Ltd.............    1,950,000         50,251

                                                            SHARES            VALUE
                                                            ------            -----

 *Rivera Holdings, Ltd.................................    3,160,000   $    109,386
 Road King Infrastructure, Ltd.........................      449,000        201,477
 *Ryoden Development, Ltd..............................    1,912,000        122,566
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        126,114
 SA SA International Holdings, Ltd.....................    1,134,000        125,032
 Safety Godown Co., Ltd................................      408,000        215,772
 *Saint Honore Holdings, Ltd...........................      128,000         10,503
 *Same Time Holdings, Ltd..............................      410,000         10,040
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        168,262
 Sea Holdings, Ltd.....................................    1,068,000        246,464
 *Seapower International Holdings, Ltd.................      854,000         10,949
 *Seapower Resources International, Ltd................    2,528,000         35,652
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,245
 Shaw Brothers Hong Kong, Ltd..........................      325,000        252,086
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        188,252
 *Shenyin Wanguo (Hong Kong), Ltd......................      847,500         36,943
 *Shenzhen International Holdings, Ltd.................    6,187,500        245,916
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         39,423
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         61,062
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        122,845
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         62,326
 Shui On Construction & Materials, Ltd.................      218,000        248,746
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         32,587
 *Shun Ho Resources Holdings, Ltd......................      483,000         14,242
 *Shun Shing Holdings, Ltd.............................    2,573,600        283,759
 Shun Tak Holdings, Ltd................................    3,422,000        408,012
 *Silver Grant International Industries, Ltd...........    2,087,000        132,446
 Sime Darby Hong Kong, Ltd.............................    1,040,000        513,339
 *Simsen Metals & Holdings, Ltd........................    1,024,000          8,140
 *Sincere Co., Ltd.....................................      505,500         20,739
 Sing Tao Holdings, Ltd................................      913,000        138,122
 *Singamas Container Holdings, Ltd.....................      320,000         13,128
 *Sino Foundations Holdings, Ltd.......................    1,074,000         22,582
 *Sinocan Holdings, Ltd................................      350,000          3,500
 *Skynet (International Group) Holdings, Ltd...........      244,240          5,292
 Solartech International Holdings, Ltd.................    4,960,000         10,174
 *Sound International, Ltd.............................       79,200          1,239
 South China Brokerage Co., Ltd........................    4,060,000         64,544
 South China Industries, Ltd...........................    1,124,000         46,113
 *South China Strategic Investments, Ltd...............      857,400         80,245
 *South Sea Development Co., Ltd.......................    2,603,158         41,384
 Southeast Asia Properties & Finance, Ltd..............      175,692         45,050
 Starlight International Holdings, Ltd.................    5,245,170        102,215
 *Stelux Holdings International, Ltd...................    1,307,702         35,543
 Styland Holdings, Ltd.................................       25,452          1,893
 *Sun Fook Kong Holdings, Ltd..........................    1,778,000        200,597
 Sun Hung Kai & Co., Ltd...............................    3,338,600        569,281
 *Suncorp Technologies, Ltd............................      158,400          1,097
 Suwa International Holdings, Ltd......................    1,062,000         34,039
 *Swank International Manufacturing Co., Ltd...........      638,000          5,071

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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Symphony Holdings, Ltd...............................    6,950,000   $     67,719
 *Tack Hsin Holdings, Ltd..............................      542,000        115,350
 Tai Cheung Holdings, Ltd..............................    1,445,000        196,374
 Tai Fook Securities Group, Ltd........................       72,000         13,662
 Tai Sang Land Development, Ltd........................      627,984        137,675
 *Tak Sing Alliance Holdings, Ltd......................    2,909,865         74,613
 *Tak Wing Investment Holdings, Ltd....................      432,800         36,622
 Tan Chong International Limited.......................      402,000         48,447
 Techtronic Industries Co., Ltd........................    1,330,000        284,760
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000        211,079
 Termbray Industries International (Holdings), Ltd.....    2,304,900        147,752
 Tern Properties Co., Ltd..............................       61,200         11,299
 Texwinca Holdings, Ltd................................    1,074,000        194,148
 *Tian An China Investments Co., Ltd...................    4,355,750         74,830
 Tian Teck Land, Ltd...................................    1,098,000        201,302
 Trasy Gold Ex, Ltd....................................        2,060             70
 *Triplenic Holdings, Ltd..............................    2,378,000         22,256
 Tristate Holdings, Ltd................................      138,000         29,370
 Truly International Holdings, Ltd.....................    1,014,000        370,504
 *Tung Fong Hung Holdings, Ltd.........................    1,157,745         24,788
 Tungtex (Holdings) Co., Ltd...........................      788,000        111,129
 *Tysan Holdings, Ltd..................................    1,040,773         29,222
 *UDL Holdings, Ltd....................................       23,700            258
 *USI Holdings, Ltd....................................      928,999        146,498
 *United Power Investment, Ltd.........................    1,664,000         58,667
 *Universal Appliances, Ltd............................    2,770,000         24,149
 Van Shung Chong Holdings, Ltd.........................      854,400        131,448
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         94,124
 Vitasoy International Holdings, Ltd...................      819,000        111,301
 Wah Ha Realty Co., Ltd................................      278,600         31,075
 *Wah Nam Group, Ltd...................................    1,934,800          5,953
 *Wai Kee Holdings, Ltd................................    1,562,738         86,152
 Wang On Group, Ltd....................................      774,000         22,426
 *Wiltec Holdings, Ltd.................................      378,511          9,948
 *Winfoong International, Ltd..........................    1,210,000         38,782
 Wing Fai International, Ltd...........................    3,380,000         61,101
 Wing On Co. International, Ltd........................      565,000        228,176
 Wing Shan International, Ltd..........................      896,000         43,652
 *Winsan China Investment Group, Ltd...................      384,000         11,816
 Winsor Industrial Corp., Ltd..........................      498,000        162,810
 *Winsor Properties Holdings, Ltd......................      498,000        169,194
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         23,677
 Wong's International (Holdings), Ltd..................    1,012,000        301,657
 *Wong's Kong King International (Holdings), Ltd.......    1,139,600         37,987
 World Houseware (Holdings), Ltd.......................      586,447         11,278
 YGM Trading, Ltd......................................      228,000        152,002
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         71,655
 Yaohan International Caterers, Ltd....................      512,000         42,667
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         23,962
 *Yeebo International Holdings, Ltd....................       40,800          2,092
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,963
 *Yoshiya International Corp., Ltd.....................      612,300         32,185
 Yugang International, Ltd.............................   11,916,000        106,940
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         18,154
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $75,619,188)...................................                  37,695,499
                                                                       ------------

                                                            SHARES            VALUE
                                                            ------            -----

RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600   $      1,052
 *Asia Standard Hotel Group, Ltd. Warrants 10/08/01....        7,600             19
 *Asia Standard International Group Warrants
   09/30/01............................................      574,000          1,472
 *Champion Technology Warrants 12/22/01................    2,370,949         15,807
 *Companion Building Material International Holdings,
   Ltd. - Warrants 08/13/02............................    3,463,213          4,440
 *Gold-Face Holdings, Ltd. Warrants 09/30/01...........      182,145          4,670
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844          7,195
 *Hikari Tsushin International, Ltd. Warrants
   04/27/02............................................      449,600          2,997
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............      132,053              0
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000          1,723
 *Mui Hong Kong, Ltd. Warrants 06/19/05................      369,000          1,325
 *Road King Infrastructure, Ltd. 09/05/03..............       89,800          3,454
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            660
 *Styland Holding, Ltd. Warrants 12/31/01..............      509,040            653
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      290,986          1,268
 *Yunnan Enterprises Holdings, Ltd. Warrants
   09/30/02............................................       48,000            246
 *eSun Holdings, Ltd. Rights...........................      326,800              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      48,044
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $21,495)......................................                      21,494
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $75,640,683)...................................                  37,765,037
                                                                       ------------
NEW ZEALAND -- (11.7%)
COMMON STOCKS -- (11.6%)
 *AFFCO Holdings, Ltd..................................      503,188         93,517
 *Advantage Group, Ltd.................................      101,600         58,445
 Baycorp Holdings, Ltd.................................      200,614      1,065,260
 CDL Hotels NZ, Ltd....................................      657,244         55,839
 CDL Investments NZ, Ltd...............................      240,073         22,840
 Cavalier Corp., Ltd...................................       88,507        169,190
 Ceramco Corp., Ltd....................................       77,120         61,426
 Colonial Motor Co., Ltd...............................       47,895         55,103
 Corporate Investments, Ltd............................      503,564        880,167
 *Cue Energy Resources NL..............................      452,354          9,208
 DB Group, Ltd.........................................      132,089        274,712
 Ebos Group, Ltd.......................................       57,108         69,493
 *Evergreen Forests, Ltd...............................      323,301         70,100
 Fernz Corp., Ltd......................................      391,902        676,325
 Fisher & Paykel Industries, Ltd.......................      307,890      1,087,206

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Force Corp., Ltd......................................      380,914   $     40,453
 Hallenstein Glassons Holdings, Ltd....................      142,638        144,539
 Hellaby Holdings, Ltd.................................      118,179         91,515
 Horizon Energy Distribution, Ltd......................        8,084         32,373
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,440,311
 *Kingsgate International Corp., Ltd...................      479,679         27,594
 *Met Lifecare, Ltd....................................      144,900         67,965
 Michael Hill International, Ltd.......................       90,546        134,223
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760      1,185,039
 *New Zealand Oil & Gas, Ltd...........................      402,731         53,463
 New Zealand Refining Co., Ltd.........................       62,819        378,045
 Northland Port Corp. (New Zealand), Ltd...............      108,571         84,075
 Nuplex Industries, Ltd................................      188,848        288,300
 *Otter Gold Mines, Ltd................................       89,321         13,438
 Owens Group, Ltd......................................      138,522         52,715
 PDL Holdings, Ltd.....................................       33,381         53,767
 *Pacific Retail Group, Ltd............................      123,160         67,578
 Port of Tauranga, Ltd.................................      200,316        480,428
 Ports of Auckland.....................................      347,158        683,597
 Radio Pacific, Ltd....................................        5,200         20,732
 Reid Farmers, Ltd.....................................      146,734         51,944
 Restaurant Brand New Zealand, Ltd.....................      226,417        129,244
 *Richina Pacific, Ltd.................................      137,322         24,306
 Sanford, Ltd..........................................      250,512        536,522
 Scott Technology, Ltd.................................       48,074         46,800
 *Seafresh Fisheries...................................       80,520          2,138
 Shotover Jet, Ltd.....................................      106,500         21,207
 Sky City, Ltd.........................................      263,975        948,489
 South Eastern Utilities, Ltd..........................      147,679         68,615
 South Port New Zealand, Ltd...........................       30,744         14,693
 Steel & Tube Holdings, Ltd............................      151,610        100,631
 *Summit Gold, Ltd.....................................      107,419          4,040
 Tasman Agriculture, Ltd...............................      261,760        156,369
 Taylors Group, Ltd....................................       29,646         15,480
 Tourism Holdings, Ltd.................................      222,252        180,958
 *Trans Tasman Properties, Ltd.........................      891,408         72,184
 Tranz Rail Holdings, Ltd..............................      316,409        497,039
 Trustpower, Ltd.......................................      458,529        608,697
 Warehouse Group, Ltd..................................      503,486      1,336,755
 Waste Management NZ, Ltd..............................      254,272        478,190
 Williams & Kettle, Ltd................................       38,372         51,109
 Wrightson, Ltd........................................      317,720         88,572
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,529,803)...................................                  15,422,963
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
 Capital Properties New Zealand, Ltd. Notes 8.500%,
   04/15/05
   (Cost $210,192).....................................   $      201         86,593
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $30,984)......................................                      31,770
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $18,770,979)...................................                  15,541,326
                                                                       ------------

MALAYSIA -- (0.3%)

                                                            SHARES            VALUE
                                                            ------            -----
                                                            (000)
COMMON STOCKS -- (0.3%)
 *Aokam Perdana Berhad.................................        7,100   $      3,008
 *Apl Industries Berhad................................        4,100            896
 *Arensi Holdings (Malaysia) Berhad....................       33,000          3,561
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Mun Loong Berhad.....................................       40,000          6,158
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *SCK Group Berhad.....................................       22,000              0
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Taiping Consolidated Berhad..........................      232,000         12,821
 *Westmont Industries Berhad...........................      223,520         52,351
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $3,085,047)....................................                     421,212
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950            684
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,303)........................................                         684
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (0.5%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.63%,
   01/02/2001 (Collateralized by U.S. Treasury Notes
   3.375%, 02/15/01, valued at $638,756) to be
   repurchased at $628,393.
   (Cost $628,000).....................................   $      628        628,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $205,218,892)+.................................                $133,416,534
                                                                       ============

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities
   +  The cost for federal income tax purposes is $205,797,243.
   @  Denominated in local currency

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2000
                                  (UNAUDITED)

                                                            SHARES            VALUE
                                                            ------            -----
UNITED KINGDOM -- (99.5%)
COMMON STOCKS -- (99.5%)
 600 Group P.L.C.......................................      100,910   $     92,705
 AEA Technology P.L.C..................................       35,300        148,965
 AIM Group P.L.C.......................................       32,063         79,028
 AIT Group P.L.C.......................................        4,000         70,806
 API Group P.L.C.......................................       51,500        163,478
 ASDA Property Holdings P.L.C..........................       94,000        291,366
 *ASW Holdings P.L.C...................................      949,314         88,630
 Abacus Polar P.L.C....................................       75,000        442,538
 Abbeycrest P.L.C......................................       42,590         62,667
 Abbot Group P.L.C.....................................       92,595        179,122
 Acal P.L.C............................................       13,671        139,378
 *Acatos & Hutcheson P.L.C.............................       79,000         62,545
 Action Computer Supplies Holdings, Ltd................       88,000         48,967
 Adam & Harvey Group P.L.C.............................       10,500         17,646
 *Advanced Medical Solutions P.L.C.....................       24,258          3,805
 *Advanced Power Components, Ltd.......................        4,000         22,437
 *African Lakes Corp. P.L.C............................        7,760          3,767
 Airflow Streamlines P.L.C.............................       20,500         35,523
 Airsprung Furniture Group P.L.C.......................       58,000         61,081
 Alba P.L.C............................................      105,025        957,007
 *Alexanders Holdings P.L.C............................       71,000         28,371
 Alexandra Workwear P.L.C..............................       86,243        142,357
 *Alexon Group P.L.C...................................      106,500        101,022
 Allders P.L.C.........................................       16,000         25,693
 Allen P.L.C...........................................       25,000         90,562
 Alpha Airports Group P.L.C............................      331,241        235,034
 Alphameric P.L.C......................................       72,688        298,056
 Alumasc Group P.L.C...................................      100,245        187,182
 Alvis P.L.C...........................................      150,000        236,394
 *Amberley Group P.L.C.................................      200,000         70,209
 Amec P.L.C............................................       44,853        231,490
 Amey P.L.C............................................       59,000      1,692,177
 Amstrad P.L.C.........................................      149,652        282,791
 *Andrew Sykes Group P.L.C.............................      203,650        179,485
 Anglesey Mining P.L.C.................................       55,000          1,643
 Anglian Group P.L.C...................................      126,280        347,092
 Anglo Eastern Plantations P.L.C.......................       57,166         37,574
 Anite Group P.L.C.....................................      250,000        629,263
 Applied Optical Technologies P.L.C....................       21,300         39,295
 Aquarius Group P.L.C..................................        8,000          5,019
 *Arena Leisure P.L.C..................................       62,500         98,031
 *Armitage Brothers P.L.C..............................        4,000         13,145
 *Armour Trust P.L.C...................................      198,500         53,373
 Ascot P.L.C...........................................       53,435        206,737
 Ashtenne Holdings P.L.C...............................       50,000        149,753
 Aukett Associates P.L.C...............................      144,174         39,843
 Austin Reed Group P.L.C...............................       68,999        105,132
 Avesco P.L.C..........................................       29,998        396,577
 Avon Rubber P.L.C.....................................       60,364        185,754
 *Axis-Shield P.L.C....................................       18,284        159,096
 *Azlan Group P.L.C....................................      185,000        498,817
 BICC P.L.C............................................       15,000         26,776
 BNB Resources P.L.C...................................       49,000         82,346
 BPP Holdings P.L.C....................................       53,250        340,054
                                                            SHARES            VALUE
                                                            ------            -----

 *BS P.L.C.............................................        7,000   $     16,731
 BSS Group P.L.C.......................................       47,905        261,196
 Babcock International Group P.L.C.....................      310,464        484,641
 Baggeridge Brick P.L.C................................       98,000        138,341
 Bailey (Ben) Construction P.L.C.......................       26,000         14,759
 Bailey (C.H.) P.L.C...................................      109,500         11,450
 Bailey (C.H.) P.L.C. Class B..........................       10,000          3,286
 Barlows P.L.C.........................................       50,000         49,669
 Barr (A.G.) P.L.C.....................................       43,000        237,021
 Baynes (Charles) P.L.C................................      341,378        249,876
 Beattie (James) P.L.C.................................      132,247        272,620
 Bellway P.L.C.........................................       93,000        475,813
 Bemrose Corp. P.L.C...................................       50,375        325,081
 Benchmark Group P.L.C.................................       26,892        121,920
 Bentalls P.L.C........................................       91,617        101,959
 Bespak P.L.C..........................................       55,918        501,182
 Bett Brothers P.L.C...................................       33,108        100,150
 *Biocompatibles International P.L.C...................       31,250        170,853
 *Biotrace International P.L.C.........................       50,000         23,154
 Birse Group P.L.C.....................................      421,901         44,116
 *Bizspace P.L.C.......................................        8,695          3,182
 Black (Peter) Holdings P.L.C..........................      111,495        582,929
 Black Arrow Group P.L.C...............................       56,500         73,006
 Blacks Leisure Group P.L.C............................       60,959        209,439
 *Blagden Industries P.L.C.............................      131,092         21,541
 Blick P.L.C...........................................       68,555        239,633
 Bloomsbury Publishing P.L.C...........................        3,307         43,101
 Body Shop International P.L.C.........................      194,000        311,532
 Boosey & Hawkes P.L.C.................................       35,500         73,712
 Boot (Henry) & Sons P.L.C.............................       47,000        135,152
 Bourne End Properties P.L.C...........................      141,021        141,140
 Bradstock Group P.L.C.................................      130,000         15,050
 Brake Brothers P.L.C..................................       15,600        124,090
 Brammer (H.) P.L.C....................................       86,623        535,058
 Brewin Dolphin Holdings P.L.C.........................       10,309         30,414
 *Bridgend Group P.L.C.................................      651,000         16,999
 Bristol Water Holdings P.L.C..........................       12,000        169,845
 Britax International P.L.C............................      120,297        194,974
 *British Biotech P.L.C................................      198,000         56,936
 British Polythene Industries P.L.C....................       56,740        243,680
 Britt Allcroft Co. P.L.C..............................       25,000        196,995
 Brockhampton Holdings P.L.C...........................       12,000         57,362
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         75,646
 Brooks Service Group P.L.C............................       25,500         74,470
 Brown & Jackson P.L.C.................................      296,819        259,382
 *Brunel Holding PLC...................................       11,935          4,814
 Bryant Group P.L.C....................................       22,932         50,185
 Budgens P.L.C.........................................      306,137        331,548
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          9,545
 Bullough P.L.C........................................      256,000        149,141
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        388,612
 *Burn Stewart Distillers P.L.C........................      142,500         39,380
 Burnden Leisure P.L.C.................................       33,000          4,190
 Burndene Investments P.L.C............................      175,001         82,346
 Burtonwood Brewery P.L.C..............................       38,000         99,054
 Business Post Group P.L.C.............................       25,000         85,520

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *CLS Holdings P.L.C...................................      102,907   $    308,214
 Cadcentre Group P.L.C.................................       10,000         82,234
 Caffyns P.L.C.........................................        6,000         27,561
 *Cairn Energy P.L.C...................................       60,206        184,818
 *Calluna P.L.C........................................       77,140          9,795
 Camellia P.L.C........................................        2,950        132,201
 Cammell Laird Group P.L.C.............................      256,158        112,881
 Cannons Group P.L.C...................................      188,000        379,126
 *Cantab Pharmaceuticals P.L.C.........................       80,000        157,148
 Cape P.L.C............................................      119,518         40,171
 Capital Bars P.L.C....................................       70,000         28,233
 Carbo P.L.C...........................................      240,557         37,731
 Carclo Engineering Group P.L.C........................      100,463        183,838
 *Care UK P.L.C........................................        9,000         32,468
 Carlisle Holdings, Ltd................................        8,709         57,242
 Carpetright P.L.C.....................................       95,000        730,842
 Carr's Milling Industries P.L.C.......................       19,000         33,349
 Castings P.L.C........................................       79,000        156,954
 *Cenes Pharmaceuticals P.L.C..........................       18,000         15,595
 Chamberlin & Hill P.L.C...............................       18,000         48,802
 Chapelthorpe P.L.C....................................      497,507        152,351
 Charles Taylor Group P.L.C............................        6,000         33,476
 Chemring Group P.L.C..................................       49,000        240,450
 Chime Communications P.L.C............................       15,063         47,252
 Chloride Group P.L.C..................................      485,500      1,193,020
 Christie Group P.L.C..................................       53,263         48,932
 Chrysalis Group P.L.C.................................      311,680      1,664,476
 Churchill China P.L.C.................................       30,000         67,669
 City Centre Restaurants P.L.C.........................      433,500        312,449
 Clarkson (Horace) P.L.C...............................       44,733        110,257
 *Clinical Computing P.L.C.............................       40,000         15,834
 Clinton Cards P.L.C...................................      124,460        190,566
 *Clubhaus P.L.C.......................................       31,694         24,382
 Clydeport P.L.C.......................................       12,500         44,160
 Colefax & Fowler Group P.L.C..........................       60,000         67,669
 *Communisis P.L.C.....................................      237,134        681,894
 Community Hospitals Group P.L.C.......................       63,833        519,678
 Compel Group P.L.C....................................        5,000          6,087
 *Consolidated Coal P.L.C..............................           92              0
 Coral Products P.L.C..................................       50,000         48,548
 *Corporate Services Group P.L.C.......................       82,200         71,218
 Cosalt P.L.C..........................................       30,700        107,541
 Countryside Property P.L.C............................      138,259        323,221
 Countrywide Assured Group P.L.C.......................      101,746        154,268
 Courts P.L.C..........................................      110,722        640,912
 *Cradley Group Holdings P.L.C.........................       80,000         28,083
 Crest Nicholson P.L.C.................................      267,250        660,706
 Creston Land & Estates P.L.C..........................        5,000          6,722
 Croda International P.L.C.............................       40,802        164,870
 Cropper (James) P.L.C.................................       22,000         75,258
 *Culver Holdings P.L.C................................          338            311
 *DBS Management P.L.C.................................        9,000         10,218
 DCS Group P.L.C.......................................       10,000         14,191
 DFS Furniture Co. P.L.C...............................       41,300        219,013
 DTZ Holdings P.L.C....................................       89,500        233,966
 Daejan Holdings P.L.C.................................       23,000        407,994
 Dairy Crest Group P.L.C...............................        5,000         19,233
 *Danka Business Systems P.L.C.........................       15,000          1,681
 Dart Group P.L.C......................................       74,000        382,473
 Davis Service Group P.L.C.............................       10,000         42,050
 Dawson International P.L.C............................      204,384        206,083
 Delancey Estates P.L.C................................       53,758         83,917
                                                            SHARES            VALUE
                                                            ------            -----

 *Delaney Group P.L.C..................................      270,000   $          0
 Delta P.L.C...........................................      150,000        341,707
 Delyn Group P.L.C. ...................................       22,500         87,723
 Densitron International P.L.C.........................       42,386         89,276
 Derwent Valley Holdings P.L.C.........................       90,000        990,165
 Development Securities P.L.C..........................       50,000        244,610
 Dewhirst Group P.L.C..................................      275,760        220,383
 Dewhurst P.L.C........................................        9,000         10,218
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         15,050
 Diagonal P.L.C........................................       25,200         74,346
 *Dialog Corp. P.L.C...................................      115,000         40,370
 Dicom Group P.L.C.....................................       30,000        210,626
 Diploma P.L.C.........................................       48,000        185,351
 Dixon Motors P.L.C....................................       55,408        139,879
 Domestic & General Group P.L.C........................       10,300        105,780
 Domino Printing Sciences P.L.C........................      335,935      1,141,640
 Domnick Hunter Group P.L.C............................       30,000        155,729
 Dowding & Mills P.L.C.................................      336,440        201,030
 Druck Holdings P.L.C..................................        8,000         22,706
 EBC Group P.L.C.......................................       30,000         34,283
 East Surrey Holdings P.L.C............................       36,800        100,324
 Edinburgh Fund Managers Group P.L.C...................       61,000        625,551
 Eldridge Pope & Co. P.L.C.............................       25,000         72,823
 Eleco Holdings P.L.C..................................      104,685         46,914
 Electronic Data Processing P.L.C......................       55,200         56,896
 Electronics Boutique P.L.C............................      150,000        109,794
 Ellis & Everard P.L.C.................................      191,313        881,642
 Emess P.L.C...........................................      288,250        102,265
 *Energy Technique P.L.C...............................       77,856          6,106
 Ennstone P.L.C........................................      135,323         64,687
 Eurocopy P.L.C........................................      131,000         59,685
 Eurodis Electron P.L.C................................       87,500        211,093
 Euromoney Institutional Investors P.L.C...............       65,000        575,300
 European Colour P.L.C.................................       82,090         74,189
 European Motor Holdings P.L.C.........................      118,325        107,820
 *European Telecom P.L.C...............................        7,000          7,267
 Europower P.L.C.......................................      232,092         19,935
 Expamet International P.L.C...........................      139,749        204,582
 Expro International Group P.L.C.......................       50,000        308,096
 *FII Group P.L.C......................................       41,166         62,109
 Falcon Holdings P.L.C.................................        5,500         17,664
 Fenner P.L.C..........................................      215,276        300,677
 Ferguson International Holdings P.L.C.................       89,105         46,587
 Financial Objects P.L.C...............................        7,000         10,613
 Fine Art Developments P.L.C...........................      108,000        367,027
 First Technology P.L.C................................      117,111        929,808
 *Firth (G.M.) Holdings P.L.C..........................      163,080         43,850
 Firth Rixson P.L.C....................................      416,888        202,393
 Fisher (Albert) Group P.L.C...........................       26,000         36,314
 *Flare Group P.L.C....................................       20,600              0
 Folkes Group P.L.C....................................       28,000         39,108
 Folkes Group P.L.C. Non-Voting........................       65,500         82,678
 *Forminster P.L.C.....................................       43,333         17,801
 Forth Ports P.L.C.....................................      126,000      1,209,306
 *Fortress Holdings P.L.C..............................      120,728         49,594
 *Foster (John) & Son P.L.C............................       27,500          4,416
 Freeport Leisure P.L.C................................       12,300        101,239
 French Connection Group P.L.C.........................       25,000        264,216
 *Friendly Hotels P.L.C................................       51,533         28,098

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Friends, Ivory & Sime P.L.C...........................       78,125   $    523,997
 Frogmore Estates P.L.C................................       51,000        463,578
 Fuller, Smith & Turner P.L.C. Series A................       20,000        101,578
 Fulmar P.L.C..........................................      107,500        115,620
 *GEI International P.L.C..............................       90,895          3,055
 Galliford P.L.C.......................................      467,870        176,473
 Games Workshop Group P.L.C............................        8,000         16,014
 Gardner Group P.L.C...................................       26,923         58,315
 Garton Engineering P.L.C..............................       10,248          9,951
 Gaskell P.L.C.........................................       36,000         19,091
 *Gearhouse Group P.L.C................................       25,000         10,830
 Geest P.L.C...........................................       86,082        659,020
 Georgica P.L.C........................................       53,033         60,208
 Gibbs & Dandy P.L.C...................................        4,500         20,502
 *Gioma Restaurants P.L.C..............................      100,000         60,499
 Gleeson (M.J.) Group P.L.C............................       22,471        259,306
 Glenchewton P.L.C.....................................       50,000         58,818
 Glenmorangie P.L.C....................................       20,000        180,003
 *Glotel P.L.C.........................................       11,300         80,180
 Go-Ahead Group P.L.C..................................       20,000        191,505
 Gowrings P.L.C........................................        5,000          7,282
 Grainger Trust, Ltd...................................       22,000        214,435
 Grampian Holdings P.L.C...............................      200,324        197,501
 Grantchester Holdings P.L.C...........................       54,000        164,154
 Greene King P.L.C.....................................       23,039        187,565
 *Greenwich Resources P.L.C............................      219,332         14,744
 Greggs P.L.C..........................................       26,000        932,131
 Guiness Peat Group P.L.C..............................      122,301         80,385
 Haden Maclellan Holdings P.L.C........................      206,224        126,304
 Halma P.L.C...........................................       30,000         61,395
 Halstead (James) Group P.L.C..........................       71,883        210,462
 Hamley's P.L.C........................................       47,500        100,047
 Hampson Industries P.L.C..............................      507,431        246,350
 *Hampton Trust P.L.C..................................      232,050         46,796
 Hanover International P.L.C...........................       11,420         15,609
 Hardys & Hansons P.L.C................................       48,000        181,766
 *Hartstone Group P.L.C................................      640,263         66,950
 Harvey Nash Group.....................................      125,000      1,619,839
 Havelock Europa P.L.C.................................       64,250         28,793
 *Hawtal Whiting Holdings P.L.C........................       22,588          6,411
 Hawtin P.L.C..........................................      196,500         38,159
 Haynes Publishing Group P.L.C.........................       14,703         30,200
 Headlam Group P.L.C...................................      228,861        468,365
 Heath (Samuel) & Sons P.L.C...........................        7,500         24,088
 Helical Bar P.L.C.....................................       35,000        400,488
 *Helphire Group P.L.C.................................      134,600        148,788
 Henlys Group P.L.C....................................        8,303         51,162
 Heywood Williams Group P.L.C..........................       50,400        122,342
 Highbury House Communications P.L.C...................      439,166        373,935
 High-Point P.L.C......................................       57,510        105,238
 Hill & Smith Holdings P.L.C...........................       86,850         83,680
 Hit Entertainment P.L.C...............................       31,848        193,866
 Hitachi Credit (UK) P.L.C.............................       11,412         41,766
 Holidaybreak P.L.C....................................       92,974        463,180
 *Horace Small Apparel P.L.C...........................      137,500        457,009
 *Howard Holdings P.L.C................................       57,730         34,926
 Hughes (T.J.) P.L.C...................................        5,625         26,342
 Hunting P.L.C.........................................      223,174        525,069
 *Huntingdon Life Sciences Group P.L.C.................      234,550          7,883
                                                            SHARES            VALUE
                                                            ------            -----

 *Huntsworth P.L.C.....................................       54,000   $     34,283
 IAF Group P.L.C.......................................       30,000         21,735
 IMS Group P.L.C.......................................       75,000         62,740
 *ISA International P.L.C..............................       95,214         28,802
 *Imagination Technologies Group P.L.C.................      225,366        764,199
 Incepta Group P.L.C...................................      151,000        251,504
 *Industrial and Commercial Holdings...................        5,000            112
 Intelek P.L.C.........................................       79,904         42,373
 Interx P.L.C..........................................       20,000        212,120
 Isotron P.L.C.........................................       30,500        175,409
 Ite Group P.L.C.......................................      129,545         96,757
 J.& J. Dyson P.L.C....................................       28,500         55,558
 *JKX Oil and Gas P.L.C................................       20,533          4,217
 Jacobs (John I.) P.L.C................................      116,000         52,851
 Jardine Lloyd Thompson Group P.L.C....................      178,801      1,291,394
 Jarvis Hotels P.L.C...................................      300,000        432,455
 Jarvis P.L.C..........................................      300,000        976,945
 Jarvis Porter Group P.L.C.............................       99,894         38,052
 John David Sports P.L.C...............................      114,500        443,849
 Johnson Group Cleaners P.L.C..........................      110,535        433,433
 Johnston Group P.L.C..................................       26,000        158,268
 Joseph (Leopold) Holdings P.L.C.......................       14,000        166,783
 Jourdan (Thomas) P.L.C................................       40,000         29,876
 *Kalamazoo Computer Group P.L.C.......................       56,120         13,832
 Keller Group P.L.C....................................      110,000        270,303
 *Kenwood Appliances P.L.C.............................      100,892        123,584
 Kier Group P.L.C......................................        7,539         32,546
 Kleeneze P.L.C........................................       84,300        286,485
 Kunick P.L.C..........................................      420,000         84,698
 Laing (John) P.L.C....................................      103,977        617,400
 Laird Group P.L.C.....................................        6,000         31,235
 Lambert Howarth Group P.L.C...........................       25,200         63,994
 *Lamont Holdings P.L.C................................       72,231         16,724
 Laura Ashley Holdings P.L.C...........................      249,150         66,992
 Lavendon Group P.L.C..................................        4,800         36,210
 Leeds Group P.L.C.....................................       86,938         57,791
 *Leeds Sporting P.L.C.................................       66,000         12,324
 Leicester City P.L.C..................................      100,000         82,159
 *Lilleshall P.L.C.....................................       51,564         53,533
 Lincat Group P.L.C....................................        4,000         16,880
 Linton Park P.L.C.....................................       39,000        179,144
 Linx Printing Technologies P.L.C......................       27,000        146,004
 Litho Supplies P.L.C..................................      100,000        113,529
 Locker (Thomas) Holdings P.L.C........................      176,168         40,132
 London Clubs International P.L.C......................      125,000        123,239
 *London Forfeiting Co.................................       12,000          6,453
 London Scottish Bank P.L.C............................      263,000        463,586
 Lookers P.L.C.........................................       53,160         60,749
 *Lorien P.L.C.........................................       60,000         68,565
 Low & Bonar P.L.C.....................................       65,000         97,582
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985         14,116
 Luminar P.L.C.........................................       34,221        341,222
 Lynx Holdings P.L.C...................................      100,000        132,201
 *M.L. Laboratories P.L.C..............................       35,417         66,661
 *MDIS Group P.L.C.....................................      285,600        293,308
 MFI Furniture Group P.L.C.............................      450,000        465,505
 MMT Computing P.L.C...................................        3,000         23,639
 MS International P.L.C................................       71,500         42,189
 MSB International P.L.C...............................       16,000         27,486
 MacDonald Hotels P.L.C................................       15,500         31,142

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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 MacFarlane Group Clansman P.L.C.......................      228,287   $    206,314
 Macro 4 P.L.C.........................................       42,500        571,379
 Maiden Group P.L.C....................................       16,800        119,205
 Mallett P.L.C.........................................       24,837         58,620
 Manganese Bronze Holdings P.L.C.......................       32,184         61,297
 Marshalls P.L.C.......................................      225,800        796,028
 Martin International Holdings P.L.C...................      135,800         25,864
 *Marylebone Warwick Balfour Group P.L.C...............       54,831        191,252
 Marylebone Warwick Balfour Group P.L.C................       18,167         65,538
 Mayflower Corp. P.L.C.................................      403,800        458,429
 McAlpine (Alfred) P.L.C...............................      171,111        594,283
 McBride P.L.C.........................................       10,000          9,486
 McCarthy & Stone P.L.C................................      194,968        840,237
 McKay Securities P.L.C................................       68,500        177,023
 McLeod Russel Holdings P.L.C..........................      149,524        146,300
 *Meconic P.L.C........................................        6,000         18,194
 Medical Solu..........................................       13,500         30,048
 Meggitt P.L.C.........................................      131,277        408,872
 Mentmore Abbey P.L.C..................................      262,423        838,896
 Menzies (John) P.L.C..................................        5,000         27,859
 *Merant P.L.C.........................................      172,500        244,796
 Merchant Retail Group P.L.C...........................      185,666        194,144
 Merrydown P.L.C.......................................       59,927         25,960
 Metal Bulletin P.L.C..................................       95,500        499,303
 Metalrax Group P.L.C..................................      358,740        361,723
 *Metaltech International P.L.C........................      401,163          5,094
 Mice Group P.L.C......................................       15,909         29,706
 Microgen Holdings P.L.C...............................       88,000        404,222
 Mitie Group P.L.C.....................................      250,000      1,420,977
 Molins P.L.C..........................................       68,000        167,604
 Moorfield Estates P.L.C...............................      333,333        175,521
 Moss Brothers Group P.L.C.............................      163,400         72,006
 Mowlem (John) & Co. P.L.C.............................      309,656        566,641
 Mucklow (A & J) Group P.L.C...........................      175,000        465,319
 *NXT P.L.C............................................       14,754        154,828
 Nestor Healthcare Group P.L.C.........................      180,200      1,318,996
 *Netbenefit P.L.C.....................................        3,000          5,714
 *Network Technology P.L.C.............................       15,000          3,361
 Newcastle United P.L.C................................       48,923         33,617
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550        105,874
 Nightfreight P.L.C....................................      125,000        101,765
 Nord Anglia Education P.L.C...........................        5,000         11,465
 Northamber P.L.C......................................       75,888        128,665
 Northgate P.L.C.......................................      118,200        663,893
 Novara P.L.C..........................................      228,591         85,367
 *OEM P.L.C............................................       12,000          4,930
 Oasis Stores..........................................       13,000         11,457
 Ocean Wilson Holdings, Ltd............................       84,250        110,121
 Ockham Holdings P.L.C.................................      122,000        140,328
 Old English Pub Company P.L.C.........................       65,000         86,416
 *Orbis P.L.C..........................................      142,859        114,704
 Osborne & Little P.L.C................................       11,200         79,888
 *Osprey Communications P.L.C..........................       23,524            527
 Owen (H.R.) P.L.C.....................................       30,000         45,934
 Oxford Instruments P.L.C..............................       99,838        272,923
 Oxford Molecular Group P.L.C..........................       41,440         23,214
 PGA European Tour Courses P.L.C.......................       80,000         61,545
 *PPL Therapeutics P.L.C...............................        9,000         25,947
 PSD Group.............................................       43,500        620,562
 *Paladin Resources P.L.C..............................       74,000         34,820
                                                            SHARES            VALUE
                                                            ------            -----

 Paragon Group of Companies P.L.C......................       47,000   $    177,277
 Parity Group P.L.C....................................      128,750        242,332
 *Park Food Group P.L.C................................      291,600         44,648
 *Partners Holdings P.L.C..............................       40,000          7,469
 Partridge Fine Arts P.L.C.............................       58,000         55,017
 Paterson Zochonis P.L.C...............................       22,000        111,572
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        118,981
 Pendragon P.L.C.......................................       95,750        245,299
 *Peptide Therapeutics Group P.L.C.....................       35,000         54,113
 Perkins Foods P.L.C...................................      280,000        502,962
 Perry Group P.L.C.....................................       47,666         74,408
 Peterhouse Group P.L.C................................       85,427        553,193
 *Pex P.L.C............................................       85,517          1,597
 Photobition Group P.L.C...............................       38,300         55,782
 Photo-Me International P.L.C..........................      120,064        172,178
 *Photo-Scan P.L.C.....................................       40,777         76,750
 Phytopharm............................................       10,600        134,591
 Pic International Group P.L.C.........................       55,000         28,345
 Pifco Holdings P.L.C..................................       32,666         75,147
 Pittards P.L.C........................................       60,985         53,293
 Planit Holdings P.L.C.................................       35,000         54,374
 Plantation & General Investment P.L.C.................       70,623         24,792
 *Plasmon P.L.C........................................      100,000        168,053
 Portmeirion Potteries (Holdings) P.L.C................       22,856         55,140
 Porvair P.L.C.........................................       35,000        216,452
 *Powderject Pharmaceuticals P.L.C.....................       30,400        268,609
 Precoat International P.L.C...........................       25,000         34,918
 *Premier Consolidated Oilfields P.L.C.................      152,488         34,737
 Pressac Holdings P.L.C................................      176,166        385,525
 *Princedale Group P.L.C...............................      250,000         70,956
 *Probus Estates P.L.C.................................       83,333          3,423
 *Property Partnerships P.L.C..........................       10,000         11,950
 *Proudfoot P.L.C......................................      236,420        268,405
 *Provalis P.L.C.......................................      104,615         26,957
 Prowting P.L.C........................................      157,630        268,433
 QS Holdings P.L.C.....................................       95,775         35,767
 *QSP Group P.L.C......................................       31,250         14,121
 Quick Group P.L.C.....................................       77,887         80,280
 Quintain Estates & Development P.L.C..................      108,350        301,856
 *Qxl.com P.L.C........................................      130,000         17,477
 RJB Mining P.L.C......................................       16,000         15,655
 *RMS Communications P.L.C.............................       15,000              0
 RPS Group P.L.C.......................................       46,200        139,407
 *Radamec Group P.L.C..................................       35,000         17,515
 Ransom (William) & Son P.L.C..........................       30,000         33,611
 *Recognition Systems Group P.L.C......................       27,200        113,158
 Redrow Group P.L.C....................................       89,800        289,079
 *Redstone Telecom P.L.C...............................       33,046         67,382
 *Reece P.L.C..........................................      283,750          5,298
 Reed Executive P.L.C..................................      116,500        391,562
 Reg Vardy P.L.C.......................................      103,597        366,765
 Regent Inns P.L.C.....................................       87,891        159,519
 Reliance Security Group P.L.C.........................        9,000         84,161
 Relyon Group P.L.C....................................       40,777         76,445
 Renishaw P.L.C........................................      146,806      1,567,986
 Renold P.L.C..........................................      144,000        201,125
 Ricardo Group P.L.C...................................       84,709        612,445
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000        173,822

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Rolfe & Nolan P.L.C...................................       24,000   $    140,178
 Roseby's P.L.C........................................       33,500        183,405
 Rotork P.L.C..........................................      165,099        672,053
 Rowe Evans Investments P.L.C..........................       86,917         87,640
 Roxboro Group P.L.C...................................        5,000         25,507
 Roxspur P.L.C.........................................      167,464         73,797
 *Royal Doulton P.L.C..................................       60,000         61,843
 Royalblue Group P.L.C.................................       11,800        185,082
 Russell (Alexander) P.L.C.............................       47,500        106,433
 Rutland Trust P.L.C...................................      544,800        339,771
 S & U P.L.C...........................................       21,140        110,210
 *SEP Industrial Holdings P.L.C........................      100,000         14,191
 SFI Group P.L.C.......................................       26,713         70,231
 SIG P.L.C.............................................      103,200        310,633
 Safeland P.L.C........................................       25,000         15,498
 Salvesen (Christian) P.L.C............................      100,000        209,879
 Sanderson Bramall Motor Group P.L.C...................       68,166        143,575
 *Save Group P.L.C.....................................      175,080        149,075
 Saville (J.) Gordon Group P.L.C.......................      379,926        509,361
 Savills P.L.C.........................................      104,000        339,451
 Scapa Group P.L.C.....................................       30,000         66,101
 *Scottish Radio Holdings..............................       13,100        337,561
 Secure Trust Group P.L.C..............................       27,118        140,768
 Senior Engineering Group P.L.C........................      122,900         96,384
 Severfield-Rowan P.L.C................................       20,000         54,822
 Shaftesbury P.L.C.....................................      137,500        556,627
 Shanks & McEwan Group P.L.C...........................       92,900        314,323
 *Sherwood Group P.L.C.................................      270,000         32,266
 Sherwood International, Ltd...........................       11,000         52,171
 Shiloh P.L.C..........................................       14,500         33,573
 *ShopRite Group P.L.C.................................      204,780         42,061
 Silentnight Holdings P.L.C............................       84,300        215,965
 Simon Engineering P.L.C...............................      348,089        254,788
 Sinclair (William) Holdings P.L.C.....................       53,000         79,963
 Sindall (William) P.L.C...............................       66,000        289,857
 Singapore Para Rubber Estates P.L.C...................       26,000         54,374
 Singer & Friedlander Group P.L.C......................      310,678      1,359,786
 Sirdar P.L.C..........................................      120,545        132,352
 Skillsgroup P.L.C.....................................      177,250        364,067
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500         99,991
 *Soco International P.L.C.............................        9,000         16,940
 *Solvera P.L.C........................................      173,158         12,287
 South Staff Water Holdings P.L.C......................      108,000        657,421
 Southampton Leisure Holdings P.L.C....................       19,615         11,867
 Spirax-Sarco Engineering P.L.C........................       30,100        159,170
 *Sportsworld Media Group P.L.C........................       19,049        139,431
 Spring Group P.L.C....................................      169,495        224,075
 Springwood P.L.C......................................       37,500         87,667
 St. Modwen Properties P.L.C...........................       50,000         75,063
 Stanley (Charles) Group P.L.C.........................       76,800        665,398
 Stanley Leisure Organisation P.L.C....................      221,258        543,698
 Stat-Plus Group P.L.C.................................       58,000         80,142
 *Sterling Publishing Group P.L.C......................       15,000         31,706
 Stirling Group P.L.C..................................      193,011         70,638
 Stoves Group P.L.C....................................       10,000          6,199
 *Stratagem Group P.L.C................................       70,315         16,281
 *Stylo P.L.C..........................................      127,367         44,711
 *Superscape P.L.C.....................................        6,000         22,317
 Swallowfield P.L.C....................................       15,000         20,839
 Swan (John) and Sons P.L.C............................        1,000          6,311
                                                            SHARES            VALUE
                                                            ------            -----

 Syltone P.L.C.........................................       50,400   $     59,101
 *Synstar P.L.C........................................       30,000         21,287
 T & S Stores P.L.C....................................      138,335        704,659
 TGI Group P.L.C.......................................       59,560         45,820
 *Tadpole Technology P.L.C.............................      100,000         77,304
 *Tamaris P.L.C........................................        5,161            193
 *Tandem Group P.L.C...................................      267,838         21,005
 *Tandem Group P.L.C...................................      327,365              0
 *Tay Homes P.L.C......................................       52,629         55,425
 Teamtalk.com Group P.L.C..............................      375,000        106,433
 Ted Baker P.L.C.......................................       16,500         87,130
 Telemetrix P.L.C......................................      165,708        884,936
 *Telme.com P.L.C......................................      250,000        117,637
 Telspec P.L.C.........................................       25,000         25,768
 Tempus Group P.L.C....................................       10,000         72,225
 Tex Holdings P.L.C....................................       14,000         20,704
 Thorntons P.L.C.......................................      158,000        197,077
 Thorpe (F.W.) P.L.C...................................       24,000         40,691
 Tibbett & Britten Group P.L.C.........................       86,123        739,741
 Tilbury Douglas P.L.C.................................      186,419      1,378,440
 Time Products P.L.C...................................       90,242        155,698
 Tinsley (Eliza) Group P.L.C...........................       19,844         21,936
 Topps Tiles P.L.C.....................................       12,000         53,329
 Tops Estates P.L.C....................................       10,088         24,111
 Torex P.L.C...........................................       50,000        436,937
 *Torotrak P.L.C.......................................       28,989         51,965
 *Tottenham Hotspur P.L.C..............................      150,000        116,516
 Town Centre Securities (New) P.L.C....................      142,137        224,002
 *Towry Law P.L.C......................................        7,000         18,038
 *Trace Computers P.L.C................................       33,552         40,597
 Transport Development Group P.L.C.....................       19,782         54,668
 *Transtec P.L.C.......................................      601,525              0
 Trifast P.L.C.........................................       28,388         82,692
 Ulster Television, Ltd................................      115,602        569,865
 *Ultima Networks P.L.C................................      100,000          7,096
 Ultra Electronics Holdings P.L.C......................        3,480         21,495
 *Union P.L.C..........................................       94,000         22,467
 United Industries P.L.C...............................      109,008         17,098
 *United Overseas Group P.L.C..........................       64,209         16,785
 *Universal Salvage P.L.C..............................        5,000         30,511
 *Vanguard Medica Group P.L.C..........................        8,000         35,851
 Vega Group P.L.C......................................       10,000         57,885
 *Vert (Jacques) P.L.C.................................       45,000         11,091
 Vibroplant P.L.C......................................       83,100         63,929
 Victoria Carpet Holdings P.L.C........................       12,000         23,931
 *Victrex P.L.C........................................        9,195         45,396
 Viglen Technology P.L.C...............................       13,791         18,026
 Vitec Group P.L.C.....................................        4,500         33,442
 *Vocalis Group P.L.C..................................        8,000         16,551
 Volex Group P.L.C.....................................       58,801      1,730,388
 Vosper Thornycroft Holdings P.L.C.....................       20,000        322,661
 WSP Group P.L.C.......................................       50,000        307,349
 WT Foods P.L.C........................................      145,194         68,321
 Wagon Industrial Holdings P.L.C.......................       80,000        213,315
 Walker Greenbank P.L.C................................      144,462         62,581
 Warner Estate Holdings P.L.C..........................       70,000        302,196
 Waterman Partnership Holdings P.L.C...................       45,000         65,540
 *Waverly Mining Finance P.L.C.........................       42,500          2,698
 Weir Group P.L.C......................................       76,994        273,157
 Wellington Holdings P.L.C.............................        9,000         11,764
 Wembley P.L.C.........................................        6,053         50,861

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Wescol Group P.L.C....................................      125,000   $     26,142
 Westbury P.L.C........................................      202,522        777,495
 Whatman P.L.C.........................................      241,935      1,039,032
 *Whitecroft P.L.C.....................................      105,000              0
 *Whittard of Chelsea P.L.C............................       30,000         16,357
 *Wiggins Group P.L.C..................................    1,148,266        538,169
 *Wilmington Group P.L.C...............................       17,000         71,740
 Wilshaw P.L.C.........................................      198,409        101,511
 Wilson (Connolly) Holdings P.L.C......................       51,000        129,132
 Wintrust P.L.C........................................       22,500        163,011
 Wolverhampton & Dudley Breweries P.L.C................       93,071        637,450
 Worthington Group P.L.C...............................      102,653         19,168
 Wyevale Garden Centres P.L.C..........................       15,091        116,096
 Wyndeham Press Group P.L.C............................       63,066        219,034
 *YJL P.L.C............................................       35,932         11,003
 Yates Brothers Wine Lodges P.L.C......................        3,075          6,270
 Yorklyde P.L.C........................................       25,555         26,340
 Yorkshire Group P.L.C.................................       82,504         73,947
 Young & Co's Brewery P.L.C............................       10,000         70,956
 Young & Co's Brewery P.L.C. Class A...................        5,234         52,775
 Young (H.) Holdings P.L.C.............................       49,542         45,884
 Yule Catto & Co. P.L.C................................       50,702        124,969
 *Zetters Group P.L.C..................................       29,000         76,460
 Zotefoams P.L.C.......................................       12,000         14,251
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $95,851,591)...................................                 114,193,847
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $30,201)......................................                      14,228
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Evans of Leeds Contingent Units......................       80,000              0
                                                            SHARES            VALUE
                                                            ------            -----

 *Osprey Communications P.L.C. Rights 01/08/01.........      105,858   $        791
 *Tadpole Technology P.L.C. Rights 01/08/01............        9,090            475
 *Torex P.L.C. Rights 01/18/01.........................        8,333         12,448
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      13,714
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $95,881,792)...................................                 114,221,789
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Lason, Inc...........................................        6,620          1,787
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (0.5%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.63%,
   01/02/2001 (Collateralized by U.S. Treasury Notes
   3.375%, 02/15/01, valued at $576,613) to be
   repurchased at $567,355.............................   $      567        567,000
                                                                       ------------
TOTAL INVESTMENTS - (100.0%)
  (Cost $96,809,025)+..................................                $114,790,576
                                                                       ============

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities
   +  The cost for federal income tax purposes is $99,813,649.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 2000
                                  (UNAUDITED)

                                                            SHARES            VALUE
                                                            ------            -----
FRANCE -- (19.8%)
COMMON STOCKS -- (19.8%)
 Agricole de la Crau...................................          449   $     29,002
 Apem SA...............................................        1,000         74,075
 Assystem SA...........................................        2,657        137,198
 *Aurea................................................          600          3,650
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        262,002
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        780,764
 Banque Transatlantique................................        3,030        187,750
 Berger Levrault SA....................................          476         49,828
 Boiron SA.............................................        3,800        250,089
 Brioche Pasquier SA...................................        2,600        244,832
 Burelle SA............................................        4,030        295,116
 CEGID SA..............................................        4,500        298,482
 COM 1 SA..............................................          450          6,464
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................          262         17,464
 Carbone Lorraine......................................       33,245      1,654,229
 Cegedim SA............................................        6,400        267,383
 Change de la Bourse SA................................          614         14,371
 Christian Dalloz SA...................................        2,022        146,742
 *Cie Francaise des Ferrailles.........................       10,576        393,197
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,486,862
 Compagnie Financiere Saint-Honore.....................        1,188        122,688
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,342,431
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         23,191
 Continentale d'Entreprises SA.........................       20,087        792,059
 Costimex SA...........................................          700         22,344
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        156,306
 Cristalleries de Baccarat.............................        1,567        209,789
 Damart SA.............................................       22,900      1,741,461
 Deveaux SA............................................        1,040         79,186
 Didot-Bottin..........................................        1,620        102,358
 Docks des Petroles d'Ambes............................          100          8,872
 Docks Lyonnais........................................        1,147         25,306
 Dynaction SA..........................................       10,660        298,241
 *EMI France SA........................................          300              0
 Electricite de Strasbourg.............................       23,784        813,239
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 Expand SA.............................................        2,060         94,554
 Explosifs et de Produits Chimiques....................          524         90,519
 Fimalac SA............................................      104,100      3,506,683
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         14,270
 Fininfo SA............................................        9,760        366,525
 Fives-Lille...........................................        6,526        649,451
                                                            SHARES            VALUE
                                                            ------            -----

 Fonciere Lyonnaise SA.................................        2,896   $     78,358
 Fonderies Franco Belge................................          492         31,641
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        223,445
 *Fromagerie F. Paul Renard............................          200         22,589
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,226
 GFI Industries SA.....................................        6,845        164,194
 Gantois Series A......................................          647         60,196
 Gascogne SA...........................................        6,472        511,616
 Gaumont...............................................       14,607        573,232
 *Generale de Geophysique SA...........................       22,068      1,483,438
 Gevelot...............................................        3,584        139,573
 Grands Moulins de Strasbourg..........................          110         16,059
 Groupe Guillin SA.....................................        1,200         24,222
 Groupe Norbert Dentressangle SA.......................        6,320        106,803
 Groupe Zannier SA.....................................        4,100        236,729
 Guitel-Etienne-Mobilor SA.............................          240         14,342
 Guyenne et Gascogne SA................................       26,000      2,026,025
 Hoteliere Lutetia Concorde............................        2,505        193,318
 *Hotels et Casinos de Deauville.......................        2,055        279,752
 IMS International Metal Service SA....................       12,630         98,418
 Immobanque............................................        1,098        128,856
 Immobiliere Marseillaise..............................          656      1,940,027
 Industrie des Transports..............................          600         56,331
 Industrielle et Financiere d'Entreprise SA............          300         16,336
 Informatique et Realite SA............................        2,643         55,831
 *Lectra Systemes SA...................................       19,192        176,579
 Legris Industries SA..................................       29,350      1,322,643
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        170,043
 MRM...................................................        1,424         50,001
 Manitou SA............................................       11,092      1,066,358
 Matussiere et Forest SA...............................       13,600         89,378
 *Metaleurop SA........................................       58,400        279,077
 Montupet SA...........................................       32,450        594,686
 *Moulinex SA..........................................       97,800        381,967
 *NAF NAF SA...........................................        4,200         52,838
 Nord-Est SA...........................................        2,707         66,459
 PSB Industries SA.....................................        1,240         83,587
 Parc Asterix SA.......................................          822         15,049
 Parisienne de Chauffage Urbain........................          200         13,998
 *Pier Import Europe SA................................       12,100         66,342
 Plastic Omnium........................................       11,036      1,124,177
 Radiall SA............................................        1,340        226,449
 Robertet SA...........................................          269         64,400
 *Rochette.............................................       84,470        487,720
 Rougier SA............................................        2,040        116,830
 SAMSE SA..............................................        1,100        278,837
 *SDR de Bretagne SA...................................          714          7,286
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        470,039
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         10,728
 SR Teleperformance....................................       90,928      3,572,616

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Sabate SA.............................................        2,400   $     85,510
 Sabeton...............................................       13,500        174,907
 Sechilienne...........................................          220         80,326
 Securidev SA..........................................        1,500         13,928
 Selectibanque SA......................................        7,100         98,654
 Sidergie SA...........................................        4,000        232,458
 Signaux et d'Equipements Electroniques SA.............       23,983        677,740
 Simco SA..............................................       18,295      1,264,164
 Simco SA CVG Warrants 10/31/03........................       19,695        105,396
 Skis Rossignol SA.....................................       41,668        665,036
 Smoby SA..............................................          500         11,360
 Societe Financiere Interbail SA.......................       17,550        494,301
 Societe Francais des Papiers Peints...................          400         14,083
 Sommer-Allibert SA....................................       12,900        685,487
 Sopra SA..............................................        6,900        404,876
 Sucriere de Pithiviers-le-Vieil.......................        1,825        499,453
 Taittinger SA.........................................        2,540      1,931,577
 Touax (Touage Investissement SA)......................        8,649        267,150
 *Trouvay et Cauvin SA.................................        1,500         21,124
 Unilog SA.............................................        6,320        504,347
 Union Generale du Nord SA.............................          994         74,610
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,693,421
 Vermandoise de Sucreries..............................          323        191,045
 *Viel et Cie..........................................       42,228        151,049
 Vilmorin et Cie SA....................................        2,349        172,017
 Virbac SA.............................................        1,713        128,659
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,855,558)...................................                  46,972,295
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Continental d'Enterprises SA Warrants 10/31/01
   (Cost $3,178).......................................        2,707          3,050
                                                                       ------------
TOTAL -- FRANCE
  (Cost $34,858,736)...................................                  46,975,345
                                                                       ------------
GERMANY -- (17.8%)
COMMON STOCKS -- (17.8%)
 AGIV AG fuer Industrie & Verkehrswesen................       12,200        132,292
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         72,554
 *Agrob AG.............................................          290         81,407
 *Aigner (Etienne) AG..................................          600         92,946
 Alsen AG, Hamburg.....................................       16,400        347,973
 *Alte Leipziger Versicherungs AG Series C.............        1,043        494,503
 Amira Verwaltungs AG..................................          200         84,496
 Andreae-Noris Zahn AG, Anzag..........................       27,200        561,804
 *Anterra Vermoegensverwaltungs AG.....................        1,350         98,860
 *Articon Integralis AG................................        2,100        151,811
 *BUS (Berzelius Umwelt Service) AG....................        5,400         41,319
 Baader Wertpapier Handelsbank AG......................        7,900        122,378
 Balcke-Duerr AG.......................................       32,910        468,095
 Bayerische Handelsbank AG.............................       25,050        740,818
 Beate Uhse AG.........................................       16,800        220,501
 *Berliner Elektro Holding AG..........................       11,061        124,615
 Berliner Kindl-Brauerei AG............................          790        148,337
 *Bertrandt AG.........................................        3,100         35,653
                                                            SHARES            VALUE
                                                            ------            -----

 Bilfinger & Berger Bau AG, Mannheim...................       14,400   $    171,696
 Biotest AG............................................        8,060        107,453
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        112,800
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          194         21,856
 Boewe Systec AG.......................................        3,000         60,893
 *Brau und Brunnen AG..................................        4,995         66,591
 *Bremer Woll-Kaemmerei AG.............................       19,960         42,163
 Brillant AG...........................................        1,310        110,690
 Buckau (Walther) AG...................................        7,800         74,694
 Ceag AG...............................................       20,670        368,712
 Cewe Color Holding AG.................................        1,900         32,733
 *Concordia Bau und Boden AG...........................       73,288        478,202
 *Concordia Bau und Boden AG Issue 99..................       29,314        191,273
 Data Modul AG.........................................        2,400         81,116
 *Deutsche Babcock AG, Oberhausen......................        4,190        200,622
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200        233,321
 Deutsche Verkehrs-Bank AG.............................        7,124        682,209
 *Dierig Holding AG....................................       10,500        140,474
 *Dis Deutscher Industrie Service AG...................        1,400         49,946
 Doag-Holding AG.......................................        7,500         22,532
 Duerr Beteiligungs AG.................................       31,750        721,361
 Dyckerhoff AG.........................................       12,750        305,242
 Dyckerhoff and Widmann AG.............................       49,190        154,709
 Erlus Baustoffwerke AG................................          297         75,286
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................        2,052        240,813
 Eurobike AG...........................................        1,700         11,651
 Fag Kugelfischer Georg Schaeffer AG...................       24,300        164,260
 Forst Ebnath AG.......................................           23         12,265
 Fuchs Petrolub AG Oel & Chemie........................        2,231        125,674
 Gilde Brauerei AG.....................................        1,200        403,327
 Goldschmidt (T.H.) AG.................................       83,200      2,030,907
 *Grammer AG...........................................        2,200         16,937
 *Gwag Bayerische Wohnungs-Aktiengesellschaft AG.......        2,665         70,057
 Hagen Batterie AG.....................................          870         93,931
 Hamborner AG..........................................       21,000        463,319
 Hamburger Hochbahn AG Series A........................        1,800         79,426
 *Hasen-Braeu AG.......................................        1,000         40,370
 *Herlitz AG...........................................        3,462         19,502
 Holsten-Brauerei AG...................................       30,770        649,985
 *Holsten-Brauerie AG, Hamburg.........................        7,692        149,848
 *Holzmann (Philipp) AG................................        2,200         26,851
 Horten AG.............................................       33,800        380,795
 *Hucke AG.............................................        8,300         15,585
 IFA Hotel & Touristik AG..............................        7,000         85,435
 Iwka AG...............................................       72,613        893,057
 *Ixos Software AG.....................................        6,100         31,498
 Jacobsen (W.) AG, Kiel................................           37         43,422
 K & S Aktiengesellschaft AG...........................      129,500      2,145,892
 *KSB AG...............................................        2,387        187,125
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650      1,014,655
 *Kabel New Media AG...................................        6,900         65,428
 Kampa-Haus AG.........................................       12,375        101,078
 *Kaufring AG..........................................        2,203          8,170
 *Kempinski AG, Berlin.................................          686        180,977
 Keramag Keramische Werke AG...........................       13,000        659,068

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Kloeckner Humboldt-Deutz AG..........................       25,650   $     65,260
 Kloeckner-Werke AG....................................      119,000      2,491,410
 Km-Europa Metal AG....................................          446         24,286
 *Kolb und Schuele AG..................................       10,000          1,596
 Kolbenschmidt Pierburg AG, Duesseldorf................       37,500        381,992
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,253,300
 Kraftwerk Altwuerttemberg AG..........................          125         49,289
 Kromschroeder (G.) AG.................................       26,520        144,658
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         77,971
 *LPKF Laser & Electronics AG..........................        2,200         54,735
 Lehnkering AG.........................................       15,300        180,847
 Leifheit AG...........................................       12,500        393,141
 Leoni AG..............................................       25,000        679,488
 MG Vermoegensverwaltungs AG...........................        3,308        100,935
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 *MVV Energie AG.......................................       20,200        293,952
 *MWG Biotech AG.......................................        6,600         30,424
 *Maihak (H.) AG.......................................          143         14,231
 Main Kraftwerke AG....................................        1,172        528,156
 Mannheimer Aktiengesellschaft Holding AG..............       27,580      1,760,745
 Markt und Kuehlhallen AG..............................       14,000        256,304
 Maternus-Kliniken AG, Bad Oyenhausen..................        2,400         14,646
 *Maxdata AG...........................................       11,500         99,330
 *Mensch und Maschine Software AG......................          900         14,364
 *Moenus Textilmaschinen AG............................        5,250         13,062
 *Moksel (A.) AG.......................................       15,800         25,514
 *Morphosys AG.........................................        1,100        139,418
 Mueller-Weingarten AG.................................       11,580        173,949
 *Nemetschek AG........................................        3,800         30,325
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         94,834
 *Niedermayr Papierwarenfabrik AG......................        1,200         10,140
 Norddeutsche Steingutfabrik AG........................        5,960         41,966
 Nuernberger Hypothekenbank AG.........................       32,825      1,078,614
 *Otto Reichelt AG.....................................       11,950         70,905
 *Pfaff (G.M.) AG......................................       80,000         23,283
 Pfleiderer AG.........................................       17,000        158,007
 Phoenix AG, Hamburg...................................       37,500        439,379
 Progress-Werk Oberkirch AG............................        5,000         77,455
 *Puma AG..............................................        4,900         57,044
 *RTV Family Entertainment AG..........................        9,500         62,433
 *Reichelt (F.) AG.....................................        1,290         91,439
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200         94,523
 Renk AG...............................................       19,400        366,093
 Rheinboden Hypothekenbank AG..........................       26,500        733,941
 Rheinmetall Berlin AG.................................       45,000        392,906
 Rhoen Klinikum AG.....................................       19,800      1,113,487
 Salzgitter AG.........................................       24,900        201,044
 *Schneider Rundfunkwerke AG...........................       10,274        385,827
 *Schwarz Pharma AG....................................        9,000        224,337
 Sektkellerei Schloss Wachenheim AG....................       15,120        132,016
 *Senator Entertainment AG.............................        9,800         45,083
 Ser Systeme...........................................        6,000         87,594
                                                            SHARES            VALUE
                                                            ------            -----

 Sinalco AG............................................          110   $     51,636
 Sinn AG...............................................        2,789        327,304
 Sinner AG, Karlsruhe..................................        4,160         41,009
 Sixt AG...............................................        6,500         79,332
 Sloman Neptune AG.....................................          700          3,943
 *Stahl (R.) AG........................................        2,000         18,871
 Stern-Brauerei Carl Funke AG..........................        1,100         52,669
 Stoehr & Co. AG.......................................       16,000         76,610
 Stollwerck AG.........................................        1,018        334,491
 *Strabag AG...........................................        3,332         64,942
 Stuttgarter Hofbraeu AG...............................       18,000        283,061
 Sued-Chemie AG........................................       29,146      1,121,905
 Sueddeutsche Bodencreditbank AG.......................       38,582      1,249,675
 Takkt AG..............................................       29,100        254,352
 Tarkett AG............................................       12,800         67,897
 *Terrex Handels AG....................................        1,250         99,752
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415        127,285
 VGT AG................................................          586         44,013
 VK Muehlen AG.........................................        1,312         57,893
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        225,435
 Vossloh AG............................................       15,900        223,168
 Walter AG.............................................       13,500        375,162
 Walter Bau AG, Augsburg...............................       11,907         44,715
 *Wanderer-Werke AG....................................        7,185         92,415
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         65,719
 Wuerttembergische Hypotheken Bank AG..................       20,788      1,014,868
 Wuerttembergische Lebensversicherung AG...............        4,430        133,090
 Wuerttembergische Metallwarenfabrik AG................       30,330        466,992
 Wuerttembergische und Badische Versicherungs AG.......        2,240        136,696
 Wuerzburger Hofbraeu AG...............................          133         43,578
 ZWL Grundbesitz und Beteiligungs AG...................        1,500         38,023
 *Zanders Feinpapiere AG...............................        4,450        254,849
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....       10,455        588,937
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $41,220,149)...................................                  42,274,209
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie Non-voting.............           55          2,987
 Westag and Getalit AG.................................        2,600         23,189
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $43,173).......................................                      26,176
                                                                       ------------
TOTAL -- GERMANY
  (Cost $41,263,322)...................................                  42,300,385
                                                                       ------------
SWITZERLAND -- (13.6%)
COMMON STOCKS -- (13.6%)
 AFG Arbonia Foster Holding AG, Arbon..................          522        289,911
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         20,364
 Afipa SA, Vevey.......................................           20          7,257
 Afipa SA, Vevey Series A..............................           80         34,064
 Aletsch AG, Moerel....................................           50        123,419

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Axantis Holding AG....................................        4,316   $    876,251
 *BHB Beteiligungs und Finanzgesellschaft..............          150          7,220
 BKW FMB Energie AG, Bern..............................          660        977,476
 BVZ (Brig Visp Zermatt) Holding AG....................          370         61,648
 Bank Sarasin & Cie Series B, Basel....................          274        879,235
 Banque Cantonale de Geneve............................          840        108,855
 *Banque Cantonale de Geneve Em 2000...................          504         68,734
 *Banque Cantonale du Jura.............................          450         54,914
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        851,219
 Basellandschaftliche Kantonalbank.....................          600        218,821
 Basler Kantonalbank...................................        1,000        193,150
 Bobst SA, Prilly......................................          100        142,549
 Bobst SA, Prilly (Namen)..............................           90         66,091
 Bon Appetit Holding AG................................          275        164,610
 Bossard Holding AG, Zug...............................          635        268,420
 Bucher Holding AG, Niederweningen.....................          671        573,487
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        574,699
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        120,333
 *Calida Holding AG....................................          396         65,980
 Canon (Schweiz) AG, Dietlikon.........................        3,706        171,521
 Carlo Gavazzi Holding AG..............................          910        151,058
 Cie Financiere Tradition..............................        1,250        165,844
 Coop Bank, Basel......................................          941        554,554
 Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         33,092
 Daetwyler Holding AG, Atldorf.........................          348        534,724
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,216,692
 Edipresse SA, Lausanne................................          694        217,558
 Eichhof Holding AG....................................          188        125,295
 Energie Electrique du Simplon SA......................          350         24,622
 Escor AG, Duedingen...................................          744         21,119
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...        1,602        519,006
 Financiere Michelin, Granges-Paccot...................          637        239,784
 Forbo Holding AG, Eglisau.............................        1,100        495,526
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............        2,001        112,336
 Galenica Holding AG, Bern Series B....................          405        387,380
 Generale d'Affichage, Geneve..........................          290        144,955
 Generali (Switzerland) Holdings, Adliswil.............        1,670        524,548
 Golay-Buchel Holding SA, Lausanne.....................           40         61,709
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         44,276
 Gurit-Heberlein AG....................................        1,125      1,058,701
 *HPI Holding SA.......................................        6,000         75,902
 Hero AG...............................................        3,040        380,821
 Industrieholding Cham AG, Cham........................          864        330,565
 Jelmoli Holding AG, Zuerich...........................        1,521      2,252,638
 Jelmoli Holding AG, Zuerich (Namen)...................        2,835        874,730
 Kardex AG, Zuerich....................................        1,039        435,989
 Kardex AG, Zuerich (Participating)....................          610        248,442
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,560,685
 Kuehne & Nagel International AG, Schindellegi.........          324        199,738
                                                            SHARES            VALUE
                                                            ------            -----

 Lem Holdings AG, Lyss.................................          270   $     67,896
 Loeb Holding AG, Bern (Participating).................          620         92,015
 *Logitech International SA............................        6,610      1,672,385
 Maag Holding AG, Zuerich..............................          922        140,533
 Mikron Holding AG, Biel...............................        1,326        523,690
 Moevenpick-Holding, Zuerich...........................        1,320        651,651
 *Nextrom Holding SA...................................          277         46,836
 *Omnium Geneve SA, Geneve.............................          110             75
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        790,867
 Oz Holding, Zuerich...................................          440        638,075
 *Parco Industriale e Immobiliare SA...................          600          1,296
 Phoenix Mecano AG, Stein am Rhein.....................        2,749      1,823,619
 Sarna Kunststoff Holding AG, Sarnen...................          176        215,045
 Schweizerhall Holding AG, Basel.......................          140        197,408
 Schweizerische National Versicherungs Gesellschaft....          396        268,806
 Siegfried AG, Zofingen................................          856        760,654
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................          320        202,209
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....           10          3,949
 Sika Finanz AG, Baar..................................          800        229,559
 Sika Finanz AG, Baar (Namen)..........................          750         37,974
 Sopracenerina.........................................        2,409        161,294
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        202,999
 Unigestion Holding, Geneve............................        2,891        178,402
 Vaudoise Assurances Holding, Lausanne.................           45         88,861
 Villars Holding SA, Fribourg..........................          150         28,695
 *Von Moos Holding AG, Luzern..........................        7,000         43,628
 *Von Roll Holding AG, Gerlafingen.....................       32,024        235,165
 WMH Walter Meier Holding AG, Staefa...................           50         58,007
 Zehnder Holding AG....................................          193        123,267
 Zellweger Luwa AG, Uster..............................          804        515,989
 *Zschokke Holding SA, Geneve..........................          230         80,901
 Zueblin Holding AG....................................           93            516
 Zuercher Ziegeleien Holding, Zuerich..................        1,415      1,606,665
 Zuger Kantonalbank....................................          545        689,448
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,684,790)...................................                  32,290,896
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,229).....................................        2,001        106,811
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $1,236).......................................                       1,342
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $19,952,255)...................................                  32,399,049
                                                                       ------------
ITALY -- (10.0%)
COMMON STOCKS -- (10.0%)
 *Ansaldo Trasporti SpA................................      169,533        143,248
 *Auschem SpA (In Liquidation).........................       82,000              0
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        648,929
 Bassetti SpA..........................................       61,500        343,546

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Bastogi SpA..........................................    1,183,000   $    255,450
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         77,926
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         88,815
 *Brioschi Finanziaria SpA, Milano.....................      175,000         56,683
 Buzzi Unicem SpA......................................       24,500        210,465
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        125,279
 CAMFIN (Cam Finanziaria)..............................       28,700        131,491
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........      480,219        683,039
 *CMI SpA..............................................       77,404        107,189
 Caltagirone SpA.......................................      343,085        847,131
 Cementeria di Augusta SpA.............................      105,000        157,726
 Cia Assicuratrice Unipol SpA..........................      199,333        645,642
 Condotta Acque Potabili SpA, Torino...................       28,000        155,886
 Cucirini SpA..........................................       30,000         40,136
 *Dalmine SpA..........................................    1,976,700        612,418
 Danieli & C.Officine Meccaniche SpA...................       66,500        284,695
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        157,947
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        282,575
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000        168,851
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 Gewiss SpA............................................      221,700      1,392,468
 *Grassetto SpA........................................      279,125              0
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        217,014
 Immobiliare Metanopoli SpA............................    1,062,500      1,905,266
 Impregilo SpA.........................................      532,000        289,690
 Industria Macchine Automatique SpA....................       23,000        170,588
 Industrie Zignago S. Margherita SpA...................       52,000        582,909
 Ipi SpA...............................................       70,700        292,055
 Linificio and Canapificio Nazionale SpA...............       22,000         36,662
 Maffei SpA............................................       52,500         62,893
 *Mandelli SpA.........................................       41,000              0
 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000      1,632,461
 Marangoni SpA, Rovereto...............................       34,303        116,583
 Merloni Elettrodomestici SpA..........................      155,000        691,224
 Milano Assicurazioni SpA..............................       69,057        245,720
 Monrif SpA............................................      210,000        325,309
 *Montefibre SpA, Milano...............................      275,267        159,453
 *Necchi SpA...........................................      164,250         78,799
 *Perlier SpA..........................................      100,700         25,999
 Pininfarina SpA.......................................       62,570        969,267
 Poligrafici Editoriale SpA............................      226,000        570,761
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      277,152        395,508
 *Premaimm SpA.........................................      179,000         42,853
 *Ratti SpA............................................       66,768         99,669
                                                            SHARES            VALUE
                                                            ------            -----

 Recordati Industria Chimica E Farmaceutica SpA........       24,000   $    464,164
 Reno de Medici SpA, Milano............................      100,500        178,329
 *Rodriquez SpA........................................       41,250              0
 SAES Getters SpA......................................       14,750        298,423
 SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................      175,500      1,647,671
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        142,798
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         43,145
 SMI STA Metallurgica Italiana SpA.....................      565,280        344,430
 SNIA SpA..............................................      611,039      1,319,441
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         55,861
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,739
 Simint SpA............................................       79,988        382,991
 Sogefi SpA............................................      182,500        460,902
 Stefanel SpA..........................................      180,800        249,522
 Terme Demaniali di Acqui SpA..........................       39,900         54,354
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................      101,000        132,752
 Vianini Lavori SpA....................................      347,600        775,062
 Vittoria Assicurazioni SpA............................       51,500        256,257
 Zucchi (Vincenzo) SpA.................................       89,000        431,990
                                                                       ------------
TOTAL -- ITALY
  (Cost $23,742,765)...................................                  23,769,049
                                                                       ------------
NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 A.I.R. Holdings NV....................................        1,119         30,151
 Aalberts Industries NV................................       25,017        610,663
 Accell Group NV.......................................        4,865         40,422
 *Atag Group NV........................................        4,630          5,868
 Athlon Groep NV.......................................       34,250        366,572
 Batenburg Beheer NV...................................        1,000         78,018
 Beers NV..............................................       16,625        717,981
 *Begemann Groep NV....................................       11,909         67,084
 *Begemann Groep NV Series B...........................       13,451         18,943
 Boskalis Westminster NV...............................       47,991      1,184,974
 *Creyf's SA...........................................       18,064        423,982
 *Creyf's SA Strip VVPR................................       18,064            170
 *Delft Instruments NV.................................       13,064         87,082
 Econosto NV...........................................       17,305        104,791
 Eriks Group NV........................................        8,000        207,297
 GTI Holding...........................................       18,535        349,769
 Gamma Holding NV......................................       15,705        589,782
 Gemeenschappeljk Bezit Crown van Gelder NV............       12,000        112,661
 Geveke NV.............................................        8,840        384,261
 Grolsche NV...........................................       32,100        717,258
 Hollandsche Beton Groep NV............................       58,032        596,589
 Internatio-Mueller NV.................................       28,645        658,883
 Kas-Associatie NV.....................................       42,888        710,680
 Kempen & Co. NV.......................................       22,081      1,212,741
 Koninklijke Ahrend NV.................................       32,911        580,888

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Koninklijke BAM NBM NV................................       23,684   $    426,923
 Koninklijke Frans Maas Groep NV.......................       12,349        299,699
 *Koninklijke Nedlloyd NV..............................       23,472        513,451
 Koninklijke Ten Cate NV...............................       10,204        315,181
 Koninklijke Ubbink NV.................................        1,500         55,908
 MacIntosh NV..........................................       15,590        298,586
 NBM-Amstelland NV.....................................       59,684        890,940
 Nagron Nationaal Grondbezit NV........................       16,122        407,159
 Nederlandsche Apparatenfabriek........................       14,000        235,274
 *Nh Hotels............................................       21,703        254,697
 Polynorm NV...........................................        3,731        238,192
 Reesink NV............................................        2,050         94,884
 Roto Smeets de Boer NV................................        1,040         32,709
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         72,779
 Samas-Groep NV, Zaandam...............................       24,184        385,985
 Schuitema NV, Amersfoort..............................       34,200        585,979
 Schuttersveld NV......................................       20,596        309,383
 Smit International NV.................................       19,643        413,094
 *Textielgroep Twenthe NV..............................        1,000         65,719
 Twentsche Kabel Holding NV............................       17,396        571,624
 Unique International NV...............................       10,768        242,627
 Van der Mollen Holding NV.............................       18,481      1,582,390
 Van Dorp Groep NV.....................................        3,327         49,976
 Vredestein NV.........................................       15,514        101,957
 Wegener Arcade NV ....................................       70,830        911,027
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $10,526,535)...................................                  19,213,653
                                                                       ------------
SWEDEN -- (6.6%)
COMMON STOCKS -- (6.6%)
 *Active I Malmoe AB Series A..........................        4,160         48,057
 *Active I Malmoe AB Series B..........................        4,160         51,584
 *Alfaskop AB..........................................        1,600          4,426
 Allgon AB Series B....................................       65,400        582,225
 Alma Industri & Handel AB Series B....................        5,200        121,795
 Angpannefoereningen AB Series B.......................       10,800        140,215
 Arkivator AB..........................................        3,600         88,898
 Avesta Sheffield AB...................................       83,700        228,865
 Axfood AB.............................................       28,200        159,896
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         53,604
 *Beiger Electronics AB................................       11,700         86,800
 Beijer AB Series B....................................       11,700         76,880
 Bergman & Beving AB Series B..........................       12,800        143,797
 *Biacore International AB.............................        4,650        211,912
 *Biora AB.............................................        6,200          5,355
 Bong Ljungdahl AB.....................................        6,000         92,205
 Boras Waefveri AB Series B............................        8,600         44,661
 Capona AB.............................................       19,000        115,786
 Carbo AB..............................................       14,400        233,500
 Castellum AB..........................................       24,000        264,532
 Catena AB Series A....................................       66,700        459,487
 Cloetta AB Series B...................................        1,400         20,772
 *Concordia Maritime AB Series B.......................       37,300         84,993
 Doro AB...............................................        2,900          8,145
 *Elekta AB............................................        9,300         26,612
 Enea Data AB Series B.................................      220,000        876,686
 Esselte AB Series A...................................       40,100        203,995
 Esselte AB Series B...................................       34,500        172,582
 Fagerhult AB..........................................        2,900         21,514
 *Fagerlid Industrier AB...............................        8,600         14,857
                                                            SHARES            VALUE
                                                            ------            -----

 *Fastighets AB Tornet.................................       14,100   $    227,141
 *Fastighits AB Celtica................................        5,800         35,652
 Finnveden AB..........................................       18,100        146,748
 *Firefly AB...........................................        8,400          5,341
 *Frontec AB Series B..................................       18,200         54,394
 Garphyttan Industrier AB..............................       39,000        287,265
 Getinge Industrier AB Series B........................       39,736        473,773
 Geveko AB Series B....................................        8,300        138,106
 Gorthon Lines AB Series B.............................       41,800         62,021
 Graenges AB...........................................       19,400        283,736
 Gunnebo AB............................................       10,900        104,546
 HL Display AB Series B................................        2,000         15,473
 *Heba Fastighets AB Series B..........................        4,300         25,293
 Hexagon AB Series B...................................        3,572         45,428
 Hoeganges AB Series B.................................       19,700        289,168
 *Icon Medialab International AB.......................       24,900         51,987
 *Industrifoervaltnings AB Skandigen...................       21,400         95,257
 *Information Highway AB...............................       12,500         38,154
 *Intelligent Microsystems Data AB.....................       22,800         27,547
 *Intentia International AB Series B...................       10,700         96,391
 Jacobson and Widmark AB...............................       13,400        167,579
 Karlshamns AB.........................................       10,000         71,008
 *Klippans Finpappersbruk AB...........................        5,800          8,667
 Lindex AB.............................................       16,100        238,031
 Ljungberg Gruppen AB Series B.........................        1,900         38,662
 Mandator AB...........................................       11,400         21,143
 *Matteus AB...........................................       19,800         30,427
 *Medivir Series B.....................................        2,800         35,610
 Modul 1 Data AB.......................................        6,700         18,107
 Munksjo AB............................................       20,800        128,959
 NCC AB Series B.......................................       10,300         75,322
 NH Nordiska Holding AB................................       17,000         32,431
 Nibe Industrier AB Series B...........................        1,100         15,972
 Nobelpharma AB........................................       45,460      1,402,026
 Nolato AB Series B....................................       30,600        408,626
 OEM International AB Series B.........................        7,100         97,069
 *Ortivus AB...........................................        5,900         17,821
 PEAB AB Series B......................................       28,400        100,832
 Pandox Hotelfastigheter AB............................        7,900         80,377
 *Partnertech AB.......................................        3,800         52,758
 Perbio Science AB.....................................       15,000        206,666
 Platzer Bygg AB Series B..............................       36,000         42,732
 *Pricer AB Series B...................................       65,000         13,089
 Rottneros Bruk AB.....................................      366,600        299,169
 Sardus AB.............................................        3,000         17,487
 Scandiaconsult AB.....................................       57,200        193,990
 Scandic Hotels AB.....................................       29,400        389,485
 Scribona AB Series A..................................       40,100         66,298
 Scribona AB Series B..................................       31,700         52,074
 *Segerstroem & Svensson AB............................       15,200        194,923
 *Segerstroem & Svensson AB Series B...................        1,900         22,150
 Semcon AB.............................................        8,300        109,957
 Sifo Group AB Em 00...................................      114,880      1,461,031
 Sigma AB Series B.....................................        7,600        179,216
 *Spendrups Bryggeri AB Series B.......................       19,900         54,835
 Stena Line AB Series B................................      128,000        108,526
 Svedala Industri AB...................................       60,000      1,023,790
 Sweco AB Series B.....................................       23,450        144,147
 TV 4 AB Series A......................................        5,800        184,409
 *Ticket Travel Group AB...............................        4,500          8,394
 Trelleborg AB Series B................................       55,800        402,140

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Wallenstam Byggnads AB Series B.......................       16,700   $    115,044
 Westergyllen AB Series B..............................        4,300         54,915
 Wihlborgs Fastigheter AB Series B.....................      149,700        206,252
 Wilh Sonesson AB Series A.............................        4,160         11,904
 Wilh Sonesson AB Series B.............................        4,160         13,227
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,528,531)...................................                  15,765,334
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Swedish Krona.........................................                         143
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,528,667)...................................                  15,765,477
                                                                       ------------
SPAIN -- (6.2%)
COMMON STOCKS -- (6.2%)
 Ahorro Familiar SA....................................        6,051        127,821
 *Amper SA.............................................       56,800        302,894
 Asturiana del Zinc SA.................................       33,100        289,004
 Azkoyen SA............................................       52,500        288,342
 BAMI SA (Inmobiliara de Construcciones y Terrenos)....       28,360         82,539
 Banco de Credito Balear SA............................       35,424        430,686
 Banco de Galicia SA...................................       75,500        928,563
 Banco de Valencia SA..................................      169,455      1,400,008
 Banco de Vasconia SA..................................       89,000        672,635
 Banco Guipuzcoano SA..................................       21,194        316,376
 Banco Zaragozano SA...................................      187,990      1,530,196
 Bodegas y Bebedas SA..................................       39,504        341,210
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        140,827
 *CINSA (Compania de Inversiones SA)...................        1,400          5,192
 Campofrio Alimentacion SA.............................       69,600        823,328
 *El Aguila SA.........................................       65,332        395,007
 Elecnor SA............................................        6,100        251,986
 Empresa Nacional de Celulosa SA.......................        9,840        160,745
 Energia e Industrias Aragonesas SA....................       12,340         49,006
 *Ercros SA............................................       48,518         14,576
 Espanola del Zinc SA..................................       29,250         32,130
 *Estacionamientos Urbanos SA..........................        4,200              0
 *Europistas Concesionaria Espanola SA.................      174,940        648,753
 *Filo SA..............................................       82,733         91,655
 *Grupo Picking Pack SA................................       87,465        280,015
 Hullas del Coto Cortes................................        8,666         71,597
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210        891,126
 Inbesos SA............................................        8,050         20,633
 *Indo Internacional SA................................       33,600         83,279
 Inmobiliaria del Sur SA...............................        1,380         73,849
 *Inmobiliaria del Sur SA EM00.........................          276         14,521
 Inmobiliaria Urbis SA.................................       74,582        333,299
 Koipe SA, San Sebastian...............................       16,800        249,207
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         62,459
 Lingotes Especiales SA................................       22,080         68,408
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         74,920
 Nicolas Correa SA.....................................       15,750         33,566
 *Nueva Montana Quijano SA Series B....................       80,500         18,138
 Obrascon Huarte Lain SA...............................       53,992        213,912
                                                            SHARES            VALUE
                                                            ------            -----

 Papelera de Navarra SA................................        6,000   $     84,496
 Pescanova SA..........................................       20,315        190,726
 Portland Valderrivas SA...............................       18,225        349,395
 Prosegur Cia de Seguridad SA..........................        7,000         78,863
 *Radiotronica SA......................................       10,575        145,946
 Reno de Medici SpA....................................      147,140        244,510
 *Tableros de Fibras SA Series B.......................        8,560         41,067
 *Tavex Algodonera SA..................................       26,400         44,862
 Uniland Cementera SA..................................        5,750        221,332
 Unipapel SA...........................................       20,968        226,385
 Uralita SA............................................      101,725        582,574
 Vidrala SA, Alava.....................................       47,040        245,106
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       97,492        416,460
                                                                       ------------
TOTAL -- SPAIN
  (Cost $13,419,353)...................................                  14,684,130
                                                                       ------------
DENMARK -- (3.9%)
COMMON STOCKS -- (3.9%)
 Aalborg Portland Holding A.S. Series A................        6,050        232,109
 Aalborg Portland Holding A.S. Series B................        4,350        172,360
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         36,227
 Alm Brand A.S. Series B...............................        6,540         91,314
 Amagerbanken A.S......................................        1,050         44,246
 Amtssparekassen Fyn A.S...............................          968         43,834
 Bang & Olufsen Holding A.S. Series B..................        8,567        310,354
 Brodrene Hartmann A.S. Series B.......................        2,865         40,002
 Carli Gry International A.S...........................        3,510         45,034
 Christian Hansen Holding A.S. Series B................        6,720        245,134
 Codan A.S.............................................        1,600        116,731
 Coloplast A.S. Series B...............................        4,374        200,821
 D'Hooge Schouw NV.....................................        2,000         97,611
 DFDS A.S., Copenhagen.................................        4,000        150,945
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         17,530
 Dampskibsselsk et Torm A.S............................        1,270         91,856
 *Dampskibsselskabet Norden A.S........................        1,770         56,774
 *Dansk Data Elektronik A.S............................          280          8,308
 Danske Traelastko.....................................        3,186        272,516
 *East Asiatic Co., Ltd................................       15,633        338,226
 Edb Gruppen A.S.......................................        1,810         26,183
 Ejendamsselskabet Norden A.S..........................        5,627        263,926
 FLS Industries........................................       27,500        394,343
 *Fimiston Resources & Technology Ltd..................          400          4,629
 Fluegger A.S. Series B................................        1,638         26,785
 Foras Holding A.S. Series A...........................        7,082         29,397
 Forstaedernes Bank....................................        1,250         28,212
 Glunz & Jensen A.S....................................        1,470         63,793
 HLJ Industri A.S......................................          160         23,145
 Henriksen Og Henriksen Holding A.S. Series B..........          770         87,171
 Hoejgaard Holding A.S. Series B.......................        1,700         31,007
 *Incentive A.S........................................        3,575         53,963
 Jamo A.S..............................................        1,000         26,918
 *Junckers (F.) Industrier A.S.........................          860         11,359
 Jyske Bank A.S........................................       10,960        220,581
 *Kjobenhavns Sommer Tivoli A.S........................          190         37,044

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 *Koebenhavns Lufthavne................................        6,900   $    590,194
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        163,548
 Lauritzen (J.) Holding Series B.......................        1,763        155,234
 *Midtbank A.S.........................................        1,820         65,704
 *NTR Holdings A.S.....................................        1,130         12,793
 Naestved Diskontobanken...............................          230         20,686
 *Neg Micon A.S........................................       11,348        670,894
 *Neurosearch A.S......................................        4,650        146,228
 Nordiske Kabel og Traadfabrikker Holding A.S..........        2,603        606,390
 Nordvestbank..........................................          250         22,327
 Per Aarsleff A.S. Series B............................        1,545         50,529
 Radiometer A.S. Series B..............................        5,373        130,440
 Ringkjoebing Landbobank...............................          170         40,629
 Rockwool, Ltd.........................................        3,820         67,751
 Sanistal A.S. Series B................................          936         31,200
 Sas Danmark A.S.......................................       34,300        351,632
 Satair A.S............................................        1,350         33,963
 Sophus Berendsen A.S..................................       14,520        403,641
 Spar Nord Holding.....................................        3,623        151,301
 Sparkasse Regensburg..................................       10,590        309,044
 Sydbank A.S...........................................        1,742         67,051
 TK Development........................................        9,745        318,707
 *Topdanmark A.S.......................................       25,360        504,014
 VT Holdings Shares A..................................           44          1,826
 VT Holdings Shares B..................................        3,086        131,981
 Vest-Wood A.S.........................................        4,092        151,843
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102        122,948
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,523,624)....................................                   9,262,886
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Danish Krone (Cost $5,919)............................                       6,304
                                                                       ------------
TOTAL -- DENMARK
  (Cost $8,529,543)....................................                   9,269,190
                                                                       ------------
NORWAY -- (3.6%)
COMMON STOCKS -- (3.6%)
 *Aker Maritim ASA.....................................       44,230        346,075
 Arendals Fosse Kompani ASA............................          100          4,819
 Avantor Financial Corp................................       13,270         74,487
 Awilco ASA Series A...................................       50,950        109,775
 Blom ASA..............................................        7,970         11,297
 Bonheur ASA...........................................        9,800        210,035
 *Braathens S.A.F.E. ASA...............................       19,320         32,863
 *C. Tybring-Gjedde ASA................................       14,880         17,380
 Choice Hotel Scandinavia ASA..........................       27,740        100,661
 *Corrocean ASA........................................       15,700         14,955
 *Den Norske Oljeselkapet..............................       36,420         79,295
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA Series
   A...................................................       47,130        152,851
 EDB Elektronisk Data Behandling ASA...................       54,917        628,974
 Ekornes ASA...........................................       28,690        214,723
 Elkem ASA.............................................        9,850        157,492
 *Exense ASA...........................................        1,317            627
 Farstad Shipping ASA..................................       41,190        165,348
 Ganger Rolf ASA.......................................        5,490        117,663
 *Gresvig ASA..........................................        4,590         15,094
 Hafslund ASA..........................................       58,700        292,884
 *Home Invest ASA......................................       27,740         15,728
                                                            SHARES            VALUE
                                                            ------            -----

 Hydralift AS..........................................       15,540   $     96,921
 *Industrifinans Naeringseiendom ASA...................        7,582          8,383
 *Infocus Corp.........................................       10,455        161,238
 *Kenor ASA............................................       39,200         11,558
 Kongsberg Gruppen ASA.................................       25,800        248,681
 *Kvaerner ASA.........................................       11,200         79,378
 Kverneland ASA........................................        8,800         67,857
 *Leif Hoegh & Co. ASA.................................       31,175        261,603
 *Merkantildata ASA....................................       10,701         41,622
 Moelven Industrier ASA................................       55,578         47,898
 Narvesen Asa..........................................        9,100        287,905
 Nera ASA..............................................      111,753        487,893
 Nordic Vlsi...........................................        5,000         70,874
 Nordlandsbanken ASA...................................        5,830        165,277
 *Ocean Rig ASA........................................       40,366        233,448
 Odfjell ASA Series A..................................       14,510        222,129
 Olav Thon Eiendomsselskap ASA.........................        8,320        163,220
 *Petrolia Drilling ASA................................       26,706         19,533
 *Prosafe ASA..........................................       23,630        364,424
 Rieber and Son ASA Series A...........................       23,584        144,416
 Scana Industrier ASA..................................       14,880         11,727
 Schibsted ASA.........................................       28,800        354,345
 *Sensonor ASA.........................................       23,969         26,446
 Smedvig ASA Series A..................................       57,680        549,426
 Spcs-Gruppen ASA......................................       48,120         51,293
 Steen and Stroem ASA..................................       19,512        238,963
 *Stento Asa...........................................        1,225         16,670
 *Tandberg ASA.........................................       35,240        323,687
 *Tandberg Data ASA....................................       35,250         61,558
 Tandberg Television ASA...............................       47,030        317,319
 Ugland Nordic Shipping ASA............................        9,250        112,760
 Unit 4 Agresso NV.....................................        2,310         96,921
 *Unitor ASA...........................................       15,220        101,829
 Veidekke ASA..........................................       15,936        100,294
 *Visual Management Applications ASA...................       14,270         77,673
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800        116,119
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,730,710)....................................                   8,504,314
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Norwegian Krone (Cost $68)............................                          72
                                                                       ------------
TOTAL -- NORWAY
  (Cost $8,730,778)....................................                   8,504,386
                                                                       ------------
FINLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
 Alandsbanken AB Series B..............................        1,700         27,133
 Amer-Yhtymae Oyj Series A.............................       17,020        447,415
 *Benefon Oy...........................................        1,900         14,538
 *Eq Holding Oyj.......................................       51,210          8,173
 *Evox Rifa Group Oyj..................................       51,210         10,577
 Finnair Oyj...........................................       77,910        326,960
 Finnlines Oyj.........................................       18,280        308,917
 Finvest Oyj...........................................       51,210          8,173
 Fiskars Oy AB Series A................................        8,550         59,401
 HK Ruokatalo Oy Series A..............................       11,400         17,125
 Instrumentarium Oy....................................       27,200        536,268
 KCI Konecranes International Oyj......................       13,800        349,813
 Kemira Oyj............................................      118,400        600,259
 Kone Corp.............................................        4,980        348,320
 Kyro Oyj AB Series P..................................       36,470        270,493
 Laennen Tehtaat Oy....................................        3,930         47,228

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Lasslla and Tikanoja Oyj..............................       11,970   $    209,026
 Lemminkainen Oy.......................................       13,100        150,046
 *Mandatum Bank P.L.C. Series B........................          892          8,835
 Martela Oy............................................          530         12,937
 Metsaemarkka Oyj Series B.............................          700          2,497
 Nokian Renkaat Oyj....................................        9,700        163,011
 Nordic Aluminium Oy...................................        1,900         14,270
 Novo Group Oyj........................................       31,600         89,002
 Okobank Class A.......................................       31,940        412,617
 Olvi Oyj Series A.....................................          410          6,621
 *Oy Stockmann AB Series B.............................       24,300        237,265
 PK Cables Oyj.........................................        4,760         44,689
 Partek Oyj............................................       44,870        560,275
 *Polar Real Estate Corp. Series K.....................      126,010         23,661
 Ponsse Oyj............................................        4,900         49,454
Raisio Group P.L.C. Series V
 *0.003%, 01/00/00.....................................      118,423        217,914
 Rakentajain Koneuvokrammo Oy..........................        1,900         20,300
 *Rocla Oy.............................................        1,300          7,323
 Santasalo-Jot Oy......................................        3,400          6,735
 *Silja Oy AB Series A.................................       44,020         35,129
 *Stonesoft Corp.......................................       11,279        162,756
 Talentum Oyj..........................................       18,300        112,535
 Tamro Oyj.............................................      105,620        165,598
 Uponor Oyj Series A...................................       32,500        572,108
 Vaisala Oy Series A...................................       12,650        350,353
 *Vestcap Oyj Series B.................................       51,210         25,481
 Viking Line AB........................................        3,240         77,415
 Yit-Yhtymae Oyj.......................................       26,854        342,879
                                                                       ------------
TOTAL -- FINLAND
  (Cost $8,166,156)....................................                   7,461,525
                                                                       ------------
BELGIUM -- (3.1%)
COMMON STOCKS -- (3.1%)
 *Abfin SA.............................................        2,560              0
 Afrifina..............................................        3,480        285,388
 BMT NV................................................        2,040        163,753
 Banque Nationale de Belgique..........................          710        943,209
 Belge des Betons......................................          425        155,613
 *Brederode SA.........................................        2,610         61,260
 CFE (Compagnie Francois d'Entreprises)................        2,080        369,078
 CMB (Cie Martime Belge)...............................          500         37,554
 Carrieres Unies Porphyre..............................           20         20,655
 Chimique et Metallurgique Campine, Beerse.............          370         27,824
 Cie Auxiliaire des Mines Auximines....................          544        291,627
 *Cie Auxiliaire des Mines Auximines Strip VVPR........          136            186
 City Hotels SA........................................        1,290         64,794
 Cofinimmo SA..........................................        4,763        404,243
 Commerciale de Brasserie SA COBRHA....................          115         36,709
 Creyf's SA............................................       20,168        473,365
 *Creyf's SA Interim Strip VVPR........................        8,168             77
 Deceuninck SA.........................................       63,700        971,821
 Engrais Rosier SA.....................................          655         40,156
 *Finspa...............................................          325              0
 Floridienne NV........................................        2,033        143,150
 *Franki NV (Cie International des Pieux Armes
   Frankignoul SA).....................................        5,875              0
                                                            SHARES            VALUE
                                                            ------            -----

 Glaces de Charleroi...................................           70   $    224,759
 Glaverbel SA..........................................          400         29,949
 Ibel (Nouvelle).......................................        2,655        186,947
 Immobel (Cie Immobiliere de Belgique SA)..............       10,600        422,850
 *Intercomfina SA......................................       11,000            103
 *Koramic Building Products SA.........................          700         23,166
 Mecaniver SA, Bruxelles...............................          128         73,906
 *Metiers Automatiques Picanol.........................          403        149,450
 *PCB SA Bruxelles.....................................        5,030         10,153
 *Papeteries de Catala SA..............................          315         35,488
 Plantations Nord-Sumatra SA...........................          650         87,876
 Recticel SA...........................................        8,450         73,382
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        140,639
 *SCF VVPR Shares......................................        2,470         16,580
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545         92,833
 *Sait Radioholland....................................        6,088         82,306
 *Sapec SA.............................................        3,635        160,397
 Sapec SA VVPR.........................................           75             37
 Sidro.................................................        4,040        324,295
 *Sioen Industries.....................................        1,400         27,471
 Spector Photo Group SA................................        3,688         48,474
 Surongo SA............................................           20          4,938
 Telindus Group SA.....................................       17,240        287,296
 *Ter Beke NV..........................................        2,212         76,839
 UNIBRA................................................        1,600        120,172
 Uco Textiles NV.......................................        2,124        179,469
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $7,002,396)....................................                   7,370,237
                                                                       ------------
AUSTRIA -- (1.9%)
COMMON STOCKS -- (1.9%)
 Allgemeine Sparkasse Baugesellschaft..................          670         69,193
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        321,690
 BBAG Oesterreichische Brau-Beteiligungs...............        7,084        305,935
 BWT AG................................................       13,530        449,035
 Bank Fuer Kaernten und Steiermark AG..................          520         43,352
 Bau Holding AG........................................        4,980        138,159
 Bohler Uddeholm AG....................................        9,020        292,159
 Brau Union Goess-Reinighaus AG........................        8,200        325,262
 *Ca Immobilien Invest AG..............................          670         10,253
 *Die Erste Immobilien AG..............................        1,244        186,868
 Flughafen Wien AG.....................................       12,730        481,645
 *Immofinanz Immobilien Anlagen AG.....................       61,160        291,118
 Jenbacher AG..........................................        7,860         98,440
 *Leipnik-Lundenburger Industrie AG....................          300         14,773
 Lenzing AG............................................        3,013        226,299
 *Manner (Josef) & Co. AG..............................          870         16,336
 Mayr-Melnhof Karton AG................................        9,840        433,827
 Oberbank AG...........................................        3,234        204,945
 Readymix Kies-Union AG................................          500         37,084
 Rhi AG, Wien..........................................       16,334        322,037
 Rosenbauer International AG...........................          850         19,152
 Ubm Realitaetenentwicklung AG.........................          360         22,645
 Va Technologie AG.....................................        6,807        204,439

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Vogel and Noot Waermetechnik AG.......................        1,700   $     16,758
 Wolford AG............................................        4,100         76,523
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $5,054,287)....................................                   4,607,927
                                                                       ------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
 Abbey P.L.C...........................................       19,319         51,692
 Anglo Irish Bank Corp. P.L.C..........................      192,323        566,962
 *Arcon International Resources P.L.C..................      143,750         21,593
 Ardagh P.L.C..........................................       13,676         17,975
 Arnotts P.L.C.........................................        8,811         54,596
 Barlo Group P.L.C.....................................      115,775         97,825
 *Dragon Oil P.L.C.....................................      104,167         27,383
 *Dunloe Ewart P.L.C...................................      235,918         93,026
 Fyffes P.L.C..........................................      195,858        183,880
 Glanbia P.L.C.........................................      175,508         92,274
 Golden Vale P.L.C.....................................      108,124         97,451
 Green Property Co.....................................       75,732        504,814
 Greencore Group P.L.C.................................      131,110        344,657
 Heiton Holdings P.L.C.................................       32,420         86,746
 IAWS Group P.L.C......................................       59,457        390,746
 IFG Group P.L.C.......................................       16,604         29,229
 IWP International P.L.C...............................       39,611         68,799
 Irish Continental Group P.L.C.........................       15,838         92,190
 Jurys Hotel Group P.L.C...............................       40,376        342,677
 Kingspan Group P.L.C..................................      114,417        408,195
 Ryan Hotels P.L.C.....................................       40,095         37,643
 *Tullow Oil P.L.C.....................................      212,968        209,967
 United Drug P.L.C.....................................       17,081        172,552
 Waterford Wedgwood P.L.C..............................      220,752        259,064
                                                                       ------------
TOTAL -- IRELAND
  (Cost $4,244,705)....................................                   4,251,936
                                                                       ------------
                                                            SHARES            VALUE
                                                            ------            -----

UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *National Oilwell, Inc.
   (Cost $57,188)......................................        4,318   $    167,053
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *National Oilwell, Inc. Warrants 03/15/01
   (Cost $0)...........................................          480              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $57,188).......................................                     167,053
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 Euro Currency.........................................                     129,439
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (0.4%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.63%,
   01/02/2001 (Collateralized by U.S. Treasury Notes
   3.375%, 02/15/01, valued at $928,081) to be
   repurchased at $913,571.............................   $      913        913,000
                                                                       ------------
TOTAL INVESTMENTS - (100.0%)
  (Cost $201,114,084)+.................................                $237,781,781
                                                                       ============

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities
   +  The cost for federal income tax purposes is $201,129,109

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (96.3%)
COMMON STOCKS -- (95.5%)
 *ASK Corp., Yokohama..................................      64,000    $     64,710
 Achilles Corp.........................................     549,000         763,249
 Aica Kogyo Co., Ltd...................................     164,000         994,916
 *Aichi Corp...........................................      57,000          88,507
 *Aichi Machine Industry Co., Ltd......................     157,000         297,641
 Aichi Steel Works, Ltd................................     292,000         856,721
 Aichi Tokei Denki Co., Ltd............................      67,000         162,100
 Aida Engineering, Ltd.................................     160,000         690,432
 *Aim Services Co., Ltd................................       2,000          20,764
 Airport Facilities Co., Ltd...........................      40,700         145,133
 *Aisan Industry Co., Ltd..............................      23,000         139,116
 *Akai Electric Co., Ltd...............................     363,000           3,277
 Akebono Brake Industry Co., Ltd.......................     141,000         269,854
 *Aloka Co., Ltd.......................................      13,000         110,552
 Amada Sonoike Co., Ltd................................     191,414         487,300
 *Amatsuji Steel Ball Manufacturing
   Co., Ltd............................................      12,000         105,081
 Ando Corp.............................................     120,000         216,663
 *Ando Electronic Co., Ltd.............................      10,000          99,304
 Anest Iwata Corp......................................      74,000          96,866
 *Anrakutei Co., Ltd...................................       4,000          25,277
 *Aoi Advertising Promotion Inc........................       6,000          62,236
 *Aoki Corp............................................      70,000          22,750
 Aoki International Co., Ltd...........................      74,200         211,672
 *Apic Yamada Corp.....................................       3,000          21,125
 *Arabian Oil Co., Ltd.................................      48,300         455,656
 Arai-Gumi, Ltd........................................      49,300          45,841
 Araya Industrial Co., Ltd.............................      84,000          71,282
 *Argo 21 Corp.........................................       4,000         108,693
 Asahi Denka Kogyo KK..................................     169,000       1,264,779
 Asahi Diamond Industrial Co., Ltd.....................      68,000         360,346
 Asahi Kogyosha Co., Ltd...............................      48,000         107,031
 Asahi Optical Co., Ltd................................     102,000         247,700
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         729,504
 *Asahi Tec Corp.......................................      86,000         112,574
 Asanuma Corp..........................................     145,000         183,261
 Ashimori Industry Co., Ltd............................      84,000         147,114
 *Asia Securities Printing Co., Ltd....................       8,000          73,954
 *Asics Corp...........................................     333,000         312,645
 Azel Corp., Tokyo.....................................      89,000         162,299
 Bando Chemical Industries, Ltd........................     213,000         382,654
 Bank of Okinawa, Ltd..................................      19,300         392,896
 *Bank of the Ryukyus, Ltd.............................      23,980         331,218
 *Bull Dog Sauce Co., Ltd..............................       9,000          48,993
 Bunka Shutter Co., Ltd................................     134,000         262,505
 CKD Corp..............................................     113,000         854,861
 *Cabin Co., Ltd.......................................      67,000          59,880
 Calpis Co., Ltd.......................................      66,000         284,208
 Calsonic Corp.........................................     261,000         614,971
 Canon Electronics, Inc................................      25,000         261,350
 *Canon System & Support, Inc..........................      15,000         117,133
 *Catena Corp..........................................      18,000         173,059
 *Cats, Inc............................................       4,000         112,665
 Central Finance Co., Ltd..............................     180,000         536,241
 Central Glass Co., Ltd................................     184,000         887,018
 Cesar Co..............................................      79,000         145,489

                                                            SHARES           VALUE+
                                                            ------           ------

 *Chiba Kogyo Bank, Ltd................................      38,100    $    410,335
 Chino Corp............................................      70,000         149,768
 *Chisan Tokan Co., Ltd................................      64,000          47,377
 *Chiyoda Co., Ltd.....................................      24,000         105,081
 *Chiyoda Corp.........................................     226,000         171,380
 *Chofu Seisakusho Co., Ltd............................      25,000         270,603
 *Chori Co., Ltd.......................................     175,000         172,202
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         380,424
 Chugai Ro Co., Ltd....................................     139,000         383,981
 Chugoku Marine Paints, Ltd............................     111,000         215,444
 Chugokukogyo Co., Ltd.................................      45,000          60,936
 Chukyo Coca-Cola Bottling Co., Ltd....................      40,000         317,772
 Chukyo Sogo Bank, Ltd.................................     118,000         463,388
 *Chuo Paperboard Co., Ltd.............................      76,000          71,354
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         322,638
 Cleanup Corp..........................................      41,000         177,664
 *Co-Op Chemical Co., Ltd..............................      80,000          67,888
 *Computer Engineering & Consulting, Ltd...............       8,000         105,659
 *Copyer Co., Ltd......................................       8,000          24,555
 *Corona Corp..........................................      12,000         107,140
 D'urban, Inc..........................................     114,000         175,984
 Dai Nippon Toryo, Ltd.................................     193,000         285,742
 Dai-Dan Co., Ltd......................................      80,000         335,105
 Daido Hoxan, Inc......................................     196,000         775,003
 Daido Kogyo Co., Ltd..................................      60,000         124,581
 *Daido Steel Sheet Corp...............................      84,000         151,664
 Daidoh, Ltd...........................................      54,000         129,673
 Daihen Corp...........................................     205,000         329,418
 Daiho Corp............................................      96,000         116,998
 Daiichi Cement Co., Ltd...............................      33,000          46,176
 *Daiichi Chuo Kisen Kaisha............................     390,000         176,039
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         166,108
 *Dai-Ichi Katei Denki Co., Ltd........................      91,000          40,254
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000         133,654
 Daiken Corp...........................................     110,000         309,828
 Daiki Co., Ltd........................................      31,000         302,525
 *Daikyo, Inc..........................................     268,000         425,815
 Daimei Telecom Engineering Corp.......................      66,000         510,620
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         529,741
 *Dainippon Shigyo Co., Ltd............................      16,000          69,332
 Daiso Co., Ltd........................................     112,000         190,086
 *Daisue Construction Co., Ltd.........................     185,000          73,485
 Daisyo Corp...........................................      14,000         128,282
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000          29,954
 Daiwa Danchi Co., Ltd.................................     202,000         379,304
 Daiwa Industries, Ltd.................................      42,000         106,165
 Daiwa Kosho Lease Co., Ltd............................     101,000         286,302
 *Daiwa Seiko, Inc.....................................     145,000         167,553
 Daiwabo Co., Ltd......................................     262,000         250,715
 *Daiwabo Info.........................................       9,000         115,373
 *Dantani Corp.........................................      68,000          36,833
 Danto Corp............................................      42,000         134,981
 Denki Kogyo Co., Ltd..................................      59,000         372,841
 Deodeo Corp...........................................      44,600         262,919
 Descente, Ltd.........................................     133,000         252,141

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Dia Kensetsu Co., Ltd................................      29,000    $     46,339
 *Diamond Computer Service Co., Ltd....................       8,000          70,777
 *Dijet Industrial Co., Ltd............................      34,000          47,882
 *Doshisha Co., Ltd....................................       5,000          85,762
 *Dynic Corp...........................................      52,000          66,190
 Eagle Industry Co., Ltd...............................      43,000         145,182
 *Eco-Tech Construction Co., Ltd.......................      23,000          22,840
 *Eiken Chemical Co., Ltd..............................       9,000          90,348
 *Elna Co., Ltd........................................       5,000          16,746
 *Enshu, Ltd...........................................      69,000          95,927
 Exedy Corp............................................      40,000         283,467
 *FDK Corp.............................................      94,000         975,886
 *First Baking Co., Ltd................................      67,000         142,140
 France Bed Co., Ltd...................................     193,000         599,362
 Fudo Construction Co., Ltd............................     201,000         212,303
 *Fuji Car Manufacturing Co., Ltd......................      36,000          33,474
 *Fuji Coca Cola Bottling Co., Ltd.....................      15,000         123,227
 Fuji Denki Reiki Co., Ltd.............................      81,800         264,368
 Fuji Kiko Co., Ltd....................................      51,000          93,463
 *Fuji Kisen Kaisha, Ltd...............................       8,000          15,744
 *Fuji Kosan Co., Ltd..................................     130,000         109,144
 Fuji Kyuko Co., Ltd...................................     107,000         347,744
 *Fuji Spinning Co., Ltd., Tokyo.......................     163,000          83,876
 Fujicco Co., Ltd......................................      19,000         231,558
 *Fujii & Co., Ltd.....................................      44,000             397
 *Fujiko Co., Ltd......................................      55,000          20,854
 Fujirebio, Inc........................................      75,000         457,023
 *Fujitsu Denso, Ltd...................................      12,000         140,939
 *Fujitsu Devices, Inc.................................       8,000         116,781
 *Fujitsu Kiden, Ltd...................................       4,000          19,752
 *Fujitsu Systems Construction, Ltd....................       4,000          38,999
 *Fujiya Co., Ltd......................................     190,000         391,077
 Fukuda Corp...........................................      65,000         156,674
 Fukushima Bank, Ltd...................................      90,000         264,058
 *Fukusuke Corp........................................      95,000         119,210
 *Furukawa Battery Co., Ltd............................      45,000         112,123
 Furukawa Co., Ltd.....................................     208,000         428,126
 *Fuso Lexel, Inc......................................       6,000          58,986
 Fuso Pharmaceutical Industries, Ltd...................      78,000         365,456
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         219,660
 Gastec Service, Inc...................................      41,000         152,124
 *Geostar Corp.........................................       6,000          42,520
 Godo Shusei Co., Ltd..................................      74,000         148,306
 *Godo Steel, Ltd......................................     245,000         196,847
 *Goldwin, Inc.........................................      47,000          50,491
 Gourmet Kineya Co., Ltd...............................      31,000         225,564
 *Graphtec Corp........................................      39,000          53,516
 *Gun-Ei Chemical Industry Co., Ltd....................     164,000         236,885
 *Gunze Sangyo, Inc., Tokyo............................      90,000          82,874
 Hac Kimisawa Co., Ltd.................................      25,000         194,094
 *Hakone Tozan Railway Co., Ltd........................      52,000         126,748
 Hakuyosha Co., Ltd....................................      57,000         180,101
 *Hanwa Co., Ltd.......................................     405,000         405,837
 *Harashin Co., Ltd....................................         700           5,403
 Harima Chemicals, Inc.................................      37,000         137,951
 Hayashikane Sangyo Co., Ltd...........................     128,000         143,286
 *Hazama Corp..........................................      19,000           7,376
 Heiwado Co., Ltd......................................      49,000         340,612
 Hibiya Engineering, Ltd...............................      60,000         220,454
 Hisaka Works, Ltd.....................................      48,000         199,330

                                                            SHARES           VALUE+
                                                            ------           ------

 *Hitachi AIC, Inc.....................................      15,000    $    142,185
 *Hitachi Electronics Engineering Co., Ltd.............       7,000          41,139
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,527
 Hitachi Koki Co., Ltd.................................     111,000         342,707
 *Hitachi Kokusai Electric, Inc........................      44,000         340,016
 Hitachi Medical Corp..................................      28,000         290,689
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         528,549
 Hitachi Powdered Metal Co., Ltd.......................      46,000         427,729
 *Hitachi Seiki Co., Ltd...............................     141,000         192,207
 *Hitachi Tool Engineering, Ltd........................       6,500          35,032
 Hochiki Corp..........................................      42,000         109,198
 *Hodogaya Chemical Co., Ltd...........................     100,000         150,761
 *Hohsui Corp..........................................      56,000          41,960
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         237,715
 *Hokkaido Bank, Ltd...................................     100,000         120,067
 *Hokkaido Coca-Cola Bottling Co., Ltd.................      17,000         131,984
 Hokkaido Gas Co., Ltd.................................      87,000         151,583
 Hokko Chemical Industry Co., Ltd......................      41,000         111,410
 *Hoko Fishing Co., Ltd................................      79,000          51,349
 *Hokuriku Electric Industry Co., Ltd..................     112,000         192,108
 Hokuriku Electrical Construction Co., Ltd.............      36,000          89,048
 *Hokuriku Gas Co., Ltd................................      26,000          71,120
 Hokuriku Seiyaku Co., Ltd.............................      31,000         364,093
 *Hokushin Co., Ltd....................................      39,900          47,547
 Honen Corp............................................     128,000         217,241
 Horiba, Ltd...........................................      54,000         455,805
 Hosokawa Micron Corp..................................      40,000         229,302
 Howa Machinery, Ltd...................................     181,000         196,080
 *Ichida and Co., Ltd..................................      78,000          37,320
 Ichikawa Co., Ltd.....................................      49,000          99,972
 Ichiken Co., Ltd......................................      48,000          42,899
 Ichikoh Industries, Ltd...............................     141,000         260,943
 *Ichiyoshi Securities Co., Ltd........................      24,000          91,215
 Idec Izumi Corp.......................................      60,000         728,529
 Ihara Chemical Industry Co., Ltd......................      80,000         143,720
 Iino Kaiun Kaisha, Ltd................................     161,000         225,284
 *Ikegai Corp..........................................      90,000         108,061
 *Ikegami Tsushinki Co., Ltd...........................     102,000         209,946
 Inaba Denki Sangyo Co., Ltd...........................      22,000         237,932
 *Inaba Seisa Kusho Co., Ltd...........................       8,000         107,609
 Inabata and Co., Ltd., Osaka..........................      85,000         483,429
 Inageya Co., Ltd......................................      56,000         299,789
 Intec, Inc............................................      19,000         271,352
 *Inui Steamship Co., Ltd..............................      31,000          18,191
 *Iseki & Co., Ltd.....................................     322,000         229,645
 *Ishihara Sangyo Kaisha, Ltd..........................     193,000         306,650
 *Ishii Hyoki Co., Ltd.................................       3,000          89,103
 Ishii Iron Works Co., Ltd.............................      52,000          82,621
 *Ishikawa Seisakusho, Ltd.............................      75,000          57,551
 *Ishikawajima Transport Machinery Co., Ltd............       6,000          19,445
 Ishizuka Glass Co., Ltd...............................      49,000          92,452
 Itochu Fuel Corp......................................     192,000         717,587
 Itoki Crebio Corp.....................................      56,000         152,170
 *Iuchi Seieldo Co., Ltd...............................       4,000          57,416
 Iwasaki Electric Co., Ltd.............................     110,000         240,315
 *Iwatsu Electric Co., Ltd.............................     145,000         327,251
 *Izukyu Corp..........................................       2,200          40,715

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Izumi Co., Ltd........................................      55,000    $    528,793
 *Izutsuya Co., Ltd....................................      70,000         102,373
 JGC Corp..............................................     146,000       1,028,065
 JMS Co., Ltd..........................................      59,000         212,519
 *Jac Holdings Co., Ltd................................       5,000          85,762
 *Jaccs Co., Ltd.......................................      79,000         226,792
 *Jamco Corp...........................................       5,000          18,100
 *Janome Sewing Machine Co., Ltd.......................     224,000         171,886
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         149,768
 *Japan Aviation Electronics Industry, Ltd.............     130,000       1,023,371
 Japan Carlit Co., Ltd.................................      28,000         196,658
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          79,840
 Japan Digital Laboratory Co., Ltd.....................      28,100         358,952
 Japan Foundation Engineering Co., Ltd.................      49,200         183,438
 *Japan Kenzai Co., Ltd................................       4,000          19,861
 *Japan Metals & Chemicals Co., Ltd....................     201,000         241,335
 Japan Oil Transportation Co., Ltd.....................      45,000          73,124
 Japan Paperboard Industries Co., Ltd., Tokyo..........     127,000         240,767
 Japan Pulp and Paper Co., Ltd.........................      99,000         317,276
 *Japan Steel Works, Ltd...............................     338,000         338,698
 Japan Storage Battery Co., Ltd........................      63,000         224,652
 Japan Transcity Corp..................................      90,000         157,622
 Japan Vilene Co., Ltd.................................     101,000         241,624
 Japan Wool Textile Co., Ltd...........................      86,000         333,841
 Jastec Co., Ltd.......................................       3,000          96,415
 Jeol, Ltd.............................................      97,000         554,305
 *Joban Kosan Co., Ltd.................................     101,000         130,386
 *Joint Corp...........................................       5,000         117,359
 Joshin Denki Co., Ltd.................................      98,000         243,294
 *Jsp Corp.............................................       4,000          20,691
 *Jujiya Co., Ltd......................................     161,000          75,579
 Juken Sangyo Co., Ltd.................................      86,000         492,222
 Juki Corp.............................................     153,000         587,021
 K.R.S.Corp............................................       2,000          20,384
 *Kabuki-Za Co., Ltd...................................       5,000         171,525
 Kaga Electronics Co., Ltd.............................      19,000         229,843
 Kagawa Bank, Ltd......................................      68,350         370,840
 Kahma Co., Ltd........................................      46,000         220,093
 *Kakuei (L.) Corp.....................................     100,000             903
 Kamei Corp............................................      59,000         268,445
 Kanaden Corp..........................................      50,000         199,059
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         422,493
 Kanamoto Co., Ltd.....................................      24,000         119,598
 *Kanematsu Corp.......................................     249,500         281,549
 Kanematsu Electronics, Ltd............................      38,000         166,722
 *Kanematsu-NNK Corp...................................      60,000          81,790
 *Kansai Kisen Kaisha..................................     184,000          69,765
 Kanto Auto Works, Ltd., Yokosuka......................      74,000         396,818
 Kanto Bank, Ltd.......................................      13,400         166,939
 Kanto Denka Kogyo Co., Ltd............................      83,000         295,221
 Kanto Natural Gas Development Co., Ltd................     104,000         556,751
 *Kanto Special Steel Works, Ltd.......................      84,000          51,566
 Kasei (C.I.) Co., Ltd.................................      46,000         141,192
 Kasumi Co., Ltd.......................................     132,000         521,941
 Katakura Chikkarin Co., Ltd...........................      17,000          51,566
 Katakura Industries Co., Ltd..........................      49,000         218,080

                                                            SHARES           VALUE+
                                                            ------           ------

 *Kato Sangyo Co., Ltd.................................      17,000    $     95,151
 *Kato Spring Works Co., Ltd...........................       8,000          19,861
 Kato Works Co., Ltd...................................      82,000         105,118
 Katsumura Construction Co., Ltd.......................      48,600          52,649
 Kawada Industries, Inc................................      76,000         146,825
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000         131,379
 *Kawashima Textile Manufacturers, Ltd.................     126,000         154,697
 *Kawasho Corp.........................................     222,000         238,492
 Kawasho Gecoss Corp...................................      52,000         139,892
 *Kawasumi Laboratories, Inc...........................       5,000          45,815
 Kayaba Industry Co., Ltd..............................     321,000         524,514
 Keihin Co., Ltd.......................................     100,000         129,998
 Keiyo Co., Ltd........................................     104,900         476,340
 Kentucky Fried Chicken Japan, Ltd.....................      10,000         106,526
 Key Coffee, Inc.......................................      16,000         184,597
 *Kimmon Manufacturing Co., Ltd........................      41,000          44,416
 Kimura Chemical Plants Co., Ltd.......................      27,000          58,255
 *Kinki Nippon Tourist Co., Ltd........................     133,000         328,985
 Kinki Sharyo Co., Ltd., Nagaokakyo....................     101,000         117,621
 Kinseki, Ltd..........................................      56,000         652,155
 *Kinsho-Mataichi Corp.................................      42,000          45,120
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          57,696
 Kioritz Corp..........................................      96,000         115,265
 Kishu Paper Co., Ltd..................................      63,000          94,980
 Kitagawa Iron Works Co., Ltd..........................     124,000         145,525
 Kita-Nippon Bank, Ltd.................................       6,806         349,605
 Kitano Construction Corp..............................     116,000         219,913
 Kitz Corp.............................................     234,000         335,882
 Koa Oil Co., Ltd......................................     132,000         331,278
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         223,921
 *Kobe Kiito Co., Ltd..................................      53,000          18,660
 *Koito Industries, Ltd................................       8,000          20,366
 *Kokune Corp..........................................      42,000          28,437
 Kokusai Kogyo Co., Ltd................................      60,000         283,828
 Komai Tekko, Inc......................................      53,000         118,659
 *Komatsu Construction Co., Ltd........................      29,000          39,270
 *Komatsu Electronics Metals Co., Ltd..................      13,000          93,300
 *Komatsu Forklift Co., Ltd............................     153,000         222,377
 Komatsu Seiren Co., Ltd...............................      75,000         192,965
 Komatsu Zenoah Co.....................................      73,000         158,164
 Konishi Co., Ltd......................................      16,000         129,998
 *Kosaido Co., Ltd.....................................      10,000          94,609
 *Kosei Securities Co., Ltd............................     137,000         234,989
 Krosaki Corp..........................................      96,000         134,331
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         240,333
 Kurabo Industries, Ltd................................     374,000         523,331
 Kuraya Sanseido, Inc..................................      56,950         517,208
 Kurimoto, Ltd.........................................     116,000         234,574
 Kyodo Printing Co., Ltd...............................      75,000         218,694
 Kyodo Shiryo Co., Ltd.................................     145,000         147,918
 Kyoei Sangyo Co., Ltd.................................      23,000          72,672
 Kyoei Tanker Co., Ltd.................................      53,000          52,631
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         155,591
 Kyokuyo Co., Ltd......................................     167,000         220,111
 *Kyoritsu Maintenance Co., Ltd........................       3,000          52,812
 Kyosan Electric Manufacturing Co., Ltd................      94,000         207,057
 Kyowa Leather Cloth Co., Ltd..........................      32,000         136,931

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kyudenko Corp.........................................      68,000    $    217,313
 Kyushu Bank, Ltd......................................     146,000         411,226
 *Laox Co., Ltd........................................      16,000          62,832
 Life Corp.............................................      83,000         496,781
 MR Max Corp...........................................      56,300         170,774
 Maeda Road Construction Co., Ltd......................      20,000          85,582
 Maezawa Industries, Inc...............................      18,700         115,133
 *Maezawa Kaisei Industries Co., Ltd...................       7,600          70,668
 Magara Construction Co., Ltd..........................      61,000          72,690
 *Mars Engineering Corp................................       5,000         172,879
 *Marubun Corp.........................................       9,000         103,186
 Marudai Food Co., Ltd.................................     232,000         330,916
 Maruei Department Store Co., Ltd......................      72,000         174,847
 Maruetsu, Inc.........................................     106,000         296,648
 Maruha Corp...........................................     434,000         544,600
 Marusan Securities Co., Ltd...........................      67,000         295,772
 Maruwn Corp...........................................      44,000          75,471
 Maruyama Manufacturing Co., Inc.......................      73,000          89,626
 Maruzen Co., Ltd......................................     179,000         478,319
 Maruzen Showa Unyu Co., Ltd...........................     175,000         315,967
 Maspro Denkoh Corp....................................      16,000         148,775
 *Matsuda Sangyo Co., Ltd..............................       4,000          69,693
 Matsui Construction Co., Ltd..........................      40,000         106,526
 Matsuo Bridge Co., Ltd................................      37,000          71,815
 Matsuya Co., Ltd......................................      74,000         233,815
 *Matsuya Foods Co., Ltd...............................       8,000         100,026
 Matsuzakaya Co., Ltd..................................     123,000         294,255
 Meiden Engineering Co., Ltd...........................      31,000         161,477
 *Meidensha Corp.......................................     183,000         343,627
 Meiji Shipping Co., Ltd...............................      47,000          73,404
 Meiko National Securities Co., Ltd....................      84,500         167,061
 *Meisei Industrial Co., Ltd...........................      29,000          31,154
 Meito Sangyo Co., Ltd.................................      38,000         394,507
 *Meito Transportation Co., Ltd........................       5,000          49,381
 *Meiwa Trading Co., Ltd...............................      55,000          45,680
 Mercian Corp..........................................     109,000         264,699
 Mimasu Semiconductor Industry Co., Ltd................      17,000         214,704
 *Miroku Jyoho Service Co., Ltd........................       3,000          19,500
 Misawa Homes Co., Ltd.................................     108,000         305,170
 Misawa Resort Co., Ltd................................      40,000          88,471
 *Misawavan Corp.......................................      43,000         178,178
 *Mito Securities Co., Ltd.............................      35,000          84,047
 Mitsuba Corp..........................................      67,000         263,715
 Mitsubishi Cable Industries, Ltd......................     270,000         709,300
 Mitsubishi Chemical Corp..............................         250             700
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         202,796
 Mitsubishi Pencil Co., Ltd............................      61,000         462,575
 *Mitsubishi Plastics, Inc.............................     310,000         531,727
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         222,820
 *Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         200,991
 Mitsuboshi Belting, Ltd...............................     153,000         368,787
 *Mitsui Construction Co., Ltd.........................     314,000         153,072
 Mitsui Home Co., Ltd..................................      55,000         197,118
 Mitsui Matsushima Co., Ltd............................      90,000         147,872
 *Mitsui Mining Co., Ltd...............................     225,000         219,371
 Mitsui Sugar Co., Ltd.................................     116,000         224,102
 *Mitsui Wood Systems, Inc.............................      41,500          43,459
 Mitsui-Soko Co., Ltd..................................     115,000         227,361
 *Mitsumura Printing Co., Ltd..........................       6,000          18,416

                                                            SHARES           VALUE+
                                                            ------           ------

 Mitsuuroko Co., Ltd...................................      76,000    $    418,520
 Miura Co., Ltd........................................      31,000         436,576
 Miyaji Iron Works Co. Ltd.............................      90,000         153,560
 *Miyakoshi Corp.......................................      18,000           3,737
 Miyoshi Oil & Fat Co., Ltd............................     120,000         242,662
 Miyuki Keori Co., Ltd.................................      50,000         181,004
 Mizuno Corp...........................................     120,000         344,494
 Morinaga & Co., Ltd...................................     220,000         484,603
 *Morishita Jinton Co., Ltd............................       2,000          26,541
 Morita Corp...........................................      72,000         170,297
 Morozoff, Ltd., Osaka.................................      50,000          90,728
 Mory Industries, Inc..................................      66,000         126,314
 Mos Food Services, Inc................................      29,000         243,475
 *Mutoh Industries, Ltd................................      61,000         155,844
 Mutow Co., Ltd........................................      38,000         209,260
 *Myojo Foods Co., Ltd.................................       2,000           3,972
 NOF Corp..............................................      54,000         127,723
 *Nabco, Ltd...........................................     120,000         173,330
 Nachi-Fujikoshi Corp..................................     188,000         298,706
 Nagano Bank, Ltd......................................      63,000         267,308
 *Nagano Japan Radio Co., LTD..........................       6,000          25,729
 Nagatanien Co., Ltd...................................      32,000         237,174
 *Naigai Co., Ltd......................................     109,000          82,657
 Nakabayashi Co., Ltd..................................      92,000         227,568
 Nakamuraya Co., Ltd...................................      85,000         211,021
 *Nakano Corp..........................................      66,000          42,899
 Nakayama Steel Works, Ltd.............................     206,000         247,339
 Nemic-Lambda KK.......................................       3,484          83,348
 Neturen Co., Ltd., Tokyo..............................      67,000         175,407
 Nichia Steel Works, Ltd...............................      64,900         169,909
 Nichias Corp..........................................     237,000         691,073
 Nichiban Co., Ltd.....................................      58,000         170,171
 *Nichiboshin, Ltd.....................................     119,000           1,074
 Nichiha Corp..........................................      27,000         168,185
 Nichimen Corp.........................................     190,000         205,830
 Nichimo Co., Ltd......................................      54,000          62,399
 *Nichimo Corp.........................................      85,000          56,016
 Nichireki Co., Ltd....................................      44,000         175,966
 Nichiro Corp..........................................     289,000         508,752
 *Nidec Tosok Corp.....................................       3,000          23,372
 *Nihon Kentetsu Co., Ltd..............................      27,000          56,305
 Nihon Kohden Corp.....................................      85,000         218,694
 Nihon Matai Co., Ltd..................................      50,000         103,818
 Nihon Nohyaku Co., Ltd................................     103,000         201,776
 Nihon Nosan Kogyo KK..................................     201,000         308,474
 Nihon Parkerizing Co., Ltd............................      92,000         280,723
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000         100,604
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          79,308
 *Niigata Chuo Bank, Ltd...............................     130,000               0
 *Niigata Engineering Co., Ltd.........................     586,000         428,505
 Nikken Chemicals Co., Ltd.............................     130,000         394,326
 Nikkiso Co., Ltd......................................      61,000         304,529
 Nikko Co., Ltd., Akashi...............................      65,000         146,699
 *Nippei Toyama Corp...................................      10,000          16,521
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         344,494
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          93,914
 *Nippon Carbon Co., Ltd...............................     177,000         148,604
 *Nippon Ceramic Co., Ltd..............................       4,000          86,304
 Nippon Chemical Industrial Co., Ltd...................     131,000         532,178

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nippon Chemi-Con Corp.................................     103,000    $    830,351
 *Nippon Chemiphar Co., Ltd............................      49,000         106,165
 Nippon Chutetsukan KK.................................      44,000          76,663
 *Nippon Columbia Co., Ltd.............................      99,000         164,447
 *Nippon Concrete Industries Co., Ltd..................      65,000          61,613
 Nippon Conlux Co., Ltd................................      63,000         299,726
 *Nippon Conveyor Co., Ltd.............................      43,000          29,890
 Nippon Denko Co., Ltd.................................     159,000         249,758
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         368,580
 Nippon Felt Co., Ltd..................................      28,000          80,887
 Nippon Fine Chemical Co., Ltd.........................      23,000          86,792
 Nippon Flour Mills Co., Ltd...........................     147,000         333,092
 *Nippon Formula Feed Manufacturing Co., Ltd...........     100,000         117,359
 Nippon Gas Co., Ltd...................................      62,000         363,813
 Nippon Hume Pipe Co., Ltd.............................      43,000          84,625
 *Nippon Kasei Chemical Co., Ltd.......................     113,000         147,918
 *Nippon Kinzoku Co., Ltd..............................      93,000          75,561
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         278,105
 *Nippon Kokan Koji Corp...............................       7,000          22,750
 Nippon Konpo Unyu Soko Co., Ltd.......................      59,000         388,820
 *Nippon Koshuha Steel Co., Ltd........................     151,000         125,412
 *Nippon Lace Co., Ltd.................................      26,000          21,125
 Nippon Light Metal Co., Ltd...........................     243,000         206,209
 *Nippon Metal Industry Co., Ltd.......................     282,000         193,480
 Nippon Pipe Manufacturing Co., Ltd....................      35,000         127,335
 *Nippon Piston Ring Co., Ltd..........................     133,000         106,860
 Nippon Road Co., Ltd..................................     147,000         214,984
 *Nippon Seiki Co., Ltd................................      25,000         129,546
 Nippon Seisen Co., Ltd................................      39,000          72,880
 Nippon Sharyo, Ltd....................................     122,000         208,159
 Nippon Shinyaku Co., Ltd..............................      59,000         515,585
 Nippon Signal Co., Ltd................................     109,000         381,796
 Nippon Soda Co., Ltd..................................     129,000         370,331
 *Nippon Steel Chemical Co., Ltd.......................     241,000         387,267
 Nippon Suisan Kaisha, Ltd.............................     246,000         397,522
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         194,852
 *Nippon Typewriter Co., Ltd...........................       3,000           8,937
 Nippon Valqua Industries, Ltd.........................     119,000         168,663
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000         142,591
 Nippon Yusoki Co., Ltd................................      49,000          80,508
 *Nishimatsuya Chain Co., Ltd..........................       7,000         101,109
 *Nissan Construction Co., Ltd.........................     128,000          82,043
 *Nissan Diesel Motor Co., Ltd.........................     214,000         243,421
 *Nissan Shatai Co., Ltd...............................     251,000         380,677
 *Nisseki House Industry Co., Ltd......................     260,000         305,134
 Nissha Printing Co., Ltd..............................      81,000         416,805
 *Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         273,754
 Nisshin Oil Mills, Ltd................................     122,000         339,222
 Nissin Corp...........................................     150,000         258,641
 Nissin Electric Co., Ltd..............................     187,000         450,740
 *Nissin Kogyo Co., Ltd................................       6,000          99,123
 Nitsuko Corp..........................................      75,000         356,817
 Nitta Corp............................................      24,000         298,995
 Nittetsu Mining Co., Ltd..............................     147,000         310,532
 Nitto Boseki Co., Ltd.................................     225,000         300,620
 Nitto Construction Co., Ltd...........................      19,000          33,104
 Nitto Electric Works, Ltd.............................      67,000         492,953
 Nitto Flour Milling Co., Ltd..........................      54,000         101,886

                                                            SHARES           VALUE+
                                                            ------           ------

 Nitto Seiko Co., Ltd..................................      56,000    $     95,548
 *Nitto Seimo Co., Ltd.................................      32,000          22,244
 Nittoc Construction Co., Ltd..........................      61,000          76,545
 Nohmi Bosai, Ltd......................................      59,000         211,987
 *Nomura Co., Ltd......................................       6,000          16,629
 O-M, Ltd..............................................      46,000          56,477
 *OKK Corp.............................................     101,000         132,209
 Obayashi Road Corp....................................      65,000         149,633
 Odakyu Construction Co., Ltd..........................      29,000          56,287
 Odakyu Real Estate Co., Ltd...........................      58,000         109,433
 Ohki Corp.............................................      73,000         134,439
 *Ohkura Electric Co., Ltd.............................      34,000          53,407
 *Ohtsu Tire & Rubber Co., Ltd.........................      65,000         115,599
 Oiles Corp............................................      18,000         292,170
 Okabe Co., Ltd........................................      39,000         117,242
 Okamoto Industries, Inc...............................     127,000         284,334
 Okamura Corp..........................................     197,000         786,071
 Oki Electric Cable Co., Ltd...........................      56,000         141,048
 *Okinawa Electric Power Co., Ltd......................       6,000          99,123
 *Okuma and Howa Machinery, Ltd........................      69,000         113,369
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         324,128
 *Olympic Corp.........................................      10,000         191,837
 *Ono Sokki Co., Ltd...................................      43,000          78,414
 *Optec Dai-Ichi Denko Co., Ltd........................     116,333          91,368
 Organo Corp...........................................     101,000         354,686
 Oriental Construction Co., Ltd........................      39,000         133,437
 *Oriental Yeast Co., Ltd..............................      14,000          58,770
 Origin Electric Co., Ltd..............................      54,000         333,932
 Osaka Oxygen Industries, Ltd..........................     190,000         409,944
 Osaka Steel Co., Ltd..................................      38,000         149,913
 Osaki Electric Co., Ltd...............................      56,000         323,550
 Oyo Corp..............................................      29,000         320,968
 P.S.C. Corp...........................................      35,000         104,269
 Pacific Industrial Co., Ltd...........................      78,000         186,601
 *Pacific Metals Co., Ltd..............................     299,000         728,800
 Parco Co., Ltd........................................      82,000         229,482
 *Pasco Corp...........................................      68,500         250,449
 *PCA Corp.............................................       3,000          46,583
 Penta-Ocean Construction Co., Ltd.....................      72,000          90,348
 Pigeon Corp...........................................      18,000         129,998
 Pilot Corp............................................      32,000         134,331
 *Pokka Corp...........................................      48,000         191,963
 *Press Kogyo Co., Ltd.................................     143,000          90,366
 *Prima Meat Packers, Ltd..............................     230,000         236,704
 *Pulstec Industrial Co., Ltd..........................       2,000          33,041
 Raito Kogyo Co., Ltd..................................      47,800         168,293
 Rasa Industries, Ltd..................................     119,000         272,869
 Rengo Co., Ltd........................................         800           3,163
 *Renown Look, Inc.....................................      50,000         107,880
 *Renown, Inc..........................................     402,000         359,281
 Rheon Automatic Machinery Co., Ltd....................      40,000         129,637
 *Rhythm Watch Co., Ltd................................     344,000         540,357
 *Ricoh Elemex Corp....................................      11,000          68,122
 *Ricoh Leasing Co., Ltd...............................       4,000          75,832
 *Right ON Co., Ltd....................................       5,000         123,227
 Riken Corp............................................     193,000         348,466
 Riken Keiki Co., Ltd..................................      33,000         117,973
 Riken Vinyl Industry Co., Ltd.........................     123,000         345,334
 *Riken Vitamin Co., Ltd...............................      10,000         127,289
 Rohto Pharmaceutical Co., Ltd.........................      57,000         758,997

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Royal Co., Ltd........................................      35,000    $    298,904
 *Ryobi, Ltd...........................................     238,000         360,960
 Ryoden Trading Co., Ltd...............................      80,000         244,107
 Ryoyo Electro Corp....................................      45,000         558,178
 S.T. Chemical Co., Ltd................................      48,000         303,328
 SMK Corp..............................................     127,000         739,498
 SXL Corp..............................................     148,000         326,005
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          67,942
 Sagami Chain Co., Ltd.................................      20,000         155,095
 Sagami Co., Ltd.......................................      60,000         188,497
 *Sailor Pen Co., Ltd..................................      16,000          77,999
 Sakai Chemical Industry Co., Ltd......................     184,000       1,171,063
 Sakai Heavy Industries, Ltd...........................      60,000         116,998
 *Sakai Ovex Co., Ltd..................................      85,000          67,527
 Sakata Inx Corp.......................................      92,000         222,585
 *Sakurada Co., Ltd....................................      38,000          36,363
 San-Ai Oil Co., Ltd...................................     118,000         339,818
 Sankei Building Co., Ltd..............................      97,000         329,255
 Sanki Engineering Co., Ltd............................      76,000         354,713
 *Sanko Co., Ltd.......................................       2,000          21,666
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          47,287
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         236,587
 Sankyo Seiko Co., Ltd.................................      86,000         211,174
 *Sankyu, Inc., Tokyo..................................     302,000         264,455
 Sanoh Industrial Co., Ltd.............................      32,000         138,664
 Sanshin Electronics Co., Ltd..........................      51,000         312,157
 *Sansui Electric Co., Ltd.............................     353,000          15,934
 *Sanwa Electric Co., Ltd..............................      17,000          41,437
 *Sanyo Denki Co., Ltd.................................      36,000         227,496
 Sanyo Industries, Ltd., Tokyo.........................      48,000         157,731
 Sanyo Shokai, Ltd.....................................     113,000         302,976
 Sanyo Special Steel Co., Ltd..........................     339,000         459,054
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............     257,000         185,608
 Sata Construction Co., Ltd., Gumma....................      61,000          65,531
 *Sato Kogyo Co., Ltd..................................      34,000          14,733
 Sato Shoji Corp.......................................      31,000         107,745
 Satori Electric Co., Ltd..............................       2,000          21,486
 Sawafugji Electric Co., Ltd...........................      31,000          55,412
 Seika Corp............................................     145,000         205,514
 *Seikitokyu Kogyo Co., Ltd............................      86,000          60,557
 *Seiko Corp...........................................      45,150         182,196
 Seiren Co., Ltd.......................................      81,000         204,746
 Seiyo Food Systems, Inc...............................     137,000         411,849
 Sekisui Jushi Co., Ltd................................      85,000         273,943
 Sekisui Plastics Co., Ltd.............................     150,000         261,350
 Senko Co., Ltd........................................     205,000         370,132
 Senshukai Co., Ltd....................................      40,000         196,802
 *Setouchi Bank, Ltd...................................      11,000          39,523
 Shibaura Engineering Works Co., Ltd...................      45,000         248,214
 Shibusawa Warehouse Co., Ltd..........................     119,000         268,572
 Shibuya Kogyo Co., Ltd................................      54,000         402,668
 *Shikibo, Ltd.........................................     155,000          93,752
 Shikoku Chemicals Corp................................      89,000         317,366
 Shimizu Bank, Ltd.....................................       8,900         347,897
 *Shimura Kako Co., Ltd................................      55,000         263,652
 Shin Nippon Air Technologies Co., Ltd.................      37,180         122,511
 Shinagawa Fuel Co., Ltd...............................     160,000         534,435
 Shinagawa Refractories Co., Ltd.......................     116,000         214,677

                                                            SHARES           VALUE+
                                                            ------           ------

 Shindengen Electric Manufacturing Co., Ltd............      68,000    $    340,702
 Shin-Etsu Polymer Co., Ltd............................      68,000         410,684
 *Shinko Electric Co., Ltd.............................     257,000         426,898
 Shinko Shoji Co., Ltd.................................      41,000         283,521
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         355,092
 *Shinmaywa Industries, Ltd............................     168,000         268,445
 *Shinsho Corp.........................................     110,000         155,907
 *Shintom Co., Ltd.....................................     178,000          69,097
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         163,292
 Shinyei Kaisha........................................      54,000          69,711
 Shiroki Co., Ltd......................................     132,000         239,521
 Sho-Bond Corp.........................................      24,100         312,207
 *Shobunsha Publications, Inc..........................      12,000         141,589
 *Shochiku Co., Ltd....................................      99,000         437,036
 *Shoei Co., Ltd.......................................       6,000          53,137
 Shoko Co., Ltd........................................     156,000         197,163
 *Shokusan Bank, Ltd...................................      18,000          66,624
 *Shokusan Jutaku Sogo Co., Ltd........................     207,000         138,285
 *Showa Aluminum Corp..................................     181,000         212,420
 Showa Corp............................................     117,000         626,345
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......     313,000         565,129
 Showa Highpolymer Co., Ltd............................      79,000         245,335
 *Showa Mining Co., Ltd................................       8,000          17,911
 Showa Sangyo Co., Ltd.................................     160,000         259,995
 *Silver Seiko, Ltd....................................      87,000          97,390
 Sintokogio, Ltd., Nagoya..............................     108,000         238,871
 *Snow Brand Seed Co., Ltd.............................       4,000          17,694
 Soda Nikka Co., Ltd...................................      35,000          61,298
 *Sodick Co., Ltd......................................      15,000          63,780
 *Sokkisha Co., Ltd....................................      40,000          64,277
 *Sonton Food Industry Co., Ltd........................       4,000          33,222
 Sotetsu Rosen Co., Ltd................................      42,000         195,267
 *SPC Electronics Corp.................................       9,000          89,373
 *SRL, Inc.............................................       7,000          57,316
 Star Micronics Co., Ltd...............................      84,000       1,137,480
 Subaru Enterprise Co., Ltd............................      36,000         112,448
 *Suminoe Textile Co., Ltd.............................     142,000         158,958
 *Sumitomo Coal Mining Co., Ltd........................     181,000         111,112
 *Sumitomo Construction Co., Ltd.......................     320,000         196,441
 Sumitomo Corporation's Leasing, Ltd...................      38,500         401,436
 Sumitomo Densetsu Co., Ltd............................      50,700         242,581
 *Sumitomo Light Metal Industries, Ltd.................     493,000         364,951
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         233,075
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         219,155
 Sumitomo Warehouse Co., Ltd...........................     126,000         323,044
 Sun Wave Corp.........................................      88,000         146,175
 Sun-S, Inc............................................      38,300         237,881
 SunTelephone Co., Ltd.................................      65,000         148,459
 *Suruga Corp..........................................       3,000          37,239
 *Suzutan Co., Ltd.....................................      62,000          52,613
 *T.Hasegawa Co., Ltd..................................       9,000         138,123
 TYK Corp..............................................      67,000         116,736
 Tabai Espec Corp......................................      34,000         325,355
 *Tachihi Enterprise Co., Ltd..........................       5,000          85,762
 *Tachikawa Corp.......................................       4,000          23,472
 Tadano, Ltd...........................................     127,000         204,078
 Taihei Dengyo Kaisha, Ltd.............................      66,000         154,914

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Taihei Kogyo Co., Ltd.................................     114,000    $    138,935
 *Taiheiyo Kaiun Co., Ltd..............................      72,000          34,449
 Taiheiyo Kouhatsu, Inc................................      90,000          95,873
 *Taiho Kogyo Co., Ltd.................................      10,000          78,269
 Taikisha, Ltd.........................................      97,000         631,365
 Taisei Fire & Marine Insurance Co., Ltd...............     118,000         303,599
 *Taisei Prefab Construction Co., Ltd..................     134,000         130,648
 Taisei Rotec Corp.....................................     127,000         176,562
 Taito Co., Ltd........................................      70,000         148,504
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         464,959
 Takada Kiko Co., Ltd..................................      31,000         121,737
 *Takagi Securities Co., Ltd...........................      22,000          64,746
 *Takamatsu Corp.......................................       6,500          72,763
 *Takano Co., Ltd......................................       7,000          82,151
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......     156,000         198,572
 *Taka-Q Co., Ltd......................................      69,500          57,723
 *Takara Co., Ltd......................................      39,000         152,801
 *Takara Printing Co., Ltd.............................       3,500          30,807
 *Takarabune Corp......................................      52,000          46,005
 Takasago International Corp...........................      91,000         350,786
 *Takasaki Paper Manufacturing Co., Ltd................     157,000         116,222
 *Takashima & Co., Ltd.................................      60,000          60,666
 Takiron Co., Ltd......................................     140,000         465,103
 Tamura Corp...........................................      65,000         249,388
 *Tamura Electric Works, Ltd...........................      74,000         144,966
 Tasaki Shinju Co., Ltd................................      53,000         200,955
 *Tateho Chemical Industries Co., Ltd..................      26,500          50,239
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         166,505
 Tayca Corp............................................      74,000         165,675
 Teac Corp.............................................     109,000         334,564
 *Techno Ryowa, Ltd....................................       1,200           4,875
 *Tecmo, Ltd...........................................       7,000          60,034
 Teijin Seiki Co., Ltd.................................     138,000         316,436
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         216,880
 Teikoku Sen-I Co., Ltd................................      39,000          60,909
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         224,066
 Teisan KK.............................................     219,000       1,243,564
 Tekken Corp...........................................     274,000         222,621
 Ten Allied Co., Ltd...................................      37,000         131,605
 Tenma Corp............................................      29,000         259,183
 *Teraoka Seisakusho Co., Ltd..........................       4,000          25,277
 *Tesac Corp...........................................      92,000          38,205
 Tetra Co., Ltd., Tokyo................................      41,000          74,026
 The Daito Bank, Ltd...................................      81,000         239,115
 *Tigers Polymer Corp..................................       4,000          19,283
 *Titan Kogyo KK.......................................      36,000          51,999
 Toa Corp..............................................     181,000         204,250
 Toa Doro Kogyo Co., Ltd...............................      85,000         149,633
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          41,518
 *Tobishima Corp.......................................     100,000          39,722
 *Tobu Store Co., Ltd..................................      71,000         107,681
 Tochigi Bank, Ltd.....................................      60,000         367,785
 Tochigi Fuji Industrial Co., Ltd......................      51,000          98,527
 Toda Kogyo Corp.......................................      88,000         397,215
 Todentu Corp..........................................      57,000         177,528

                                                            SHARES           VALUE+
                                                            ------           ------

 Toenec Corp...........................................      80,000    $    303,328
 Toho Real Estate Co., Ltd.............................      98,000         339,727
 *Toho Titanium Co., Ltd...............................       6,000          28,708
 Toho Zinc Co., Ltd....................................     205,000         405,295
 *Tohoku Bank..........................................      15,000          29,114
 *Tohpe Corp...........................................      36,000          43,224
 Tohto Suisan Co., Ltd.................................      54,000         141,860
 Tokai Carbon Co., Ltd.................................     186,000         404,672
 Tokai Corp............................................     108,000         681,513
 *Tokai Kanko Co., Ltd.................................     198,000         137,635
 Tokai Pulp Co., Ltd...................................      88,000         318,567
 Tokai Rika Co., Ltd...................................      61,000         424,027
 *Tokai Senko KK, Nagoya...............................      47,000          44,976
 Tokico, Ltd...........................................     189,000         351,481
 *Tokimec, Inc.........................................     119,000         126,766
 Tokin Corp............................................      53,000         641,142
 Toko Electric Corp....................................      39,000          98,934
 Toko, Inc.............................................      81,000         426,311
 Tokushima Bank, Ltd...................................      61,200         386,743
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         435,086
 Tokyo Denki Komusho Co., Ltd..........................      57,000         191,936
 *Tokyo Denpa Co., Ltd.................................       3,000         109,686
 Tokyo Kikai Seisakusho, Ltd...........................      74,000         261,873
 *Tokyo Leasing Co., Ltd...............................      29,000         151,845
 *Tokyo Nissan Auto Sales Co., Ltd.....................      63,000         108,629
 Tokyo Rakutenchi Co., Ltd.............................      92,000         289,028
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         322,737
 Tokyo Sangyo Co., Ltd.................................      36,500          95,887
 Tokyo Securities Co., Ltd.............................     366,250         912,557
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         354,959
 Tokyo Tatemono Co., Ltd...............................     244,000         458,170
 *Tokyo Tekko Co., Ltd.................................      67,000          43,549
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         179,072
 *Tokyo Tungsten Corp..................................      10,000          81,158
 Tokyotokeiba Co., Ltd.................................     261,000         263,895
 *Tokyu Car Corp.......................................     213,000         138,448
 *Tokyu Construction Co., Ltd..........................     356,000         234,610
 *Tokyu Department Store Co., Ltd......................     266,000         192,108
 *Tokyu Hotel Chain Co., Ltd...........................     189,000         267,877
 *Tokyu Recreation Corp................................      10,000          54,978
 Tokyu Store Chain Corp................................     175,000         507,127
 *Tokyu Tourist Corp...................................      38,000          42,538
 Toli Corp.............................................     101,000         184,182
 *Tomen Corp...........................................     216,500         230,629
 *Tomen Electronics Corp...............................       3,000         127,019
 Tomoe Corp............................................      56,000          90,998
 *Tomoegawa Paper Co., Ltd.............................      55,000         195,629
 Tomoku Co., Ltd.......................................     185,000         339,032
 Tonami Transportation Co., Ltd........................     173,000         332,659
 Topcon Corp...........................................      68,000         214,857
 Topre Corp............................................      85,000         263,200
 Topy Industries, Ltd..................................     187,000         293,741
 Torigoe Co., Ltd......................................      21,000          65,216
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         199,872
 *Toshiba Chemical Corp................................       9,000          24,293
 Toshiba Engineering & Construction Co., Ltd...........     101,000         204,241
 *Toshiba Machine Co., Ltd.............................     294,000       1,382,797
 Toshiba Tungaloy Co., Ltd.............................     124,000         677,252

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tosho Printing Co., Ltd...............................      94,000    $    185,843
 Tostem Corp...........................................      21,482         307,963
 *Tostem Viva Corp.....................................     119,000         396,412
 Totenko Co., Ltd......................................      35,000         103,637
 Totetsu Kogyo Co., Ltd................................      53,000         106,219
 Totoku Electric Co., Ltd., Tokyo......................      62,000         181,907
 *Towa Real Estate Development Co., Ltd................     160,000          77,999
 *Toyo Bussan Co., Ltd.................................       4,000          22,750
 Toyo Chemical Co., Ltd................................      52,000         187,774
 Toyo Communication Equipment Co., Ltd.................      79,000         572,685
 Toyo Construction Co., Ltd............................     290,000         172,789
 *Toyo Electric Co., Ltd...............................      67,000          73,792
 *Toyo Engineering Corp................................     247,000         231,902
 *Toyo Kanetsu KK......................................     206,000         195,267
 Toyo Kohan Co., Ltd...................................     140,000         355,147
 Toyo Radiator Co., Ltd................................     104,000         416,859
 Toyo Securities Co., Ltd..............................     113,000         261,151
 *Toyo Shutter Co., Ltd................................      77,000          43,793
 *Toyo Sugar Refining Co., Ltd.........................      60,000          64,457
 *Toyo Tire & Rubber Co., Ltd..........................     173,000         223,334
 Toyo Umpanki Co., Ltd.................................     146,000         369,049
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         144,875
 Tsubaki Nakashima Co., Ltd............................      47,000         616,081
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          71,499
 *Tsudakoma Corp.......................................     101,000         123,092
 *Tsugami Corp.........................................     124,000         355,977
 *Tsukamoto Co., Ltd...................................      44,000          53,227
 Tsukishima Kikai Co., Ltd.............................      38,000         212,691
 *Tsumura & Co., Inc...................................     124,000         367,171
 Tsurumi Manufacturing Co., Ltd........................      42,000         195,647
 Tsutsumi Jewelry Co., Ltd.............................      16,900         281,333
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         196,134
 *Tsuzuki Denki Co., Ltd...............................       5,000          20,086
 U-Shin, Ltd...........................................      19,000          63,807
 *Ube Material Industries, Ltd.........................      16,000          17,766
 Uchida Yoko Co., Ltd..................................      72,000         478,392
 Ueki Corp.............................................      47,000          76,374
 Uniden Corp...........................................      42,000         177,068
 *Unimat Offisco Corp..................................       6,900          54,567
 *Unisia Jecs Corp.....................................     215,000         328,019
 *Unitika, Ltd.........................................     433,000         363,533
 *Utoc Corp............................................      38,000          46,655
 Wakachiku Construction Co., Ltd.......................     194,000         175,136
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         176,364
 *Warabeya Nichiyo Co., Ltd............................       1,000           8,865
 Yahagi Construction Co., Ltd..........................      59,000         205,062
 *Yahagi Corp..........................................      40,000               0
 *Yamaichi Electronics Co., Ltd........................       6,000         102,644
 Yamamura Glass Co., Ltd...............................     213,000         315,353
 *Yamatane Corp........................................     131,000         141,914
 Yamatane Securities Co., Ltd..........................     203,000         397,676

                                                            SHARES           VALUE+
                                                            ------           ------

 *Yamato International, Inc............................      43,000    $     42,701
 Yamato Kogyo Co., Ltd.................................      73,000         287,331
 Yamaura Corp..........................................      19,000          59,862
 *Yamazen Co., Ltd.....................................     140,000         264,148
 Yaoko Co., Ltd........................................      16,000         176,941
 Yellow Hat, Ltd., Tokyo...............................      28,000         215,868
 Yokogawa Bridge Corp..................................      70,400         247,862
 *Yokohama Matsuzakaya, Ltd............................      27,000          20,718
 Yokohama Reito Co., Ltd...............................     111,000         557,149
 *Yokowo Co., Ltd......................................       7,000         130,178
 Yomeishu Seizo Co., Ltd...............................      46,000         298,580
 Yomiuri Land Co., Ltd.................................     157,000         545,675
 Yondenko Corp.........................................      58,800         194,282
 Yonekyu Corp..........................................      31,500         340,960
 Yorozu Corp...........................................      26,800         101,615
 Yoshihara Oil Mill, Ltd...............................      36,000          95,873
 Yoshimoto Kogyo Co., Ltd..............................      60,000         490,200
 Yuasa Corp............................................     161,000         340,107
 *Yuasa Trading Co., Ltd...............................     174,000         202,634
 *Yuken Kogyo Co., Ltd.................................      60,000          64,999
 *Yukiguni Maitake Co., Ltd............................       5,000          26,631
 Yurtec Corp...........................................      73,000         237,246
 Zenchiku Co., Ltd.....................................     126,000         214,984
 *Zensho Co., Ltd......................................       6,000          47,124
 *Zexel Corp...........................................     214,000         270,468
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $380,931,943)..................................                 189,748,765
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $1,640,386)...................................                   1,634,145
                                                                       ------------
TOTAL -- JAPAN
  (Cost $382,572,329)..................................                 191,382,910
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $7,541,138) to be
   repurchased at $7,430,236.
   (Cost $7,429,000)...................................    $  7,429       7,429,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $390,001,329)++................................                $198,811,910
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $392,895,479.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
AUSTRALIA -- (30.0%)
COMMON STOCKS -- (29.5%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $     10,189
 A.P. Eagers, Ltd......................................       21,077         44,990
 ARB Corporation, Ltd..................................       11,364         44,810
 Abigroup, Ltd.........................................      129,710        125,480
 *Access1, Ltd.........................................      130,929         16,177
 Adelaid Bank, Ltd.....................................      116,153        323,051
 *Access1, Ltd. Issue 2000.............................       13,092          2,065
 Adelaide Brighton, Ltd................................      572,818        123,477
 Adsteam Marine, Ltd...................................      160,973        192,962
 Adtrans Group Limited.................................       29,000         26,377
 *Airboss, Ltd.........................................       27,480          1,589
 *Allstate Explorations NL.............................       49,087          6,194
 Amalgamated Holdings, Ltd.............................      266,483        294,221
 *Amity Oil NL.........................................       43,079         28,538
 *An Feng Kingstream Steel, Ltd........................      764,927         76,411
 *Anaconda Nickel NL...................................      500,170        595,885
 *Anzoil NL............................................      123,126          2,913
 *Aquarius Platinum (Australia), Ltd...................       44,452        189,679
 *Ariadne Australia, Ltd...............................      270,353         52,592
 *Ashanti Goldfields Co., Ltd..........................       16,421         38,160
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         20,723
 Ashton Mining, Ltd....................................      523,700        550,678
 Asia Pacific Specialty Chemicals, Ltd.................       88,182         20,631
 Atkins Carlyle, Ltd...................................       69,772         84,371
 *AuIron Energy, Ltd...................................      260,290        177,904
 *Auridiam Consolidated NL.............................       63,097          2,488
 *Aurora Gold, Ltd.....................................      226,812         24,446
 Ausdoc Group, Ltd.....................................      116,098        100,104
 *Ausdrill, Ltd........................................      103,961          8,472
 *Aussie Online, Ltd...................................      394,855          7,889
 *Austpac Resources NL.................................      355,118         18,671
 Australand Holdings, Ltd..............................      445,600        309,246
 Australian Hospital Care, Ltd.........................      215,500        142,759
 *Australian Magnesium Corp., Ltd......................       84,257        101,887
 *Australian Oil & Gas Corp., Ltd......................       96,119         88,942
 Australian Pharmaceutical Industries, Ltd.............      287,700        353,949
 Australian Provincial Newspaper Holdings, Ltd.........      380,974        857,283
 *Australian Resources, Ltd............................      141,446         17,104
 Autron Corporation, Ltd...............................      223,118         49,855
 *Avatar Industries, Ltd...............................      229,505         22,926
 Bank of Queensland, Ltd...............................      124,922        376,338
 *Beach Petroleum NL...................................      371,700          7,622
 *Beaconsfield Gold NL.................................       89,078         15,923
 Bendigo Bank, Ltd.....................................      150,037        413,347
 *Bendigo Mining NL....................................      849,735         78,182
 *Beyond International, Ltd............................       61,256         24,154
 *Biota Holdings, Ltd..................................       97,808        197,979
 *Biotech International, Ltd...........................      149,379         24,346
 *Black Range Minerals NL..............................      169,951         20,551
 Blackmores, Ltd.......................................       27,894         92,832
 *Bligh Oil & Minerals NL..............................       58,844          6,342
 *Bligh Oil & Minerals NL, Issue 00....................       29,422          2,243
 *Boulder Group NL.....................................       78,500          6,810
 *Bourse Data, Ltd.....................................       30,700          9,684

                                                               SHARES        VALUE+
                                                               ------        ------

 Brandrill, Ltd........................................       96,616   $    121,912
 Bridgestone Australia, Ltd............................       49,000         28,338
 Bristile, Ltd.........................................       81,032         51,124
 Buderim Ginger, Ltd...................................        7,889          2,157
 *Burns, Philp & Co., Ltd..............................      651,721        178,176
 CI Technologies Group, Ltd............................      109,822        193,428
 Caltex Australia, Ltd.................................      407,700        460,855
 Campbell Brothers, Ltd................................       59,643        144,245
 *Cape Range, Ltd......................................      430,495         61,111
 Capral Aluminium, Ltd.................................      379,330        452,718
 *Carrington Cotton Corp., Ltd.........................       22,200         49,138
 Casinos Austria International, Ltd....................      258,299         89,630
 Cedar Woods Properties, Ltd...........................       50,913         11,243
 *Centamin Egypt, Ltd..................................      261,882         10,326
 *Centaur Mining & Exploration, Ltd....................       62,058         15,335
 Central Equity, Ltd...................................      123,243        142,551
 Central Norseman Gold Corp., Ltd......................      409,800         59,250
 Centro Properties, Ltd................................      261,514        393,092
 *Charter Pacific Corp., Ltd...........................       72,823         30,630
 *Circadian Technologies, Ltd..........................       40,370         77,258
 *Cityview Energy Corp., Ltd...........................       52,581         19,351
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      163,017          7,457
 Clough, Ltd...........................................      403,574        131,553
 Coal & Allied Industries, Ltd.........................       11,250        106,466
 Coates Hire, Ltd......................................      258,842        156,501
 *Comet Resources NL...................................       83,600         20,658
 Consolidated Manufacturing Industries, Ltd............       32,784         18,960
 *Consolidated Minerals, Ltd...........................      123,800         26,686
 Consolidated Paper Industries, Ltd....................       66,203         69,613
 Consolidated Rutile, Ltd..............................      333,372        115,680
 *Coolgardie Gold NL...................................      222,685          5,854
 *Coplex Resources NL..................................      231,400         10,949
 Corporate Express Australia, Ltd......................      176,355        746,395
 Coventry Group, Ltd...................................       63,616        125,425
 Crane (G.E) Holdings, Ltd.............................       86,915        317,588
 *Croesus Mining NL....................................       97,100         19,144
 *Cudgen RZ, Ltd.......................................       36,650          3,661
 *DC International, Ltd................................      299,350          7,554
 *DJL, Ltd.............................................      277,900          1,461
 *Dalrymple Resources NL...............................       62,885         16,531
 Danks Holdings, Ltd...................................       10,425         45,218
 *Davnet Limited.......................................      402,200        143,792
 Delfin Property Group, Ltd............................       26,361         80,385
 *Delta Gold NL........................................      442,483        260,555
 *Denehurst, Ltd.......................................       95,000          3,646
 *Devex, Ltd...........................................      205,364         51,826
 *Devine, Ltd..........................................       44,183          3,484
 *Diamin Resources NL..................................      212,131         37,362
 Dollar Sweets Holdings, Ltd...........................      135,021         65,309
 *Dominion Mining, Ltd.................................      168,015         30,917
 *Durban Roodepoort Deep, Ltd..........................       18,619         11,257
 *Easycall Communications (Philippines), Ltd...........      177,300         21,440
 *Ecorp Limited........................................      254,988        243,322
 Email, Ltd............................................      409,709        611,757
 *Emporer Mines, Ltd...................................      120,600         17,120
 Energy Developments, Ltd..............................      161,980      1,114,772

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Energy Equity Corp., Ltd.............................      325,630   $     13,867
 Energy Resources of Australia, Ltd. Series A..........      231,589        322,663
 *Equatorial Mining, Ltd...............................       43,214         59,072
 Equigold NL...........................................       99,000         21,340
 Evans Deakin Industries, Ltd..........................      177,590        188,606
 Finemore Holdings, Ltd................................       75,789         85,670
 Fleetwood Corp., Ltd..................................       39,607         30,403
 Foodland Associates, Ltd..............................      114,415        520,336
 Forest Place Group, Ltd...............................       85,192         18,812
 *Formulab Neuronetics Corp., Ltd......................        1,061          1,395
 Forrester Parker Group, Ltd...........................      142,602         63,728
 Freedom Furniture, Ltd................................      123,400         74,610
 Futuris Corp., Ltd....................................      638,000        592,374
 GUD Holdings, Ltd.....................................       83,979         74,618
 GWA International, Ltd................................      415,102        390,654
 Gazal Corp., Ltd......................................       71,177         97,297
 *Geo2, Ltd............................................      164,199          5,180
 George Weston Foods, Ltd..............................       65,003        222,143
 *Golden West Refining Corp., Ltd......................       17,330          3,280
 Goldfields, Ltd.......................................      477,502        409,211
 *Goldstream Mining NL.................................       90,901         19,117
 Gowing Bros., Ltd.....................................       52,346         48,162
 *Gradipore, Ltd.......................................       21,628         57,424
 Grand Hotel Group.....................................      347,700        212,055
 *Grange Resources, Ltd................................       57,506          4,535
 *Greenfields Energy Corp., Ltd........................      193,687          9,470
 Green's Foods, Ltd....................................       66,082         14,592
 Gunns, Ltd............................................       48,287         69,815
 HIH Insurance, Ltd....................................      791,605        141,505
 Hamilton Island, Ltd..................................       52,600         71,073
 Hancock and Gore, Ltd.................................       50,013         30,765
 Haoma Mining NL.......................................       98,816          5,975
 *Hardman Resources NL.................................      314,890         57,944
 Harris Scarfe Holdings, Ltd...........................      105,076         68,503
 Hartley Poynton, Ltd..................................       84,981         69,253
 *Helix Resources NL...................................       25,000          6,178
 Henry Walker Group, Ltd...............................      287,948        183,183
 *Herald Resources, Ltd................................       69,910         21,686
 Hills Industries, Ltd.................................      212,581        268,238
 Hills Motorway Group..................................      279,349        672,663
 Housewares International, Ltd.........................       87,100         44,878
 Iama, Ltd.............................................      187,940        156,121
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          3,001
 Institute of Drug Technology Australia, Ltd...........       44,372         93,082
 *Intellect Holdings, Ltd..............................       75,070         41,837
 Ipoh, Ltd.............................................      139,966        113,326
 Iron Carbide Australia, Ltd...........................       89,832         33,533
 *Ixla, Ltd............................................       89,921         20,802
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000         26,288
 Jones (David), Ltd....................................      593,400        458,617
 Joyce Corp., Ltd......................................       13,049          4,802
 *Jubilee Gold Mines NL................................      133,974         93,682
 Jupiters, Ltd.........................................      189,523        403,554
 Just Jeans Holdings, Ltd..............................       94,342         45,633
 *Keycorp, Ltd.........................................       51,992        202,280
 *Kidston Gold Mines, Ltd..............................      246,300         20,719
 King Island (The) Co., Ltd............................       22,000         35,972
 *Kingsgate Consolidated NL............................       71,492         28,942

                                                               SHARES        VALUE+
                                                               ------        ------

 *Kolback Group, Ltd...................................       90,810   $     50,131
 *Kresta Holdings, Ltd.................................       56,700          2,907
 Lemarne Corp., Ltd....................................       20,790         27,873
 *Leo Shield Exploration, Ltd..........................      286,300         11,289
 *Lynas Gold NL........................................       40,500          3,513
 *MRI Holdings, Ltd....................................       36,169          4,754
 *MacMahon Holdings, Ltd...............................      192,179         13,640
 Magellan Petroleum Australia, Ltd.....................       32,760         34,878
 Maryborough Sugar Factory, Ltd........................          600          1,861
 *Maxi-Cube, Ltd.......................................      128,356         12,147
 McConnell Dowell Corp., Ltd...........................       62,776         53,798
 McGuigan (Brian) Wines, Ltd...........................       50,532         76,515
 McPherson's, Ltd......................................       61,500         37,831
 *Media Entertainment Group, Ltd.......................      150,814         20,219
 *Micromedical Industries, Ltd.........................      150,461         26,105
 *Mikoh Corp., Ltd.....................................       39,999          2,734
 *Mineral Deposits, Ltd................................       49,458          8,191
 *Mobile Computing Corp................................       75,400        241,817
 *Mobile Innovations, Ltd..............................       84,600         12,009
 Monadelphous Group, Ltd...............................       17,086         25,602
 *Mosaic Oil NL........................................      345,724         33,627
 *Mount Kersey Mining NL...............................      146,152         12,294
 *Murchison United NL..................................       71,536         52,655
 'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/99............................................       40,918          8,412
 Namoi Cotton Cooperative, Ltd.........................      129,700         30,686
 National Can Industries, Ltd..........................       97,017         51,007
 National Foods, Ltd...................................      439,427        542,925
 *Nautronix, Ltd.......................................       74,694         21,992
 *New Hampton Goldfields NL............................      178,048         19,190
 Newcrest Mining, Ltd..................................      129,349        258,423
 Normandy Mt. Leyshon, Ltd.............................      133,376         51,891
 Normans Wine, Ltd.....................................       35,848         15,266
 *North Flinders Mines, Ltd............................       99,807        267,618
 *Novogen, Ltd.........................................      105,184        200,190
 *Novus Petroleum, Ltd.................................      245,359        234,778
 OPSM Protector, Ltd...................................      257,306        252,974
 Oil Company of Australia, Ltd.........................       51,800         61,277
 *Online Advantage, Ltd................................        2,475            163
 *Orbital Engine Corp., Ltd............................      537,358        590,466
 *Oriel Communications.................................       27,653          1,090
 *Oropa, Ltd...........................................      333,580         16,311
 Oroton International, Ltd.............................       38,427         47,680
 PMP Communications, Ltd...............................      381,871        337,296
 Pacific BBA, Ltd......................................      271,086        434,702
 Pacific Hydro, Ltd....................................      148,384        170,850
 *Pan Pacific Petroleum NL.............................      327,800         17,234
 *Payce Consolidated, Ltd..............................       18,000          6,672
 Penfold (W.C.), Ltd...................................       14,100         13,714
 *Peptide Technology, Ltd..............................      176,600        142,987
 *Perilya Mines NL.....................................      263,500         34,634
 Permanent Trustee Co., Ltd............................       20,052         71,162
 Perpetual Trustees Australia, Ltd.....................       47,694        789,877
 Petaluma, Ltd.........................................       29,519         69,839
 Peter Lehmann Wines, Ltd..............................       35,586         42,658
 *Petroz NL............................................      308,910         94,199
 *Petsec Energy, Ltd...................................       97,992          5,410
 *Pima Mining NL.......................................      214,601         38,361
 Pirelli Cables Australia, Ltd.........................       97,420         41,488
 *Planet Oil International.............................       31,489              0
 Plaspak Group, Ltd....................................       76,261         24,257
 *Pocketmail Group, Ltd................................       10,933            523

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Polartechnics, Ltd...................................       37,205   $     66,507
 *Port Douglas Reef Resorts, Ltd.......................      264,900         16,016
 Portman Mining, Ltd...................................      241,600        120,672
 *Precious Metals Australia, Ltd.......................      106,059          4,349
 *Preston Resources NL.................................       64,000          9,085
 Prime Television, Ltd.................................      168,102        152,899
 *Progen Industries, Ltd...............................       24,788         23,458
 *Prophecy International Holdings, Ltd.................       51,900         29,743
 *Psiron, Ltd..........................................       40,381         11,677
 *Quantum Resources, Ltd...............................      115,007          2,479
 Queensland Cotton Holdings, Ltd.......................       39,866         77,551
 *Quiktrak Networks, Ltd...............................      396,495         17,719
 *Raptis Group, Ltd....................................       12,000            820
 Rebel Sport, Ltd......................................       77,898         28,669
 *Redfire Resources NL.................................       27,900          1,907
 Reece Australia, Ltd..................................       32,100        337,536
 *Reinsurance Australia Corp., Ltd.....................      399,993         25,236
 *Resolute, Ltd........................................      324,045         19,592
 Ridley Corp., Ltd.....................................      576,240        206,014
 Rock Building Society, Ltd............................       11,373         15,008
 Rural Press, Ltd......................................      211,201        566,306
 SPC, Ltd..............................................       91,854         40,083
 Sabre Group, Ltd......................................       40,702         33,811
 Schaffer Corp., Ltd...................................       16,698         35,116
 Scientific Services, Ltd..............................      122,237         25,064
 Scott Corp., Ltd......................................       43,000         33,233
 Select Harvests.......................................       41,257         33,621
 Simeon Wines, Ltd.....................................      203,870        270,109
 Simsmetal, Ltd........................................      157,797        475,377
 Singleton Group, Ltd..................................      134,020        217,023
 *Sino Securities International, Ltd...................        8,118          5,463
 Skilled Engineering, Ltd..............................      127,146         80,217
 *Solution 6 Holdings, Ltd.............................      167,494         88,061
 Sonic Healthcare, Ltd.................................      245,203      1,166,700
 Sons of Gwalia, Ltd...................................      227,680        736,182
 Southern Cross Broadcasting (Australia), Ltd..........       44,848        246,402
 *Southern Pacific Petroleum NL........................      370,840        419,189
 *Southern Star Group, Ltd.............................      154,982         38,297
 *Spectrum Network Systems, Ltd. Series B..............      153,959         70,422
 Spicers Paper, Ltd....................................      246,300        371,648
 Spotless Group, Ltd...................................      438,502      1,636,872
 *St. Barbara Mines, Ltd...............................      375,500         26,652
 *Straits Resources, Ltd...............................       56,534         11,295
 *Strategic Minerals Corp. NL..........................       13,100            241
 *Striker Resources NL.................................      316,300         26,608
 Structural Systems, Ltd...............................       25,602         14,941
 *Sunland Group, Ltd...................................       75,095         17,767
 Sydney Aquarium, Ltd..................................       24,135         45,681
 *Taipan Resources NL..................................      300,000         11,987
 *Takoradi, Ltd........................................      993,152          8,877
 *Tandou, Ltd..........................................        3,100          1,956
 *Tanganyika Gold NL...................................      104,360         74,072
 *Tap Oil..............................................      193,100        106,600
 Tassal, Ltd...........................................       93,157         49,957
 *Techniche, Ltd.......................................       43,482         22,861
 Telecasters Australia, Ltd............................       30,643        130,497
 Television & Media Services, Ltd......................      177,693        130,793
 Tempo Service, Ltd....................................       98,174         87,747
 Ten Network Holdings, Ltd.............................      110,000        147,359
 Thakral Holdings Group................................    1,124,244        354,647

                                                               SHARES        VALUE+
                                                               ------        ------

 *Third Rail, Ltd......................................      151,200   $     11,527
 Ticor, Ltd............................................      347,850        210,317
 Timbercorp Limited....................................      230,152        199,657
 *Titan Resources NL...................................       50,000          6,572
 Toll Holdings, Ltd....................................       94,029        580,878
 *Tooth & Co., Ltd.....................................      153,000         16,490
 Tourism Assets Holdings, Ltd..........................      469,760        143,248
 *Transcom International, Ltd..........................      118,238         47,867
 *Triako Resources, Ltd................................        5,400          1,363
 Troy Resources NL.....................................       22,548          7,350
 *Union Capital, Ltd...................................      395,200         18,077
 Union Gold Mining Co. NL..............................      142,500         77,917
 United Construction Group, Ltd........................       81,554         49,309
 *Utility Services Corp., Ltd..........................      116,121         48,231
 *Valdera Resources, Ltd...............................        5,530              0
 Vecommerce, Ltd.......................................       13,680         35,602
 *Victoria Petroleum NL................................      347,973          7,318
 Villa World, Ltd......................................      134,700         51,698
 Village Roadshow, Ltd.................................      356,394        350,394
 Vision Systems, Ltd...................................      179,067        211,828
 *Voicenet (Australia), Ltd............................      112,661         26,655
 *Vos Industries, Ltd..................................      102,161         10,742
 *Walhalla Mining Company NL...........................       95,388          5,767
 Waterco, Ltd..........................................       22,304         21,577
 Watpac, Ltd...........................................      116,557         16,239
 Wattyl, Ltd...........................................      147,230        214,418
 *Webster, Ltd.........................................       33,551         11,642
 *Westel Group, Ltd....................................      164,855         15,168
 *Western Metals, Ltd..................................      385,787         39,552
 Westralian Sands, Ltd.................................      293,919        618,738
 White (Joe) Maltings, Ltd.............................       13,724         20,997
 Wide Bay Capricorn Building Society, Ltd..............       26,958         47,481
 Williams R.M. Holdings, Ltd...........................       24,075         27,214
 *Wine Planet Holdings, Ltd............................       48,101          5,817
 Yates (Arthur) and Co. Property, Ltd..................      150,702         19,412
 *Zimbabwe Platinum Mines, Ltd.........................       74,620         20,793
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,685,227)...................................                  38,728,189
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Australian Dollar
   (Cost $678,957).....................................                     678,894
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $42,053)......................................       32,553         25,844
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *A.P. Eagers, Ltd. Options 01/31/03...................        2,204            492
 *Access1 Options 11/30/02.............................       13,092              0
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369            538
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Beaconsfield Gold NL Options 03/15/02................        8,908            234
 *Bligh Oil & Minerals NL Options 02/15/02.............       29,422          1,470
 *Ipoh Rights 12/13/00.................................       39,990            442
 *Mosaic Oil NL Options 06/30/02.......................       31,429            859
 *Quantum Resources Rights 12/15/00....................      115,007            484

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ridley Corp., Ltd. Options 04/30/02..................       57,485   $      4,836
 *Surfboard, Ltd. Options 12/31/01.....................       28,753            227
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,334)........................................                       9,582
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $53,409,571)...................................                  39,442,509
                                                                       ------------
SINGAPORE -- (29.8%)
COMMON STOCKS -- (29.7%)
 *ASA Ceramic, Ltd.....................................      356,000         61,906
 Acma, Ltd.............................................      472,600        208,823
 *Alliance Technology & Development, Ltd...............      156,000         16,010
 Amtek Engineering, Ltd................................      540,625        147,952
 *Apollo Enterprises, Ltd..............................      193,000         80,877
 Armstrong Industrial Corp.............................      730,000         66,593
 Avimo Group, Ltd......................................      317,250        640,306
 Benjamin (F.J.) Holdings, Ltd.........................      611,000         88,831
 Bonvests Holdings, Ltd................................      825,000        235,183
 *Broadway Industrial Group, Ltd.......................      352,000         29,100
 Bukit Sembawang Estates, Ltd..........................       71,334        500,247
 *CK Tang, Ltd.........................................      307,000         40,258
 CWT Distribution, Ltd.................................      461,500        155,241
 Causeway Investment, Ltd..............................      248,000         25,451
 Central Properties, Ltd...............................       66,000        511,759
 Chemical Industries (Far East), Ltd...................      105,910         93,595
 Chevalier Singapore Holdings, Ltd.....................      220,000         33,866
 Chuan Hup Holdings, Ltd...............................    3,050,000        626,016
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        112,021
 Comfort Group, Ltd....................................    2,469,000        802,378
 Compact Metal Industries..............................      643,000         87,984
 Cosco Investment, Ltd.................................    1,222,000        114,958
 Courts Singapore, Ltd.................................      495,000        152,399
 Dovechem Terminals Holdings, Ltd......................      339,000        162,354
 *Eastern Asia Technology, Ltd.........................      510,000        165,740
 Econ International, Ltd...............................    1,242,000        177,029
 Eltech Electronics, Ltd...............................      704,000        100,345
 Eng Wah Organisation, Ltd.............................      265,000         29,840
 First Capital Corp., Ltd..............................    1,215,000        942,102
 Focal Finance, Ltd....................................      336,200        460,036
 *Freight Links Express Holdings, Ltd..................    1,648,000        122,147
 Fu Yu Manufacturing, Ltd..............................    1,291,000        184,013
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          8,467
 GB Holdings, Ltd......................................      200,000         54,163
 GK Goh Holdings, Ltd..................................    1,120,000        443,798
 GP Industries, Ltd....................................      602,000        269,432
 General Magnetics, Ltd................................      308,000         33,365
 *Goldtron, Ltd........................................      473,000         35,058
 Guthrie GTS, Ltd......................................    1,174,400        200,872
 HTP Holdings, Ltd.....................................      479,000         79,198
 Hai Sun Hup Group, Ltd................................    2,604,000        348,893
 Haw Par Brothers International, Ltd...................      565,200      1,082,740
 *Hind Hotels International, Ltd.......................      171,000        190,114
 Hitachi Zosen (Singapore), Ltd........................      962,000        208,421
 Hong Fok Corp., Ltd...................................    1,796,000        279,033
 Hotel Grand Central, Ltd..............................      437,640        159,691
 Hotel Plaza, Ltd......................................    1,189,000        281,328
 Hotel Properties, Ltd.................................    1,393,000      1,207,195
 Hotel Royal, Ltd......................................      144,333        128,373
 Hour Glass, Ltd.......................................      298,000         62,014
 Hup Seng Huat, Ltd....................................      900,200         92,384

                                                               SHARES        VALUE+
                                                               ------        ------

 Hwa Hong Corp., Ltd...................................    2,785,000   $    730,409
 Hwa Tat Lee, Ltd......................................      455,000         77,824
 IDT Holdings, Ltd.....................................      398,000        408,450
 *IPC Corp., Ltd.......................................    1,936,000        121,417
 Inchcape Motors, Ltd..................................      491,000        369,520
 *Inno-Pacific Holdings, Ltd...........................      962,500         79,570
 International Factors (Singapore), Ltd................      290,000         68,617
 Intraco, Ltd..........................................      292,500        208,458
 Isetan (Singapore), Ltd...............................       98,000        111,748
 Jack Chia-MPH, Ltd....................................      638,000        216,432
 Jaya Holdings, Ltd....................................    2,127,000        187,967
 Jurong Cement, Ltd....................................      132,500        117,093
 Jurong Engineering, Ltd...............................      112,000         89,398
 K1 Ventures, Ltd......................................    2,842,500        267,404
 Keppel Fels Energy and Infrastructure, Ltd............    1,526,500        939,947
 Keppel Tatlee Finance, Ltd............................      744,750        568,981
 Keppel Telecommunications and Transportation, Ltd.....    1,376,000      1,176,772
 Khong Guan Flour Milling, Ltd.........................       19,000         23,290
 *Kian Ann Engineering, Ltd............................      868,000        183,107
 *Kian Ho Bearings, Ltd................................      277,000         26,848
 Kim Eng Holdings, Ltd.................................    1,775,200        870,419
 Koh Brothers, Ltd.....................................    1,494,000        132,028
 *L & M Group Investments, Ltd.........................      451,100        106,734
 LC Development, Ltd...................................    1,191,767        125,703
 Labroy Marine, Ltd....................................    2,600,000        444,711
 Lee Kim Tah Holdings, Ltd.............................      795,000         88,386
 Liang Huat Aluminum, Ltd..............................    1,477,000        155,788
 *Lim Kah Ngam, Ltd....................................      350,999         36,021
 *Low Keng Huat Singapore, Ltd.........................      372,000         59,386
 Lum Chang Holdings, Ltd...............................    1,134,030        252,158
 Magnecomp International, Ltd..........................      466,000        176,681
 Marco Polo Developments, Ltd..........................      925,000        886,000
 *Metalock (Singapore), Ltd............................       60,000          8,723
 Metro Holdings, Ltd...................................    1,575,800        332,419
 *Natsteel Broadway, Ltd...............................      546,000        772,017
 *Nippecraft, Ltd......................................    1,013,000         63,531
 *Orchard Parade Holdings, Ltd.........................    1,084,022        358,467
 *Osprey Maritime, Ltd.................................      966,000        578,295
 Ossia International, Ltd..............................      708,000        129,171
 Overseas Union Enterprise, Ltd........................      542,000      1,977,707
 Overseas Union Trust (Foreign)........................      163,800        249,349
 PCI, Ltd..............................................      530,000        317,284
 *Pacific Can Investment Holdings, Ltd.................      101,000          5,471
 Pacific Carriers, Ltd.................................      900,000        443,855
 Pan Pacific Public Co., Ltd...........................       69,750         12,328
 Pan-United Corp., Ltd.................................    1,624,000        226,848
 Pentex-Schweizer Circuits, Ltd........................      916,000        138,396
 Pertama Holdings, Ltd.................................      459,750         58,978
 *Pokka Corp. (Singapore), Ltd.........................      159,000         20,850
 Prima, Ltd............................................      106,000        232,071
 Provisions Suppliers Corp.............................    3,373,000        259,617
 Republic Hotels and Resorts, Ltd......................      881,000        399,324
 Robinson & Co., Ltd...................................      284,832        678,809
 Rotary Engineering, Ltd...............................    1,231,000        187,743
 SMB United............................................    1,254,000        142,992
 SNP Corp., Ltd........................................      175,500         74,044
 *SPP, Ltd.............................................      454,000         25,884
 *ST Capital, Ltd......................................      940,553        329,793
 San Teh, Ltd..........................................      838,406        143,403
 *Scotts Holdings, Ltd.................................    1,807,250        391,548

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sea View Hotel, Ltd...................................       66,000   $    323,612
 Sime Singapore, Ltd...................................    1,617,000        806,679
 Sin Soon Huat, Ltd....................................      929,000         74,153
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         54,956
 Singapore Finance, Ltd................................      598,000        487,551
 Singapore Reinsurance Corp., Ltd......................      280,170        178,905
 *Singapore Shipping Corp., Ltd........................    1,302,000        144,753
 Singapura Building Society, Ltd.......................      139,250         83,362
 Singatronics, Ltd.....................................      748,000        132,204
 Ssangyong Cement (Singapore), Ltd.....................      236,000        203,176
 Stamford Tyres Corp., Ltd.............................       62,000         12,902
 Straits Trading Co., Ltd..............................    1,117,200      1,082,836
 Sunright, Ltd.........................................      378,000        122,843
 Superbowl Holdings, Ltd...............................      490,000         78,223
 Superior Metal Printing, Ltd..........................      490,500         53,134
 Tibs Holdings, Ltd....................................      423,000        239,964
 Tiger Medicals, Ltd...................................      224,000        199,230
 *Transmarco, Ltd......................................      106,500         27,779
 *Tuan Sing Holdings, Ltd..............................    3,362,000        354,611
 United Engineers, Ltd.................................      632,666        411,209
 *United Overseas Bank Securities......................    1,352,000        481,770
 United Overseas Insurance, Ltd........................      125,500        150,261
 United Overseas Land, Ltd.............................    1,104,000        918,977
 United Pulp & Paper Co., Ltd..........................      354,000         92,337
 *Uraco Holdings, Ltd..................................    1,803,600        169,671
 *Van der Horst, Ltd...................................      309,100         78,423
 Vickers Ballas Holdings, Ltd..........................    1,924,000        778,836
 WBL Corp., Ltd........................................      510,000        561,190
 Wearnes International (1994), Ltd.....................       33,000         11,289
 Wing Tai Holdings, Ltd................................      505,000        368,540
 *Yeo Hiap Seng, Ltd...................................      102,000         77,345
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $55,023,104)...................................                  38,966,804
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7%
   Non-Redeemable Convertible
   (Cost $102,710).....................................      172,500        136,706
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $37,700)......................................                      37,601
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $55,163,514)...................................                  39,141,111
                                                                       ------------
HONG KONG -- (28.0%)
COMMON STOCKS -- (28.0%)
 ABC Communications (Holdings), Ltd....................      930,000         77,505
 ALCO Holdings, Ltd....................................      314,000         18,519
 *AWT World Transport Holdings, Ltd....................      250,800            450
 Aeon Credit Service (Asia) Co., Ltd...................       62,000         19,674
 *Allied Group, Ltd....................................    7,298,000        453,818
 *Allied Properties (Hong Kong), Ltd...................    6,786,000        339,324
 *Anex International Holdings, Ltd.....................      152,000          2,884
 *Applied International Holdings, Ltd..................    1,243,000         31,555
 *Asia Commercial Holdings, Ltd........................       72,800          3,267
 Asia Financial Holdings, Ltd..........................    1,900,794        299,762
 *Asia Securities International, Ltd...................    2,386,600         82,619
 *Asia Standard Hotel Group, Ltd.......................       38,000          1,023
 Asia Standard International Group, Ltd................    2,870,000         71,387

                                                               SHARES        VALUE+
                                                               ------        ------

 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000   $     74,185
 Associated International Hotels, Ltd..................      898,000        420,248
 Beauforte Investors Corp., Ltd........................       72,000         95,545
 *Beijing Development (Hong Kong), Ltd.................      166,000         18,942
 *Benelux International, Ltd...........................       30,000             77
 Bossini International Holdings, Ltd...................      122,000         20,178
 Boto International Holdings, Ltd......................    2,290,000         66,356
 *Burwill Holdings, Ltd................................    2,059,200        174,252
 *CCT Telecom Holdings, Ltd............................    1,449,700        182,155
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 *CNT Group, Ltd.......................................    3,078,000        114,447
 Cafe de Coral Holdings, Ltd...........................    1,191,000        454,292
 *Capetronic International Holdings, Ltd...............      292,490         76,878
 *Capital Asia, Ltd....................................       98,736          2,924
 *Cash On-line, Ltd....................................       90,073              0
 *Central China Enterprises, Ltd.......................    2,104,000         44,781
 *Century City International Holdings, Ltd.............      542,056         10,772
 Champion Technology Holdings, Ltd.....................   11,854,749        361,747
 *Cheerful Holdings, Ltd...............................      900,735         35,801
 Chen Hsong Holdings, Ltd..............................    1,515,000        233,093
 Cheuk Nang Technologies (Holdings), Ltd...............    7,500,080         42,311
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         23,291
 *Cheung Wah Development Co., Ltd......................      140,000         17,591
 Chevalier (OA) International, Ltd.....................    1,776,251         86,541
 *Chevalier Construction Holdings, Ltd.................      131,203          4,172
 Chevalier International Holdings, Ltd.................    2,793,991        200,608
 *China Aerospace International Holdings, Ltd..........    1,499,400        140,338
 *China Development Corp., Ltd.........................    1,150,000         34,650
 *China Digicontent Co., Ltd...........................    2,710,000         11,119
 *China Everbright International, Ltd..................    1,975,000         68,370
 *China Everbright Technology, Ltd.....................    3,244,000        170,530
 China Foods Holdings, Ltd.............................    1,544,000        289,026
 China Hong-Kong Photo Products Holdings, Ltd..........    2,338,000        206,838
 *China Investments Holdings, Ltd......................      175,000          3,814
 China Motor Bus Co., Ltd..............................      114,200        696,962
 *China Online (Bermuda), Ltd..........................   10,580,000        146,503
 China Overseas Land & Investment, Ltd.................    4,558,000        496,740
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        222,482
 *China Star Entertainment, Ltd........................    1,676,400         51,370
 China Strategic Holdings, Ltd.........................    3,760,000        125,342
 China Travel International Investment, Ltd............    2,730,000        294,021
 *China United Holdings, Ltd...........................    1,639,800          3,995
 *Chinese Estates Holdings, Ltd........................    1,204,000        135,845
 *Chinney Investments, Ltd.............................    1,144,000         42,536
 Chow Sang Sang Holdings International, Ltd............    1,098,400        232,370
 Chuangs China Investments, Ltd........................    1,347,000         41,967
 Chuang's Consortium International, Ltd................    1,858,884         63,159
 Chun Wo Holdings, Ltd.................................    1,671,917         58,950
 *Chung Hwa Development Holdings, Ltd..................    1,691,712          3,254

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Cig-Wh International Holdings, Ltd....................      472,000   $     12,709
 *Climax International Co., Ltd........................      296,000         12,714
 *Companion Building Material International Holdings,
   Ltd.................................................   17,316,066         33,302
 *Concord Land Development Co., Ltd....................      184,000         16,750
 Continental Holdings, Ltd.............................       98,825          9,123
 Continental Mariner Investment Co., Ltd...............    1,629,000        208,861
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         35,449
 *Crocodile Garments, Ltd..............................    1,539,000         35,123
 Cross Harbour Tunnel Co., Ltd.........................      365,603        148,830
 *Culturecom Holdings, Ltd.............................    2,161,000        174,555
 *Cybersonic Technology, Ltd...........................      193,000          6,929
 *DC Finance Holdings, Ltd.............................       27,000          1,108
 *Dah Hwa International Holdings, Ltd..................    1,122,000         25,894
 *Daido Group, Ltd.....................................      223,000          2,716
 Dickson Concepts International, Ltd...................      222,000        107,450
 *DigitalHongKong.com..................................       15,318            589
 *Dong-Jun Holdings, Ltd...............................    2,484,000          4,777
 *Dransfield Holdings, Ltd.............................      190,000          2,363
 Dynamic Holdings, Ltd.................................      158,000         14,586
 *Easyknit International Holdings, Ltd.................      707,150         23,573
 Egana International Holdings, Ltd.....................   19,766,208        473,916
 Egana Jewelry & Pearls, Ltd...........................    3,317,899        103,798
 *Ehealthcareasia, Ltd.................................       66,900          2,230
 Elec & Eltek International Holdings, Ltd..............    2,565,659        302,638
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         28,052
 Emperor International Holdings, Ltd...................      644,369         40,896
 *Englong International, Ltd...........................      130,000              0
 *Essential Enterprises Co., Ltd.......................      320,000         25,848
 *Evergo China Holdings, Ltd...........................    3,720,000         42,926
 FPB Bank Holding Co., Ltd.............................    2,784,520      1,196,000
 Fairwood Holdings, Ltd................................      426,000          7,155
 *Fairyoung Holdings, Ltd..............................    1,446,000         30,405
 Far East Consortium International, Ltd................    1,641,378        103,119
 *Far East Holdings International, Ltd.................       70,000          3,949
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         98,596
 *First Sign International Holdings, Ltd...............    1,050,000         25,175
 Fong's Industries Co., Ltd............................      962,000         49,337
 *Fortuna International Holdings, Ltd..................    2,727,000         16,433
 *Founder Holdings, Ltd................................      590,000        155,075
 Fountain Set Holdings, Ltd............................    1,274,000        111,074
 Four Seas Frozen Food Holdings, Ltd...................      347,184         19,809
 Four Seas Mercantile Holdings, Ltd....................      592,000        144,215
 *Four Seas Travel International, Ltd..................      600,000          1,231
 Frankie Dominion International, Ltd...................      630,173         20,199
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000          5,734
 *G-Prop Holdings, Ltd.................................      378,200          9,456
 Glorious Sun Enterprises, Ltd.........................      840,000        140,010
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        264,831
 Golden Resources Development International, Ltd.......    1,456,500         57,891
 *Gold-Face Holdings, Ltd..............................    2,003,600        213,219
 Goldlion Holdings, Ltd................................    2,052,000         86,822
 *Goldtron (Bermuda) Holdings, Ltd.....................      231,111         15,705
 Golik Holdings, Ltd...................................    1,536,500         57,130
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        133,309
 Grande Holdings, Ltd..................................      504,105        352,252

                                                               SHARES        VALUE+
                                                               ------        ------

 Great Wall Electronic International, Ltd..............    3,159,034   $     71,286
 *Greaterchina Technology Group, Ltd...................      150,410          4,821
 Group Sense (International), Ltd......................    2,062,000         71,382
 *Guangdong Investment, Ltd............................    2,150,000        250,851
 *Guangnan Holdings, Ltd...............................      762,000          8,988
 *Guangzhou Investment Co., Ltd........................    3,510,000        261,018
 HKCB Bank Holding Co., Ltd............................    1,130,000        289,764
 HKR International, Ltd................................      403,260        161,574
 Hanny Holdings, Ltd...................................    3,644,224        140,172
 Harbour Centre Development, Ltd.......................      784,000        522,704
 *Harbour Ring International Holdings, Ltd.............    2,636,000        196,024
 Henderson China Holdings, Ltd.........................      911,000        294,928
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         10,366
 High Fashion International, Ltd.......................      178,000         31,266
 *Hikari Tsushin International, Ltd....................    2,248,000         62,833
 *Hinet Holdings, Ltd..................................      611,057         12,379
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         82,216
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        499,207
 *Hong Kong Parkview Group, Ltd........................    1,130,000        289,764
 *Hop Hing Holdings, Ltd...............................      660,265         23,703
 Hopewell Holdings, Ltd................................      175,000         68,434
 Hsin Chong Construction Group, Ltd....................    1,569,658         92,576
 *Hualing Holdings, Ltd................................    1,344,000         44,803
 *Huey Tai International, Ltd..........................    2,363,112         89,380
 Hung Hing Printing Group, Ltd.........................      934,442        359,426
 IDT International, Ltd................................    4,028,486        335,731
 *IMC Holdings, Ltd....................................      604,000         51,111
 *ITC Corp., Ltd.......................................      466,157         59,768
 *Ideal Pacific Holdings, Ltd..........................      838,000         44,052
 *Imgo, Ltd............................................      636,000         51,373
 *Innovative International (Holdings), Ltd.............    1,474,003         24,190
 *Interchina Holdings Co., Ltd.........................      990,000        106,623
 *Interform Ceramics Technologies, Ltd.................    1,104,000         22,365
 International Bank of Asia, Ltd.......................    2,615,714        556,717
 International Pipe, Ltd...............................    2,022,392        129,650
 *Iquorom Cybernet, Ltd................................    4,145,000         19,132
 *Island Dyeing & Printing Co., Ltd....................      444,000         44,403
 *Isteelasia.com, Ltd..................................      667,286         37,217
 JCG Holdings, Ltd.....................................    1,048,333        483,880
 Jackin International Holdings, Ltd....................      210,000         16,693
 *Jinhui Holdings Co., Ltd.............................      370,000         10,437
 K Wah International Holdings, Ltd.....................    3,940,915        164,216
 *KPI Co., Ltd.........................................      264,000          4,570
 *KTP Holdings, Ltd....................................      180,400         11,102
 *Kader Holdings Co., Ltd..............................      545,600         16,509
 *Kantone Holdings, Ltd................................      123,902          7,784
 Karrie International Holdings, Ltd....................       66,000          2,539
 Keck Seng Investments (Hong Kong), Ltd................      858,600         81,463
 Kee-Shing Holdings Co., Ltd...........................      886,000        124,958
 King Fook Holdings, Ltd...............................    1,000,000         39,105
 Kingboard Chemical Holdings, Ltd......................      926,000        433,351
 Kingmaker Footwear Holdings, Ltd......................      962,500        143,151
 *Kong Sun Holdings, Ltd...............................      480,000         22,463
 *Kong Tai International Holdings Co., Ltd.............    8,300,000        201,130
 *Kumagai Gumi Hong Kong, Ltd..........................      970,000        133,073
 *Kwong Sang Hong International, Ltd...................    1,434,000         76,302
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         62,733

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Lai Sun Development Co., Ltd.........................    2,970,000   $     92,914
 *Lai Sun Garment (International), Ltd.................    2,325,000         56,937
 *Lai Sun Hotels International, Ltd....................    3,268,000         69,136
 *Lam Soon (Hong Kong), Ltd............................      302,310         55,040
 *Lam Soon Food Industries, Ltd........................      228,000         45,311
 *Lamex Holdings, Ltd..................................    3,628,800         19,541
 Le Saunda Holdings, Ltd...............................      236,000         14,524
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000         35,245
 Leefung-Asco Printers Holdings, Ltd...................      144,000         28,987
 *Leung Kee Holdings, Ltd..............................      354,000          9,305
 *Lippo, Ltd...........................................    1,074,760        203,943
 Liu Chong Hing Bank, Ltd..............................      365,000        381,405
 Liu Chong Hing Investment, Ltd........................      635,200        346,127
 *Logic International Holdings, Ltd....................      812,000         64,548
 *Luks Industrial Co., Ltd.............................      537,963         49,662
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        137,430
 *Magnificent Estates, Ltd.............................    3,778,000         22,282
 *Magnum International Holdings, Ltd...................      300,000          5,308
 *Mansion Holdings, Ltd................................    1,420,360         16,208
 *Mansion House Group, Ltd.............................      698,200         28,199
 *Megga (S.) International Holdings, Ltd...............    2,270,100          4,075
 Melbourne Enterprises, Ltd............................       45,500        155,178
 *Melco International Development, Ltd.................      180,000         22,617
 Midland Realty (Holding), Ltd.........................      496,000         34,341
 *Millennium Group, Ltd................................      928,000         12,850
 Min Xin Holdings, Ltd.................................      987,200         62,654
 Mingly Corp., Ltd.....................................    4,032,600        219,740
 Moulin International Holdings, Ltd....................    3,350,183        253,429
 *Mui Hong Kong, Ltd...................................    1,845,000         24,129
 *Multi-Asia International Holdings, Ltd...............    2,800,500        477,555
 Nanyang Holdings, Ltd.................................      137,500        109,303
 *National Electronics Holdings, Ltd...................    2,156,000         38,424
 New Island Printing Holdings, Ltd.....................      176,000         38,362
 *New Rank City Development, Ltd.......................        1,664            205
 *New World Cyberbase, Ltd.............................       25,220            673
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        588,529
 *Nph International Holdings, Ltd......................      108,400          8,617
 Ocean Information Holdings, Ltd.......................      122,000          6,257
 *Onfem Holdings, Ltd..................................    1,922,000         71,464
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         42,850
 *Oriental Press Group, Ltd............................    4,080,600        460,408
 Oxford Properties & Finance, Ltd......................      110,000        157,960
 *Pacific Andes International Holdings, Ltd............      156,000          5,000
 *Pacific Concord Holding, Ltd.........................    2,134,629        161,477
 *Pacific Plywood Holdings, Ltd........................   10,210,000        100,798
 *Paramount Publishing Group, Ltd......................      620,000         27,425
 Paul Y. ITC Construction Holdings, Ltd................      612,677         29,065
 *Peace Mark (Holdings), Ltd...........................    6,758,122         41,591
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         31,378
 Pegasus International Holdings, Ltd...................      226,000         24,630
 *Perfect Treasure Holdings, Ltd.......................      364,000         31,269
 Perfectech International Holdings, Ltd................      571,450         63,010
 Pico Far East Holdings, Ltd...........................    1,190,000         97,648
 Playmate Toys Holdings, Ltd...........................    1,585,000         79,256
 Pokfulam Development Co., Ltd.........................      234,000         60,004
 *Poly Investments Holdings, Ltd.......................    2,670,000         90,718
 Prestige Properties Holdings, Ltd.....................      965,000         70,524
 *Prime Succession, Ltd................................      768,000         11,619

                                                               SHARES        VALUE+
                                                               ------        ------

 *Prosper Evision, Ltd.................................       96,000   $     32,925
 *QPL International Holdings, Ltd......................    1,191,000        645,170
 *Quality Healthcare Asia, Ltd.........................    1,338,000        262,472
 *RNA Holdings, Ltd....................................       20,600            845
 Raymond Industrial, Ltd...............................      605,400         47,349
 Realty Development Corp, Ltd..........................      475,000         99,879
 *Regal Hotels International Holdings, Ltd.............    1,950,000         50,004
 *Rivera Holdings, Ltd.................................    3,160,000         88,324
 Road King Infrastructure, Ltd.........................      449,000        195,732
 *Ryoden Development, Ltd..............................    1,912,000        115,218
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        115,249
 SA SA International Holdings, Ltd.....................    1,134,000        126,494
 Safety Godown Co., Ltd................................      408,000        215,784
 *Saint Honore Holdings, Ltd...........................      128,000         12,965
 *Same Time Holdings, Ltd..............................      410,000          9,147
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        173,046
 Sea Holdings, Ltd.....................................    1,068,000        246,479
 *Seapower International Holdings, Ltd.................      854,000         13,796
 *Seapower Resources International, Ltd................    2,528,000         45,702
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,245
 Shaw Brothers Hong Kong, Ltd..........................      325,000        256,268
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        183,436
 *Shenyin Wanguo (Hong Kong), Ltd......................      847,500         41,291
 *Shenzhen International Holdings, Ltd.................    6,187,500        261,797
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         33,131
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         56,704
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        106,828
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         57,047
 Shui On Construction & Materials, Ltd.................      218,000        269,724
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         34,584
 *Shun Ho Resources Holdings, Ltd......................      483,000         14,243
 *Shun Shing Holdings, Ltd.............................    2,573,600        254,078
 Shun Tak Holdings, Ltd................................    3,422,000        368,549
 *Silver Grant International Industries, Ltd...........    2,087,000        129,778
 Sime Darby Hong Kong, Ltd.............................    1,040,000        506,702
 *Simsen Metals & Holdings, Ltd........................    1,024,000          8,534
 *Sincere Co., Ltd.....................................      505,500         22,684
 Sing Tao Holdings, Ltd................................      913,000        149,836
 *Singamas Container Holdings, Ltd.....................      320,000         11,898
 *Sino Foundations Holdings, Ltd.......................    1,074,000         25,475
 *Sinocan Holdings, Ltd................................      350,000          4,173
 *Skynet (International Group) Holdings, Ltd...........      244,240          4,541
 Solartech International Holdings, Ltd.................    4,960,000         11,447
 *Sound International, Ltd.............................       79,200          1,452
 South China Brokerage Co., Ltd........................    4,060,000         65,069
 South China Industries, Ltd...........................    1,124,000         51,881
 *South China Strategic Investments, Ltd...............      857,400         79,150
 *South Sea Development Co., Ltd.......................    2,603,158         53,068
 Southeast Asia Properties & Finance, Ltd..............      175,692         45,052

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Starlight International Holdings, Ltd.................    5,245,168   $    111,636
 *Stelux Holdings International, Ltd...................    1,307,702         40,240
 Styland Holdings, Ltd.................................    2,545,200          3,263
 *Sun Fook Kong Holdings, Ltd..........................    1,778,000        148,177
 Sun Hung Kai & Co., Ltd...............................    3,338,600        556,473
 *Suncorp Technologies, Ltd............................      158,400          1,300
 Suwa International Holdings, Ltd......................    1,062,000         34,041
 *Swank International Manufacturing Co., Ltd...........      638,000          4,908
 *Symphony Holdings, Ltd...............................    6,950,000         68,614
 *Tack Hsin Holdings, Ltd..............................      542,000        106,323
 Tai Cheung Holdings, Ltd..............................    1,445,000        190,828
 Tai Fook Securities Group, Ltd........................       72,000         15,324
 Tai Sang Land Development, Ltd........................      627,984        132,852
 *Tak Sing Alliance Holdings, Ltd......................    2,909,865         76,110
 *Tak Wing Investment Holdings, Ltd....................      432,800         34,959
 Tan Chong International Limited.......................      402,000         53,088
 Techtronic Industries Co., Ltd........................    1,330,000        315,471
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000        186,464
 Termbray Industries International (Holdings), Ltd.....    2,304,900        147,760
 Tern Properties Co., Ltd..............................       61,200         11,378
 Texwinca Holdings, Ltd................................    1,074,000        161,111
 *Tian An China Investments Co., Ltd...................    4,355,750         68,692
 Tian Teck Land, Ltd...................................    1,098,000        199,906
 *Triplenic Holdings, Ltd..............................    2,378,000         16,464
 Tristate Holdings, Ltd................................      138,000         28,310
 Truly International Holdings, Ltd.....................    1,014,000        226,216
 *Tung Fong Hung Holdings, Ltd.........................    1,157,745         28,203
 Tungtex (Holdings) Co., Ltd...........................      788,000        106,084
 *Tysan Holdings, Ltd..................................    1,040,773         32,026
 *UDL Holdings, Ltd....................................       23,700            182
 *USI Holdings, Ltd....................................      928,999        158,417
 *United Power Investment, Ltd.........................    1,664,000         76,805
 *Universal Appliances, Ltd............................    2,770,000         33,384
 Van Shung Chong Holdings, Ltd.........................      854,400        113,928
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         96,607
 Vitasoy International Holdings, Ltd...................      819,000        119,708
 Wah Ha Realty Co., Ltd................................      278,600         27,505
 *Wah Nam Group, Ltd...................................    1,934,800          5,954
 *Wai Kee Holdings, Ltd................................    1,562,738         88,161
 Wang On Group, Ltd....................................      774,000         22,725
 *Wiltec Holdings, Ltd.................................      378,511         11,550
 *Winfoong International, Ltd..........................    1,210,000         41,112
 Wing Fai International, Ltd...........................    3,380,000         61,104
 Wing On Co. International, Ltd........................      565,000        199,213
 Wing Shan International, Ltd..........................      896,000         42,506
 *Winsan China Investment Group, Ltd...................      384,000         12,309
 Winsor Industrial Corp., Ltd..........................      498,000        159,627
 *Winsor Properties Holdings, Ltd......................      498,000        166,012
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         21,186
 Wong's International (Holdings), Ltd..................    1,012,000        324,382
 *Wong's Kong King International (Holdings), Ltd.......    1,139,600         39,450
 World Houseware (Holdings), Ltd.......................      586,447         11,955
 YGM Trading, Ltd......................................      228,000        122,047
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         61,793
 Yaohan International Caterers, Ltd....................      512,000         42,013
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         21,225

                                                               SHARES        VALUE+
                                                               ------        ------

 *Yeebo International Holdings, Ltd....................       40,800   $      2,511
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,965
 *Yoshiya International Corp., Ltd.....................      612,300         25,122
 Yugang International, Ltd.............................   11,916,000        114,585
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         13,539
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $75,619,188)...................................                  36,760,418
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600            892
 *Asia Standard Hotel Group, Ltd. Warrants 10/08/01....        7,600             19
 *Asia Standard International Group Warrants
   09/30/01............................................      574,000          1,472
 *Companion Building Material International Holdings,
   Ltd. - Warrants 08/13/02............................    3,463,213          4,440
 *Gold-Face Holdings, Ltd Warrants 09/30/01............      182,145          4,671
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844          8,971
 *Hikari Tsushin International, Ltd. Warrants
   04/27/02............................................      449,600          3,170
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............      132,053              0
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000          1,846
 *Mui Hong Kong, Ltd. Warrants 06/19/05................      369,000          1,561
 *Road King Infrastructure, Ltd. Warrants 09/05/03.....       89,800          4,145
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            550
 *Styland Holdings, Ltd. Warrants 12/31/01.............      509,040            653
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      290,986          1,268
 *Yunnan Enterprises Holdings, Ltd. Warrants
   09/30/02............................................       48,000            246
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      34,967
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $23,453)......................................                      23,453
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $75,642,641)...................................                  36,818,838
                                                                       ------------
NEW ZEALAND -- (10.8%)
COMMON STOCKS -- (10.7%)
 *AFFCO Holdings, Ltd..................................      503,188         97,002
 *Advantage Group, Ltd.................................      101,600         56,258
 Baycorp Holdings, Ltd.................................      200,614        888,665
 CDL Hotels NZ, Ltd....................................      657,244         51,219
 CDL Investments NZ, Ltd...............................      240,073         20,678
 Cavalier Corp., Ltd...................................       88,507        172,435
 Ceramco Corp., Ltd....................................       77,120         60,100
 Colonial Motor Co., Ltd...............................       47,895         52,058
 Corporate Investments, Ltd............................      503,564        766,270

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Cue Energy Resources NL..............................      452,354   $      9,648
 DB Group, Ltd.........................................      264,177        417,166
 Ebos Group, Ltd.......................................       57,108         64,414
 *Evergreen Forests, Ltd...............................      323,301         67,629
 Fernz Corp., Ltd......................................      391,902        631,718
 Fisher & Paykel Industries, Ltd.......................      307,890        915,560
 Force Corp., Ltd......................................      380,914         43,746
 Hallenstein Glassons Holdings, Ltd....................      142,638        134,560
 Hellaby Holdings, Ltd.................................      118,179         83,857
 Horizon Energy Distribution, Ltd......................        8,084         26,526
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,372,477
 *Kingsgate International Corp., Ltd...................      479,679         25,577
 *Met Lifecare, Ltd....................................      144,900         68,347
 Michael Hill International, Ltd.......................       90,546        118,843
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760      1,037,407
 *New Zealand Oil & Gas, Ltd...........................      402,731         49,555
 New Zealand Refining Co., Ltd.........................       62,819        333,668
 Northland Port Corp. (New Zealand), Ltd...............      108,571         75,704
 Nuplex Industries, Ltd................................      188,848        243,992
 *Otter Gold Mines, Ltd................................       89,321         13,189
 Owens Group, Ltd......................................      138,522         48,862
 PDL Holdings, Ltd.....................................       33,381         54,766
 *Pacific Retail Group, Ltd............................      123,160         67,691
 Port of Tauranga, Ltd.................................      200,316        460,105
 Ports of Auckland.....................................      347,158        612,278
 Radio Pacific, Ltd....................................        5,200         16,210
 Reid Farmers, Ltd.....................................      146,734         54,166
 Restaurant Brand New Zealand, Ltd.....................      226,417        118,870
 *Richina Pacific, Ltd.................................      137,322         19,713
 Sanford, Ltd..........................................      250,512        493,200
 Scott Technology, Ltd.................................       48,074         43,774
 *Seafresh Fisheries...................................       80,520          2,477
 Shotover Jet, Ltd.....................................      106,500         18,346
 Sky City, Ltd.........................................      263,975        825,033
 South Eastern Utilities, Ltd..........................      147,679         62,995
 South Port New Zealand, Ltd...........................       30,744         13,493
 Steel & Tube Holdings, Ltd............................      151,610         88,302
 *Summit Gold, Ltd.....................................      107,419          3,084
 Tasman Agriculture, Ltd...............................      261,760        134,204
 Taylors Group, Ltd....................................       29,646         13,984
 Tourism Holdings, Ltd.................................      222,252        177,760
 *Trans Tasman Properties, Ltd.........................      891,408         69,468
 Tranz Rail Holdings, Ltd..............................      316,409        447,735
 Trustpower, Ltd.......................................      458,529        564,211
 Warehouse Group, Ltd..................................      503,486      1,228,733
 Waste Management NZ, Ltd..............................      254,272        438,027
 Williams & Kettle, Ltd................................       38,372         42,809
 Wrightson, Ltd........................................      317,720         71,674
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,696,784)...................................                  14,090,238
                                                                       ------------

BONDS -- (0.1%)
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
Capital Properties New Zealand, Ltd. Notes
    8.500%, 04/15/05
      (Cost $210,192)..................................          201         78,507
                                                                       ------------


INVESTMENT IN CURRENCY -- (0.0%)

                                                               SHARES        VALUE+
                                                               ------        ------
                                                            (000)
 *New Zealand Dollar
   (Cost $3,837).......................................                $      3,965
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $18,910,813)...................................                  14,172,710
                                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Aokam Perdana Berhad.................................        7,100          4,596
 *Apl Industries Berhad................................        4,100          1,133
 *Arensi Holdings (Malaysia) Berhad....................       33,000          3,561
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Mun Loong Berhad.....................................       40,000          6,158
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *SCK Group Berhad.....................................       22,000              0
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Taiping Consolidated Berhad..........................      232,000         12,821
 *Westmont Industries Berhad...........................      223,520         52,351
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $3,085,047)....................................                     423,037
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950          1,485
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,303)........................................                       1,485
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $1,458,765) to be
   repurchased at $1,436,239.
   (Cost $1,436,000)...................................  $     1,436      1,436,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $207,651,889)++....                $131,435,690
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $208,230,241.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (99.5%)
COMMON STOCKS -- (99.4%)
 600 Group P.L.C.......................................      100,910   $     76,532
 AEA Technology P.L.C..................................       35,300        145,120
 AIM Group P.L.C.......................................       32,063         64,770
 AIT Group P.L.C.......................................        4,000         64,359
 API Group P.L.C.......................................       51,500        177,041
 ASDA Property Holdings P.L.C..........................       94,000        260,512
 *ASW Holdings P.L.C...................................      949,314        124,482
 Abacus Polar P.L.C....................................       75,000        433,254
 Abbeycrest P.L.C......................................       42,590         61,281
 Abbot Group P.L.C.....................................       92,595        172,610
 Acal P.L.C............................................       13,671        142,443
 *Acatos & Hutcheson P.L.C.............................       79,000         63,275
 Action Computer Supplies Holdings, Ltd................       88,000         48,028
 Adam & Harvey Group P.L.C.............................       10,500         16,448
 *Advanced Medical Solutions P.L.C.....................       24,258          4,814
 *Advanced Power Components, Ltd.......................        4,000         19,053
 *African Lakes Corp. P.L.C............................        7,760          3,575
 Airflow Streamlines P.L.C.............................       20,500         32,984
 Airsprung Furniture Group P.L.C.......................       58,000         57,966
 Alba P.L.C............................................      105,025        755,583
 *Alexanders Holdings P.L.C............................       71,000         27,930
 Alexandra Workwear P.L.C..............................       86,243        139,985
 *Alexon Group P.L.C...................................      106,500        113,231
 Allders P.L.C.........................................       16,000         23,475
 Allen P.L.C...........................................       25,000         73,184
 Alpha Airports Group P.L.C............................      331,241        230,088
 Alphameric P.L.C......................................       72,688        242,150
 Alumasc Group P.L.C...................................      100,245        165,555
 Alvis P.L.C...........................................      150,000        204,134
 *Amberley Group P.L.C.................................      200,000         65,210
 Amec P.L.C............................................       86,200        382,477
 Amey P.L.C............................................       67,000      1,617,021
 Amstrad P.L.C.........................................      149,652        267,305
 *Andrew Sykes Group P.L.C.............................      203,650        194,869
 *Anglesey Mining P.L.C................................       55,000          1,559
 Anglian Group P.L.C...................................      126,280        262,256
 Anglo Eastern Plantations P.L.C.......................       57,166         35,252
 Anite Group P.L.C.....................................      250,000        574,128
 Applied Optical Technologies P.L.C....................       21,300         35,781
 Aquarius Group P.L.C..................................        8,000          4,763
 *Arena Leisure P.L.C..................................       62,500        117,395
 Armitage Brothers P.L.C...............................        4,000         12,475
 *Armour Trust P.L.C...................................      198,500         53,465
 Ascot P.L.C...........................................       53,435        165,513
 Ashtenne Holdings P.L.C...............................       50,000        139,988
 Aukett Associates P.L.C...............................      144,174         39,854
 Austin Reed Group P.L.C...............................       68,999         88,521
 Avesco P.L.C..........................................       29,998        304,055
 Avon Rubber P.L.C.....................................       60,364        188,258
 *Axis-Shield P.L.C....................................       18,284        132,837
 *Azlan Group P.L.C....................................      185,000        452,392
 BICC P.L.C............................................       15,000         26,155
 BNB Resources P.L.C...................................       49,000         65,642
 BPP Holdings P.L.C....................................       53,250        543,508
 *BS P.L.C.............................................        7,000         15,133

                                                            SHARES           VALUE+
                                                            ------           ------

 BSS Group P.L.C.......................................       47,905   $    263,152
 Babcock International Group P.L.C.....................      310,464        556,744
 Baggeridge Brick P.L.C................................       98,000        129,895
 Bailey (Ben) Construction P.L.C.......................       26,000         14,559
 Bailey (C.H.) P.L.C...................................      109,500         10,478
 Bailey (C.H.) P.L.C. Class B..........................       10,000          3,119
 Barlows P.L.C.........................................       50,000         42,882
 Barr (A.G.) P.L.C.....................................       43,000        223,407
 Baynes (Charles) P.L.C................................      341,378        232,290
 Beattie (James) P.L.C.................................      132,247        265,275
 Bellway P.L.C.........................................       93,000        446,268
 Bemrose Corp. P.L.C...................................       50,375        288,146
 Benchmark Group P.L.C.................................       26,892        103,501
 Bentalls P.L.C........................................       91,617         87,017
 Bespak P.L.C..........................................       55,918        468,482
 Bett Brothers P.L.C...................................       33,108        100,204
 *Biocompatibles International P.L.C...................       56,250        281,881
 *Biotrace International P.L.C.........................       50,000         26,934
 Birse Group P.L.C.....................................      421,901         46,352
 *Bizspace P.L.C.......................................        8,695          3,451
 Black (Peter) Holdings P.L.C..........................      111,495        539,759
 Black Arrow Group P.L.C...............................       56,500         70,083
 Blacks Leisure Group P.L.C............................       60,959        198,324
 *Blagden Industries P.L.C.............................      131,092         20,442
 Blick P.L.C...........................................       68,555        214,290
 Bloomsbury Publishing P.L.C...........................        3,307         41,020
 Body Shop International P.L.C.........................      194,000        288,765
 Boosey & Hawkes P.L.C.................................       35,500         72,971
 Boot (Henry) & Sons P.L.C.............................       47,000        129,923
 Bourne End Properties P.L.C...........................      141,021        118,947
 *Bradstock Group P.L.C................................      130,000         15,664
 Brake Brothers P.L.C..................................       15,600        122,736
 Brammer (H.) P.L.C....................................       86,623        489,959
 Brewin Dolphin Holdings P.L.C.........................       10,309         27,036
 *Bridgend Group P.L.C.................................      651,000         17,304
 Bristol Water Holdings P.L.C..........................       12,000        150,549
 Britax International P.L.C............................      120,297        177,354
 *British Biotech P.L.C................................      198,000         68,768
 British Polythene Industries P.L.C....................       56,740        243,315
 Britt Allcroft Co. P.L.C..............................       25,000        184,288
 Brockhampton Holdings P.L.C...........................       12,000         46,781
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         76,550
 Brooks Service Group P.L.C............................       25,500         65,972
 Brown & Jackson P.L.C.................................      296,819        334,513
 *Brunel Holding PLC...................................       11,935          6,175
 Bryant Group P.L.C....................................       22,932         46,650
 Budgens P.L.C.........................................      306,137        292,936
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          9,441
 Bullough P.L.C........................................      256,000        150,606
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        403,095
 *Burn Stewart Distillers P.L.C........................      142,500         37,371
 *Burnden Leisure P.L.C................................       33,000          3,976
 Burndene Investments P.L.C............................      175,001         84,348
 Burtonwood Brewery P.L.C..............................       38,000         90,769
 Business Post Group P.L.C.............................       25,000         61,666
 *CLS Holdings P.L.C...................................      102,907        273,527
 Cadcentre Group P.L.C.................................       10,000         71,589

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Caffyns P.L.C.........................................        6,000   $     24,666
 *Cairn Energy P.L.C...................................       60,206        166,429
 *Calluna P.L.C........................................       77,140          9,295
 Camellia P.L.C........................................        2,950        125,458
 Cammell Laird Group P.L.C.............................      256,158        130,727
 Cannons Group P.L.C...................................      188,000        309,150
 *Cantab Pharmaceuticals P.L.C.........................       80,000        153,668
 Cape P.L.C............................................      119,518         44,899
 Capital Bars P.L.C....................................       70,000         26,793
 Carbo P.L.C...........................................      240,557         35,806
 Carclo Engineering Group P.L.C........................      100,463        187,277
 *Care UK P.L.C........................................        9,000         32,470
 *Carlisle Holdings, Ltd...............................        8,709         53,705
 Carpetright P.L.C.....................................       95,000        721,842
 Carr's Milling Industries P.L.C.......................       19,000         32,321
 Castings P.L.C........................................       79,000        155,107
 *Cenes Pharmaceuticals P.L.C..........................       18,000         16,586
 Chamberlin & Hill P.L.C...............................       18,000         46,568
 Chapelthorpe P.L.C....................................      497,507        178,080
 Charles Taylor Group P.L.C............................        6,000         31,811
 Chemring Group P.L.C..................................       49,000        210,124
 Chime Communications P.L.C............................       15,063         45,589
 Chloride Group P.L.C..................................      485,500      1,273,253
 Christie Group P.L.C..................................       53,263         50,966
 Chrysalis Group P.L.C.................................      331,680      1,410,569
 Churchill China P.L.C.................................       30,000         64,430
 City Centre Restaurants P.L.C.........................      433,500        319,555
 Clarkson (Horace) P.L.C...............................       44,733         92,901
 *Clinical Computing P.L.C.............................       40,000         16,728
 Clinton Cards P.L.C...................................      124,460        166,731
 *Clubhaus P.L.C.......................................       31,694         19,544
 Clydeport P.L.C.......................................       12,500         41,642
 Colefax & Fowler Group P.L.C..........................       60,000         65,918
 *Communisis P.L.C.....................................      237,134        534,496
 Community Hospitals Group P.L.C.......................       63,833        504,480
 Compel Group P.L.C....................................        5,000          8,328
 *Consolidated Coal P.L.C..............................           92              0
 Coral Products P.L.C..................................       50,000         38,984
 Cornwell Parker P.L.C.................................       78,333         59,409
 *Corporate Services Group P.L.C.......................       82,200         99,630
 Cosalt P.L.C..........................................       30,700         99,009
 Countryside Property P.L.C............................      138,259        264,595
 Countrywide Assured Group P.L.C.......................      101,746        154,332
 Courts P.L.C..........................................      110,722        580,750
 *Cradley Group Holdings P.L.C.........................       80,000         26,651
 Crest Nicholson P.L.C.................................      267,250        579,646
 Creston Land & Estates P.L.C..........................        5,000          5,670
 Croda International P.L.C.............................       40,802        126,093
 Cropper (James) P.L.C.................................       22,000         74,070
 *Culver Holdings P.L.C................................          338            276
 *DBS Management P.L.C.................................        9,000         11,802
 DCS Group P.L.C.......................................       10,000         14,672
 DFS Furniture Co. P.L.C...............................       41,300        226,284
 DTZ Holdings P.L.C....................................       89,500        225,838
 Daejan Holdings P.L.C.................................       23,000        331,754
 Dairy Crest Group P.L.C...............................        5,000         16,090
 *Danka Business Systems P.L.C.........................       15,000          2,552
 Dart Group P.L.C......................................       74,000        324,148
 Davis Service Group P.L.C.............................       10,000         36,999
 Dawson International P.L.C............................      204,384        185,430
 Delancey Estates P.L.C................................       53,758         64,014

                                                            SHARES           VALUE+
                                                            ------           ------

 *Delaney Group P.L.C..................................      270,000   $          0
 Delta P.L.C...........................................      150,000        326,402
 Delyn Group P.L.C. ...................................       22,500         74,956
 Densitron International P.L.C.........................       42,386         94,636
 Derwent Valley Holdings P.L.C.........................       90,000        944,122
 Development Securities P.L.C..........................       50,000        220,437
 Dewhirst Group P.L.C..................................      275,760        211,095
 Dewhurst P.L.C........................................        9,000          9,569
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         13,074
 Diagonal P.L.C........................................       25,200         72,340
 *Dialog Corp. P.L.C...................................      115,000         60,319
 Dicom Group P.L.C.....................................       30,000        146,722
 Diploma P.L.C.........................................       48,000        170,112
 Dixon Motors P.L.C....................................       55,408        127,638
 Domestic & General Group P.L.C........................       10,300        100,384
 Domino Printing Sciences P.L.C........................      335,935      1,083,404
 Domnick Hunter Group P.L.C............................       30,000        155,440
 Dowding & Mills P.L.C.................................      336,440        171,697
 Druck Holdings P.L.C..................................        8,000         22,115
 EBC Group P.L.C.......................................       30,000         32,747
 East Surrey Holdings P.L.C............................       36,800         96,510
 Edinburgh Fund Managers Group P.L.C...................       61,000        597,965
 Eldridge Pope & Co. P.L.C.............................       25,000         66,450
 Eleco Holdings P.L.C..................................      104,685         46,004
 Electronic Data Processing P.L.C......................       55,200         48,907
 Electronics Boutique P.L.C............................      150,000        110,573
 Ellis & Everard P.L.C.................................      191,406        824,865
 Emess P.L.C...........................................      288,250        118,501
 *Energy Technique P.L.C...............................       77,856          8,002
 Ennstone P.L.C........................................      135,323         53,234
 Eurocopy P.L.C........................................      131,000         55,712
 Eurodis Electron P.L.C................................       87,500        164,353
 Euromoney Institutional Investors P.L.C...............       70,000        555,699
 European Colour P.L.C.................................       82,090         68,659
 European Motor Holdings P.L.C.........................      118,325        114,900
 *European Telecom P.L.C...............................        7,000         20,839
 Europower P.L.C.......................................      232,092         21,386
 Expamet International P.L.C...........................      139,749        222,872
 Expro International Group P.L.C.......................       50,000        375,664
 *FII Group P.L.C......................................       41,166         58,940
 Fairey Group P.L.C....................................       11,191         78,529
 Falcon Holdings P.L.C.................................        5,500         16,763
 Fenner P.L.C..........................................      215,276        283,813
 Ferguson International Holdings P.L.C.................       89,105         44,210
 Financial Objects P.L.C...............................        7,000         10,320
 Fine Art Developments P.L.C...........................      108,000        367,442
 First Technology P.L.C................................      117,111        796,879
 *Firth (G.M.) Holdings P.L.C..........................      163,080         41,613
 Firth Rixson P.L.C....................................      416,888        195,024
 Fisher (Albert) Group P.L.C...........................       26,000         33,540
 *Flare Group P.L.C....................................       20,600              0
 Folkes Group P.L.C....................................       28,000         37,113
 Folkes Group P.L.C. Non-Voting........................       65,500         78,461
 *Forminster P.L.C.....................................       43,333         20,579
 Forth Ports P.L.C.....................................      126,000      1,174,411
 *Fortress Holdings P.L.C..............................      120,728         42,786
 *Fortune Oil P.L.C....................................      609,000         23,741
 *Foster (John) & Son P.L.C............................       27,500          4,191

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Freeport Leisure P.L.C................................       12,300   $     93,547
 French Connection Group P.L.C.........................       25,000        276,432
 *Friendly Hotels P.L.C................................       51,533         29,952
 Friends, Ivory & Sime P.L.C...........................       78,125        467,919
 Frogmore Estates P.L.C................................       51,000        437,039
 Fuller, Smith & Turner P.L.C. Series A................       20,000        107,738
 Fulmar P.L.C..........................................      107,500        112,008
 *GEI International P.L.C..............................       90,895          2,899
 Galliford P.L.C.......................................      467,870        162,497
 Games Workshop Group P.L.C............................        8,000         17,295
 Gardner Group P.L.C...................................       26,923         53,432
 Garton Engineering P.L.C..............................       10,248          9,951
 Gaskell P.L.C.........................................       36,000         21,689
 *Gearhouse Group P.L.C................................       25,000          8,506
 Geest P.L.C...........................................       86,082        624,183
 Georgica P.L.C........................................       53,033         69,541
 Gibbs & Dandy P.L.C...................................        4,500         19,488
 *Gioma Restaurants P.L.C..............................      100,000         57,413
 Gleeson (M.J.) Group P.L.C............................       22,471        246,875
 Glenchewton P.L.C.....................................       50,000         57,413
 Glenmorangie P.L.C....................................       20,000        153,810
 *Glotel P.L.C.........................................       11,300         88,504
 Go-Ahead Group P.L.C..................................       20,000        193,644
 Gowrings P.L.C........................................        5,000          6,840
 Grainger Trust, Ltd...................................       22,000        187,903
 Grampian Holdings P.L.C...............................      200,324        186,006
 Grantchester Holdings P.L.C...........................      100,000        269,344
 Greene King P.L.C.....................................       23,039        162,484
 *Greenwich Resources P.L.C............................      219,332         17,878
 Greggs P.L.C..........................................       26,000        872,604
 Guiness Peat Group P.L.C..............................      122,301         77,151
 Haden Maclellan Holdings P.L.C........................      206,224        115,476
 Halma P.L.C...........................................       30,000         49,332
 Halstead (James) Group P.L.C..........................       71,883        201,255
 Hamley's P.L.C........................................       47,500         97,637
 Hampson Industries P.L.C..............................      507,431        255,364
 *Hampton Trust P.L.C..................................      232,050         46,054
 Hanover International P.L.C...........................       11,304         14,502
 Hardys & Hansons P.L.C................................       48,000        167,730
 *Hartstone Group P.L.C................................      640,263         56,727
 Harvey Nash Group.....................................      125,000      1,430,890
 Havelock Europa P.L.C.................................       64,250         33,244
 *Hawtal Whiting Holdings P.L.C........................       22,588          6,084
 Hawtin P.L.C..........................................      196,500         34,123
 Haynes Publishing Group P.L.C.........................       14,703         30,743
 Headlam Group P.L.C...................................      228,861        433,119
 Heath (Samuel) & Sons P.L.C...........................        7,500         22,859
 Helical Bar P.L.C.....................................       35,000        370,880
 *Helphire Group P.L.C.................................      134,600        164,096
 Henlys Group P.L.C....................................        8,303         43,550
 Heywood Williams Group P.L.C..........................       50,400        113,244
 Highbury House Communications P.L.C...................      439,166        379,763
 High-Point P.L.C......................................       57,510         88,456
 Hill & Smith Holdings P.L.C...........................       86,850         73,871
 Hit Entertainment P.L.C...............................       31,848        185,106
 Hitachi Credit (UK) P.L.C.............................       11,412         46,915
 Holidaybreak P.L.C....................................       92,974        371,017
 *Horace Small Apparel P.L.C...........................      137,500        355,729
 *Howard Holdings P.L.C................................       57,730         33,963

                                                            SHARES           VALUE+
                                                            ------           ------

 Hughes (T.J.) P.L.C...................................        5,000   $     22,859
 Hunting P.L.C.........................................      223,174        414,447
 *Huntingdon Life Sciences Group P.L.C.................      234,550         13,300
 *Huntsworth P.L.C.....................................       54,000         24,879
 IAF Group P.L.C.......................................       30,000         20,626
 IMS Group P.L.C.......................................       75,000         82,398
 *ISA International P.L.C..............................       95,214         31,044
 *Imagination Technologies Group P.L.C.................      225,366        824,255
 Incepta Group P.L.C...................................      176,000        299,397
 *Industrial and Commercial Holdings...................        5,000            106
 Intelek P.L.C.........................................       79,904         40,212
 Interx P.L.C..........................................       20,000        238,866
 Isotron P.L.C.........................................       30,500        188,080
 Ite Group P.L.C.......................................      129,545        112,022
 J.& J. Dyson P.L.C....................................       28,500         59,188
 *JKX Oil and Gas P.L.C................................       20,533          4,584
 Jacobs (John I.) P.L.C................................      116,000         53,444
 Jardine Lloyd Thompson Group P.L.C....................      204,105      1,319,387
 Jarvis Hotels P.L.C...................................      300,000        416,774
 Jarvis P.L.C..........................................      300,000        799,526
 Jarvis Porter Group P.L.C.............................       99,894         49,563
 John David Sports P.L.C...............................      114,500        331,123
 Johnson Group Cleaners P.L.C..........................      110,535        361,964
 Johnston Group P.L.C..................................       26,000        151,116
 Joseph (Leopold) Holdings P.L.C.......................       14,000        159,267
 Jourdan (Thomas) P.L.C................................       40,000         28,352
 *Kalamazoo Computer Group P.L.C.......................       56,120         16,309
 Keller Group P.L.C....................................      110,000        226,887
 *Kenwood Appliances P.L.C.............................      100,892         97,972
 Kier Group P.L.C......................................        7,539         28,214
 Kleeneze P.L.C........................................       84,300        244,983
 Kunick P.L.C..........................................      420,000         89,309
 Laing (John) P.L.C....................................      103,977        568,955
 Laird Group P.L.C.....................................        6,000         27,303
 Lambert Howarth Group P.L.C...........................       25,200         58,944
 *Lamont Holdings P.L.C................................       72,231         14,335
 *Laura Ashley Holdings P.L.C..........................      249,150         64,458
 Lavendon Group P.L.C..................................        4,800         34,975
 Leeds Group P.L.C.....................................       86,938         52,378
 *Leeds Sporting P.L.C.................................       66,000         13,566
 Leicester City P.L.C..................................      100,000         76,550
 *Lilleshall P.L.C.....................................       51,564         44,955
 Lincat Group P.L.C....................................        4,000         16,076
 Linton Park P.L.C.....................................       39,000        170,006
 Linx Printing Technologies P.L.C......................       27,000        134,920
 Litho Supplies P.L.C..................................      100,000        108,446
 Locker (Thomas) Holdings P.L.C........................      176,168         38,085
 London Clubs International P.L.C......................      125,000        203,780
 *London Forfeiting Co.................................       12,000          6,634
 London Scottish Bank P.L.C............................      263,000        438,074
 Lookers P.L.C.........................................       53,160         58,027
 *Lorien P.L.C.........................................       60,000         65,918
 Low & Bonar P.L.C.....................................       65,000         88,919
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985         14,289
 Luminar P.L.C.........................................       34,221        315,326
 Lynx Holdings P.L.C...................................      100,000        122,622
 *M.L. Laboratories P.L.C..............................       35,417         64,767
 *MDIS Group P.L.C.....................................      285,600        314,784

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 MFI Furniture Group P.L.C.............................      450,000   $    425,812
 MMT Computing P.L.C...................................        3,000         23,390
 MS International P.L.C................................       71,500         30,408
 MSB International P.L.C...............................       16,000         25,744
 MacDonald Hotels P.L.C................................       15,500         34,607
 MacFarlane Group Clansman P.L.C.......................      228,287        189,317
 Macro 4 P.L.C.........................................       42,500        472,947
 Maiden Group P.L.C....................................       16,800        122,651
 Mallett P.L.C.........................................       24,837         55,102
 Manganese Bronze Holdings P.L.C.......................       32,184         57,030
 Marshalls P.L.C.......................................      225,800        704,207
 Martin International Holdings P.L.C...................      135,800         24,545
 Marylebone Warwick Balfour Group P.L.C................       54,831        176,832
 *Marylebone Warwick Balfour Group P.L.C. Issue 00.....       18,167         58,976
 Matthews (Bernard) P.L.C..............................      223,742        578,847
 Mayflower Corp. P.L.C.................................      403,800        463,666
 McAlpine (Alfred) P.L.C...............................      171,111        514,242
 McBride P.L.C.........................................       10,000         10,774
 McCarthy & Stone P.L.C................................      194,968        699,258
 McKay Securities P.L.C................................       68,500        157,797
 McLeod Russel Holdings P.L.C..........................      149,524        143,077
 *Meconic P.L.C........................................        6,000         12,588
 *Medical Solu.........................................       13,500         23,922
 Meggitt P.L.C.........................................      166,289        551,611
 Mentmore Abbey P.L.C..................................      262,423        704,961
 Menzies (John) P.L.C..................................        5,000         28,352
 *Merant P.L.C.........................................      172,500        189,515
 Merchant Retail Group P.L.C...........................      185,666        157,262
 Merrydown P.L.C.......................................       59,927         25,061
 Metal Bulletin P.L.C..................................       95,500        534,754
 Metalrax Group P.L.C..................................      358,740        312,758
 *Metaltech International P.L.C........................      401,163          4,834
 Mice Group P.L.C......................................       15,909         28,529
 Microgen Holdings P.L.C...............................       88,000        371,128
 Mitie Group P.L.C.....................................      250,000      1,220,908
 Molins P.L.C..........................................       68,000        130,136
 Moorfield Estates P.L.C...............................      333,333        170,112
 Moss Brothers Group P.L.C.............................      163,400         67,174
 Mowlem (John) & Co. P.L.C.............................      309,656        616,751
 Mucklow (A & J) Group P.L.C...........................      175,000        434,140
 *NXT P.L.C............................................       14,754        136,472
 Nestor Healthcare Group P.L.C.........................      180,200      1,207,008
 *Netbenefit P.L.C.....................................        3,000          5,741
 *Network Technology P.L.C.............................       15,000          2,445
 Newcastle United P.L.C................................       48,923         34,330
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550         94,341
 Nightfreight P.L.C....................................      125,000         64,678
 Nord Anglia Education P.L.C...........................        5,000          8,612
 Northamber P.L.C......................................       75,888        127,481
 Northgate P.L.C.......................................      118,200        640,080
 Novara P.L.C..........................................      228,591         81,823
 *OEM P.L.C............................................       12,000          4,678
 Oasis Stores..........................................       13,000         11,979
 Ocean Wilson Holdings, Ltd............................       84,250        102,115
 Ockham Holdings P.L.C.................................      122,000        134,899
 Old English Pub Company P.L.C.........................       65,000         79,705
 *Orbis P.L.C..........................................      142,859        110,372
 Oriental Restaurants P.L.C............................       20,000         41,536
 Osborne & Little P.L.C................................       11,200         75,813

                                                            SHARES           VALUE+
                                                            ------           ------

 *Osprey Communications P.L.C..........................       23,524   $      1,917
 Owen (H.R.) P.L.C.....................................       30,000         48,907
 Oxford Instruments P.L.C..............................       99,838        256,878
 *Oxford Molecular Group P.L.C.........................       41,440         22,029
 *PGA European Tour Courses P.L.C......................       80,000         61,240
 *PPL Therapeutics P.L.C...............................        9,000         23,475
 PSD Group.............................................       43,500        539,574
 *Paladin Resources P.L.C..............................       74,000         35,142
 Paragon Group of Companies P.L.C......................       47,000        132,588
 Parity Group P.L.C....................................      128,750        246,397
 *Park Food Group P.L.C................................      291,600         47,538
 *Partners Holdings P.L.C..............................       40,000          7,655
 Partridge Fine Arts P.L.C.............................       58,000         53,032
 Paterson Zochonis P.L.C...............................       22,000        132,546
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        141,618
 Pendragon P.L.C.......................................       95,750        233,465
 *Peptide Therapeutics Group P.L.C.....................       35,000         44,902
 Perkins Foods P.L.C...................................      280,000        365,174
 Perry Group P.L.C.....................................       47,666         77,369
 Peterhouse Group P.L.C................................       85,427        511,653
 *Pex P.L.C............................................       85,517          1,515
 Photobition Group P.L.C...............................       38,300         72,754
 Photo-Me International P.L.C..........................      120,064        201,690
 *Photo-Scan PLC.......................................       40,777         70,234
 *Phytopharm...........................................       10,600        100,302
 *Pic International Group P.L.C........................       55,000         26,509
 Pifco Holdings P.L.C..................................       32,666         77,102
 Pittards P.L.C........................................       60,985         46,252
 Planit Holdings P.L.C.................................       35,000         57,058
 *Plantation & General Investment P.L.C................       70,623         23,026
 *Plasmon P.L.C........................................      100,000        177,200
 Portmeirion Potteries (Holdings) P.L.C................       22,856         52,651
 Porvair P.L.C.........................................       35,000        195,487
 *Powderject Pharmaceuticals P.L.C.....................       30,400        227,326
 Powell Duffryn P.L.C..................................       17,322        158,016
 Precoat International P.L.C...........................       25,000         33,845
 *Premier Consolidated Oilfields P.L.C.................      152,488         32,965
 Pressac Holdings P.L.C................................      176,166        393,329
 *Princedale Group P.L.C...............................      250,000         37,212
 *Probus Estates P.L.C.................................       83,333          3,839
 *Property Partnerships P.L.C..........................       10,000         11,341
 *Proudfoot P.L.C......................................      236,420        193,549
 *Provalis P.L.C.......................................      104,615         29,660
 Prowting P.L.C........................................      157,630        249,154
 QS Holdings P.L.C.....................................       95,775         31,227
 *QSP Group P.L.C......................................       31,250         19,713
 Quick Group P.L.C.....................................       77,887         70,664
 Quintain Estates & Development P.L.C..................      108,350        257,275
 *Qxl.com P.L.C........................................      130,000         32,250
 RJB Mining P.L.C......................................       16,000         14,063
 *RMS Communications P.L.C.............................       15,000              0
 RPS Group P.L.C.......................................        7,700        101,241
 *Radamec Group P.L.C..................................       35,000         16,125
 Ransom (William) & Son P.L.C..........................       30,000         32,109
 *Recognition Systems Group P.L.C......................       27,200         89,263
 Redrow Group P.L.C....................................       89,800        250,782
 *Redstone Telecom P.L.C...............................       33,046         66,756
 *Reece P.L.C..........................................      283,750          8,045

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Reed Executive P.L.C..................................      116,500   $    365,808
 Reg Vardy P.L.C.......................................      103,597        403,863
 Regent Inns P.L.C.....................................       87,891        168,202
 Reliance Security Group P.L.C.........................        9,000         80,378
 Relyon Group P.L.C....................................       40,777         68,788
 Renishaw P.L.C........................................      146,806      1,435,974
 Renold P.L.C..........................................      144,000        198,010
 Ricardo Group P.L.C...................................       84,709        621,432
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000        137,206
 Rolfe & Nolan P.L.C...................................       24,000        140,342
 Roseby's P.L.C........................................       33,500        174,049
 Rotork P.L.C..........................................      165,099        561,706
 Rowe Evans Investments P.L.C..........................       86,917         83,169
 Roxboro Group P.L.C...................................        5,000         24,631
 Roxspur P.L.C.........................................      167,464         61,723
 *Royal Doulton P.L.C..................................       60,000         60,815
 Royalblue Group P.L.C.................................       11,800        158,077
 Russell (Alexander) P.L.C.............................       47,500         92,924
 Rutland Trust P.L.C...................................      544,800        320,508
 S & U P.L.C...........................................       21,140         98,895
 *SEP Industrial Holdings P.L.C........................      100,000         13,467
 SFI Group P.L.C.......................................       26,500         65,929
 SIG P.L.C.............................................      103,200        293,324
 Safeland P.L.C........................................       25,000         14,530
 Salvesen (Christian) P.L.C............................      100,000        193,502
 Sanderson Bramall Motor Group P.L.C...................       68,166        143,499
 *Save Group P.L.C.....................................      175,080        143,952
 Saville (J.) Gordon Group P.L.C.......................      379,926        420,095
 Savills P.L.C.........................................      104,000        317,713
 Scapa Group P.L.C.....................................       30,000         58,901
 *Scottish Radio Holdings..............................       13,100        223,775
 Secure Trust Group P.L.C..............................       27,118        132,627
 Senior Engineering Group P.L.C........................      122,900        104,534
 Severfield-Rowan P.L.C................................       20,000         57,413
 Shaftesbury P.L.C.....................................      137,500        502,894
 Shanks & McEwan Group P.L.C...........................       92,900        273,267
 *Sherwood Group P.L.C.................................      270,000         35,405
 Sherwood International, Ltd...........................       11,000         53,018
 Shiloh P.L.C..........................................       14,500         32,888
 *ShopRite Group P.L.C.................................      204,780         39,190
 Silentnight Holdings P.L.C............................       84,300        200,766
 Simon Engineering P.L.C...............................      348,089        226,987
 Sinclair (William) Holdings P.L.C.....................       53,000         67,995
 Sindall (William) P.L.C...............................       66,000        252,616
 Singapore Para Rubber Estates P.L.C...................       26,000         53,444
 Singer & Friedlander Group P.L.C......................      355,678      1,343,717
 Sirdar P.L.C..........................................      120,545        117,910
 Skillsgroup P.L.C.....................................      177,250        299,011
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500         91,701
 *Soco International P.L.C.............................        9,000         15,182
 *Solvera P.L.C........................................      173,158         11,660
 South Staff Water Holdings P.L.C......................      108,000        627,713
 Southampton Leisure Holdings P.L.C....................       19,615         11,122
 Southnews P.L.C.......................................        5,000         83,638
 Spirax-Sarco Engineering P.L.C........................       30,100        147,851
 *Sportsworld Media Group P.L.C........................       19,049        137,720
 Spring Group P.L.C....................................      169,495        193,422
 Springwood P.L.C......................................       37,500         82,132

                                                            SHARES           VALUE+
                                                            ------           ------

 St. Modwen Properties P.L.C...........................       50,000   $     76,905
 Stanley (Charles) Group P.L.C.........................       76,800        620,569
 Stanley Leisure Organisation P.L.C....................      221,258        472,051
 Stat-Plus Group P.L.C.................................       58,000         77,699
 *Sterling Publishing Group P.L.C......................       15,000         25,304
 Stirling Group P.L.C..................................      193,011         64,299
 Stoves Group P.L.C....................................       10,000          5,032
 *Stratagem Group P.L.C................................       70,315         17,444
 *Stylo P.L.C..........................................      127,367         45,139
 *Superscape P.L.C.....................................        6,000         19,265
 Swallowfield P.L.C....................................       15,000         18,074
 Swan (John) and Sons P.L.C............................        1,000          5,989
 Swan Hill Group P.L.C.................................      109,500        107,883
 Syltone P.L.C.........................................       50,400         44,654
 *Synstar P.L.C........................................       30,000         26,155
 T & S Stores P.L.C....................................      138,335        656,947
 TGI Group P.L.C.......................................       59,560         46,016
 *Tadpole Technology P.L.C.............................      100,000         73,361
 *Tamaris P.L.C........................................        5,161            238
 *Tandem Group P.L.C...................................      267,838         19,934
 *Tandem Group P.L.C...................................      327,365              0
 *Tay Homes P.L.C......................................       52,629         53,717
 *Teamtalk.com Group P.L.C.............................      375,000        154,164
 Ted Baker P.L.C.......................................       16,500         89,702
 Telemetrix P.L.C......................................      165,708        892,649
 *Telme.com P.L.C......................................      250,000        122,268
 Telspec P.L.C.........................................       25,000         16,657
 Tempus Group P.L.C....................................       10,000         70,526
 Tex Holdings P.L.C....................................       14,000         21,335
 Thorntons P.L.C.......................................      158,000        174,705
 Thorpe (F.W.) P.L.C...................................       24,000         40,317
 Tibbett & Britten Group P.L.C.........................       86,123        711,162
 Tilbury Douglas P.L.C.................................      186,419      1,162,777
 Time Products P.L.C...................................       90,242        155,431
 Tinsley (Eliza) Group P.L.C...........................       19,844         19,973
 Topps Tiles P.L.C.....................................       12,000         48,057
 Tops Estates P.L.C....................................       10,088         21,809
 Torex P.L.C...........................................       50,000        389,840
 *Torotrak P.L.C.......................................       28,989         57,533
 *Tottenham Hotspur P.L.C..............................      150,000        128,647
 Town Centre Securities (New) P.L.C....................      142,137        202,501
 *Towry Law P.L.C......................................        7,000         17,366
 *Trace Computers P.L.C................................       33,552         34,959
 Transport Development Group P.L.C.....................       19,782         50,337
 *Transtec P.L.C.......................................      601,525              0
 Trifast P.L.C.........................................       28,388         93,565
 Ulster Television, Ltd................................      115,602        571,932
 *Ultima Networks P.L.C................................      100,000          8,151
 Ultra Electronics Holdings P.L.C......................        3,480         19,906
 *Union P.L.C..........................................       94,000         29,316
 United Industries P.L.C...............................      109,008         22,407
 *United Overseas Group P.L.C..........................       64,209         16,384
 *Universal Salvage P.L.C..............................        5,000         27,253
 *Vanguard Medica Group P.L.C..........................        8,000         27,048
 Vega Group P.L.C......................................       10,000         59,539
 *Vert (Jacques) P.L.C.................................       45,000         11,483
 Vibroplant P.L.C......................................       83,100         67,736
 Victoria Carpet Holdings P.L.C........................       12,000         20,413
 *Victrex P.L.C........................................        9,195         37,084
 Viglen Technology P.L.C...............................       13,791         14,663
 Vitec Group P.L.C.....................................        4,500         30,684

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vocalis Group P.L.C..................................        8,000   $     14,743
 Volex Group P.L.C.....................................       58,801      1,500,413
 Vosper Thornycroft Holdings P.L.C.....................       20,000        356,526
 WSP Group P.L.C.......................................       50,000        332,427
 WT Foods P.L.C........................................      145,194         72,039
 Wagon Industrial Holdings P.L.C.......................       80,000        192,794
 Walker Greenbank P.L.C................................      144,462         63,485
 Warner Estate Holdings P.L.C..........................       70,000        274,376
 *Water Hall Group P.L.C...............................       11,772          1,752
 Waterman Partnership Holdings P.L.C...................       45,000         60,921
 Wates City of London Properties P.L.C.................      105,000        206,527
 *Waverly Mining Finance P.L.C.........................       42,500          2,410
 Weir Group P.L.C......................................       76,994        219,385
 Wellington Holdings P.L.C.............................        9,000          9,377
 Wembley P.L.C.........................................        6,053         49,339
 *Wescol Group P.L.C...................................      125,000         24,808
 Westbury P.L.C........................................      202,522        628,738
 Whatman P.L.C.........................................      241,935        908,863
 *Whitecroft P.L.C.....................................      105,000              0
 *Whittard of Chelsea P.L.C............................       30,000         15,735
 *Wiggins Group P.L.C..................................    1,148,266        604,314
 *Wilmington Group P.L.C...............................       17,000         71,454
 Wilshaw P.L.C.........................................      198,409        101,958
 Wilson (Connolly) Holdings P.L.C......................       51,000        119,291
 Wintrust P.L.C........................................       22,500        156,290
 Wolverhampton & Dudley Breweries P.L.C................       93,071        571,289
 Worthington Group P.L.C...............................      102,653         19,645
 Wyevale Garden Centres P.L.C..........................       15,091        107,500
 Wyndeham Press Group P.L.C............................       63,066        217,695
 *YJL P.L.C............................................       35,932          9,805
 Yates Brothers Wine Lodges P.L.C......................        3,075          5,710
 Yorklyde P.L.C........................................       25,555         25,359
 Yorkshire Group P.L.C.................................       82,504         68,420
 Young & Co's Brewery P.L.C............................       10,000         60,248
 Young & Co's Brewery P.L.C. Class A...................        5,234         46,373
 Young (H.) Holdings P.L.C.............................       49,542         43,894
 Yule Catto & Co. P.L.C................................       50,702        111,406

                                                            SHARES           VALUE+
                                                            ------           ------

 *Zetters Group P.L.C..................................       29,000   $     65,160
 Zotefoams P.L.C.......................................       12,000         13,524
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $98,135,453)...................................                 108,300,119
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $117,958).....................................                     101,977
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Evans of Leeds Contingent Units
   (Cost $0)...........................................       80,000              0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $98,253,411)...................................                 108,402,096
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Lason, Inc.
   (Cost $360,724).....................................        6,620          3,386
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $599,925) to be
   repurchased at $590,098.
   (Cost $590,000).....................................   $      590        590,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $99,204,135)++.....                $108,995,482
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $99,208,358.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES        VALUE+
                                                               ------        ------
FRANCE -- (19.3%)
COMMON STOCKS -- (19.3%)
 Agricole de la Crau...................................          449   $     26,969
 Apem SA...............................................        1,000         76,560
 Assystem SA...........................................        2,657        112,176
 *Aurea................................................          600          4,178
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        235,511
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        727,139
 Banque Transatlantique................................        3,030        171,444
 Berger Levrault SA....................................          476         51,380
 Boiron SA.............................................        3,800        231,552
 Brioche Pasquier SA...................................        2,600        246,699
 Burelle SA............................................        4,030        273,632
 CEGID SA..............................................        4,500        315,337
 COM 1 SA..............................................          450          7,447
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................          262         15,965
 Carbone Lorraine......................................       33,245      1,468,687
 Casino Guichard Perrachon.............................        2,882        276,968
 Cegedim SA............................................        6,400        300,844
 Change de la Bourse SA................................          614         12,550
 Christian Dalloz SA...................................        2,022        125,234
 *Cie Francaise des Ferrailles.........................       10,576        388,509
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,523,917
 Compagnie Financiere Saint-Honore.....................        1,188        113,756
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,224,127
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         21,153
 Continentale d'Entreprises SA.........................       20,087        767,620
 Costimex SA...........................................          700         20,718
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        145,732
 Cristalleries de Baccarat.............................        1,567        166,416
 Damart SA.............................................       22,900      1,614,684
 Deveaux SA............................................        1,040         72,878
 Didot-Bottin..........................................        1,620         74,741
 Docks des Petroles d'Ambes............................          100          7,151
 Docks Lyonnais........................................        1,147         21,966
 Dynaction SA..........................................       10,660        258,898
 *EMI France SA........................................          300              0
 Electricite de Strasbourg.............................       23,784        704,139
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 Expand SA.............................................        2,060         98,627
 Explosifs et de Produits Chimiques....................          524         81,649
 Fimalac SA............................................      104,100      3,444,415
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         12,883
 Fininfo SA............................................        9,760        312,654
 Fives-Lille...........................................        6,526        511,277

                                                               SHARES        VALUE+
                                                               ------        ------

 Fonciere Lyonnaise SA.................................        2,896   $     73,738
 Fonderies Franco Belge................................          492         32,143
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        182,428
 *Fromagerie F. Paul Renard............................          200         20,944
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,137
 GFI Industries SA.....................................        6,845        172,202
 Gantois Series A......................................          647         60,151
 Gascogne SA...........................................        6,472        461,976
 Gaumont...............................................       14,607        627,502
 *Generale de Geophysique SA...........................       22,068      1,254,420
 Gevelot...............................................        3,584        122,985
 Grands Moulins de Strasbourg..........................          110         14,842
 Groupe Guillin SA.....................................        1,200         24,130
 Groupe Norbert Dentressangle SA.......................        6,320         99,083
 Groupe Zannier SA.....................................        4,100        182,021
 Guitel-Etienne-Mobilor SA.............................          240         11,929
 Guyenne et Gascogne SA................................       26,000      2,000,749
 Hoteliere Lutetia Concorde............................        2,505        185,350
 *Hotels et Casinos de Deauville.......................        2,055        271,908
 IMS International Metal Service SA....................       12,630         89,714
 Immobanque............................................        1,098        118,042
 Immobiliere Marseillaise..............................          656      1,798,794
 Industrie des Transports..............................          600         52,230
 Industrielle et Financiere d'Entreprise SA............          300         17,223
 Informatique et Realite SA............................        2,643         54,320
 *Lectra Systemes SA...................................       19,192        172,245
 Legris Industries SA..................................       29,350      1,066,673
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        158,779
 MRM...................................................        1,424         41,043
 Manitou SA............................................       11,092      1,013,832
 Matussiere et Forest SA...............................       13,600         82,871
 *Metaleurop SA........................................       58,400        297,905
 Montupet SA...........................................       32,450        654,779
 *Moulinex SA..........................................       97,800        423,119
 *NAF NAF SA...........................................        4,200         49,174
 Nord-Est SA...........................................        2,707         64,778
 PSB Industries SA.....................................        1,240         77,718
 Parc Asterix SA.......................................          822         13,810
 Parisienne de Chauffage Urbain........................          200         10,968
 *Pier Import Europe SA................................       12,100         68,043
 Plastic Omnium........................................       11,036      1,110,546
 Radiall SA............................................        1,340        219,995
 Robertet SA...........................................          269         56,199
 *Rochette.............................................       84,470        397,066
 Rougier SA............................................        2,040        110,988
 SAMSE SA..............................................        1,100        268,113
 *SDR de Bretagne SA...................................          714          7,197
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        431,820
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         12,174
 SR Teleperformance....................................       90,928      2,857,405
 Sabate SA.............................................        2,400         70,824

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Sabeton...............................................       13,500   $    188,027
 Sechilienne...........................................          220         73,731
 Securidev SA..........................................        1,500         12,274
 Selectibanque SA......................................        7,100         97,034
 Sidergie SA...........................................        4,000        217,624
 Signaux et d'Equipements Electroniques SA.............       23,983        521,301
 Simco SA..............................................       19,695      1,236,113
 Skis Rossignol SA.....................................       41,668        624,964
 Smoby SA..............................................          500         11,404
 Societe Financiere Interbail SA.......................       17,550        450,678
 Societe Francais des Papiers Peints...................          400         14,624
 Sommer-Allibert SA....................................       12,900        626,039
 Sopra SA..............................................        6,900        461,894
 Sucriere de Pithiviers-le-Vieil.......................        1,825        476,279
 Taittinger SA.........................................        2,540      1,381,913
 Touax (Touage Investissement SA)......................        8,649        217,586
 *Trouvay et Cauvin SA.................................        1,500         16,583
 Unilog SA.............................................        6,320        539,151
 Union Generale du Nord SA.............................          994         65,069
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,534,267
 Vermandoise de Sucreries..............................          323        168,983
 *Viel et Cie..........................................       42,228        139,685
 Vilmorin et Cie SA....................................        2,349        168,696
 Virbac SA.............................................        1,713        127,494
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,895,113)...................................                  43,307,620
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Casino Guichard Perrachon CVG 6/30/03................        2,882         24,711
 *Continental d'Enterprises SA Warrants 10/31/01.......        2,707          5,891
 *Simco SA CVG 10/31/03................................       19,695        100,638
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $89,434).......................................                     131,240
                                                                       ------------
TOTAL -- FRANCE
  (Cost $34,984,547)...................................                  43,438,860
                                                                       ------------
GERMANY -- (17.6%)
COMMON STOCKS -- (17.6%)
 AGIV AG fuer Industrie & Verkehrswesen................       12,200        122,131
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         65,870
 *Agrob AG.............................................          290         75,733
 *Aigner (Etienne) AG..................................          600         80,956
 *Alexanderwerk AG.....................................           60          1,776
 Alsen AG, Hamburg.....................................       16,400        322,641
 *Alte Leipziger Versicherungs AG Series C.............        1,043        458,503
 Amira Verwaltungs AG..................................          200         83,568
 Andreae-Noris Zahn AG, Anzag..........................       27,200        497,227
 *Anterra Vermoegensverwaltungs AG.....................        1,350         89,313
 *Articon Integralis AG................................        2,100        127,963
 *BUS (Berzelius Umwelt Service) AG....................        5,400         43,481
 Baader Wertpapier Handelsbank AG......................        7,900        125,848
 Balcke-Duerr AG.......................................       32,910        429,721
 Bayerische Handelsbank AG.............................       25,050        610,566

                                                               SHARES        VALUE+
                                                               ------        ------

 Beate Uhse AG.........................................       16,800   $    200,353
 *Berliner Elektro Holding AG..........................       11,061        115,061
 Berliner Kindl-Brauerei AG............................          790        137,538
 *Bertrandt AG.........................................        3,100         24,287
 Bilfinger & Berger Bau AG, Mannheim...................       14,400        151,801
 Biotest AG............................................        8,060        115,417
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        103,428
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          198         23,268
 Boewe Systec AG.......................................        3,000         62,676
 *Brau und Brunnen AG..................................        4,995         65,874
 *Bremer Woll-Kaemmerei AG.............................       19,960         46,913
 Brillant AG...........................................        1,310        108,903
 Buckau (Walther) AG...................................        7,800         69,257
 Ceag AG...............................................       20,670        316,680
 Cewe Color Holding AG.................................        1,900         31,590
 *Concordia Bau und Boden AG...........................       73,288        440,199
 *Concordia Bau und Boden AG Issue 99..................       29,314        176,072
 Data Modul AG.........................................        2,400         54,110
 *Deutsche Babcock AG, Oberhausen......................        4,190        171,427
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200        254,289
 Deutsche Verkehrs-Bank AG.............................        7,124        607,739
 *Dierig Holding AG....................................       10,500        129,791
 *Dis Deutscher Industrie Service AG...................        1,400         42,654
 Doag-Holding AG.......................................        7,500         20,957
 Duerr Beteiligungs AG.................................       31,750        635,680
 Dyckerhoff AG.........................................       12,750        266,372
 Dyckerhoff and Widmann AG.............................       49,190        175,561
 Erlus Baustoffwerke AG................................          297         68,512
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................        2,052        182,377
 Eurobike AG...........................................        1,700         16,648
 Fag Kugelfischer Georg Schaeffer AG...................       24,300        167,532
 Forst Ebnath AG.......................................           23         11,123
 Fuchs Petrolub AG Oel & Chemie........................        2,231        121,380
 Gilde Brauerei AG.....................................        1,200        340,538
 Goldschmidt (T.H.) AG.................................       83,200      1,883,058
 *Grammer AG...........................................        2,200         18,289
 *Gwag Bayerische Wohnungs-Aktiengesellschaft AG.......        2,665         64,956
 Hagen Batterie AG.....................................          870         94,666
 Hamborner AG..........................................       21,000        415,880
 Hamburger Hochbahn AG Series A........................        1,800         73,644
 *Hasen-Braeu AG.......................................        1,000         34,820
 *Herlitz AG...........................................        3,462         24,561
 Holsten-Brauerei AG...................................       30,770        577,220
 *Holsten-Brauerie AG, Hamburg.........................        7,692        112,156
 *Holzmann (Philipp) AG................................        2,200         31,408
 Horten AG.............................................       33,800        353,073
 *Hucke AG.............................................        8,300         17,702
 IFA Hotel & Touristik AG..............................        7,000         88,355
 Iwka AG...............................................       72,613        679,500
 *Ixos Software AG.....................................        6,100         54,162
 Jacobsen (W.) AG, Kiel................................           37         40,260
 K & S Aktiengesellschaft AG...........................      129,500      1,972,762
 *KSB AG...............................................        2,387        176,619
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        940,789

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Kabel New Media AG...................................        6,900   $     84,090
 Kampa-Haus AG.........................................       12,375        107,724
 *Kaufring AG..........................................        2,203          9,589
 *Kempinski AG, Berlin.................................          686        170,489
 Keramag Keramische Werke AG...........................       13,000        645,038
 *Kloeckner Humboldt-Deutz AG..........................       25,650         62,519
 Kloeckner-Werke AG....................................      119,000      2,496,496
 Km-Europa Metal AG....................................          446         21,159
 *Kolb und Schuele AG..................................       10,000          1,741
 Kolbenschmidt Pierburg AG, Duesseldorf................       37,500        376,381
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,223,221
 Kraftwerk Altwuerttemberg AG..........................          125         45,701
 Kromschroeder (G.) AG.................................       26,520        131,819
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         72,952
 *LPKF Laser & Electronics AG..........................        2,200         56,495
 Lehnkering AG.........................................       15,300        167,148
 Leifheit AG...........................................       12,500        375,402
 Leoni AG..............................................       25,000        560,382
 MG Vermoegensverwaltungs AG...........................        3,364        108,349
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 *MVV Energie AG.......................................       20,200        265,519
 *MWG Biotech AG.......................................        6,600         43,090
 *Maihak (H.) AG.......................................          143         13,568
 Main Kraftwerke AG....................................        1,172        494,808
 Mannheimer Aktiengesellschaft Holding AG..............       27,580      1,560,539
 Markt und Kuehlhallen AG..............................       14,000        205,959
 Maternus-Kliniken AG, Bad Oyenhausen..................        2,400         11,491
 *Maxdata AG...........................................       11,500         92,099
 *Mensch und Maschine Software AG......................          900         14,494
 *Moenus Textilmaschinen AG............................        5,250         13,253
 *Moksel (A.) AG.......................................       15,800         24,757
 *Morphosys AG.........................................        1,100        127,354
 Mueller-Weingarten AG.................................       11,580        143,645
 *Nemetschek AG........................................        3,800         49,618
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         84,752
 *Niedermayr Papierwarenfabrik AG......................        1,200         13,110
 Norddeutsche Steingutfabrik AG........................        5,960         39,949
 Nuernberger Hypothekenbank AG.........................       32,825        871,508
 *Otto Reichelt AG.....................................       11,950         65,535
 *Pfaff (G.M.) AG......................................       80,000         21,588
 Pfleiderer AG.........................................       17,000        164,263
 Phoenix AG, Hamburg...................................       37,500        390,091
 Progress-Werk Oberkirch AG............................        5,000         68,769
 *Puma AG..............................................        4,900         61,849
 *RTV Family Entertainment AG..........................        9,500         74,427
 *Reichelt (F.) AG.....................................        1,290         68,612
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200         84,623
 Renk AG...............................................       19,400        336,064
 Rheinboden Hypothekenbank AG..........................       26,500        668,976
 Rheinmetall Berlin AG.................................       45,000        280,082

                                                               SHARES        VALUE+
                                                               ------        ------

 Rhoen Klinikum AG.....................................       19,800   $  1,103,093
 *Rothenberger AG......................................        2,123         13,860
 Salzgitter AG.........................................       24,900        173,620
 *Schneider Rundfunkwerke AG...........................       10,274        339,852
 *Schwarz Pharma AG....................................        9,000        213,881
 Sektkellerei Schloss Wachenheim AG....................       15,120        122,406
 *Senator Entertainment AG.............................        9,800         89,574
 Ser Systeme...........................................        6,000         80,956
 Sinalco AG............................................          110         58,410
 Sinn AG...............................................        2,789        327,755
 Sinner AG, Karlsruhe..................................        4,160         43,455
 Sixt AG...............................................        6,500         79,159
 Sloman Neptune AG.....................................          700          3,961
 *Stahl (R.) AG........................................        2,000         17,758
 Stern-Brauerei Carl Funke AG..........................        1,100         41,653
 Stoehr & Co. AG.......................................       16,000         71,033
 Stollwerck AG.........................................        1,018        327,881
 *Strabag AG...........................................        3,332         71,062
 Stuttgarter Hofbraeu AG...............................       18,000        250,703
 Sued-Chemie AG........................................       29,146      1,040,231
 Sueddeutsche Bodencreditbank AG.......................       38,582      1,041,150
 *Takkt AG.............................................       29,100        250,781
 Tarkett AG............................................       12,800         65,183
 *Terrex Handels AG....................................        1,250        119,693
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415        113,921
 VGT AG................................................          586         41,829
 VK Muehlen AG.........................................        1,312         53,678
 Varta AG..............................................       55,000        688,476
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        216,231
 Vossloh AG............................................       15,900        238,063
 Walter AG.............................................       13,500        246,903
 Walter Bau AG, Augsburg...............................       11,907         41,460
 *Wanderer-Werke AG....................................        7,185         87,563
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         62,763
 Wuerttembergische Hypotheken Bank AG..................       20,788        977,177
 Wuerttembergische Lebensversicherung AG...............        4,430        123,402
 Wuerttembergische Metallwarenfabrik AG................       30,330        427,715
 Wuerttembergische und Badische Versicherungs AG.......        2,240        137,469
 Wuerzburger Hofbraeu AG...............................          133         41,679
 ZWL Grundbesitz und Beteiligungs AG...................        1,500         38,519
 *Zanders Feinpapiere AG...............................        4,450        242,107
 Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
   AG..................................................        2,091        546,062
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,302,593)...................................                  39,588,398
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel and Chemie Non-Voting...........           55          2,825
 Westag and Getalit AG Rheda-Wiedenbrueck..............        2,600         22,633
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $43,173).......................................                      25,458
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Bremer Woll Kaemmerei Rights 12/07/00 (Cost $0)......       19,960   $          0
                                                                       ------------
TOTAL -- GERMANY
  (Cost $42,345,766)...................................                  39,613,856
                                                                       ------------
SWITZERLAND -- (13.7%)
COMMON STOCKS -- (13.6%)
 AFG Arbonia Foster Holding AG, Arbon..................          522        278,179
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         17,802
 Afipa SA, Vevey.......................................           20          5,646
 Afipa SA, Vevey Series A..............................           80         23,967
 Aletsch AG, Moerel....................................           50        110,039
 Axantis Holding AG....................................        4,316        783,258
 *BHB Beteiligungs und Finanzgesellschaft..............          150          8,642
 BKW FMB Energie AG, Bern..............................          660        931,586
 BVZ (Brig Visp Zermatt) Holding AG....................          370         57,981
 Bank Sarasin & Cie Series B, Basel....................          274        847,691
 Banque Cantonale de Geneve............................          840        113,726
 *Banque Cantonale de Geneve Em 2000...................          504         68,236
 *Banque Cantonale du Jura.............................          450         51,332
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        770,848
 Basellandschaftliche Kantonalbank.....................          600        199,453
 Basler Kantonalbank...................................        1,000        182,054
 Bobst SA, Prilly......................................          100        127,322
 Bobst SA, Prilly (Namen)..............................           90         55,999
 Bon Appetit Holding AG................................          275        164,612
 Bossard Holding AG, Zug...............................          635        254,256
 Bucher Holding AG, Niederweningen.....................          671        506,802
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        532,680
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        109,967
 *Calida Holding AG....................................          396         63,880
 Canon (Schweiz) AG, Dietlikon.........................        3,706        150,525
 Carlo Gavazzi Holding AG..............................          910        136,310
 Cie Financiere Tradition..............................        1,250        164,914
 Coop Bank, Basel......................................          941        523,154
 Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         27,995
 Daetwyler Holding AG, Atldorf.........................          348        495,210
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,208,411
 Edipresse SA, Lausanne................................          694        255,889
 Eichhof Holding AG....................................          188        119,142
 Energie Electrique du Simplon SA......................          350         25,004
 Escor AG, Duedingen...................................          744         15,859
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...        1,602        510,388
 Financiere Michelin, Granges-Paccot...................          637        212,853
 Forbo Holding AG, Eglisau.............................        1,100        455,019
 Fuchs Petrolub AG Non-Voting..........................        2,001        108,365

                                                               SHARES        VALUE+
                                                               ------        ------

 Galenica Holding AG, Bern Series B....................          405   $    367,492
 Generale d'Affichage, Geneve..........................          290        130,318
 Generali (Switzerland) Holdings, Adliswil.............        1,670        479,136
 Golay-Buchel Holding SA, Lausanne.....................           40         60,493
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         46,378
 Gurit-Heberlein AG....................................        1,125      1,101,829
 *HPI Holding SA.......................................        6,000         77,776
 Hero AG...............................................        3,040        324,010
 Industrieholding Cham AG, Cham........................          864        275,763
 Jelmoli Holding AG, Zuerich...........................        1,521      2,120,593
 Jelmoli Holding AG, Zuerich (Namen)...................        2,835        800,317
 Kardex AG, Zuerich....................................        1,039        416,019
 Kardex AG, Zuerich (Participating)....................          610        242,489
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,523,722
 Kuehne & Nagel International AG, Schindellegi.........          324        186,663
 Lem Holdings AG, Lyss.................................          270         63,699
 Loeb Holding AG, Bern (Participating).................          620         82,869
 *Logitech International SA............................        6,610      1,904,076
 Maag Holding AG, Zuerich..............................          922        128,015
 Mikron Holding AG, Biel...............................        1,326        626,427
 Moevenpick-Holding, Zuerich...........................        1,320        555,149
 *Nextrom Holding SA...................................          277         48,673
 *Omnium Geneve SA, Geneve.............................          110             70
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        698,257
 Oz Holding, Zuerich...................................          440        595,708
 *Parco Industriale e Immobiliare SA...................          600          1,210
 Phoenix Mecano AG, Stein am Rhein.....................        2,749      1,740,545
 Sarna Kunststoff Holding AG, Sarnen...................          176        202,287
 Schweizerhall Holding AG, Basel.......................          140        184,704
 Schweizerische National Versicherungs Gesellschaft....          396        232,706
 Siegfried AG, Zofingen................................          856        695,354
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................          320        200,029
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....           10          3,197
 Sika Finanz AG, Baar..................................          800        200,720
 Sika Finanz AG, Baar (Namen)..........................          750         35,842
 Sopracenerina.........................................        2,409        149,890
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        187,308
 Unigestion Holding, Geneve............................        2,891        176,550
 Vaudoise Assurances Holding, Lausanne.................           45         84,128
 Villars Holding SA, Fribourg..........................          150         23,679
 *Von Moos Holding AG, Luzern..........................        7,000         43,151
 *Von Roll Holding AG, Gerlafingen.....................       32,024        262,908
 WMH Walter Meier Holding AG, Staefa...................           50         55,019
 Zehnder Holding AG....................................          193        111,413
 Zellweger Luwa AG, Uster..............................          804        470,148
 *Zschokke Holding SA, Geneve..........................          230         73,542
 Zueblin Holding AG....................................           93            506

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Zuercher Ziegeleien Holding, Zuerich..................        1,415   $  1,345,096
 Zuger Kantonalbank....................................          545        637,390
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,684,790)...................................                  30,648,259
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG 7.29% Non-Voting
   (Cost $266,228).....................................        2,001        102,312
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $14,260)......................................                      14,632
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $19,965,278)...................................                  30,765,203
                                                                       ------------
ITALY -- (10.6%)
COMMON STOCKS -- (10.6%)
 *Ansaldo Trasporti SpA................................      169,533        142,117
 *Auschem SpA (In Liquidation).........................       82,000              0
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        392,768
 Bassetti SpA..........................................       61,500        299,799
 *Bastogi SpA..........................................    1,183,000        256,419
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         73,030
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         78,606
 *Brioschi Finanziaria SpA, Milano.....................      175,000         53,927
 Buzzi Unicem SpA......................................       24,500        187,892
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        116,995
 CAMFIN (Cam Finanziaria)..............................       28,700        126,165
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........      480,219        656,305
 *CMI SpA..............................................       77,404        102,417
 Caltagirone SpA.......................................      343,085        775,008
 Cementeria di Augusta SpA.............................      105,000        141,673
 Cia Assicuratrice Unipol SpA..........................      199,333        619,462
 Condotta Acque Potabili SpA, Torino...................       28,000        154,531
 Cucirini SpA..........................................       30,000         42,567
 *Dalmine SpA..........................................    1,976,700        650,428
 Danieli & C.Officine Meccaniche SpA...................       66,500        289,440
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        183,673
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        264,128
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000        171,880
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 Gewiss SpA............................................      221,700      1,181,093
 *Grassetto SpA........................................      279,125              0
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        209,925
 Immobiliare Metanopoli SpA............................    1,062,500      2,608,224

                                                               SHARES        VALUE+
                                                               ------        ------

 Impregilo SpA.........................................      532,000   $    274,621
 Industria Macchine Automatique SpA....................       23,000        147,157
 Industrie Zignago S. Margherita SpA...................       52,000        543,190
 Ipi SpA...............................................       70,700        288,026
 Linificio and Canapificio Nazionale SpA...............       22,000         33,323
 Maffei SpA............................................       52,500         59,503
 *Mandelli SpA.........................................       41,000              0
 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000      1,592,904
 Marangoni SpA, Rovereto...............................       34,303        110,484
 Merloni Elettrodomestici SpA..........................      155,000        658,443
 Milano Assicurazioni SpA..............................      264,057        933,234
 Monrif SpA............................................      210,000        329,962
 *Montefibre SpA, Milano...............................      275,267        145,928
 *Necchi SpA...........................................      164,250         79,210
 *Perlier SpA..........................................      100,700         26,298
 Pininfarina SpA.......................................       62,570        937,376
 Poligrafici Editoriale SpA............................      226,000        598,066
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      277,152        398,079
 *Premaimm SpA.........................................      179,000         42,305
 *Ratti SpA............................................       66,768         97,644
 Recordati Industria Chimica E Farmaceutica SpA........       24,000        425,150
 Reno de Medici SpA, Milano............................      100,500        186,343
 *Rodriquez SpA........................................       41,250              0
 SAES Getters SpA......................................       14,750        308,156
 SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................      175,500      1,471,195
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        130,574
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         39,721
 SMI STA Metallurgica Italiana SpA.....................      565,280        340,515
 SNIA SpA..............................................      611,039      1,319,130
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         55,198
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,638
 Simint SpA............................................       79,988        344,665
 Sogefi SpA............................................      182,500        418,611
 Stefanel SpA..........................................      180,800        237,652
 Terme Demaniali di Acqui SpA..........................       39,900         52,099
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................      101,000        141,551
 Vianini Lavori SpA....................................      347,600        729,229
 Vittoria Assicurazioni SpA............................       51,500        231,774
 Zucchi (Vincenzo) SpA.................................       89,000        426,108
                                                                       ------------
TOTAL -- ITALY
  (Cost $24,406,206)...................................                  23,934,534
                                                                       ------------
NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 A.I.R. Holdings NV....................................        1,119         27,274
 Aalberts Industries NV................................       25,017        533,542

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Accell Group NV.......................................        4,865   $     38,115
 *Atag Group NV........................................        4,630          5,965
 Athlon Groep NV.......................................       34,250        350,320
 Bam Groep NV..........................................        5,921        378,834
 Batenburg Beheer NV...................................        1,000         72,251
 Beers NV..............................................       16,625        665,712
 *Begemann Groep NV....................................       11,909         76,196
 *Begemann Groep NV Series B...........................       13,451         22,247
 Boskalis Westminster NV...............................       47,991      1,148,840
 *Creyf's SA...........................................       18,064        385,254
 *Creyf's SA Strip VVPR................................       18,064            157
 *Delft Instruments NV.................................       13,064         90,409
 Econosto NV...........................................       17,305         94,150
 Eriks Group NV........................................        8,000        205,089
 GTI Holding...........................................       18,535        348,508
 Gamma Holding NV......................................       15,705        546,846
 Gemeenschappeljk Bezit Crown van Gelder NV............       12,000        125,351
 Geveke NV.............................................        8,840        358,596
 Grolsche NV...........................................       32,100        663,645
 Hollandsche Beton Groep NV............................       58,032        515,270
 Internatio-Mueller NV.................................       28,645        613,410
 Kas-Associatie NV.....................................       42,888        688,809
 Kempen & Co. NV.......................................       22,081      1,250,354
 Koninklijke Ahrend NV.................................       32,911        504,221
 Koninklijke Frans Maas Groep NV.......................       12,349        281,644
 *Koninklijke Nedlloyd NV..............................       23,472        469,943
 Koninklijke Ten Cate NV...............................       10,204        294,900
 Koninklijke Ubbink NV.................................        1,500         50,924
 MacIntosh NV..........................................       15,590        328,419
 NBM-Amstelland NV.....................................       59,684        854,655
 Nagron Nationaal Grondbezit NV........................       16,122        375,413
 Nederlandsche Apparatenfabriek........................       14,000        221,802
 *Nh Hotels............................................       21,703        245,601
 Polynorm NV...........................................        3,731        216,630
 Reesink NV............................................        2,050         92,795
 Roto Smeets de Boer NV................................        1,040         30,781
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         64,284
 Samas-Groep NV, Zaandam...............................       24,184        366,306
 Schuitema NV, Amersfoort..............................       34,200        559,694
 Schuttersveld NV......................................       20,596        294,031
 Smit International NV.................................       19,643        379,601
 *Textielgroep Twenthe NV..............................        1,000         56,582
 Twentsche Kabel Holding NV............................       17,396        519,410
 Unique International NV...............................       10,768        229,651
 Van der Mollen Holding NV.............................       18,481      1,473,628
 Van Dorp Groep NV.....................................        3,327         44,890
 Vredestein NV.........................................       15,514        100,611
 Wegener Arcade NV ....................................       70,830        924,859
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $10,526,535)...................................                  18,186,419
                                                                       ------------
SWEDEN -- (6.7%)
COMMON STOCKS -- (6.7%)
 *Active I Malmoe AB Series A..........................        4,160         57,244
 *Active I Malmoe AB Series B..........................        4,160         53,511
 *Alfaskop AB..........................................        1,600          5,057
 Allgon AB Series B....................................       65,400        590,180
 Alma Industri & Handel AB Series B....................        5,200        111,481
 Angpannefoereningen AB Series B.......................       10,800        129,768

                                                               SHARES        VALUE+
                                                               ------        ------

 Arkivator AB..........................................        3,600   $     78,974
 Avesta Sheffield AB...................................       83,700        238,698
 Axfood AB.............................................       28,200        177,153
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         50,017
 *Beiger Electronics AB................................       11,700         76,999
 Beijer AB Series B....................................       11,700         67,666
 Bergman & Beving AB Series B..........................       12,800        139,122
 *Biacore International AB.............................        4,650        177,123
 *Biora AB.............................................        6,200         10,572
 Bong Ljungdahl AB.....................................        6,000         80,769
 Boras Waefveri AB Series B............................        8,600         42,877
 Capona AB.............................................       19,000        102,307
 Carbo AB..............................................       14,400        226,152
 Castellum AB..........................................       24,000        251,280
 Catena AB Series A....................................       66,700        445,614
 Cloetta AB Series B...................................        1,400         17,031
 *Concordia Maritime AB Series B.......................       37,300         91,496
 Doro AB...............................................        2,900          8,675
 *Elekta AB............................................        9,300         25,966
 Enea Data AB Series B.................................      220,000        723,927
 Esselte AB Series A...................................       40,100        191,930
 Esselte AB Series B...................................       34,500        168,567
 Fagerhult AB..........................................        2,900         20,097
 *Fagerlid Industrier AB...............................        8,600         13,978
 Fastighets AB Tornet..................................       14,100        201,054
 *Fastighits AB Celtica................................        5,800         34,122
 Finnveden AB..........................................       18,100        166,044
 *Firefly AB...........................................        8,400          5,863
 *Frontec AB Series B..................................       18,200         56,259
 Garphyttan Industrier AB..............................       39,000        334,442
 Getinge Industrier AB Series B........................       39,736        443,772
 Geveko AB Series B....................................        8,300        130,765
 Gorthon Lines AB Series B.............................       41,800         62,938
 Graenges AB...........................................       19,400        266,955
 Gunnebo AB............................................       10,900        115,210
 HL Display AB Series B................................        2,000         16,154
 *Heba Fastighets AB Series B..........................        4,300         22,725
 Hexagon AB Series B...................................        3,572         44,879
 Hoeganges AB Series B.................................       19,700        278,941
 *Icon Medialab International AB.......................       24,900        109,247
 *Industrifoervaltnings AB Skandigen...................       21,400         98,159
 *Information Highway AB...............................       12,500         37,393
 *Intelligent Microsystems Data AB.....................       22,800         32,738
 *Intentia International AB Series B...................       10,700         67,217
 Jacobson and Widmark AB...............................       13,400        164,349
 Karlshamns AB.........................................       10,000         61,324
 *Klippans Finpappersbruk AB...........................        5,800          8,964
 Lindex AB.............................................       16,100        277,735
 Ljungberg Gruppen AB Series B.........................        1,900         34,671
 Mandator AB...........................................       11,400         20,007
 *Matteus AB...........................................       19,800         32,577
 *Medivir Series B.....................................        2,800         54,444
 Modul 1 Data AB.......................................        6,700         16,368
 Munksjo AB............................................       20,800        123,407
 NCC AB Series B.......................................       10,300         69,326
 NH Nordiska Holding AB................................       17,000         40,175
 Nibe Industrier AB Series B...........................        1,100         14,259
 Nobelpharma AB........................................       45,460      1,402,969
 Nolato AB Series B....................................       30,600        390,561
 OEM International AB Series B.........................        7,100         92,036

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Ortivus AB...........................................        5,900   $     20,591
 PEAB AB Series B......................................       28,400         80,426
 Pandox Hotelfastigheter AB............................        7,900         73,260
 *Partnertech AB.......................................        3,800         49,638
 *Perbio Science AB....................................       15,000        164,529
 Platzer Bygg AB Series B..............................       36,000         37,692
 *Pricer AB Series B...................................       65,000         15,361
 Rottneros Bruk AB.....................................      366,600        286,959
 Sardus AB.............................................        3,000         17,201
 Scandiaconsult AB.....................................       57,200        176,814
 Scandic Hotels AB.....................................       29,400        307,818
 Scribona AB Series A..................................       40,100         67,975
 Scribona AB Series B..................................       31,700         55,317
 *Segerstroem & Svensson AB............................       15,200        169,754
 *Segerstroem & Svensson AB Series B...................        1,900         20,840
 Semcon AB.............................................        8,300         82,763
 Sifo Group AB Em 00...................................      114,880      1,351,713
 Sigma AB Series B.....................................        7,600        151,566
 Spendrups Bryggeri AB Series B........................       19,900         57,545
 *Stena Line AB Series B...............................      128,000         98,917
 Svedala Industri AB...................................       60,000        879,481
 Sweco AB Series B.....................................       23,450        150,821
 TV 4 AB Series A......................................        5,800        170,611
 *Ticket Travel Group AB...............................        4,500         10,276
 Trelleborg AB Series B................................       55,800        400,613
 Wallenstam Byggnads AB Series B.......................       16,700        102,412
 Westergyllen AB Series B..............................        4,300         59,385
 Wihlborgs Fastigheter AB Series B.....................      149,700        203,011
 Wilh Sonesson AB Series A.............................        4,160         12,444
 Wilh Sonesson AB Series B.............................        4,160         12,237
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,528,531)...................................                  14,990,250
                                                                       ------------
SPAIN -- (6.1%)
COMMON STOCKS -- (6.1%)
 Ahorro Familiar SA....................................        6,051        111,510
 *Amper SA.............................................       56,800        329,793
 Asturiana del Zinc SA.................................       33,100        258,456
 Azkoyen SA............................................       52,500        279,690
 BAMI SA (Inmobiliara de Construcciones y Terrenos)....       28,360         73,321
 Banco de Credito Balear SA............................       35,424        409,817
 Banco de Galicia SA...................................       75,500        828,103
 Banco de Valencia SA..................................      169,455      1,253,834
 Banco de Vasconia SA..................................       89,000        662,404
 Banco Guipuzcoano SA..................................       21,194        287,071
 Banco Zaragozano SA...................................      187,990      1,426,981
 Bodegas y Bebedas SA..................................       39,504        359,012
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        141,347
 *CINSA (Compania de Inversiones SA)...................        1,400          4,875
 Campofrio Alimentacion SA.............................       69,600        742,185
 *El Aguila SA.........................................       65,332        381,037
 Elecnor SA............................................        6,100        228,331
 Empresa Nacional de Celulosa SA.......................        8,200        113,138
 Energia e Industrias Aragonesas SA....................       12,340         45,438
 *Ercros SA............................................       48,518         17,739
 Espanola del Zinc SA..................................       29,250         33,610
 *Estacionamientos Urbanos SA..........................        4,200              0

                                                               SHARES        VALUE+
                                                               ------        ------

 *Europistas Concesionaria Espanola SA.................      174,940   $    616,753
 *Filo SA..............................................       82,733         84,982
 *Grupo Empresarial Ence SA Issue......................        1,640         22,685
 *Grupo Picking Pack SA................................       87,465        273,335
 Hullas del Coto Cortes................................        8,666         66,385
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210        794,474
 Inbesos SA............................................        8,050         20,532
 *Indo Internacional SA................................       33,600         93,596
 Inmobiliaria del Sur SA...............................        1,380         62,467
 *Inmobiliaria del Sur SA EMOO.........................          276         12,262
 *Inmobiliaria Urbis SA................................       74,582        273,977
 Koipe SA, San Sebastian...............................       16,800        248,614
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         49,796
 Lingotes Especiales SA................................       22,080         72,654
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         74,584
 Nicolas Correa SA.....................................       15,750         38,252
 *Nueva Montana Quijano SA Series B....................       80,500         21,723
 Obrascon Huarte Lain SA...............................       53,992        216,669
 Papelera de Navarra SA................................        6,000         78,345
 Pescanova SA..........................................       20,315        178,610
 Portland Valderrivas SA...............................       18,225        321,262
 Prosegur Cia de Seguridad SA..........................        7,000         70,684
 *Radiotronica SA......................................       10,575        136,241
 Reno de Medici SpA....................................      147,140        253,608
 *Tableros de Fibras SA Series B.......................        8,560         43,069
 *Tavex Algodonera SA..................................       26,400         51,018
 Uniland Cementera SA..................................        5,750        210,225
 Unipapel SA...........................................       20,968        213,007
 Uralita SA............................................      101,725        525,109
 Vidrala SA, Alava.....................................       47,040        229,310
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       97,492        458,279
                                                                       ------------
TOTAL -- SPAIN
  (Cost $13,419,353)...................................                  13,800,199
                                                                       ------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
 *Agresso Group ASA....................................       39,760         77,187
 *Aker Maritim ASA.....................................       44,230        357,770
 Arendals Fosse Kompani ASA............................          100          4,422
 Avantor Financial Corp................................       13,270         68,697
 Awilco ASA Series A...................................       50,950         93,965
 Blom ASA..............................................        7,970         15,644
 Bonheur ASA...........................................        9,800        197,649
 *Braathens S.A.F.E. ASA...............................       19,320         36,465
 *C. Tybring-Gjedde ASA................................       14,880         24,072
 Choice Hotel Scandinavia ASA..........................       27,740         89,754
 *Corrocean ASA........................................       15,700         18,118
 *Den Norske Oljeselkapet..............................       36,420        100,163
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA
   Series A............................................       47,130        165,707
 EDB Elektronisk Data Behandling ASA...................       54,917        562,674
 Ekornes ASA...........................................       28,690        199,580
 Elkem ASA.............................................        9,850        156,695
 *Exense ASA...........................................        1,317            888
 Farstad Shipping ASA..................................       41,190        164,369

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Ganger Rolf ASA.......................................        5,490   $    109,539
 *Gresvig ASA..........................................        4,590         21,039
 Hafslund ASA..........................................       58,700        269,062
 *Home Invest ASA......................................       27,740         17,652
 Hydralift AS..........................................       15,540        110,617
 *Industrifinans Naeringseiendom ASA...................        7,582          7,932
 *Infocus Corp.........................................       10,455        323,617
 *Kenor ASA............................................       39,200         12,599
 Kongsberg Gruppen ASA.................................       25,800        244,866
 *Kvaerner ASA.........................................       11,200         84,555
 Kverneland ASA........................................        8,800         85,418
 *Leif Hoegh & Co. ASA.................................       31,175        245,446
 *Merkantildata ASA....................................       10,701         43,510
 Moelven Industrier ASA................................       55,578         45,256
 Narvesen Asa..........................................        9,100        286,583
 Nera ASA..............................................      111,753        527,909
 *Nordic Vlsi..........................................        5,000         80,889
 Nordlandsbanken ASA...................................        5,830        144,618
 *Ocean Rig ASA........................................       40,366        224,207
 Odfjell ASA Series A..................................       14,510        199,528
 Olav Thon Eiendomsselskap ASA.........................        8,320        159,724
 *Petrolia Drilling ASA................................       26,706         25,202
 *Prosafe ASA..........................................       23,630        346,600
 Rieber and Son ASA Series A...........................       23,584        146,255
 Scana Industrier ASA..................................       14,880         15,246
 Schibsted ASA.........................................       28,800        363,416
 *Sensonor ASA.........................................       23,969         27,402
 Smedvig ASA Series A..................................       57,680        435,461
 Spcs-Gruppen ASA......................................       48,120         63,316
 Steen and Stroem ASA..................................       19,512        215,701
 *Stento Asa...........................................        1,225         16,779
 *Tandberg ASA.........................................       35,240        414,275
 *Tandberg Data ASA....................................       35,250         55,126
 *Tandberg Television ASA..............................       47,030        344,913
 Ugland Nordic Shipping ASA............................        9,250        103,753
 *Unitor ASA...........................................       15,220         98,490
 Veidekke ASA..........................................       15,936         97,967
 *Visual Management Applications ASA...................       14,270         72,335
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800        110,440
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,730,710)....................................                   8,531,062
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $15,463)......................................                      15,479
                                                                       ------------
TOTAL -- NORWAY
  (Cost $8,746,173)....................................                   8,546,541
                                                                       ------------
DENMARK -- (3.8%)
COMMON STOCKS -- (3.8%)
 Aalborg Portland Holding A.S. Series A................        6,050        211,876
 Aalborg Portland Holding A.S. Series B................        4,350        152,341
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         32,499
 Alm Brand A.S. Series B...............................        6,540         83,980
 Amagerbanken A.S......................................        1,050         40,449
 Amtssparekassen Fyn A.S...............................          968         40,341
 Bang & Olufsen Holding A.S. Series B..................        8,567        368,030

                                                               SHARES        VALUE+
                                                               ------        ------

 Brodrene Hartmann A.S. Series B.......................        2,865   $     40,468
 Carli Gry International A.S...........................        3,510         58,184
 Christian Hansen Holding A.S. Series B................        6,720        196,117
 Codan A.S.............................................        1,600        106,464
 Coloplast A.S. Series B...............................        4,374        188,924
 D'Hooge Schouw NV.....................................        2,000         81,715
 DFDS A.S., Copenhagen.................................        4,000        138,216
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         17,207
 *Dampskibsselsk et Torm A.S...........................        1,270         85,247
 Dampskibsselskabet Norden A.S.........................        1,770         50,623
 *Dansk Data Elektronik A.S............................          280         12,911
 Danske Traelastko.....................................        3,186        293,818
 *East Asiatic Co., Ltd................................       15,633        310,240
 Edb Gruppen A.S.......................................        1,810         28,524
 Ejendamsselskabet Norden A.S..........................        5,627        207,573
 FLS Industries........................................       27,500        386,289
 *Fimiston Resources & Technology Ltd..................          400          3,829
 Fluegger A.S. Series B................................        1,638         25,814
 Foras Holding A.S. Series A...........................        7,082         30,093
 Forstaedernes Bank....................................        1,250         23,931
 Glunz & Jensen A.S....................................        1,470         57,487
 HLJ Industri A.S......................................          160         21,495
 Henriksen Og Henriksen Holding A.S. Series B..........          770         77,752
 Hoejgaard Holding A.S. Series B.......................        1,700         30,562
 *Incentive A.S........................................        3,575         62,600
 Jamo A.S..............................................        1,000         25,332
 *Junckers (F.) Industrier A.S.........................          860         11,043
 Jyske Bank A.S........................................       10,960        199,591
 *Kjobenhavns Sommer Tivoli A.S........................          190         33,935
 *Koebenhavns Lufthavne................................        6,900        547,727
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        158,724
 Lauritzen (J.) Holding Series B.......................        1,763        156,413
 *Midtbank A.S.........................................        1,820         59,701
 *NTR Holdings A.S.....................................        1,130         12,664
 Naestved Diskontobanken...............................          230         18,795
 *Neg Micon A.S........................................       11,348        496,772
 *Neurosearch A.S......................................        4,650        187,274
 Nordiske Kabel og Traadfabrikker Holding A.S..........        2,603        486,184
 Nordvestbank..........................................          250         20,587
 Per Aarsleff A.S. Series B............................        1,545         56,362
 Radiometer A.S. Series B..............................        5,373        131,717
 Ringkjoebing Landbobank...............................          170         37,309
 Rockwool, Ltd.........................................        3,820         71,349
 Sanistal A.S. Series B................................          936         29,502
 Sas Danmark A.S.......................................       34,300        300,304
 Satair A.S............................................        1,350         34,671
 Sophus Berendsen A.S..................................       14,520        323,747
 Spar Nord Holding.....................................        3,623        140,415
 Sparkasse Regensburg..................................       10,590        294,225
 Sydbank A.S...........................................        1,742         64,667
 TK Development........................................        9,745        290,087
 *Topdanmark A.S.......................................       25,360        479,590
 VT Holdings Shares A..................................           44          1,875
 VT Holdings Shares B..................................        3,086        129,689

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Vest-Wood A.S.........................................        4,092   $    140,917
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102        115,329
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,523,624)....................................                   8,522,096
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $2,554).......................................                       2,637
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tivoli Rights 12/15/00
   (Cost $0)...........................................          190              0
                                                                       ------------
TOTAL -- DENMARK
  (Cost $8,526,178)....................................                   8,524,733
                                                                       ------------
FINLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
 Alandsbanken AB Series B..............................        1,700         24,417
 Amer-Yhtymae Oyj Series A.............................       17,020        408,177
 *Benefon Oy...........................................        1,900         17,763
 *Eq Holding Oyj.......................................       51,210          9,361
 *Evox Rifa Group Oyj..................................       51,210         12,482
 Finnair Oyj...........................................       77,910        282,811
 Finnlines Oy..........................................       18,280        316,662
 Finvest Oyj...........................................       51,210          8,024
 Fiskars Oy AB Series A................................        8,550         52,099
 HK Ruokatalo Oy Series A..............................       11,400         17,366
 Instrumentarium Oy....................................       27,200        544,109
 KCI Konecranes International Oyj......................       13,800        341,165
 Kemira Oyj............................................      118,400        554,499
 Kone Corp.............................................        4,980        305,406
 Kyro Oyj AB Series P..................................       36,470        268,262
 Laennen Tehtaat Oy....................................        3,930         41,053
 Lasslla and Tikanoja Oyj..............................       11,970        197,977
 Lemminkainen Oy.......................................       13,100        140,833
 *Mandatum Bank P.L.C. Series B........................          892          5,109
 Martela Oy............................................          530          9,689
 Metsaemarkka Oyj Series B.............................          700          2,498
 Nokian Renkaat Oyj....................................        9,700        149,456
 Nordic Aluminium Oy...................................        1,900         13,232
 Novo Group Oyj........................................       31,600         79,772
 Okobank Class A.......................................       31,940        380,910
 Olvi Oyj Series A.....................................          410          6,246
 *Oy Stockmann AB Series B.............................       24,300        258,067
 PK Cables Oyj.........................................        4,760         53,452
 Partek Oyj............................................       44,870        472,616
 *Polar Real Estate Corp. Series K.....................      126,010         25,229
 Ponsse Oyj............................................        4,900         48,199
 *Raisio Group P.L.C. Series V.........................      118,423        183,494
 Rakentajain Koneuvokrammo Oy..........................        1,900         17,284
 *Rocla Oy.............................................        1,300          6,484
 Santasalo-Jot Oy......................................        3,400          7,814
 *Silja Oy AB Series A.................................       44,020         36,403
 *Stonesoft Corp.......................................       11,279        154,933
 Talentum Oyj..........................................       18,300        113,741
 Tamro Oyj.............................................      105,620        170,092
 Uponor Oyj Series A...................................       32,500        514,899
 Vaisala Oy Series A...................................       12,650        319,342
 *Vestcap Oyj Series B.................................       51,210         20,060

                                                               SHARES        VALUE+
                                                               ------        ------

 Viking Line AB........................................        3,240   $     59,793
 Yit-Yhtymae Oyj.......................................       26,854        290,100
                                                                       ------------
TOTAL -- FINLAND
  (Cost $8,166,156)....................................                   6,941,380
                                                                       ------------
BELGIUM -- (3.0%)
COMMON STOCKS -- (3.0%)
 *Abfin SA.............................................        2,560              0
 Afrifina..............................................        3,480        289,604
 BMT NV................................................        2,040        153,075
 Banque Nationale de Belgique..........................          710        859,093
 Belge des Betons......................................          425        139,105
 *Brederode SA.........................................        2,610         57,141
 CFE (Compagnie Francois d'Entreprises)................        2,080        333,337
 CMB (Cie Martime Belge)...............................          500         34,820
 Carrieres Unies Porphyre..............................           20         16,191
 Chimique et Metallurgique Campine, Beerse.............          370         25,799
 Cie Auxiliaire des Mines Auximines....................          544        281,999
 *Cie Auxiliaire des Mines Auximines Strip VVPR........          136            133
 City Hotels SA........................................        1,290         70,184
 Cofinimmo SA..........................................        4,763        360,717
 Commerciale de Brasserie SA COBRHA....................          115         34,036
 Creyf's SA............................................       20,168        430,126
 *Creyf's SA Interim Strip VVPR........................        8,168             71
 Deceuninck SA.........................................       63,700        776,309
 Engrais Rosier SA.....................................          655         35,921
 *Finspa...............................................          325              0
 Floridienne NV........................................        2,033        143,524
 *Franki NV (Cie International des Pieux Armes
   Frankignoul SA).....................................        5,875              0
 Glaces de Charleroi...................................           70        182,743
 Glaverbel SA..........................................          400         27,856
 Ibel (Nouvelle).......................................        2,655        169,871
 Immobel (Cie Immobiliere de Belgique SA)..............       10,600        369,090
 *Intercomfina SA......................................       11,000             96
 *Koramic Building Products SA.........................          700         22,058
 Mecaniver SA, Bruxelles...............................          128         55,567
 *Metiers Automatiques Picanol.........................          403        137,167
 *PCB SA Bruxelles.....................................        5,030         11,494
 *Papeteries de Catala SA..............................          315         32,905
 Plantations Nord-Sumatra SA...........................          650         80,347
 Recticel SA...........................................        8,450         69,291
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        111,772
 *SCF VVPR Shares......................................        2,470         15,373
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545         94,144
 *Sait Radioholland....................................        6,088         95,392
 Sapec SA..............................................        3,635        156,314
 *Sapec SA VVPR........................................           75             33
 Sidro.................................................        4,040        302,445
 *Sioen Industries.....................................        1,400         26,068
 Spector Photo Group SA................................        3,688         58,911
 Surongo SA............................................           20          4,579
 Telindus Group SA.....................................       17,240        285,590
 *Ter Beke NV..........................................        2,212         80,873

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 UNIBRA................................................        1,600   $    111,423
 Uco Textiles NV.......................................        2,124        170,102
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $7,002,396)....................................                   6,712,689
                                                                       ------------
AUSTRIA -- (1.9%)
COMMON STOCKS -- (1.9%)
 Allgemeine Sparkasse Baugesellschaft..................          670         63,864
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        294,146
 BBAG Oesterreichische Brau-Beteiligungs...............        7,084        258,997
 BWT AG................................................       13,530        376,890
 Bank Fuer Kaernten und Steiermark AG..................          520         40,196
 Bau Holding AG........................................        4,980        108,377
 Bohler Uddeholm AG....................................        9,020        278,977
 Brau Union Goess-Reinighaus AG........................        8,200        305,866
 *Ca Immobilien Invest AG..............................          670          9,367
 *Die Erste Immobilien AG..............................        1,244        164,600
 Flughafen Wien AG.....................................       12,730        444,697
 *Immofinanz Immobilien Anlagen AG.....................       61,160        272,054
 Jenbacher AG..........................................        7,860         95,789
 *Leipnik-Lundenburger Industrie AG....................          300         13,058
 Lenzing AG............................................        3,013        192,907
 *Manner (Josef) & Co. AG..............................          870         15,374
 Mayr-Melnhof Karton AG................................        9,840        387,683
 Oberbank AG...........................................        3,234        189,040
 Readymix Kies-Union AG................................          500         30,467
 Rhi AG, Wien..........................................       16,334        320,631
 Rosenbauer International AG...........................          850         18,875
 Ubm Realitaetenentwicklung AG.........................          360         20,996
 Va Technologie AG.....................................        6,807        212,132
 Vogel and Noot Waermetechnik AG.......................        1,700         13,171
 Wolford AG............................................        4,100         81,196
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $5,054,288)....................................                   4,209,350
                                                                       ------------
IRELAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Abbey P.L.C...........................................       19,319         47,929
 Anglo Irish Bank Corp. P.L.C..........................      192,323        465,418
 *Arcon International Resources P.L.C..................      143,750         21,898
 Ardagh P.L.C..........................................       13,676         16,072
 Arnotts P.L.C.........................................        8,811         50,622
 Barlo Group P.L.C.....................................      115,775         85,664
 *Dragon Oil P.L.C.....................................      104,167         30,830
 *Dunloe Ewart P.L.C...................................      235,918         90,361
 Fyffes P.L.C..........................................      195,858        115,936
 Glanbia P.L.C.........................................      175,508         67,223

                                                               SHARES        VALUE+
                                                               ------        ------

 Golden Vale P.L.C.....................................      108,124   $     89,415
 Green Property Co.....................................       75,732        458,175
 Greencore Group P.L.C.................................      131,110        279,620
 Heiton Holdings P.L.C.................................       32,420         80,431
 IAWS Group P.L.C......................................       59,457        380,415
 IFG Group P.L.C.......................................       16,604         25,944
 IWP International P.L.C...............................       39,611         59,308
 Irish Continental Group P.L.C.........................       15,838         70,313
 Jurys Hotel Group P.L.C...............................       40,376        298,751
 Kingspan Group P.L.C..................................      114,417        308,759
 Ryan Hotels P.L.C.....................................       39,647         37,964
 *Tullow Oil P.L.C.....................................      212,968        148,310
 United Drug P.L.C.....................................       17,081        138,281
 Waterford Wedgwood P.L.C..............................      220,752        234,440
                                                                       ------------
TOTAL -- IRELAND
  (Cost $4,244,272)....................................                   3,602,079
                                                                       ------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *National Oilwell, Inc.
   (Cost $57,188)......................................        4,318        137,636
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *National Oilwell, Inc. Warrants 03/15/01
   (Cost $0)...........................................          480              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $57,188).......................................                     137,636
                                                                       ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $113,263).....................................                     116,386
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $1,112,493) to be
   repurchased at $1,095,182.
   (Cost $1,095,000)...................................   $    1,095      1,095,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $203,181,130)++....                $224,615,115
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $203,196,155.

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                                                                       THE
                                                      THE JAPANESE        THE PACIFIC          THE UNITED          CONTINENTAL
                                                         SMALL             RIM SMALL         KINGDOM SMALL            SMALL
                                                        COMPANY             COMPANY             COMPANY              COMPANY
                                                         SERIES             SERIES               SERIES               SERIES
                                                     --------------       -----------       ----------------       ------------
ASSETS:
Investments at Value..........................          $177,917           $133,417             $114,791             $237,782
Collateral for Securities Loaned..............            29,275              7,844                  108               19,520
Receivables
  Cash........................................                18                 16                   --                   15
  Dividends, Interest and Tax Reclaims........               219                213                  354                1,451
  Investment Securities Sold..................                --                438                  812                  547
                                                        --------           --------             --------             --------
    Total Assets..............................           207,429            141,928              116,065              259,315
                                                        --------           --------             --------             --------

LIABILITIES:
Payables
  Collateral on Securities Loaned.............            29,275              7,844                  108               19,520
  Investment Securities Purchased.............                 6                  7                   --                   --
  Fund Shares Redeemed........................               143                 30                   55                   97
Accrued Expenses and Other Liabilities........                63                 62                   34                   66
                                                        --------           --------             --------             --------
    Total Liabilities.........................            29,487              7,943                  197               19,683
                                                        --------           --------             --------             --------

NET ASSETS....................................          $177,942           $133,985             $115,868             $239,632
                                                        ========           ========             ========             ========

SHARES OUTSTANDING $0.01 PAR VALUE............               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE...................................               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========

Investments at Cost...........................          $384,966           $205,219             $ 96,809             $201,114
                                                        ========           ========             ========             ========

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                                       THE
                                                      THE JAPANESE        THE PACIFIC          THE UNITED          CONTINENTAL
                                                         SMALL             RIM SMALL         KINGDOM SMALL            SMALL
                                                        COMPANY             COMPANY             COMPANY              COMPANY
                                                         SERIES             SERIES               SERIES               SERIES
                                                     --------------       -----------       ----------------       ------------
ASSETS:
Investments at Value..........................          $198,812           $131,436             $108,995             $224,615
Collateral for Securities Loaned..............            31,253              9,342                  100               20,661
Receivables:
  Dividends, Interest, and Tax Reclaims.......               701                304                  275                1,334
  Investment Securities Sold..................                --                211                  623                  944
Prepaid Expenses and Other Assets.............                18                 16                   16                   16
                                                        --------           --------             --------             --------
    Total Assets..............................           230,784            141,309              110,009              247,570
                                                        --------           --------             --------             --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.............            31,253              9,342                  100               20,661
  Investment Securities Purchased.............             3,327                  7                   --                    2
  Fund Shares Redeemed........................                18                 10                   69                  114
Accrued Expenses and Other Liabilities........                68                 62                   34                   69
                                                        --------           --------             --------             --------
    Total Liabilities.........................            34,666              9,421                  203               20,846
                                                        --------           --------             --------             --------
NET ASSETS....................................          $196,118           $131,888             $109,806             $226,724
                                                        ========           ========             ========             ========
SHARES OUTSTANDING $0.01 PAR VALUE............               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE...................................               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========
Investments at Cost...........................          $390,001           $207,652             $ 99,204             $203,181
                                                        ========           ========             ========             ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

                                                                                        THE
                                                                                      UNITED
                                                         THE                          KINGDOM         THE
                                                       JAPANESE     THE PACIFIC RIM    SMALL      CONTINENTAL
                                                    SMALL COMPANY    SMALL COMPANY    COMPANY    SMALL COMPANY
                                                        SERIES          SERIES        SERIES        SERIES
                                                    --------------  ---------------  ---------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $422, $164, $432 and $623, respectively)......     $  2,392        $  6,672      $  4,039      $  6,152
  Interest........................................          272             208           135           269
  Income from Securities Lending..................          564             214             4           212
                                                       --------        --------      --------      --------
      Total Investment Income.....................        3,228           7,094         4,178         6,633
                                                       --------        --------      --------      --------

EXPENSES
  Investment Advisory Services....................          196             162           126           252
  Accounting & Transfer Agent Fees................          240             199           155           310
  Custodian Fees..................................           68              80            28           105
  Legal Fees......................................            2               2             2             3
  Audit Fees......................................            2               2             2             3
  Shareholders' Reports...........................            5               4             4             7
  Trustees' Fees and Expenses.....................            2               2             1             3
  Other...........................................           11              10             7            14
                                                       --------        --------      --------      --------
      Total Expenses..............................          526             461           325           697
                                                       --------        --------      --------      --------
  NET INVESTMENT INCOME...........................        2,702           6,633         3,853         5,936
                                                       --------        --------      --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities
    Sold..........................................           75          14,211         4,590        13,048
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          (23)            (73)         (116)           71
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....      (21,858)        (44,272)      (14,675)      (11,756)
    Translation of Foreign Currency Denominated
      Amounts.....................................          (41)              3             3           (81)
                                                       --------        --------      --------      --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      (21,847)        (30,131)      (10,198)        1,282
                                                       --------        --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................     $(19,145)       $(23,498)     $ (6,345)     $  7,218
                                                       ========        ========      ========      ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (Amounts in thousands)

                                    THE                    THE
                                 JAPANESE              PACIFIC RIM
                                   SMALL                  SMALL
                              COMPANY SERIES         COMPANY SERIES
                           ---------------------  ---------------------
                                          YEAR                   YEAR
                           YEAR ENDED    ENDED    YEAR ENDED    ENDED
                           NOV. 30,     NOV. 30,  NOV. 30,     NOV. 30,
                              2000        1999       2000        1999
                           ----------   --------  ----------   --------

INCREASE (DECREASE) IN
  NET ASSETS

Operations:
  Net Investment
    Income...............  $    2,702   $  2,212  $    6,633   $  4,774
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......          75     (3,116)     14,211    (11,610)
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........         (23)       143         (73)     2,522
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
     and Foreign
     Currency............     (21,858)    42,419     (44,272)    75,981
    Translation of
     Foreign Currency
     Denominated
     Amounts.............         (41)       (39)          3          4
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........     (19,145)    41,619     (23,498)    71,671
                           ----------   --------  ----------   --------

Transactions in Interest:
  Contributions..........      51,610     25,283       4,600     13,505
  Withdrawals............     (39,023)   (54,230)    (32,973)   (41,298)
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    from Transactions in
    Interest.............      12,587    (28,947)    (28,373)   (27,793)
                           ----------   --------  ----------   --------
    Total Increase
     (Decrease)..........      (6,558)    12,672     (51,871)    43,878

NET ASSETS
  Beginning of Period....     202,676    190,004     183,759    139,881
                           ----------   --------  ----------   --------
  End of Period..........  $  196,118   $202,676  $  131,888   $183,759
                           ==========   ========  ==========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                            THE UNITED KINGDOM    THE CONTINENTAL SMALL
                                   SMALL
                              COMPANY SERIES         COMPANY SERIES
                           ---------------------  ---------------------
                                          YEAR                   YEAR
                           YEAR ENDED    ENDED    YEAR ENDED    ENDED
                           NOV. 30,     NOV. 30,  NOV. 30,     NOV. 30,
                              2000        1999       2000        1999
                           ----------   --------  ----------   --------

INCREASE (DECREASE) IN
  NET ASSETS

Operations:
  Net Investment
    Income...............  $    3,853   $  4,809  $    5,936   $  5,173
  Net Realized Gain on
    Investment Securities
    Sold.................       4,590     10,395      13,048     26,397
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........        (116)       (47)         71       (286)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
     and Foreign
     Currency............     (14,675)    27,562     (11,756)   (49,186)
    Translation of
     Foreign Currency
     Denominated
     Amounts.............           3         (8)        (81)       (77)
                           ----------   --------  ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      (6,345)    42,711       7,218    (17,979)
                           ----------   --------  ----------   --------

Transactions in Interest:
  Contributions..........      10,117     20,680      27,028     53,967
  Withdrawals............     (26,093)   (58,750)    (59,890)   (88,022)
                           ----------   --------  ----------   --------
  Net Decrease from
    Transactions in
    Interest.............     (15,976)   (38,070)    (32,862)   (34,055)
                           ----------   --------  ----------   --------
    Total Increase
     (Decrease)..........     (22,321)     4,641     (25,644)   (52,034)

NET ASSETS
  Beginning of Period....     132,127    127,486     252,368    304,402
                           ----------   --------  ----------   --------
  End of Period..........  $  109,806   $132,127  $  226,724   $252,368
                           ==========   ========  ==========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   THE JAPANESE SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
======================================================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $196,118       $202,676       $190,004       $175,342       $329,682
Ratio of Expenses to Average
  Net Assets...................      0.27%          0.28%          0.28%          0.29%          0.29%*
Ratio of Net Investment Income
  to Average Net Assets........      1.38%          1.10%          1.29%          0.93%          0.76%*
Portfolio Turnover Rate........         6%             6%             8%            13%             2%*
------------------------------------------------------------------------------------------------------

                                                 THE PACIFIC RIM SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
===============================  =====================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
-------------------------------  ---------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $131,888       $183,759       $139,881       $147,795       $231,481
Ratio of Expenses to Average
  Net Assets...................      0.29%          0.48%          0.38%          0.40%          0.45%*
Ratio of Net Investment Income
  to Average Net Assets........      4.10%          2.95%          4.01%          2.45%          2.50%*
Portfolio Turnover Rate........         7%            34%            26%            24%             8%*
-------------------------------  ---------------------------------------------------------------------

*         Annualized
N/A+      Not applicable as The Japanese Small Company Series and The
          Pacific Rim Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                THE UNITED KINGDOM SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
======================================================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $109,806       $132,127       $127,485       $171,851       $182,625
Ratio of Expenses to Average
  Net Assets...................      0.26%          0.26%          0.26%          0.25%          0.29%*
Ratio of Net Investment Income
  to Average Net Assets........      3.06%          3.55%          3.66%          2.86%          2.94%*
Portfolio Turnover Rate........        11%             5%            11%             4%             5%*
------------------------------------------------------------------------------------------------------

                                                 THE CONTINENTAL SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
===============================  =====================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
-------------------------------  ---------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $226,724       $252,368       $304,402       $323,610       $335,882
Ratio of Expenses to Average
  Net Assets...................      0.28%          0.27%          0.27%          0.29%          0.31%*
Ratio of Net Investment Income
  to Average Net Assets........      2.36%          1.92%          1.76%          1.84%          0.27%*
Portfolio Turnover Rate........         9%            11%             1%             3%             7%*
-------------------------------  ---------------------------------------------------------------------

*         Annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 2000

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2000, the Trust consisted of twenty-four investment portfolios, of which four are included in this report (collectively, the "Portfolios"):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: The Portfolios are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Portfolios will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2000, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                  OTHER INVESTMENT
                                                                     SECURITIES
                                                                --------------------
                                                                PURCHASES    SALES
                                                                ---------   --------
The Japanese Small Company Series...........................     $22,513    $ 9,338
The Pacific Rim Small Company Series........................      10,450     28,840
The United Kingdom Small Company Series.....................      12,878     23,615
The Continental Small Company Series........................      22,476     47,435

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The Japanese Small Company Series..........................       $12,201           $(206,285)     $(194,084)
The Pacific Rim Small Company Series.......................        12,679             (89,474)       (76,795)
The United Kingdom Small Company Series....................        40,553             (30,766)         9,787
The Continental Small Company Series.......................        88,148             (66,729)        21,419

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

G. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolios during the year ended November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Portfolios together with other DFA-advised portfolios an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

H. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with Fuji Securities which were collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 2000, was as follows:

                                                                           VALUE OF
                                                    MARKET VALUE OF     COLLATERAL AND       COLLATERAL ON
                                                   SECURITIES ON LOAN   IDEMNIFICATION   REPURCHASE AGREEMENTS
                                                   ------------------   --------------   ---------------------
The Japanese Small Company Series................     $29,132,785         $31,252,819         $33,100,441
The Pacific Rim Small Company Series.............       7,070,851           9,341,971           8,911,511
The United Kingdom Small Company Series..........          73,361             100,000             103,623
The Continental Small Company Series.............      19,710,861          20,661,148          21,262,896

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Portfolios") at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Fort Lauderdale, Florida
January 12, 2001

 148